GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.6%

	Argentina — 0.3%

231,072	Adecoagro SA	2,273,749

	Australia — 0.2%

320,055	Clean TeQ Water Ltd. * (a)	60,631

269,918	IGO Ltd.	1,264,336

1,399,037	Sunrise Energy Metals Ltd. * (a)	471,283

	Total Australia	1,796,250

	Brazil — 0.5%

234,404	SLC Agricola SA	795,498

383,300	Suzano SA	3,554,954

	Total Brazil	4,350,452

	Canada — 7.5%

476,293	Anaergia, Inc. * (b)	104,837

51,100	Capstone Copper Corp. *	359,925

644,338	First Quantum Minerals Ltd.	8,277,896

1,925,700	Greenlane Renewables, Inc. *	134,225

2,585,087	Ivanhoe Mines Ltd. – Class A *	37,326,763

1,008,392	Largo, Inc. *	2,226,978

1,333,508	Li-Cycle Holdings Corp. *	686,357

1,428,500	NexGen Energy Ltd. *	11,130,761

225,000	Northland Power, Inc. (a)	3,846,436

	Total Canada	64,094,178

	China — 0.8%

1,278,000	CMOC Group Ltd. – Class H	1,182,372

1,585,176	Yutong Bus Co. Ltd. – Class A	5,338,634

	Total China	6,521,006

	Denmark — 1.4%

21,052	NKT AS *	1,828,014

12,595	ROCKWOOL AS – B Shares	5,299,229

160,687	Vestas Wind Systems AS *	4,508,614

	Total Denmark	11,635,857

	Finland — 1.8%

202,051	Kemira OYJ	4,762,475

525,838	Neste OYJ	11,039,580

	Total Finland	15,802,055

	France — 12.2%

43,332	Legrand SA	4,705,111

335,626	Nexans SA	40,848,028

15,775	Schneider Electric SE	3,935,549

263,855	STMicroelectronics NV	11,110,928

1,719,657	Valeo SE	21,269,276

610,969	Veolia Environnement SA	20,453,311

114,522	Waga Energy SA *	2,246,134

	Total France	104,568,337

Shares	Description	Value ($)

	Germany — 3.3%

177,301	E.ON SE	2,374,436

443,570	Infineon Technologies AG	17,946,152

105,636	Knorr-Bremse AG	8,135,340

	Total Germany	28,455,928

	Ireland — 0.5%

49,220	Kingspan Group PLC	4,741,755

	Italy — 1.1%

348,420	Enel SpA	2,529,775

106,857	Prysmian SpA	7,027,955

	Total Italy	9,557,730

	Japan — 4.0%

231,300	GS Yuasa Corp.	4,914,917

101,600	Organo Corp.	5,722,946

828,300	Renesas Electronics Corp.	15,262,764

321,300	Yokogawa Electric Corp.	8,275,683

	Total Japan	34,176,310

	Mexico — 2.0%

2,019,769	Grupo Mexico SAB de CV – Series B	12,461,581

2,801,626	Orbia Advance Corp. SAB de CV	4,592,180

	Total Mexico	17,053,761

	Netherlands — 0.9%

112,529	Arcadis NV	7,384,193

	Norway — 1.9%

713,034	Austevoll Seafood ASA	5,818,589

25,987	Bakkafrost P/F	1,431,801

245,670	Mowi ASA	4,417,778

69,860	Salmar ASA	4,265,918

	Total Norway	15,934,086

	Russia — 0.0%

7,221,500	GMK Norilskiy Nickel PAO (c)	112,541

3	MMC Norilsk Nickel PJSC ADR * (c)	—

120,856	PhosAgro PJSC (c)	79,363

2,335	PhosAgro PJSC GDR (c) (d)	512

	Total Russia	192,416

	South Korea — 6.2%

87,240	CS Wind Corp.	3,344,445

139,878	LG Chem Ltd.	35,749,755

50,924	Samsung SDI Co. Ltd.	13,913,173

	Total South Korea	53,007,373

	Spain — 2.9%

20,833	Acciona SA	2,674,675

137,622	Endesa SA	2,740,999

203,512	Iberdrola SA	2,686,106

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Spain — continued

145,558	Redeia Corp. SA	2,623,198

1,070,490	Solaria Energia y Medio Ambiente SA * (a)	13,784,711

	Total Spain	24,509,689

	Switzerland — 0.2%

25,328	Landis & Gyr Group AG	2,165,337

	Ukraine — 0.1%

219,994	Kernel Holding SA *	622,962

	United Kingdom — 0.7%

460,000	Lifezone Holdings Ltd. *	4,149,200

180,911	National Grid PLC	2,049,720

	Total United Kingdom	6,198,920

	United States — 49.1%

51,600	Advanced Drainage Systems, Inc.	8,952,084

342,762	Aemetis, Inc. * (a)	1,182,529

66,932	AGCO Corp.	7,183,812

31,600	Albemarle Corp.	3,873,844

78,773	Alcoa Corp.	3,487,281

1,004,370	Ameresco, Inc. – Class A *	36,679,592

917,361	Arcadium Lithium PLC * (a)	4,063,909

649,400	Array Technologies, Inc. *	9,208,492

363,291	BorgWarner, Inc.	12,954,957

149,800	Carrier Global Corp.	9,465,862

5,153,389	Clean Energy Fuels Corp. *	16,130,108

122,103	CNH Industrial NV	1,283,115

17,300	Constellation Energy Corp.	3,758,425

198,839	Corteva, Inc.	11,123,054

966,210	Darling Ingredients, Inc. *	39,034,884

6,722	Deere & Co.	2,519,137

34,967	Edison International	2,687,214

47,803	EnerSys	5,155,075

106,922	Enphase Energy, Inc. *	13,675,324

69,739	Exelon Corp.	2,618,699

68,795	First Solar, Inc. *	18,695,729

126,956	Freeport-McMoRan, Inc.	6,694,390

1,171,395	Gevo, Inc. *	800,883

5,761,291	GrafTech International Ltd. *	9,506,130

1,249,021	Green Plains, Inc. *	21,445,691

22,100	Hubbell, Inc.	8,594,469

9,600	Lennox International, Inc.	4,824,960

54,748	Mueller Water Products, Inc. – Class A	1,016,123

89,500	NEXTracker, Inc. – Class A *	4,937,715

86,348	ON Semiconductor Corp. *	6,306,858

68,700	Ormat Technologies, Inc.	5,179,980

Shares	Description	Value ($)

	United States — continued

25,109	Owens Corning	4,546,487

86,172	Pentair PLC	7,012,677

183,950	PotlatchDeltic Corp. – (REIT)	7,860,183

207,996	Sensata Technologies Holding PLC	8,594,395

711,376	SolarEdge Technologies, Inc. *	34,850,310

3,757,850	Sunrun, Inc. *	54,338,511

59,195	TE Connectivity Ltd.	8,861,491

20,000	Valmont Industries, Inc.	5,028,000

50,400	Veralto Corp.	4,968,432

57,100	Weyerhaeuser Co. – (REIT)	1,714,713

	Total United States	420,815,524

	TOTAL COMMON STOCKS (COST $975,375,705)	835,857,868

	PREFERRED STOCKS (e) — 1.9%

	Chile — 1.9%

348,004	Sociedad Quimica y Minera de Chile SA Sponsored ADR	16,251,787

	TOTAL PREFERRED STOCKS (COST $18,577,609)	16,251,787

	MUTUAL FUNDS — 0.4%

	United States — 0.4%

	Affiliated Issuers — 0.4%

654,839	GMO U.S. Treasury Fund (f)	3,274,193

	Total United States	3,274,193

	TOTAL MUTUAL FUNDS (COST $3,274,193)	3,274,193

	RIGHTS/WARRANTS — 0.0%

	United Kingdom — 0.0%

52,765	National Grid PLC, expires 06/10/24 *	131,816

	Total United Kingdom	131,816

	TOTAL RIGHTS/WARRANTS (COST $0)	131,816

	TOTAL INVESTMENTS — 99.9% (Cost $997,227,507)	855,515,664

	Other Assets and Liabilities (net) — 0.1%	932,757

	TOTAL NET ASSETS — 100.0%	$856,448,421

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2024

PhosAgro PJSC GDR	08/09/19	$36,037	0.0%	$512

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Investment valued using significant unobservable inputs.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	The security is restricted as to resale.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	All or a portion of this security is purchased with collateral from securities loaned.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.9%

	Brazil — 6.6%

12,456	Alupar Investimento SA	68,983

63,057	Ambev SA	138,822

192,110	Banco do Brasil SA	992,215

55,700	Banco Santander Brasil SA	294,364

5,100	BB Seguridade Participacoes SA	31,372

4,154	BrasilAgro - Co. Brasileira de Propriedades Agricolas	20,086

39,687	Cia de Saneamento de Minas Gerais Copasa MG	152,296

15,162	Cia De Sanena Do Parana	78,858

180,231	CPFL Energia SA	1,170,443

21,910	Cury Construtora e Incorporadora SA	76,901

75,780	Engie Brasil Energia SA	625,475

8,277	GPS Participacoes e Empreendimentos SA	29,225

117,000	Magazine Luiza SA *	276,073

14,864	Odontoprev SA	31,591

45,261	Petroleo Brasileiro SA Sponsored ADR	703,808

92,621	Petroleo Brasileiro SA	717,910

1,349	Sao Martinho SA	6,972

23,357	Transmissora Alianca de Energia Eletrica SA	152,484

223,051	Ultrapar Participacoes SA	984,230

39,890	Vale SA Sponsored ADR	480,674

67,700	Vibra Energia SA	277,716

	Total Brazil	7,310,498

	Chile — 0.1%

1,083,762	Colbun SA	141,667

	Colombia — 0.0%

3,904	Interconexion Electrica SA ESP	19,342

	Czech Republic — 0.2%

9,419	Moneta Money Bank AS	41,252

331	Philip Morris CR AS	217,983

	Total Czech Republic	259,235

	Egypt — 0.6%

72,126	Abou Kir Fertilizers & Chemical Industries	94,578

219,851	Commercial International Bank - Egypt (CIB)	363,795

307,417	Eastern Co. SAE	179,706

46,203	EFG Holding SAE *	15,070

50,158	ElSewedy Electric Co.	47,242

12,173	Misr Fertilizers Production Co. SAE	11,294

	Total Egypt	711,685

	Greece — 0.1%

1,006	JUMBO SA	28,846

5,125	OPAP SA	81,470

	Total Greece	110,316

Shares	Description	Value ($)

	Hungary — 3.7%

37,241	Magyar Telekom Telecommunications PLC	101,786

40,455	MOL Hungarian Oil & Gas PLC	314,678

6,280	Opus Global Nyrt *	6,662

70,829	OTP Bank Nyrt	3,420,351

12,895	Richter Gedeon Nyrt	326,874

	Total Hungary	4,170,351

	India — 17.0%

805	Amara Raja Energy & Mobility Ltd.	11,415

2,795	Ashoka Buildcon Ltd. *	6,142

31,865	Berger Paints India Ltd.	175,604

284,829	Bharat Petroleum Corp. Ltd.	2,146,381

78,754	Brightcom Group Ltd. *	10,428

40,127	Castrol India Ltd.	94,270

38,030	Chambal Fertilisers & Chemicals Ltd.	177,088

17,837	Chennai Petroleum Corp. Ltd.	195,965

5,532	Cipla Ltd.	96,216

2,268	Colgate-Palmolive India Ltd.	71,919

8,402	Coromandel International Ltd.	131,367

8,607	Dr Reddy’s Laboratories Ltd.	596,866

2,651	Firstsource Solutions Ltd.	5,866

17,324	GHCL Ltd.	104,660

9,274	Godawari Power & Ispat Ltd.	108,482

17,476	Great Eastern Shipping Co. Ltd.	226,832

16,406	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	124,911

16,505	Gujarat Pipavav Port Ltd.	38,511

110,352	Gujarat State Fertilizers & Chemicals Ltd.	279,522

5,693	Gujarat State Petronet Ltd.	19,839

16,331	HCL Technologies Ltd.	259,609

1,184	ICICI Securities Ltd.	10,149

524,007	Indiabulls Housing Finance Ltd.	993,348

438,022	Indian Oil Corp. Ltd.	854,194

53,590	Indraprastha Gas Ltd.	283,740

7,960	Infosys Ltd. Sponsored ADR (a)	133,330

246,851	ITC Ltd.	1,263,996

41,846	JM Financial Ltd. *	39,557

1,519	Kaveri Seed Co. Ltd.	15,452

1,754	KNR Constructions Ltd.	6,679

1,459	KRBL Ltd.	4,672

5,082	LT Foods Ltd.	12,576

8,639	Mahanagar Gas Ltd.	134,493

434,784	Manappuram Finance Ltd.	886,160

773	Motilal Oswal Financial Services Ltd.	20,603

10,319	Muthoot Finance Ltd.	209,231

18,841	NCC Ltd.	65,198

2,802	Nippon Life India Asset Management Ltd.	20,329

688,918	NMDC Ltd.	2,152,169

995,889	Oil & Natural Gas Corp. Ltd.	3,178,669

42,830	One 97 Communications Ltd. *	185,105

96,623	Petronet LNG Ltd.	344,146

556,497	Power Grid Corp. of India Ltd.	2,064,039

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	India — continued

37,881	PTC India Ltd.	95,518

10,158	Rashtriya Chemicals & Fertilizers Ltd.	18,797

1,717	Reliance Industries Ltd.	58,866

16,831	RITES Ltd.	141,825

232	Sanofi India Ltd.	24,283

19,514	Shipping Corp. of India Ltd.	57,654

12,445	Shriram Finance Ltd.	356,180

41,040	Sun TV Network Ltd.	322,562

3,275	Tata Consultancy Services Ltd.	145,383

2,543	Triveni Engineering & Industries Ltd.	10,015

25,215	Ujjivan Small Finance Bank Ltd.	15,089

2,648	West Coast Paper Mills Ltd.	18,980

1,846	Zensar Technologies Ltd.	13,577

	Total India	19,038,457

	Indonesia — 5.9%

1,730,000	AKR Corporindo Tbk. PT	170,484

409,300	Aneka Tambang Tbk. PT	36,945

32,900	Astra International Tbk. PT	8,702

193,400	Bank BTPN Syariah Tbk. PT	13,875

4,030,000	Bank Central Asia Tbk. PT	2,292,959

2,642,200	Bank Mandiri Persero Tbk. PT	958,235

4,212,400	Bank Negara Indonesia Persero Tbk. PT	1,143,030

5,723,600	Bank Rakyat Indonesia Persero Tbk. PT	1,534,149

42,300	Indah Kiat Pulp & Paper Tbk. PT *	23,751

29,400	Indofood CBP Sukses Makmur Tbk. PT	17,645

59,900	Indofood Sukses Makmur Tbk. PT	21,661

786,800	Medco Energi Internasional Tbk. PT	68,007

406,200	Perusahaan Gas Negara Tbk. PT	39,536

1,188,400	Sarana Menara Nusantara Tbk. PT	50,461

666,700	Semen Indonesia Persero Tbk. PT	143,187

159,300	Unilever Indonesia Tbk. PT	30,644

	Total Indonesia	6,553,271

	Malaysia — 0.0%

2,300	United Plantations Bhd.	12,291

	Mexico — 6.9%

112,895	Arca Continental SAB de CV	1,157,329

93,309	Banco del Bajio SA	323,102

7,283	Bolsa Mexicana de Valores SAB de CV	13,238

8,279	Coca-Cola Femsa SAB de CV Sponsored ADR	775,411

539,400	Credito Real SAB de CV SOFOM ER * (b)	—

1,516	Fomento Economico Mexicano SAB de CV Sponsored ADR	173,764

1,082	GCC SAB de CV	11,833

11,135	Gentera SAB de CV	17,201

387	Gruma SAB de CV – Class B	7,535

342	Grupo Aeroportuario del Centro Norte SAB de CV ADR	27,979

Shares	Description	Value ($)

	Mexico — continued

10,087	Grupo Aeroportuario del Centro Norte SAB de CV	103,459

2,442	Grupo Aeroportuario del Sureste SAB de CV – Class B	82,432

381,083	Grupo Financiero Banorte SAB de CV – Class O	3,620,025

18,667	Grupo Mexico SAB de CV – Series B	115,172

46,796	Kimberly-Clark de Mexico SAB de CV – Class A	98,410

3,384	Orbia Advance Corp. SAB de CV	5,547

24,069	Qualitas Controladora SAB de CV (a)	308,890

18,042	Regional SAB de CV	156,297

179,635	Wal-Mart de Mexico SAB de CV	674,961

	Total Mexico	7,672,585

	Pakistan — 0.8%

87,620	Attock Refinery Ltd.	119,755

164,283	Engro Fertilizers Ltd.	94,449

184,646	Fauji Fertilizer Bin Qasim Ltd.	22,115

104,856	Fauji Fertilizer Co. Ltd.	53,440

27,396	Habib Bank Ltd.	11,207

55,239	Hub Power Co. Ltd.	28,497

3,509	Lucky Cement Ltd.	11,323

2,961	Mari Petroleum Co. Ltd.	29,644

505,991	Oil & Gas Development Co. Ltd.	242,868

6,540	Pakistan Oilfields Ltd.	11,524

489,959	Pakistan Petroleum Ltd.	210,991

130,034	SUI Northern Gas Pipeline	30,922

45,725	United Bank Ltd.	36,745

	Total Pakistan	903,480

	Philippines — 0.0%

30,600	Aboitiz Equity Ventures, Inc.	18,328

	Poland — 1.7%

365	Budimex SA	69,344

90	Grupa Kety SA	19,774

95,807	ORLEN SA	1,551,929

31,942	Pepco Group NV *	197,111

294	Santander Bank Polska SA	37,908

3,787	XTB SA	64,116

	Total Poland	1,940,182

	Qatar — 0.6%

142,854	Industries Qatar QSC	453,835

2,517	Qatar Electricity & Water Co. QSC	10,381

3,518	Qatar Fuel QSC	13,015

17,704	Qatar Gas Transport Co. Ltd.	19,395

14,483	Qatar Islamic Bank SAQ	68,687

26,563	Qatar National Bank QPSC	98,739

	Total Qatar	664,052

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Russia — 0.4%

4,036,000	Alrosa PJSC (b) (c)	33,364

434,347	Etalon Group PLC GDR (Registered) * (b)	4,062

131,280	Evraz PLC * (b)	3,424

236,860,000	Federal Grid Co.-Rosseti PJSC * (b)	2,664

102,255	Gazprom Neft PJSC (b)	7,609

897,812	Gazprom PJSC * (b)	12,426

783,200	GMK Norilskiy Nickel PAO (b)	12,206

6,151,400	Inter RAO UES PJSC * (b)	2,774

122,088	LUKOIL PJSC (b)	99,223

4,327,340	Magnitogorsk Iron & Steel Works PJSC * (b) (c)	26,335

5	MMC Norilsk Nickel PJSC ADR * (b)	—

88,090	Moscow Exchange MICEX-Rates PJSC (b)	2,331

93,370	Novatek PJSC (b)	11,174

1,403,510	Novolipetsk Steel PJSC (b)	29,984

4,917	PhosAgro PJSC (b)	3,229

95	PhosAgro PJSC GDR (b) (c)	21

11,902	Polyus PJSC * (b) (c)	16,073

1	Polyus PJSC GDR (Registered) (b) (c)	1

50,074,400	RusHydro PJSC (b)	3,496

3,446,432	Sberbank of Russia PJSC * (b) (c)	119,102

140,607	Severstal PAO GDR (Registered) * (b) (c)	27,656

2,387,800	Surgutneftegas PJSC (b)	7,544

657,084	Tatneft PJSC (b)	50,067

	Total Russia	474,765

	South Africa — 6.9%

45,633	Anglo American Platinum Ltd. (a)	1,496,967

61,808	AVI Ltd.	280,098

51,093	Clicks Group Ltd.	801,945

7,877	Coronation Fund Managers Ltd.	14,604

707,449	FirstRand Ltd.	2,454,376

48,275	Foschini Group Ltd.	244,268

17,150	Investec Ltd.	112,128

7,462	Kumba Iron Ore Ltd.	195,621

79,149	Mr Price Group Ltd.	749,607

6,655	Nedbank Group Ltd. (a)	80,787

79,169	Ninety One Ltd.	167,020

15,362	Omnia Holdings Ltd.	45,954

68,786	Sanlam Ltd.	259,544

29,274	Shoprite Holdings Ltd.	389,217

18,787	Tiger Brands Ltd.	194,563

34,853	Truworths International Ltd.	141,654

18,435	Woolworths Holdings Ltd.	53,277

	Total South Africa	7,681,630

	South Korea — 7.1%

822	BGF retail Co. Ltd.	69,268

9,332	Cheil Worldwide, Inc.	126,180

15,175	Daou Data Corp.	126,804

1,747	DB Insurance Co. Ltd.	130,933

Shares	Description	Value ($)

	South Korea — continued

52,838	Dongwon Development Co. Ltd.	105,551

39,629	Hanon Systems	143,398

534	Hyundai Marine & Fire Insurance Co. Ltd.	12,663

247	Hyundai Mobis Co. Ltd.	38,511

926	INTOPS Co. Ltd.	15,771

2,556	JB Financial Group Co. Ltd.	26,971

5,225	Kakaopay Corp. *	116,988

11,264	Kangwon Land, Inc.	121,300

1,888	KCC Glass Corp.	55,147

14,226	Kia Corp.	1,214,278

29,697	KT&G Corp.	1,792,562

3,035	LOTTE Fine Chemical Co. Ltd.	105,559

1,930	Mirae Asset Securities Co. Ltd.	10,089

7,964	NH Investment & Securities Co. Ltd.	70,732

53	NongShim Co. Ltd.	17,625

3,122	Orion Corp.	206,557

1,893	S-1 Corp.	86,918

35,188	Samsung Electronics Co. Ltd.	1,864,359

10,140	Samsung Securities Co. Ltd.	265,415

227	Soulbrain Co. Ltd.	54,314

4,155	TKG Huchems Co. Ltd.	59,513

104,000	Woori Financial Group, Inc.	1,066,761

	Total South Korea	7,904,167

	Taiwan — 27.8%

9,000	Acter Group Corp. Ltd.	65,130

58,000	Asia Cement Corp.	74,451

31,000	Capital Securities Corp.	22,594

376,000	Catcher Technology Co. Ltd.	2,612,467

95,000	Chicony Electronics Co. Ltd.	549,508

5,000	Chicony Power Technology Co. Ltd. *	23,984

15,000	China General Plastics Corp.	8,234

146,000	Chipbond Technology Corp.	307,262

28,000	ChipMOS Technologies, Inc.	38,308

9,000	Darfon Electronics Corp.	18,973

36,000	Dynapack International Technology Corp.	105,196

104,000	Elitegroup Computer Systems Co. Ltd. *	110,517

187,600	Evergreen Marine Corp. Taiwan Ltd.	1,220,400

68,000	Everlight Electronics Co. Ltd.	151,657

19,000	Feng Hsin Steel Co. Ltd.	43,007

28,000	First Financial Holding Co. Ltd.	23,819

17,000	FLEXium Interconnect, Inc.	45,924

52,000	Formosa Advanced Technologies Co. Ltd.	62,066

177,897	Foxconn Technology Co. Ltd.	403,239

5,000	Fusheng Precision Co. Ltd.	44,936

25,000	Giant Manufacturing Co. Ltd.	168,124

30,000	Global Brands Manufacture Ltd.	69,040

13,000	Global Mixed Mode Technology, Inc.	122,835

3,000	Grape King Bio Ltd.	14,872

39,000	Greatek Electronics, Inc.	76,172

28,000	Hannstar Board Corp.	51,322

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

290,000	Hon Hai Precision Industry Co. Ltd.	1,544,394

1,239	Innodisk Corp.	12,653

162,000	King’s Town Bank Co. Ltd.	300,495

49,000	Kung Long Batteries Industrial Co. Ltd.	223,413

22,000	Largan Precision Co. Ltd.	1,553,789

33,000	MediaTek, Inc.	1,263,704

219,000	Micro-Star International Co. Ltd.	1,300,896

50,000	Nan Ya Printed Circuit Board Corp.	301,753

109,528	Nantex Industry Co. Ltd.	117,837

8,000	Nien Made Enterprise Co. Ltd.	86,825

106,000	Novatek Microelectronics Corp.	1,954,155

13,000	Parade Technologies Ltd.	308,607

7,000	Pixart Imaging, Inc.	35,475

369,000	Powerchip Semiconductor Manufacturing Corp. *	283,636

5,000	Powertech Technology, Inc.	27,605

118,000	Primax Electronics Ltd.	369,074

67,000	Radiant Opto-Electronics Corp.	408,668

3,000	Raydium Semiconductor Corp.	38,390

25,744	Shanghai Commercial & Savings Bank Ltd.	36,652

6,000	Sigurd Microelectronics Corp.	14,653

25,000	Simplo Technology Co. Ltd.	318,736

18,000	Sinon Corp.	22,976

12,750	Sporton International, Inc.	96,265

86,000	T3EX Global Holdings Corp.	296,040

32,000	TaiDoc Technology Corp.	161,228

24,000	Taiwan Fertilizer Co. Ltd.	47,334

21,000	Taiwan Hon Chuan Enterprise Co. Ltd.	105,777

21,044	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	3,178,486

241,000	Taiwan Semiconductor Manufacturing Co. Ltd.	6,171,511

79,000	Taiwan Surface Mounting Technology Corp.	278,215

1,000	TCI Co. Ltd.	4,716

9,000	Test Research, Inc.	48,030

5,000	Topkey Corp.	31,326

19,000	Transcend Information, Inc.	69,142

79,000	Tripod Technology Corp.	520,353

41,000	Tung Ho Steel Enterprise Corp.	87,474

25,000	TXC Corp.	87,475

13,816	United Microelectronics Corp. Sponsored ADR	117,436

154,000	United Microelectronics Corp.	262,173

88,000	USI Corp.	43,208

3,000	Wah Lee Industrial Corp.	11,541

61,000	Wisdom Marine Lines Co. Ltd. *	146,349

1,052,000	Yang Ming Marine Transport Corp.	2,324,913

	Total Taiwan	31,047,415

	Thailand — 2.0%

1,193,400	BTS Group Holdings PCL NVDR	155,703

1,601,000	Land & Houses PCL NVDR	287,214

Shares	Description	Value ($)

	Thailand — continued

191,200	Muangthai Capital PCL NVDR	231,270

323,900	PTT Exploration & Production PCL NVDR	1,361,998

217,700	PTT PCL NVDR	194,205

58,200	Regional Container Lines PCL NVDR	47,057

	Total Thailand	2,277,447

	United Arab Emirates — 0.1%

12,938	Emirates NBD Bank PJSC	54,807

	Vietnam — 2.4%

8,800	Dong Phu Rubber JSC	14,724

144,565	Duc Giang Chemicals JSC	719,221

6,700	IDICO Corp. JSC	16,807

107,000	PetroVietNam Ca Mau Fertilizer JSC	158,432

24,300	Petrovietnam Fertilizer & Chemicals JSC	34,504

9,900	PetroVietnam Gas JSC	31,250

49,700	PetroVietnam Technical Services Corp.	84,852

4,600	South Basic Chemicals JSC	12,393

338,800	SSI Securities Corp.	464,606

5,500	Tu Liem Urban Development JSC	9,941

131,400	Vietnam Dairy Products JSC	338,276

49,719	Vietnam Joint Stock Commercial Bank for Industry & Trade *	62,560

106,100	VIX Securities JSC *	75,609

858,055	VNDirect Securities Corp. *	603,981

	Total Vietnam	2,627,156

	TOTAL COMMON STOCKS (COST $157,566,629)	101,593,127

	PREFERRED STOCKS (d) — 7.9%

	Brazil — 6.7%

342,357	Bradespar SA	1,251,834

16,195	Cia de Ferro Ligas da Bahia FERBASA	24,520

1,350,766	Cia Energetica de Minas Gerais	2,559,584

457,331	Itausa SA	847,441

357,884	Petroleo Brasileiro SA	2,643,798

14,554	Randon SA Implementos e Participacoes	26,387

15,431	Unipar Carbocloro SA – Class B	146,966

	Total Brazil	7,500,530

	Colombia — 1.2%

35,847	Bancolombia SA Sponsored ADR	1,271,135

	Russia — 0.0%

3,948,700	Surgutneftegas PJSC (b)	29,579

31,500	Transneft PJSC (b)	5,523

	Total Russia	35,102

	TOTAL PREFERRED STOCKS (COST $10,818,726)	8,806,767

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 2.8%

	United States — 2.8%

	Affiliated Issuers — 2.8%

620,903	GMO U.S. Treasury Fund	3,104,517

	Total United States	3,104,517

	TOTAL MUTUAL FUNDS (COST $3,104,517)	3,104,517

	RIGHTS/WARRANTS — 0.1%

	Vietnam — 0.1%

170,620	VNDirect Securities Corp., expires 07/03/24 * (e)	52,301

	Total Vietnam	52,301

	TOTAL RIGHTS/WARRANTS (COST $0)	52,301

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

10,337	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (f)	10,337

	TOTAL SHORT-TERM INVESTMENTS (COST $10,337)	10,337

	TOTAL INVESTMENTS — 101.7% (Cost $171,500,209)	113,567,049

	Other Assets and Liabilities (net) — (1.7)%	(1,853,797)

	TOTAL NET ASSETS — 100.0%	$111,713,252

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2024

Alrosa PJSC	10/18/21	$7,054,956	0.0%	$33,364

Magnitogorsk Iron & Steel Works PJSC	10/18/21	4,011,995	0.0%	26,335

PhosAgro PJSC GDR	10/18/21	2,465	0.0%	21

Polyus PJSC	10/18/21	2,285,367	0.0%	16,073

Polyus PJSC GDR (Registered)	10/22/21	4	0.0%	1

Sberbank of Russia PJSC	10/18/21	16,614,391	0.1%	119,102

Severstal PAO GDR (Registered)	10/18/21	3,190,235	0.0%	27,656

				$222,552

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Investment valued using significant unobservable inputs.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2024.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.3%

	Brazil — 5.6%

33,296	Alupar Investimento SA	184,397

119,300	Banco Santander Brasil SA	630,478

2,600	BrasilAgro – Co. Brasileira de Propriedades Agricolas	12,572

119,400	Cia de Saneamento de Minas Gerais Copasa MG	458,190

20,900	Cia De Sanena Do Parana	108,701

498,100	CPFL Energia SA	3,234,724

91,500	Cury Construtora e Incorporadora SA	321,153

254,500	Engie Brasil Energia SA	2,100,598

15,100	Grendene SA	17,772

12,500	Grupo SBF SA	27,686

250,700	Magazine Luiza SA *	591,551

15,400	Odontoprev SA	32,730

516,100	Petroleo Brasileiro SA	4,000,318

354,499	Petroleo Brasileiro SA Sponsored ADR	5,512,459

8,100	Sao Martinho SA	41,866

41,400	Transmissora Alianca de Energia Eletrica SA	270,276

695,500	Ultrapar Participacoes SA	3,068,947

65,200	Vale SA	784,749

89,664	Vale SA Sponsored ADR	1,080,451

18,500	Vibra Energia SA	75,890

	Total Brazil	22,555,508

	Chile — 0.1%

1,784,522	Colbun SA	233,268

	China — 24.1%

1,276,000	361 Degrees International Ltd.	730,250

254,000	3SBio, Inc.	198,344

3,064,400	Agricultural Bank of China Ltd. – Class A	1,856,456

10,137,000	Agricultural Bank of China Ltd. – Class H	4,249,741

1,128,000	Air China Ltd. – Class H *	600,983

57,400	ANTA Sports Products Ltd.	614,909

15,169	Autohome, Inc. ADR	430,800

7,329,000	Bank of China Ltd. – Class H	3,474,258

1,278,000	Bosideng International Holdings Ltd.	739,478

838,000	China BlueChemical Ltd. – Class H *	267,136

6,138,000	China Cinda Asset Management Co. Ltd. – Class H	590,652

2,453,878	China Communications Services Corp. Ltd. – Class H	1,180,426

15,057,148	China Construction Bank Corp. – Class H	10,686,420

483,000	China Everbright Environment Group Ltd.	225,496

18,798,000	China Feihe Ltd.	9,329,393

1,412,000	China Lesso Group Holdings Ltd. *	650,831

1,106,000	China Medical System Holdings Ltd.	936,440

331,400	China Merchants Bank Co. Ltd. – Class A	1,567,231

200,000	China Oriental Group Co. Ltd.	27,977

900,000	China Overseas Property Holdings Ltd.	608,792

263,100	China Petroleum & Chemical Corp. – Class A	234,319

Shares	Description	Value ($)

	China — continued

1,278,000	China Petroleum & Chemical Corp. – Class H	814,148

1	China Railway Signal & Communication Corp. Ltd. – Class A	1

17,000	China Shineway Pharmaceutical Group Ltd.	18,189

30,000	Consun Pharmaceutical Group Ltd.	25,591

98,000	COSCO Shipping International Hong Kong Co. Ltd.	49,621

586,000	COSCO Shipping Ports Ltd.	406,133

779,000	Country Garden Services Holdings Co. Ltd.	566,788

6,982,000	CSPC Pharmaceutical Group Ltd.	5,935,887

1,828,000	Dongfeng Motor Group Co. Ltd. – Class H	592,971

269,500	East Buy Holding Ltd. *	632,017

90,200	ENN Energy Holdings Ltd.	833,269

79,000	Fufeng Group Ltd.	61,821

512,000	Greentown Service Group Co. Ltd.	249,660

10,248,000	Hua Han Health Industry Holdings Ltd. (a)	1

115,700	Industrial & Commercial Bank of China Ltd. – Class A	86,699

13,997,000	Industrial & Commercial Bank of China Ltd. – Class H	7,929,826

10,000	JNBY Design Ltd.	18,767

252,000	Kingboard Holdings Ltd.	613,079

138,000	Kingboard Laminates Holdings Ltd. (b)	149,356

208,000	Kunlun Energy Co. Ltd.	216,933

2,472,000	Lenovo Group Ltd.	3,560,936

78,900	Livzon Pharmaceutical Group, Inc. – Class A	421,630

484,000	Lonking Holdings Ltd.	89,706

128,062	Lufax Holding Ltd. ADR	573,718

18,000	Minth Group Ltd.	35,809

360,000	Orient Overseas International Ltd.	6,114,404

3,014,400	PetroChina Co. Ltd. – Class A	4,231,266

2,944,000	PetroChina Co. Ltd. – Class H	3,018,655

1,609	Ping An Insurance Group Co. of China Ltd. – Class A	9,572

771,000	Sany Heavy Equipment International Holdings Co. Ltd.	588,572

44,500	SciClone Pharmaceuticals Holdings Ltd.	105,482

383,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. – Class H	599,448

170,200	Shanghai Mechanical & Electrical Industry Co. Ltd. – Class A	309,972

1,600,000	Sinopec Engineering Group Co. Ltd. – Class H	1,076,569

164,000	Sinotruk Hong Kong Ltd.	381,419

6,957	Tencent Holdings Ltd. ADR	323,709

55,900	Tencent Holdings Ltd.	2,593,400

520,433	Vipshop Holdings Ltd. ADR	8,363,358

323,400	Weichai Power Co. Ltd. – Class A	710,847

1,060,000	Weichai Power Co. Ltd. – Class H	1,904,109

349,000	Xiaomi Corp. – Class B *	781,462

353,500	Xtep International Holdings Ltd.	246,086

853,000	Yuexiu Property Co. Ltd.	618,448

346,200	Zai Lab Ltd. *	648,096

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	China — continued

336,000	Zhejiang Expressway Co. Ltd. – Class H	219,402

350,100	ZhongAn Online P&C Insurance Co. Ltd. – Class H *	595,408

19,500	Zhongsheng Group Holdings Ltd.	35,382

	Total China	96,557,954

	Colombia — 0.0%

21,034	Interconexion Electrica SA ESP	104,208

	Czech Republic — 0.4%

279,489	Moneta Money Bank AS	1,224,085

588	Philip Morris CR AS	387,232

	Total Czech Republic	1,611,317

	Egypt — 0.3%

110,045	Abou Kir Fertilizers & Chemical Industries	144,301

689,269	Commercial International Bank – Egypt (CIB)	1,140,556

127,803	Eastern Co. SAE	74,710

21,747	ElSewedy Electric Co.	20,483

10,721	Misr Fertilizers Production Co. SAE	9,947

	Total Egypt	1,389,997

	Greece — 0.1%

2,297	JUMBO SA	65,865

12,951	OPAP SA	205,875

	Total Greece	271,740

	Hungary — 3.6%

147,482	Magyar Telekom Telecommunications PLC	403,095

141,990	MOL Hungarian Oil & Gas PLC	1,104,467

40,252	Opus Global Nyrt *	42,699

244,153	OTP Bank Nyrt	11,790,211

45,260	Richter Gedeon Nyrt	1,147,290

	Total Hungary	14,487,762

	India — 10.6%

68,260	Berger Paints India Ltd.	376,173

772,905	Bharat Petroleum Corp. Ltd.	5,824,368

317,184	Brightcom Group Ltd. *	42,000

17,740	Castrol India Ltd.	41,676

179,221	Chambal Fertilisers & Chemicals Ltd.	834,549

29,359	Chennai Petroleum Corp. Ltd.	322,551

4,256	Colgate-Palmolive India Ltd.	134,959

13,553	Coromandel International Ltd.	211,904

90,051	GHCL Ltd.	544,030

2,748	Glenmark Life Sciences Ltd.	27,459

7,655	Godawari Power & Ispat Ltd.	89,544

89,987	Great Eastern Shipping Co. Ltd.	1,167,997

47,345	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	360,472

31,225	Gujarat Pipavav Port Ltd.	72,857

333,272	Gujarat State Fertilizers & Chemicals Ltd.	844,179

Shares	Description	Value ($)

	India — continued

10,567	Gujarat State Petronet Ltd.	36,824

4,436	ICICI Securities Ltd.	38,025

3,528	IIFL Finance Ltd.	16,845

1,682,750	Indiabulls Housing Finance Ltd.	3,189,949

1,046,886	Indian Oil Corp. Ltd.	2,041,550

114,799	Indraprastha Gas Ltd.	607,819

126,883	JM Financial Ltd. *	119,943

5,928	Kaveri Seed Co. Ltd.	60,304

6,956	KRBL Ltd.	22,272

17,926	LT Foods Ltd.	44,362

26,141	Mahanagar Gas Ltd.	406,967

207	Maharashtra Scooters Ltd.	19,214

1,848,387	Manappuram Finance Ltd.	3,767,312

4,926	Motilal Oswal Financial Services Ltd.	131,293

36,072	Muthoot Finance Ltd.	731,408

9,618	Nippon Life India Asset Management Ltd.	69,781

1,790,760	NMDC Ltd.	5,594,305

2,393,115	Oil & Natural Gas Corp. Ltd.	7,638,321

91,749	One 97 Communications Ltd. *	396,525

339,025	Petronet LNG Ltd.	1,207,520

825,490	Power Grid Corp. of India Ltd.	3,061,730

156,540	PTC India Ltd.	394,719

6,156	Rashtriya Chemicals & Fertilizers Ltd.	11,392

60,837	Redington Ltd.	145,121

14	Reliance Industries Ltd.	480

5,023	RITES Ltd.	42,326

618	Sanofi India Ltd.	64,685

270	Share India Securities Ltd.	4,886

2,838	Shipping Corp. of India Ltd.	8,385

4,390	Shriram Finance Ltd.	125,643

149,201	Sun TV Network Ltd.	1,172,675

8,743	Triveni Engineering & Industries Ltd.	34,432

74	Ujjivan Small Finance Bank Ltd.	44

927	UTI Asset Management Co. Ltd.	10,077

14,029	West Coast Paper Mills Ltd.	100,557

3,911	Zensar Technologies Ltd.	28,764

	Total India	42,241,173

	Indonesia — 3.1%

2,502,800	AKR Corporindo Tbk. PT	246,639

537,800	Aneka Tambang Tbk. PT	48,544

710,400	Bank BTPN Syariah Tbk. PT	50,965

6,853,700	Bank Central Asia Tbk. PT	3,899,566

3,689,100	Bank Mandiri Persero Tbk. PT	1,337,910

10,522,200	Bank Negara Indonesia Persero Tbk. PT	2,855,188

8,940,300	Bank Pembangunan Daerah Jawa Timur Tbk. PT	275,083

11,443,800	Bank Rakyat Indonesia Persero Tbk. PT	3,067,387

89,500	Indah Kiat Pulp & Paper Tbk. PT *	50,253

47,600	Indofood CBP Sukses Makmur Tbk. PT	28,568

78,300	Indofood Sukses Makmur Tbk. PT	28,315

9,537,200	Panin Financial Tbk. PT *	202,063

783,300	Perusahaan Gas Negara Tbk. PT	76,240

2,545,800	Sarana Menara Nusantara Tbk. PT	108,099

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

1,428,200	Semen Indonesia Persero Tbk. PT	306,733

202,400	Unilever Indonesia Tbk. PT	38,935

	Total Indonesia	12,620,488

	Kuwait — 0.1%

35,720	Humansoft Holding Co. KSC	301,218

	Malaysia — 0.0%

232,160	Hibiscus Petroleum Bhd.	123,684

8,400	United Plantations Bhd.	44,890

	Total Malaysia	168,574

	Mexico — 5.6%

329,019	Arca Continental SAB de CV	3,372,898

246,341	Banco del Bajio SA	853,006

41,905	Bolsa Mexicana de Valores SAB de CV	76,171

27,730	Coca-Cola Femsa SAB de CV Sponsored ADR	2,597,192

315,700	Credito Real SAB de CV SOFOM ER * (a) (b)	—

4,371	GCC SAB de CV	47,802

78,263	Gentera SAB de CV	120,901

5,314	Grupo Aeroportuario del Centro Norte SAB de CV ADR	434,738

69,284	Grupo Aeroportuario del Centro Norte SAB de CV	710,624

3,009	Grupo Aeroportuario del Sureste SAB de CV ADR	1,009,790

2,971	Grupo Aeroportuario del Sureste SAB de CV – Class B	100,289

1,177,937	Grupo Financiero Banorte SAB de CV – Class O	11,189,586

51,796	Grupo Mexico SAB de CV – Series B	319,571

105,126	Kimberly-Clark de Mexico SAB de CV – Class A	221,077

11,279	Orbia Advance Corp. SAB de CV	18,488

1,365	Promotora y Operadora de Infraestructura SAB de CV	14,991

15,900	Regional SAB de CV	137,741

361,513	Wal-Mart de Mexico SAB de CV	1,358,351

	Total Mexico	22,583,216

	Pakistan — 0.9%

202,370	Attock Refinery Ltd.	276,590

54,383	Bank Alfalah Ltd.	12,082

576,053	Engro Fertilizers Ltd.	331,183

840,562	Fauji Fertilizer Bin Qasim Ltd.	100,673

413,745	Fauji Fertilizer Co. Ltd.	210,865

146,049	Habib Bank Ltd.	59,747

193,543	Hub Power Co. Ltd.	99,847

106,490	International Steels Ltd.	33,647

240,466	Kot Addu Power Co. Ltd.	28,461

18,034	Lucky Cement Ltd.	58,192

11,947	Mari Petroleum Co. Ltd.	119,609

41,178	MCB Bank Ltd.	30,601

Shares	Description	Value ($)

	Pakistan — continued

1,823,573	Oil & Gas Development Co. Ltd.	875,286

44,115	Pakistan Oilfields Ltd.	77,731

2,756,908	Pakistan Petroleum Ltd.	1,187,208

545,873	SUI Northern Gas Pipeline	129,808

153,740	United Bank Ltd.	123,548

	Total Pakistan	3,755,078

	Philippines — 0.1%

65,600	Aboitiz Equity Ventures, Inc.	39,290

7,525,800	Megaworld Corp.	231,604

	Total Philippines	270,894

	Poland — 1.3%

5,244	Budimex SA	996,270

111	Grupa Kety SA	24,387

233,332	ORLEN SA	3,779,627

68,424	Pepco Group NV *	422,238

	Total Poland	5,222,522

	Qatar — 0.6%

658,660	Industries Qatar QSC	2,092,505

5,134	Qatar Fuel QSC	18,994

25,803	Qatar Islamic Bank SAQ	122,374

	Total Qatar	2,233,873

	Russia — 0.6%

31,701,260	Alrosa PJSC (a) (c)	262,059

39,977	Evraz PLC * (a)	1,043

1,432,600,000	Federal Grid Co.-Rosseti PJSC * (a)	16,112

653,911	Fix Price Group PLC GDR (a)	15,566

219,070	Gazprom Neft PJSC (a)	16,302

1,250,860	Gazprom PJSC * (a)	17,312

3,721,200	GMK Norilskiy Nickel PAO (a)	57,992

78,536,400	Inter RAO UES PJSC * (a)	35,414

3	LSR Group PJSC GDR (a)	—

239,440	LSR Group PJSC (a)	20,638

285,469	LUKOIL PJSC (a)	232,006

17,490,987	Magnitogorsk Iron & Steel Works PJSC * (a) (c)	106,445

474,800	Mechel PJSC * (a) (c)	11,318

5	MMC Norilsk Nickel PJSC ADR * (a)	—

249,660	Mobile TeleSystems PJSC (a)	7,816

4,133,417	Moscow Exchange MICEX-Rates PJSC (a)	109,396

10,015,560	Novolipetsk Steel PJSC (a)	213,968

11,924	PhosAgro PJSC (a)	7,830

230	PhosAgro PJSC GDR (a) (c)	50

80,094	Polyus PJSC * (a) (c)	108,163

24,938,000	RusHydro PJSC (a)	1,741

13,125,612	Sberbank of Russia PJSC * (a) (c)	453,594

706,464	Severstal PAO GDR (Registered) * (a) (c)	138,956

68,353	SFI PJSC (a)	9,751

63,500,900	Surgutneftegas PJSC (a)	200,633

2,860,038	Tatneft PJSC (a)	217,923

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

8,118,000	Unipro PJSC * (a)	1,715

556,430	United Co. Rusal International PJSC * (a)	2,631

	Total Russia	2,266,374

	South Africa — 6.6%

145,217	Anglo American Platinum Ltd. (b)	4,763,770

190,434	AVI Ltd.	862,999

190,289	Clicks Group Ltd.	2,986,734

2,013,614	FirstRand Ltd.	6,985,896

184,700	Foschini Group Ltd.	934,568

152,738	Investec Ltd.	998,613

17,576	Kumba Iron Ore Ltd.	460,766

377,362	Mr Price Group Ltd.	3,573,930

451,934	Ninety One Ltd.	953,431

529,489	Sanlam Ltd.	1,997,871

74,575	Shoprite Holdings Ltd.	991,525

44,902	Tiger Brands Ltd.	465,017

5,873	Truworths International Ltd.	23,870

95,625	Woolworths Holdings Ltd.	276,357

	Total South Africa	26,275,347

	South Korea — 2.6%

1,390	Coway Co. Ltd.	56,924

35,955	Daou Data Corp.	300,443

3,124	DB Insurance Co. Ltd.	234,136

168,857	Dongwon Development Co. Ltd.	337,315

84,891	Hanon Systems	307,178

1,395	Hyundai Mobis Co. Ltd.	217,501

63,996	JB Financial Group Co. Ltd.	675,297

11,193	Kakaopay Corp. *	250,611

24,129	Kangwon Land, Inc.	259,841

37,183	Kia Corp.	3,173,801

56,596	KT&G Corp.	3,416,232

377	LOTTE Fine Chemical Co. Ltd.	13,112

1,321	NH Investment & Securities Co. Ltd.	11,732

2,779	Orion Corp.	183,864

314	S-1 Corp.	14,417

30,715	Samsung Securities Co. Ltd.	803,967

	Total South Korea	10,256,371

	Sri Lanka — 0.1%

103,983,101	Anilana Hotels & Properties Ltd. * (d) (e)	310,125

	Taiwan — 21.5%

23,000	Allied Supreme Corp.	277,964

28,000	Arcadyan Technology Corp.	144,723

35,000	Asia Cement Corp.	44,927

8,000	Asia Optical Co., Inc.	16,500

58,000	Capital Securities Corp.	42,273

961,000	Catcher Technology Co. Ltd.	6,677,077

318,000	Chicony Electronics Co. Ltd.	1,839,407

10,000	Chicony Power Technology Co. Ltd. *	47,968

513,000	Chipbond Technology Corp.	1,079,628

Shares	Description	Value ($)

	Taiwan — continued

10,000	Chlitina Holding Ltd.	51,744

406,400	Coretronic Corp.	1,391,135

63,000	Darfon Electronics Corp.	132,811

101,000	Dynapack International Technology Corp.	295,132

235,000	Elitegroup Computer Systems Co. Ltd. *	249,726

202,200	Evergreen Marine Corp. Taiwan Ltd.	1,315,378

115,000	Everlight Electronics Co. Ltd.	256,478

492,000	Farglory Land Development Co. Ltd.	1,346,443

5,000	First Financial Holding Co. Ltd.	4,253

49,000	FLEXium Interconnect, Inc.	132,370

648,778	Foxconn Technology Co. Ltd.	1,470,584

4,000	Foxsemicon Integrated Technology, Inc.	36,535

7,000	Fusheng Precision Co. Ltd.	62,911

55,000	Giant Manufacturing Co. Ltd.	369,873

94,000	Global Brands Manufacture Ltd.	216,325

18,000	Global Mixed Mode Technology, Inc.	170,079

22,000	Grape King Bio Ltd.	109,064

15,000	Greatek Electronics, Inc.	29,297

56,000	Hannstar Board Corp.	102,645

907,000	Hon Hai Precision Industry Co. Ltd.	4,830,225

191,000	Huaku Development Co. Ltd. *	932,464

170,000	Kung Long Batteries Industrial Co. Ltd.	775,105

28,000	Largan Precision Co. Ltd.	1,977,549

141,000	MediaTek, Inc.	5,399,464

37,000	Merry Electronics Co. Ltd.	142,276

721,000	Micro-Star International Co. Ltd.	4,282,859

3,000	Nan Pao Resins Chemical Co. Ltd.	31,349

106,000	Nan Ya Printed Circuit Board Corp.	639,717

358,000	Nantex Industry Co. Ltd.	385,157

15,000	Nien Made Enterprise Co. Ltd.	162,797

396,810	Novatek Microelectronics Corp.	7,315,362

53,000	Pan-International Industrial Corp.	64,001

27,000	Parade Technologies Ltd.	640,952

26,000	Pixart Imaging, Inc.	131,763

790,000	Powerchip Semiconductor Manufacturing Corp.*	607,242

125,000	Powertech Technology, Inc.	690,132

414,000	Primax Electronics Ltd.	1,294,885

22,000	Qisda Corp.	27,032

92,000	Quanta Storage, Inc.	356,987

218,936	Radiant Opto-Electronics Corp.	1,335,404

7,000	Raydium Semiconductor Corp.	89,576

321,000	Shinkong Insurance Co. Ltd.	942,557

31,000	Sigurd Microelectronics Corp.	75,710

71,000	Simplo Technology Co. Ltd.	905,209

37,000	Sinon Corp.	47,228

221,000	T3EX Global Holdings Corp.	760,754

119,000	TaiDoc Technology Corp.	599,568

82,000	Taiwan Fertilizer Co. Ltd.	161,723

999,000	Taiwan Semiconductor Manufacturing Co. Ltd.	25,582,323

248,000	Taiwan Surface Mounting Technology Corp.	873,385

62,000	TCI Co. Ltd.	292,408

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

32,000	Test Research, Inc.	170,773

3,000	Thinking Electronic Industrial Co. Ltd.	15,793

29,000	TPK Holding Co. Ltd.	34,490

387,000	Transcend Information, Inc.	1,408,313

214,160	Tripod Technology Corp.	1,410,617

10,000	TTY Biopharm Co. Ltd.	23,967

46,000	TXC Corp.	160,953

1,000	Voltronic Power Technology Corp.	52,408

1,039,000	Yang Ming Marine Transport Corp.	2,296,183

8,000	Zyxel Group Corp.	10,285

	Total Taiwan	85,850,195

	Thailand — 2.3%

2,556,400	BTS Group Holdings PCL NVDR	333,534

3,429,700	Land & Houses PCL NVDR	615,277

409,700	Muangthai Capital PCL NVDR	495,560

2,122,400	Pruksa Holding PCL (Foreign Registered)	577,852

1,122,400	PTT Exploration & Production PCL	4,719,687

2,645,800	PTT PCL	2,360,256

42,000	TTW PCL	10,394

	Total Thailand	9,112,560

	Vietnam — 2.1%

6,500	CNG Vietnam JSC	8,608

15,900	Dong Phu Rubber JSC	26,604

527,200	Duc Giang Chemicals JSC	2,622,858

117,900	PetroVietNam Ca Mau Fertilizer JSC	174,571

24,400	PetroVietnam Gas JSC	77,021

279,900	PetroVietnam Technical Services Corp.	477,868

130,000	Pha Lai Thermal Power JSC	84,365

35,600	Sai Gon-Ha Noi Securities JSC *	25,423

6,200	South Basic Chemicals JSC	16,704

572,900	SSI Securities Corp.	785,633

19,300	Tu Liem Urban Development JSC	34,885

464,200	Vietnam Dairy Products JSC	1,195,037

249,400	VIX Securities JSC *	177,727

4,059,090	VNDirect Securities Corp. *	2,857,177

	Total Vietnam	8,564,481

	TOTAL COMMON STOCKS (COST $714,392,536)	369,244,243

	PREFERRED STOCKS (f) — 5.2%

	Brazil — 3.4%

1,317,500	Bradespar SA	4,817,460

7,100	Cia de Ferro Ligas da Bahia FERBASA	10,750

3,707,280	Cia Energetica de Minas Gerais	7,024,974

180,047	Petroleo Brasileiro SA	1,330,062

45,530	Unipar Carbocloro SA – Class B	433,631

	Total Brazil	13,616,877

Shares / Par Value†	Description	Value ($)

	Colombia — 1.2%

134,569	Bancolombia SA Sponsored ADR	4,771,817

	Russia — 0.1%

194,570	Nizhnekamskneftekhim PJSC (a)	1,576

79,676,700	Surgutneftegas PJSC (a)	596,837

86,900	Transneft PJSC (a)	15,237

	Total Russia	613,650

	South Korea — 0.5%

45,689	Samsung Electronics Co. Ltd.	1,993,459

	TOTAL PREFERRED STOCKS (COST $69,775,430)	20,995,803

	DEBT OBLIGATIONS — 0.1%

	United States — 0.1%

300,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.20%, 5.53%, due 01/31/25 (g)	300,327

	TOTAL DEBT OBLIGATIONS (COST $300,097)	300,327

	MUTUAL FUNDS — 1.2%

	United States — 1.2%
	Affiliated Issuers — 1.2%

1,005,903	GMO U.S. Treasury Fund	5,029,518

	Total United States	5,029,518

	TOTAL MUTUAL FUNDS (COST $5,029,518)	5,029,518

	RIGHTS/WARRANTS — 0.1%

	Vietnam — 0.1%

773,160	VNDirect Securities Corp., expires 07/03/24 * (e)	237,002

	Total Vietnam	237,002

	TOTAL RIGHTS/WARRANTS (COST $0)	237,002

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

568,350	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (h)	568,350

	TOTAL SHORT-TERM INVESTMENTS (COST $568,350)	568,350

	TOTAL INVESTMENTS — 99.1% (Cost $790,065,931)	396,375,243

	Other Assets and Liabilities (net) — 0.9%	3,725,132

	TOTAL NET ASSETS — 100.0%	$400,100,375

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2024

Alrosa PJSC	09/14/17	$46,779,239	0.1%	$262,059

Magnitogorsk Iron & Steel Works PJSC	02/13/18	14,388,116	0.0%	106,445

Mechel PJSC	11/12/21	883,911	0.0%	11,318

PhosAgro PJSC GDR	02/09/22	5,151	0.0%	50

Polyus PJSC	07/23/20	17,665,998	0.0%	108,163

Sberbank of Russia PJSC	11/10/17	51,393,929	0.1%	453,594

Severstal PAO GDR (Registered)	10/12/17	13,249,420	0.0%	138,956

				$1,080,585

A summary of outstanding financial instruments at May 31, 2024 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
515	Mini MSCI Emerging Markets	June 2024	$27,204,875	$296,211

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	All or a portion of this security is out on loan.

(c)	The security is restricted as to resale.

(d)	Affiliated company.

(e)	Investment valued using significant unobservable inputs.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(h)	The rate disclosed is the 7 day net yield as of May 31, 2024.

The rates shown on variable rate notes are the current interest rates at May 31, 2024, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QSC - Qatari Shareholding Company

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.3%

	Australia — 3.0%

102,270	BHP Group Ltd.	3,043,794

131,246	BlueScope Steel Ltd.	1,852,129

933,856	Brambles Ltd.	8,876,805

387,997	Fortescue Ltd.	6,411,711

173,489	GrainCorp Ltd. – Class A	964,229

7,287	QBE Insurance Group Ltd.	86,636

89,631	Rio Tinto Ltd.	7,709,562

19,554	Suncorp Group Ltd.	207,688

154,801	Super Retail Group Ltd.	1,357,733

	Total Australia	30,510,287

	Austria — 0.8%

128,927	Erste Group Bank AG	6,335,496

17,976	OMV AG	908,479

25,828	Raiffeisen Bank International AG	477,688

	Total Austria	7,721,663

	Belgium — 2.1%

198,540	Ageas SA	9,904,704

28,823	Bekaert SA	1,358,372

54,590	Groupe Bruxelles Lambert NV	4,186,334

7,420	KBC Group NV	541,887

18,036	Melexis NV	1,637,604

29,381	Proximus SADP	231,632

30,543	Syensqo SA	3,056,842

	Total Belgium	20,917,375

	Denmark — 0.0%

1,474	Schouw & Co. AS	122,897

	Finland — 0.4%

895,447	Nokia OYJ	3,502,449

	France — 13.8%

353,808	AXA SA	12,774,741

279,995	Cie de Saint-Gobain SA	24,721,113

210,647	Cie Generale des Etablissements Michelin SCA	8,542,796

105,579	Coface SA	1,625,742

179,319	Credit Agricole SA	2,917,678

100,483	Derichebourg SA	572,817

13,507	Eurazeo SE	1,140,133

11,003	Ipsen SA	1,443,432

25,959	IPSOS SA	1,893,529

34,139	Metropole Television SA	519,905

118,958	Publicis Groupe SA	13,361,930

191,479	Sanofi SA	18,746,167

14,681	Societe BIC SA *	1,098,503

477,437	STMicroelectronics NV – NY Shares	20,038,031

110,657	Television Francaise 1 SA	1,089,695

Shares	Description	Value ($)

	France — continued

14,666	TotalEnergies SE (a)	1,077,662

358,414	TotalEnergies SE (a)	26,259,002

	Total France	137,822,876

	Germany — 4.6%

8,544	Allianz SE (Registered)	2,501,151

295,624	Deutsche Bank AG (Registered)	4,919,319

22,632	Heidelberg Materials AG	2,373,494

2,953	Hornbach Holding AG & Co. KGaA	248,968

5,326	Indus Holding AG	156,383

40,876	Kloeckner & Co. SE	271,567

61,791	Mercedes-Benz Group AG	4,484,621

120,151	ProSiebenSat.1 Media SE	998,761

15,233	RTL Group SA	510,520

33,105	Salzgitter AG	823,279

6,544	SAP SE	1,193,353

116,115	Siemens AG (Registered)	22,380,126

67,130	Talanx AG	5,354,729

	Total Germany	46,216,271

	Hong Kong — 1.2%

282,500	ASMPT Ltd.	3,378,431

277,000	CK Hutchison Holdings Ltd.	1,352,614

202,800	Dah Sing Banking Group Ltd.	175,789

26,869	Dah Sing Financial Holdings Ltd.	79,074

1,107,707	Esprit Holdings Ltd. *	31,735

5,917	Hong Kong Resources Holdings Co. Ltd. *	448

1,045,585	IGG, Inc. *	410,247

122,901	Johnson Electric Holdings Ltd.	188,182

215,640	Kerry Logistics Network Ltd.	247,763

144,326	Luk Fook Holdings International Ltd.	354,329

1,009,331	Pacific Textiles Holdings Ltd.	195,118

383,023	Shun Tak Holdings Ltd. *	36,915

287,500	Swire Pacific Ltd. – Class A	2,502,588

57,000	Techtronic Industries Co. Ltd.	701,200

277,488	Television Broadcasts Ltd. *	126,180

730,000	VSTECS Holdings Ltd.	429,869

72,700	VTech Holdings Ltd.	521,301

1,753,515	WH Group Ltd.	1,194,943

	Total Hong Kong	11,926,726

	Ireland — 0.5%

47,492	Kingspan Group PLC	4,575,283

	Italy — 6.5%

67,555	Anima Holding SpA	361,032

251,107	Assicurazioni Generali SpA	6,463,138

55,598	Banca IFIS SpA	1,224,333

307,486	BPER Banca SpA	1,654,805

502,935	Eni SpA	7,943,542

66,604	Esprinet SpA *	359,032

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

1,347,883	Intesa Sanpaolo SpA	5,309,624

253,051	MFE-MediaForEurope NV – Class A	868,966

2,362	Sesa SpA	273,855

889,210	Stellantis NV	19,701,362

346,137	UniCredit SpA	13,780,618

19,898	Unieuro SpA (b)	208,648

664,946	Unipol Gruppo SpA	6,855,072

	Total Italy	65,004,027

	Japan — 26.2%

56,020	AOKI Holdings, Inc.	452,669

55,800	Bridgestone Corp.	2,445,795

207,996	Brother Industries Ltd.	4,003,197

13,800	Canon Marketing Japan, Inc.	390,382

251,700	Canon, Inc.	7,325,003

92,300	Credit Saison Co. Ltd.	2,000,990

102,000	Daido Steel Co. Ltd.	1,030,635

66,290	Daiwabo Holdings Co. Ltd.	1,172,765

880,200	ENEOS Holdings, Inc.	4,550,845

233,400	FUJIFILM Holdings Corp.	5,329,866

9,706	Fuyo General Lease Co. Ltd.	769,878

17,453	Gunze Ltd.	596,340

33,400	Hitachi Ltd.	3,439,788

88,900	Honda Motor Co. Ltd.	1,006,678

279,675	Honda Motor Co. Ltd. Sponsored ADR	9,486,576

27,800	Horiba Ltd.	2,197,774

171,600	Inpex Corp.	2,647,746

491,654	ITOCHU Corp.	23,209,313

757,504	Japan Tobacco, Inc.	21,492,444

26,000	Kaga Electronics Co. Ltd.	949,945

62,044	Kanematsu Corp.	1,064,476

131,996	KDDI Corp.	3,637,119

62,500	Komatsu Ltd.	1,836,938

29,293	Komeri Co. Ltd.	696,628

49,157	MCJ Co. Ltd.	430,409

487,100	Mitsubishi Corp.	10,280,924

40,000	Mitsubishi Electric Corp.	695,094

1,892,300	Mitsubishi UFJ Financial Group, Inc.	20,099,384

278,538	Mitsui & Co. Ltd.	14,181,538

39,684	Modec, Inc. (b)	681,242

209,900	NEC Corp.	15,624,489

49,426	Nichias Corp.	1,498,777

328,500	ORIX Corp.	7,163,938

82,100	Otsuka Holdings Co. Ltd.	3,389,535

947,900	Panasonic Holdings Corp.	8,372,647

82,324	Press Kogyo Co. Ltd.	354,383

37,219	Prima Meat Packers Ltd.	560,915

5,983	San-A Co. Ltd.	183,543

64,400	Sanwa Holdings Corp.	1,198,894

22,500	SCREEN Holdings Co. Ltd.	2,152,240

254,100	Seiko Epson Corp.	4,105,715

50,795	Seiko Group Corp.	1,481,355

Shares	Description	Value ($)

	Japan — continued

347,112	Sekisui Chemical Co. Ltd.	4,981,989

647,700	Sekisui House Ltd.	14,584,630

90,300	Subaru Corp.	2,018,628

381,700	Sumitomo Forestry Co. Ltd.	13,216,019

20,638	T-Gaia Corp.	255,608

7,100	Tokyo Electron Ltd.	1,507,746

61,000	Tokyo Gas Co. Ltd.	1,370,145

101,975	Tokyu Construction Co. Ltd.	499,908

12,428	Towa Pharmaceutical Co. Ltd.	228,680

231,055	Toyota Tsusho Corp.	14,110,286

24,269	TPR Co. Ltd.	365,899

24,369	Valor Holdings Co. Ltd.	378,845

20,256	Warabeya Nichiyo Holdings Co. Ltd.	304,749

1,488,300	Yamaha Motor Co. Ltd.	14,573,026

	Total Japan	262,584,970

	Netherlands — 7.0%

879	ASM International NV	618,561

3,632	ASML Holding NV	3,474,989

99,907	EXOR NV	11,219,617

511,951	Koninklijke Ahold Delhaize NV	15,877,146

368,056	Koninklijke Philips NV *	10,053,395

91,598	NN Group NV	4,273,879

162,561	Randstad NV	8,591,644

98,763	Wolters Kluwer NV	15,751,645

	Total Netherlands	69,860,876

	Norway — 2.5%

466,370	Elkem ASA *	974,660

768,072	Equinor ASA	22,295,386

35,331	Europris ASA	236,527

102,693	Hoegh Autoliners ASA	1,225,943

38,577	Wallenius Wilhelmsen ASA	412,108

	Total Norway	25,144,624

	Portugal — 0.2%

30,571	CTT-Correios de Portugal SA	145,992

253,973	Navigator Co. SA *	1,110,657

156,820	REN – Redes Energeticas Nacionais SGPS SA	392,002

757,857	Sonae SGPS SA	782,309

	Total Portugal	2,430,960

	Singapore — 2.7%

730,000	ComfortDelGro Corp. Ltd.	752,592

426,300	First Resources Ltd.	445,057

584,500	Keppel Ltd.	2,914,220

741,900	Oversea-Chinese Banking Corp. Ltd.	7,984,393

428,300	Sheng Siong Group Ltd.	472,706

185,500	United Overseas Bank Ltd.	4,229,781

87,700	Venture Corp. Ltd.	912,550

882,722	Yangzijiang Financial Holding Ltd.	212,619

5,308,922	Yangzijiang Shipbuilding Holdings Ltd.	8,982,687

	Total Singapore	26,906,605

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Spain — 6.6%

2,439,871	Banco Bilbao Vizcaya Argentaria SA	26,475,906

11,374,226	Banco de Sabadell SA	24,025,672

164,048	Banco Santander SA	865,147

271,627	CaixaBank SA	1,555,626

277,058	Industria de Diseno Textil SA	13,174,539

	Total Spain	66,096,890

	Sweden — 3.5%

134,654	Betsson AB * (a)	48,013

134,654	Betsson AB (a)	1,544,199

65,963	Investor AB – A Shares	1,776,883

412,512	Investor AB – B Shares	11,193,661

20,698	SSAB AB – A Shares	120,604

12,582	Volvo AB – A Shares	341,935

729,359	Volvo AB – B Shares	19,630,617

	Total Sweden	34,655,912

	Switzerland — 5.9%

62,086	Adecco Group AG (Registered)	2,356,214

36,168	Ascom Holding AG (Registered) (b)	327,099

209	Forbo Holding AG (Registered)	255,192

31,657	Logitech International SA (Registered) (a)	3,166,017

190,758	Logitech International SA (Registered) (a)	19,092,846

119,112	Roche Holding AG – Genusschein	30,411,290

57,953	Sandoz Group AG ADR (b)	2,056,752

10,851	u-blox Holding AG	1,154,488

3,995	Zehnder Group AG – Class RG	268,658

	Total Switzerland	59,088,556

	United Kingdom — 11.8%

727,505	3i Group PLC	26,806,333

212,374	BAE Systems PLC	3,781,535

1,605,824	Barratt Developments PLC	10,412,889

121,982	Bellway PLC	4,200,258

11,667	Berkeley Group Holdings PLC	787,295

29,019	British American Tobacco PLC	897,408

1,877,091	BT Group PLC	3,142,692

185,651	Coca-Cola HBC AG	6,300,122

83,864	Crest Nicholson Holdings PLC	255,727

26,184	CRH PLC	2,140,804

488,845	Ferrexpo PLC *	260,530

50,364	Galliford Try Holdings PLC	172,005

345,636	GSK PLC	7,755,384

398,417	GSK PLC Sponsored ADR	17,837,129

103,137	Halfords Group PLC	203,471

76,115	Investec PLC	509,325

990,273	J Sainsbury PLC	3,510,957

71,714	MONY Group PLC	207,626

85,602	Next PLC	10,252,549

59,045	Persimmon PLC	1,103,093

209,285	Redrow PLC	1,911,105

73,821	RELX PLC	3,238,519

15,204	Rio Tinto PLC Sponsored ADR	1,065,800

Shares / Par Value†	Description	Value ($)

	United Kingdom — continued

984,229	Taylor Wimpey PLC	1,863,352

105,543	Tesco PLC	419,839

109,244	Vesuvius PLC	682,789

872,051	Vodafone Group PLC Sponsored ADR	8,389,131

	Total United Kingdom	118,107,667

	TOTAL COMMON STOCKS (COST $884,818,494)	993,196,914

	PREFERRED STOCKS (c) — 0.3%

	Germany — 0.3%

25,194	Bayerische Motoren Werke AG	2,435,636

4,226	Draegerwerk AG & Co. KGaA	231,303

	Total Germany	2,666,939

	TOTAL PREFERRED STOCKS (COST $2,557,622)	2,666,939

	DEBT OBLIGATIONS — 0.2%

	United States — 0.2%

2,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 5.48%, due 04/30/26 (d)	2,000,928

	TOTAL DEBT OBLIGATIONS (COST $2,000,453)	2,000,928

	MUTUAL FUNDS — 6.6%

	United States — 6.6%

	Affiliated Issuers — 6.6%

13,259,347	GMO U.S. Treasury Fund	66,296,735

	Total United States	66,296,735

	TOTAL MUTUAL FUNDS (COST $66,296,735)	66,296,735

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

1,449,710	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (e)	1,449,710

	TOTAL SHORT-TERM INVESTMENTS (COST $1,449,710)	1,449,710

	TOTAL INVESTMENTS — 106.5% (Cost $957,123,014)	1,065,611,226

	Other Assets and Liabilities (net) — (6.5)%	(65,186,234)

	TOTAL NET ASSETS — 100.0%	$1,000,424,992

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

A summary of outstanding financial instruments at May 31, 2024 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
61	MSCI EAFE	June 2024	$7,229,110	$111,705

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	All or a portion of this security is out on loan.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2024.

The rates shown on variable rate notes are the current interest rates at May 31, 2024, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.6%

	Australia — 4.0%

398,600	BHP Group Ltd.	11,863,267

157,112	BlueScope Steel Ltd.	2,217,147

57,108	Fortescue Ltd.	943,718

7,445	Rio Tinto Ltd.	640,378

25,862	Westpac Banking Corp.	449,106

	Total Australia	16,113,616

	Austria — 1.1%

61,506	OMV AG	3,108,417

64,703	Raiffeisen Bank International AG	1,196,679

	Total Austria	4,305,096

	Belgium — 1.4%

52,746	Ageas SA	2,631,377

16,159	Groupe Bruxelles Lambert NV	1,239,182

15,023	KBC Group NV	1,097,139

8,249	Proximus SADP	65,033

4,187	UCB SA	587,313

	Total Belgium	5,620,044

	Canada — 12.3%

140,300	B2Gold Corp. (a)	395,284

249,771	B2Gold Corp. (a)	699,359

38,900	Bank of Nova Scotia (a)	1,841,467

97,901	Bank of Nova Scotia (a)	4,633,654

15,300	Canadian Imperial Bank of Commerce (a)	758,629

81,492	Canadian Imperial Bank of Commerce (a)	4,037,114

9,900	Canadian Tire Corp. Ltd. – Class A	988,148

20,600	Canadian Western Bank	382,845

9,600	CI Financial Corp.	103,047

20,400	Empire Co. Ltd. – Class A	483,302

13,700	Enerplus Corp. (b)	278,533

36,600	Great-West Lifeco, Inc. (b)	1,097,772

27,700	iA Financial Corp., Inc.	1,803,513

4,700	Imperial Oil Ltd. (b)	332,081

8,970	Magna International, Inc. (a) (b)	405,534

25,100	Magna International, Inc. (a)	1,135,527

81,174	Manulife Financial Corp. (a) (b)	2,107,277

163,800	Manulife Financial Corp. (a)	4,254,389

19,500	Nutrien Ltd. (a)	1,142,895

57,200	Nutrien Ltd. (a)	3,351,967

85,600	Parex Resources, Inc.	1,404,947

111,500	Power Corp. of Canada	3,237,136

9,700	Russel Metals, Inc.	260,266

8,600	Sun Life Financial, Inc. (a) (b)	431,025

67,772	Sun Life Financial, Inc. (a)	3,397,410

169,500	Toronto-Dominion Bank	9,476,430

13,800	West Fraser Timber Co. Ltd.	1,103,939

	Total Canada	49,543,490

Shares	Description	Value ($)

	Denmark — 1.1%

861	AP Moller - Maersk AS – Class A	1,510,861

1,116	AP Moller - Maersk AS – Class B	2,029,089

51,720	H Lundbeck AS	284,146

2,061	Pandora AS	338,541

3,954	Svitzer AS *	155,013

	Total Denmark	4,317,650

	Finland — 1.5%

935,847	Nokia OYJ	3,660,469

166,184	Outokumpu OYJ	690,314

40,108	Stora Enso OYJ – R Shares	587,556

12,348	TietoEVRY OYJ	249,502

36,531	Valmet OYJ	983,149

	Total Finland	6,170,990

	France — 13.5%

15,714	APERAM SA	453,252

4,936	Arkema SA	505,821

104,649	BNP Paribas SA	7,724,835

80,145	Carrefour SA	1,306,965

71,684	Cie de Saint-Gobain SA	6,329,071

5,193	Ipsen SA	681,245

282,259	Orange SA	3,295,843

103,990	Sanofi SA	10,180,823

119,187	Societe Generale SA	3,569,988

31,807	STMicroelectronics NV – NY Shares	1,334,940

2,533	Teleperformance SE (b)	289,755

221,683	TotalEnergies SE	16,241,481

27,190	Valeo SE	336,295

184,657	Vivendi SE	2,033,444

	Total France	54,283,758

	Germany — 4.1%

13,809	Bayerische Motoren Werke AG	1,408,551

41,682	Daimler Truck Holding AG	1,783,414

218,542	Deutsche Bank AG (Registered)	3,636,639

80,777	Fresenius SE & Co. KGaA *	2,577,294

5,141	Henkel AG & Co. KGaA	411,948

81,247	Mercedes-Benz Group AG	5,896,685

74,475	ProSiebenSat.1 Media SE	619,077

	Total Germany	16,333,608

	Hong Kong — 3.2%

315,500	BOC Hong Kong Holdings Ltd.	991,741

604,000	CK Asset Holdings Ltd.	2,392,344

671,500	CK Hutchison Holdings Ltd.	3,278,991

66,000	Kerry Properties Ltd.	119,354

358,500	Sun Hung Kai Properties Ltd.	3,464,009

109,500	Swire Pacific Ltd. – Class A	953,160

125,200	Swire Properties Ltd.	230,278

1,800	VTech Holdings Ltd.	12,907

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

1,968,000	WH Group Ltd.	1,341,105

	Total Hong Kong	12,783,889

	Italy — 4.5%

112,803	Banco BPM SpA	813,871

161,421	BPER Banca SpA	868,724

166,670	Eni SpA	2,632,448

143,801	Intesa Sanpaolo SpA	566,465

109,436	Leonardo SpA *	2,814,905

292,028	Stellantis NV	6,470,180

47,195	Tenaris SA ADR	1,556,019

246,093	Unipol Gruppo SpA	2,537,026

	Total Italy	18,259,638

	Japan — 18.9%

88,600	Bridgestone Corp.	3,883,467

62,000	Brother Industries Ltd.	1,193,284

29,500	Chubu Electric Power Co., Inc.	407,565

18,800	Credit Saison Co. Ltd.	407,569

121,300	Daiwa House Industry Co. Ltd.	3,227,386

357,500	ENEOS Holdings, Inc.	1,848,361

170,424	Honda Motor Co. Ltd. Sponsored ADR	5,780,782

170,500	Idemitsu Kosan Co. Ltd.	1,167,512

227,100	Inpex Corp.	3,504,098

95,400	Isuzu Motors Ltd.	1,278,544

110,300	ITOCHU Corp.	5,206,888

141,500	Japan Tobacco, Inc.	4,014,739

72,500	KDDI Corp.	1,997,721

97,300	Kirin Holdings Co. Ltd.	1,343,707

119,200	Komatsu Ltd.	3,503,409

800	Marubeni Corp.	15,668

5,600	Mazda Motor Corp.	59,039

54,800	Mitsubishi Electric Corp.	952,278

6,000	Mitsubishi Gas Chemical Co., Inc.	112,611

207,600	Mitsubishi UFJ Financial Group, Inc.	2,205,058

82,200	Mitsui & Co. Ltd.	4,185,147

62,000	Mitsui OSK Lines Ltd.	2,043,668

108,800	Nippon Yusen KK	3,449,518

152,700	Ono Pharmaceutical Co. Ltd.	2,211,229

155,100	ORIX Corp.	3,382,426

79,100	Otsuka Holdings Co. Ltd.	3,265,679

414,800	Panasonic Holdings Corp.	3,663,861

12,200	Sekisui House Ltd.	274,714

59,800	Shionogi & Co. Ltd.	2,694,175

29,800	Sojitz Corp.	779,622

50,700	Sumitomo Forestry Co. Ltd.	1,755,442

7,100	Sumitomo Heavy Industries Ltd.	193,179

25,000	Takeda Pharmaceutical Co. Ltd.	665,624

41,700	Tosoh Corp.	529,158

42,000	Toyota Tsusho Corp.	2,564,896

248,100	Yamaha Motor Co. Ltd.	2,429,327

	Total Japan	76,197,351

Shares	Description	Value ($)

	Netherlands — 5.9%

36,646	ASR Nederland NV	1,773,607

24,610	EXOR NV	2,763,718

329,412	ING Groep NV	5,885,062

131,577	Koninklijke Ahold Delhaize NV	4,080,600

133,539	Koninklijke Philips NV *	3,647,598

59,048	NN Group NV	2,755,126

18,093	Randstad NV	956,248

73,048	Signify NV	1,996,030

	Total Netherlands	23,857,989

	Norway — 1.2%

167,750	Equinor ASA	4,869,402

	Portugal — 0.0%

4,483	Sonae SGPS SA	4,628

	Russia — 0.0%

9,800	Surgutneftegas PJSC (c)	31

	Singapore — 0.9%

288,400	Oversea-Chinese Banking Corp. Ltd.	3,103,786

22,200	United Overseas Bank Ltd.	506,206

	Total Singapore	3,609,992

	Spain — 5.0%

48,842	Acerinox SA	535,010

539,814	Banco Bilbao Vizcaya Argentaria SA	5,857,713

1,701,823	Banco de Sabadell SA	3,594,745

1,298,111	Banco Santander SA	6,845,908

200,168	Repsol SA	3,267,681

	Total Spain	20,101,057

	Sweden — 1.4%

10,418	Swedbank AB – Class A	216,917

448,180	Telefonaktiebolaget LM Ericsson – B Shares	2,761,487

5,033	Volvo AB – A Shares	136,779

95,009	Volvo AB – B Shares	2,557,157

	Total Sweden	5,672,340

	Switzerland — 7.1%

49,018	Adecco Group AG (Registered)	1,860,273

7,840	Holcim AG	688,743

85,101	Novartis AG Sponsored ADR	8,776,466

14,788	Novartis AG (Registered)	1,530,528

3,267	Roche Holding AG	914,326

48,297	Roche Holding AG – Genusschein	12,331,033

13,024	Sandoz Group AG ADR	462,222

2,009	Swatch Group AG	430,344

2,825	Swisscom AG (Registered)	1,567,196

	Total Switzerland	28,561,131

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — 11.5%

108,421	3i Group PLC	3,994,982

114,595	abrdn PLC	228,024

2,031,903	BT Group PLC	3,401,884

21,166	Coca-Cola HBC AG	718,274

139,303	GSK PLC Sponsored ADR	6,236,595

210,472	HSBC Holdings PLC Sponsored ADR	9,397,575

1,093,396	ITV PLC	1,113,682

381,882	Kingfisher PLC	1,292,827

7,005,256	Lloyds Banking Group PLC	5,000,777

696,992	NatWest Group PLC	2,819,540

40,917	Rio Tinto PLC Sponsored ADR	2,868,282

72,992	Standard Chartered PLC	727,044

81,302	Unilever PLC Sponsored ADR	4,451,284

411,345	Vodafone Group PLC Sponsored ADR	3,957,139

	Total United Kingdom	46,207,909

	TOTAL COMMON STOCKS (COST $361,532,371)	396,813,609

	PREFERRED STOCKS (d) — 0.5%

	Germany — 0.5%

4,681	Bayerische Motoren Werke AG	452,537

5,463	Henkel AG & Co. KGaA	494,568

7,728	Volkswagen AG	971,109

	Total Germany	1,918,214

	TOTAL PREFERRED STOCKS (COST $1,863,596)	1,918,214

	MUTUAL FUNDS — 2.4%

	United States — 2.4%

	Affiliated Issuers — 2.4%

1,906,000	GMO U.S. Treasury Fund	9,530,001

	Total United States	9,530,001

	TOTAL MUTUAL FUNDS (COST $9,530,001)	9,530,001

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%

2,386,758	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (e)	2,386,758

	TOTAL SHORT-TERM INVESTMENTS (COST $2,386,758)	2,386,758

	TOTAL INVESTMENTS — 102.1% (Cost $375,312,726)	410,648,582

	Other Assets and Liabilities (net) — (2.1)%	(8,417,083)

	TOTAL NET ASSETS — 100.0%	$402,231,499

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	All or a portion of this security is out on loan.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2024.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PJSC - Private Joint-Stock Company

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.8%

	Automobiles & Components — 6.7%

456,100	Isuzu Motors Ltd.	6,112,621

294,500	Stanley Electric Co. Ltd.	5,417,917

	Total Automobiles & Components	11,530,538

	Banks — 7.5%

113,700	Sumitomo Mitsui Financial Group, Inc.	7,441,561

235,000	Sumitomo Mitsui Trust Holdings, Inc.	5,463,644

	Total Banks	12,905,205

	Capital Goods — 23.4%

257,900	EXEO Group, Inc.	2,646,095

313,000	Fuji Corp.	5,065,842

209,000	Fujikura Ltd.	4,312,808

362,100	Kanematsu Corp.	6,212,476

57,000	Kyudenko Corp.	2,321,083

445,200	Mitsubishi Electric Corp.	7,736,392

934,000	Penta-Ocean Construction Co. Ltd.	3,761,725

224,000	THK Co. Ltd.	4,343,849

41,600	Toyota Industries Corp.	3,923,326

	Total Capital Goods	40,323,596

	Consumer Durables & Apparel — 5.6%

371,600	Sega Sammy Holdings, Inc.	5,248,807

196,800	Yamaha Corp.	4,478,112

	Total Consumer Durables & Apparel	9,726,919

	Financial Services — 5.4%

262,400	Credit Saison Co. Ltd.	5,688,621

98,700	Zenkoku Hosho Co. Ltd.	3,536,665

	Total Financial Services	9,225,286

	Food, Beverage & Tobacco — 7.7%

280,900	Kirin Holdings Co. Ltd.	3,879,212

197,200	Morinaga & Co. Ltd.	3,154,043

201,800	NH Foods Ltd.	6,194,352

	Total Food, Beverage & Tobacco	13,227,607

	Health Care Equipment & Services — 3.9%

425,500	H.U. Group Holdings, Inc.	6,799,097

	Insurance — 6.3%

158,700	MS&AD Insurance Group Holdings, Inc.	3,300,946

422,100	T&D Holdings, Inc.	7,630,871

	Total Insurance	10,931,817

	Materials — 7.6%

325,400	Denka Co. Ltd.	4,597,365

143,900	Maruichi Steel Tube Ltd.	3,433,577

799,100	Tokai Carbon Co. Ltd.	5,081,434

	Total Materials	13,112,376

Shares	Description	Value ($)

	Semiconductors & Semiconductor Equipment — 7.3%

388,400	Rohm Co. Ltd.	5,034,240

505,500	SUMCO Corp.	7,599,345

	Total Semiconductors & Semiconductor Equipment	12,633,585

	Software & Services — 3.0%

69,000	NEC Corp.	5,136,206

	Technology Hardware & Equipment — 8.0%

165,600	Amano Corp.	3,981,045

253,800	Daiwabo Holdings Co. Ltd.	4,490,084

234,500	FUJIFILM Holdings Corp.	5,354,985

	Total Technology Hardware & Equipment	13,826,114

	Transportation — 2.4%

116,100	Sankyu, Inc.	4,193,532

	TOTAL COMMON STOCKS (COST $159,352,811)	163,571,878

	SHORT-TERM INVESTMENTS — 3.8%

	Money Market Funds — 3.8%

6,580,191	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (a)	6,580,191

	TOTAL SHORT-TERM INVESTMENTS (COST $6,580,191)	6,580,191

	TOTAL INVESTMENTS — 98.6% (Cost $165,933,002)	170,152,069

	Other Assets and Liabilities (net) — 1.4%	2,399,375

	TOTAL NET ASSETS — 100.0%	$172,551,444

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2024.

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.7%

	Brazil — 0.1%

9,452	Vale SA	113,765

	Canada — 4.8%

9,808	Brookfield Asset Management Ltd. – Class A	384,866

50,700	Brookfield Corp. – Class A	2,204,943

19,696	Nutrien Ltd.	1,154,383

	Total Canada	3,744,192

	Finland — 1.3%

47,257	Neste OYJ	992,126

	France — 5.9%

1,925	LVMH Moet Hennessy Louis Vuitton SE	1,539,506

13,063	Safran SA	3,059,422

	Total France	4,598,928

	Germany — 2.6%

12,816	Beiersdorf AG	2,009,253

	Hong Kong — 1.1%

181,619	Galaxy Entertainment Group Ltd.	875,076

	Ireland — 3.1%

19,745	Ryanair Holdings PLC Sponsored ADR	2,401,782

	Mexico — 6.6%

223,635	Fomento Economico Mexicano SAB de CV	2,561,986

423,706	Grupo Mexico SAB de CV – Series B	2,614,183

	Total Mexico	5,176,169

	Netherlands — 0.5%

2,694	IMCD NV	411,118

	Russia — 0.1%

33,541	LUKOIL PJSC (a)	27,259

72,920	Novatek PJSC (a)	8,727

	Total Russia	35,986

	Spain — 6.5%

32,900	Amadeus IT Group SA	2,348,481

58,070	Industria de Diseno Textil SA	2,761,319

	Total Spain	5,109,800

	United Kingdom — 10.7%

27,162	Berkeley Group Holdings PLC	1,832,905

95,034	Compass Group PLC	2,668,194

43,537	Howden Joinery Group PLC	507,764

64,324	Persimmon PLC	1,201,717

60,286	Shell PLC	2,176,008

	Total United Kingdom	8,386,588

Shares	Description	Value ($)

	United States — 55.4%

13,650	Alphabet, Inc. – Class A *	2,354,625

12,958	American Express Co.	3,109,920

775	Booking Holdings, Inc.	2,926,671

45,837	BorgWarner, Inc.	1,634,547

19,595	CarMax, Inc. *	1,376,745

10,049	Chevron Corp.	1,630,953

36,541	Darling Ingredients, Inc. *	1,476,256

2,867	Enphase Energy, Inc. *	366,689

18,236	EOG Resources, Inc.	2,271,294

6,766	General Electric Co.	1,117,337

20,943	Green Plains, Inc. *	359,591

9,643	Hilton Worldwide Holdings, Inc.	1,934,386

20,894	Intercontinental Exchange, Inc.	2,797,707

2,416	Lam Research Corp.	2,252,775

41,835	Las Vegas Sands Corp.	1,883,830

1,378	Markel Group, Inc. *	2,262,111

5,050	Meta Platforms, Inc. – Class A	2,357,492

22,763	Micron Technology, Inc.	2,845,375

14,655	Otis Worldwide Corp.	1,453,776

11,232	SolarEdge Technologies, Inc. *	550,256

10,003	Texas Instruments, Inc.	1,950,685

38,739	U.S. Bancorp	1,570,867

47,057	Wells Fargo & Co.	2,819,655

	Total United States	43,303,543

	TOTAL COMMON STOCKS (COST $55,955,278)	77,158,326

	PREFERRED STOCKS (b) — 1.0%

	Brazil — 1.0%

220,997	Bradespar SA	808,079

	TOTAL PREFERRED STOCKS (COST $980,466)	808,079

	MUTUAL FUNDS — 3.5%

	United States — 3.5%

	Affiliated Issuers — 3.5%

550,206	GMO U.S. Treasury Fund	2,751,028

	Total United States	2,751,028

	TOTAL MUTUAL FUNDS (COST $2,751,027)	2,751,028

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.1%

	Money Market Funds — 1.1%

844,371	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (c)	844,371

	TOTAL SHORT-TERM INVESTMENTS (COST $844,371)	844,371

	TOTAL INVESTMENTS — 104.3% (Cost $60,531,142)	81,561,804

	Other Assets and Liabilities (net) — (4.3)%	(3,371,264)

	TOTAL NET ASSETS — 100.0%	$78,190,540

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2024.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.8%

	Banks — 4.1%

4,633,534	U.S. Bancorp	187,889,804

3,644,860	Wells Fargo & Co.	218,400,011

	Total Banks	406,289,815

	Capital Goods — 6.3%

543,215	General Electric Co.	89,706,525

480,068	Knorr-Bremse AG	36,971,450

1,892,810	Otis Worldwide Corp.	187,766,752

1,300,979	Safran SA	304,696,033

	Total Capital Goods	619,140,760

	Consumer Discretionary Distribution & Retail — 4.7%

1,335,535	Amazon.com, Inc. *	235,641,796

2,173,484	TJX Cos., Inc.	224,086,200

	Total Consumer Discretionary Distribution & Retail	459,727,996

	Consumer Durables & Apparel — 1.4%

166,536	LVMH Moet Hennessy Louis Vuitton SE	133,186,034

	Consumer Services — 3.5%

966,608	Amadeus IT Group SA	68,998,819

8,055,112	Compass Group PLC	226,156,947

248,995	Hilton Worldwide Holdings, Inc.	49,948,397

	Total Consumer Services	345,104,163

	Financial Services — 3.0%

434,683	American Express Co.	104,323,920

689,184	Visa, Inc. – Class A	187,775,073

	Total Financial Services	292,098,993

	Food, Beverage & Tobacco — 7.0%

4,671,919	Coca-Cola Co.	294,003,863

578,227	Constellation Brands, Inc. – Class A	144,689,742

3,323,000	Diageo PLC	111,876,712

1,321,898	Nestle SA (Registered)	140,314,318

	Total Food, Beverage & Tobacco	690,884,635

	Health Care Equipment & Services — 14.1%

2,281,398	Abbott Laboratories	233,136,062

409,316	Cigna Group	141,058,480

520,264	Elevance Health, Inc.	280,151,759

574,963	Intuitive Surgical, Inc. *	231,204,121

853,909	Quest Diagnostics, Inc.	121,229,461

777,598	UnitedHealth Group, Inc.	385,198,721

	Total Health Care Equipment & Services	1,391,978,604

	Household & Personal Products — 3.6%

30,233,444	Haleon PLC	125,631,975

Shares	Description	Value ($)

	Household & Personal Products — continued

4,094,142	Unilever PLC	224,207,804

	Total Household & Personal Products	349,839,779

	Media & Entertainment — 8.3%

2,588,233	Alphabet, Inc. – Class A *	446,470,192

788,878	Meta Platforms, Inc. – Class A	368,271,917

	Total Media & Entertainment	814,742,109

	Pharmaceuticals, Biotechnology & Life Sciences — 9.8%

250,142	Eli Lilly & Co.	205,201,488

2,267,185	Johnson & Johnson	332,528,024

1,872,600	Merck & Co., Inc.	235,086,204

392,389	Roche Holding AG – Genusschein	100,183,488

168,099	Thermo Fisher Scientific, Inc.	95,476,870

	Total Pharmaceuticals, Biotechnology & Life Sciences	968,476,074

	Semiconductors & Semiconductor Equipment — 11.1%

269,100	KLA Corp.	204,389,523

299,112	Lam Research Corp.	278,903,993

11,930,790	Taiwan Semiconductor Manufacturing Co. Ltd.	305,522,851

1,587,001	Texas Instruments, Inc.	309,481,065

	Total Semiconductors & Semiconductor Equipment	1,098,297,432

	Software & Services — 16.2%

791,181	Accenture PLC – Class A	223,342,484

1,502,991	Microsoft Corp.	623,936,654

2,252,464	Oracle Corp.	263,966,256

827,091	Salesforce, Inc.	193,903,214

1,610,616	SAP SE	293,709,246

	Total Software & Services	1,598,857,854

	Technology Hardware & Equipment — 3.7%

1,904,569	Apple, Inc.	366,153,390

	TOTAL COMMON STOCKS (COST $5,001,793,164)	9,534,777,638

	MUTUAL FUNDS — 3.1%

	Affiliated Issuers — 3.1%

60,413,811	GMO U.S. Treasury Fund	302,069,053

	TOTAL MUTUAL FUNDS (COST $302,019,235)	302,069,053

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

1,428,818	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (a)	1,428,818

	TOTAL SHORT-TERM INVESTMENTS (COST $1,428,818)	1,428,818

	TOTAL INVESTMENTS — 99.9% (Cost $5,305,241,217)	9,838,275,509

	Other Assets and Liabilities (net) — 0.1%	13,266,308

	TOTAL NET ASSETS — 100.0%	$9,851,541,817

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2024.

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.8%

	Argentina — 0.6%

78,620	Adecoagro SA	773,621

	Australia — 2.1%

88,540	BHP Group Ltd.	2,635,157

578,245	Sunrise Energy Metals Ltd. *	194,789

	Total Australia	2,829,946

	Brazil — 5.4%

230,500	Sao Martinho SA	1,191,371

106,360	SLC Agricola SA	360,954

73,000	Suzano SA	677,046

410,300	Vale SA	4,938,384

	Total Brazil	7,167,755

	Canada — 13.7%

273,200	Anaergia, Inc. * (a)	60,134

155,400	First Quantum Minerals Ltd.	1,996,444

290,754	Greenlane Renewables, Inc. *	20,266

686,500	Ivanhoe Mines Ltd. – Class A*	9,912,557

531,300	Largo, Inc. * (b)	1,173,347

171,500	Li-Cycle Holdings Corp. *	88,271

307,400	NexGen Energy Ltd. *	2,395,237

25,700	Teck Resources Ltd. – Class B (c)	1,337,685

26,000	Teck Resources Ltd. – Class B (c)	1,352,317

	Total Canada	18,336,258

	China — 1.9%

305,700	Henan Shenhuo Coal & Power Co. Ltd. – Class A	975,854

608,669	Western Mining Co. Ltd. – Class A	1,564,788

	Total China	2,540,642

	Finland — 1.3%

84,236	Neste OYJ	1,768,472

	France — 2.7%

7,254	Eramet SA *	837,580

81,905	Veolia Environnement SA	2,741,920

	Total France	3,579,500

	Italy — 0.8%

61,074	Tenaris SA	1,009,086

	Japan — 0.2%

3,900	Organo Corp.	219,680

	Mexico — 2.9%

632,200	Grupo Mexico SAB de CV – Series B	3,900,551

	Norway — 0.6%

103,614	Austevoll Seafood ASA	845,524

Shares	Description	Value ($)

	South Africa — 4.3%

78,899	African Rainbow Minerals Ltd.	955,233

665,575	Impala Platinum Holdings Ltd.	3,428,610

1,109,977	Sibanye Stillwater Ltd.	1,400,955

	Total South Africa	5,784,798

	Spain — 1.2%

122,508	Solaria Energia y Medio Ambiente SA *	1,577,537

	Sweden — 3.4%

130,142	Boliden AB	4,561,893

	United Kingdom — 9.3%

1,639,598	Glencore PLC	10,105,983

31,739	Rio Tinto PLC	2,234,342

	Total United Kingdom	12,340,325

	United States — 40.4%

6,000	Advanced Drainage Systems, Inc.	1,040,940

67,919	Aemetis, Inc. *	234,320

11,100	AGCO Corp.	1,191,363

162,890	Ameresco, Inc. – Class A *	5,948,743

472,274	Arcadium Lithium PLC *	2,092,174

168,200	Array Technologies, Inc. *	2,385,076

383,020	Clean Energy Fuels Corp. *	1,198,853

41,700	Corteva, Inc.	2,332,698

231,700	Darling Ingredients, Inc. *	9,360,680

1,700	Deere & Co.	637,092

18,300	Enphase Energy, Inc. *	2,340,570

12,100	First Solar, Inc. *	3,288,296

52,900	Freeport-McMoRan, Inc.	2,789,417

484,566	GrafTech International Ltd. *	799,534

198,200	Green Plains, Inc. *	3,403,094

34,300	Liberty Energy, Inc.	846,867

7,200	NEXTracker, Inc. – Class A*	397,224

3,900	Ormat Technologies, Inc.	294,060

31,100	PotlatchDeltic Corp. – (REIT)	1,328,903

41,400	ProPetro Holding Corp. *	396,612

79,800	SolarEdge Technologies, Inc. *	3,909,402

452,837	Sunrun, Inc. *	6,548,023

2,400	Valmont Industries, Inc.	603,360

4,800	Veralto Corp.	473,184

	Total United States	53,840,485

	TOTAL COMMON STOCKS (COST $160,373,150)	121,076,073

	PREFERRED STOCKS (d) — 7.6%

	Brazil — 4.5%

1,642,065	Bradespar SA	6,004,237

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Chile — 3.1%

87,300	Sociedad Quimica y Minera de Chile SA Sponsored ADR	4,076,910

	TOTAL PREFERRED STOCKS (COST $16,633,155)	10,081,147

	MUTUAL FUNDS — 1.4%

	United States — 1.4%

	Affiliated Issuers — 1.4%

374,690	GMO U.S. Treasury Fund	1,873,450

	Total United States	1,873,450

	TOTAL MUTUAL FUNDS (COST $1,873,450)	1,873,450

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	All or a portion of this security is out on loan.

(c)	Securities are traded on separate exchanges for the same entity.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2024.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

258,764	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (e)	258,764

	TOTAL SHORT-TERM INVESTMENTS (COST $258,764)	258,764

	TOTAL INVESTMENTS — 100.0% (Cost $179,138,519)	133,289,434

	Other Assets and Liabilities (net) — 0.0%	53,901

	TOTAL NET ASSETS — 100.0%	$133,343,335

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.9%

	Argentina — 1.4%

806,669	Adecoagro SA	7,937,623

996,900	YPF SA Sponsored ADR *	23,138,049

	Total Argentina	31,075,672

	Australia — 1.9%

4,203,960	Beach Energy Ltd. (a)	4,713,576

991,373	BHP Group Ltd.	29,505,575

735,000	Clean TeQ Water Ltd. *	139,239

1,632,228	Santos Ltd.	8,293,528

1,938,657	Sunrise Energy Metals Ltd. *	653,060

	Total Australia	43,304,978

	Austria — 1.3%

580,832	OMV AG (a)	29,354,345

	Brazil — 3.7%

1,229,400	Enauta Participacoes SA *	5,183,667

356,500	PRIO SA	2,825,033

2,330,928	Sao Martinho SA	12,047,723

1,152,482	SLC Agricola SA	3,911,183

715,000	Suzano SA	6,631,339

4,500,768	Vale SA	54,171,387

	Total Brazil	84,770,332

	Canada — 9.9%

654,900	Anaergia, Inc. * (b)	144,151

587,800	ARC Resources Ltd. (a)	11,122,464

1,603,300	First Quantum Minerals Ltd.	20,597,808

696,749	Greenlane Renewables, Inc. *	48,565

7,086,700	Ivanhoe Mines Ltd. – Class A * (a)	102,326,759

1,273,509	Largo, Inc. * (a)	2,812,474

1,740,100	Li-Cycle Holdings Corp. * (a)	895,629

409,165	Logan Energy Corp. *	258,177

3,665,200	NexGen Energy Ltd. * (a)	28,558,952

832,300	Tamarack Valley Energy Ltd. (a)	2,344,937

263,200	Teck Resources Ltd. – Class B (c)	13,699,560

263,400	Teck Resources Ltd. – Class B (c)	13,700,008

92,200	Tourmaline Oil Corp. (a)	4,573,640

662,200	Veren, Inc. (a)	5,767,762

1,167,100	Vermilion Energy, Inc.	14,448,698

726,000	Whitecap Resources, Inc. (a)	5,683,569

	Total Canada	226,983,153

	China — 1.1%

3,112,700	Henan Shenhuo Coal & Power Co. Ltd. – Class A	9,936,347

6,237,345	Western Mining Co. Ltd. – Class A	16,035,183

	Total China	25,971,530

	Finland — 0.8%

933,407	Neste OYJ	19,596,189

Shares	Description	Value ($)

	France — 1.6%

74,981	Eramet SA * (a)	8,657,644

845,154	Veolia Environnement SA	28,293,085

	Total France	36,950,729

	Hong Kong — 0.3%

93,302,000	United Energy Group Ltd. (a)	7,639,170

	Hungary — 0.5%

1,375,658	MOL Hungarian Oil & Gas PLC	10,700,529

	Israel — 0.0%

1	Equital Ltd. *	19

	Italy — 2.1%

2,348,801	Eni SpA	37,097,835

682,149	Tenaris SA	11,270,703

	Total Italy	48,368,538

	Japan — 0.2%

52,900	Japan Petroleum Exploration Co. Ltd.	2,227,242

45,400	Organo Corp.	2,557,301

	Total Japan	4,784,543

	Mexico — 2.8%

6,529,140	Grupo Mexico SAB de CV – Series B	40,283,522

504,700	Vista Energy SAB de CV ADR *	24,452,715

	Total Mexico	64,736,237

	Norway — 2.7%

500,469	Aker BP ASA	12,920,771

1,069,161	Austevoll Seafood ASA	8,724,701

1,349,971	Equinor ASA	39,186,593

	Total Norway	60,832,065

	Portugal — 3.7%

4,080,354	Galp Energia SGPS SA	85,806,216

	Russia — 0.1%

3,574,704	Gazprom Neft PJSC (d)	266,013

14,145,410	Gazprom PJSC * (d)	195,775

23,291,700	GMK Norilskiy Nickel PAO (d)	362,982

248,399	LUKOIL PJSC (d)	201,878

9	MMC Norilsk Nickel PJSC ADR * (d)	—

338,098	PhosAgro PJSC (d)	222,021

6,533	PhosAgro PJSC GDR (d) (e)	1,431

2	PhosAgro PJSC GDR (Registered) * (d)	—

3,476,399	Tatneft PJSC (d)	264,887

	Total Russia	1,514,987

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd. * (a) (d)	2

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	South Africa — 2.6%

797,962	African Rainbow Minerals Ltd.	9,660,961

6,806,640	Impala Platinum Holdings Ltd.	35,063,386

11,414,513	Sibanye Stillwater Ltd.	14,406,802

	Total South Africa	59,131,149

	Spain — 2.6%

2,493,702	Repsol SA	40,708,915

1,406,355	Solaria Energia y Medio Ambiente SA * (a)	18,109,649

	Total Spain	58,818,564

	Sweden — 2.1%

1,342,891	Boliden AB	47,072,623

	Ukraine — 0.1%

501,341	Kernel Holding SA *	1,419,658

	United Kingdom — 13.0%

11,013,329	BP PLC	68,893,711

16,918,435	Glencore PLC	104,280,079

4,479,866	Harbour Energy PLC	19,060,713

1,221,000	Lifezone Holdings Ltd. *	11,013,420

326,239	Rio Tinto PLC	22,966,371

1,994,748	Shell PLC	71,999,926

	Total United Kingdom	298,214,220

	United States — 35.4%

65,000	Advanced Drainage Systems, Inc.	11,276,850

687,620	Aemetis, Inc. * (a)	2,372,289

112,600	AGCO Corp.	12,085,358

1,080,185	Ameresco, Inc. – Class A*	39,448,356

4,880,721	Arcadium Lithium PLC * (a)	21,621,594

1,793,800	Array Technologies, Inc. *	25,436,084

281,800	Berry Corp.	1,964,146

706,400	California Resources Corp.	33,448,040

52,974	Chord Energy Corp.	9,821,909

3,917,513	Clean Energy Fuels Corp. *	12,261,816

552,100	ConocoPhillips	64,308,608

430,800	Corteva, Inc.	24,098,952

2,395,200	Darling Ingredients, Inc. *	96,766,080

16,800	Deere & Co.	6,295,968

192,300	Enphase Energy, Inc. *	24,595,170

123,800	First Solar, Inc. *	33,643,888

546,282	Freeport-McMoRan, Inc.	28,805,450

4,836,257	GrafTech International Ltd. * (a)	7,979,824

2,047,393	Green Plains, Inc. *	35,153,738

63,300	Gulfport Energy Corp. *	10,242,573

20,248,155	Kosmos Energy Ltd. *	123,513,746

371,100	Liberty Energy, Inc.	9,162,459

313,200	Marathon Oil Corp.	9,070,272

105,500	NEXTracker, Inc. – Class A*	5,820,435

70,100	Northern Oil & Gas, Inc.	2,869,193

42,700	Ormat Technologies, Inc.	3,219,580

314,900	PotlatchDeltic Corp. – (REIT)	13,455,677

Shares	Description	Value ($)

	United States — continued

450,700	ProPetro Holding Corp. *	4,317,706

105,700	SilverBow Resources, Inc. *	4,143,440

153,400	SM Energy Co.	7,735,962

827,524	SolarEdge Technologies, Inc. *	40,540,401

4,663,442	Sunrun, Inc. * (a)	67,433,371

408,200	Talos Energy, Inc. *	4,902,482

28,000	Valmont Industries, Inc.	7,039,200

50,600	Veralto Corp.	4,988,148

	Total United States	809,838,765

	TOTAL COMMON STOCKS (COST $2,106,261,538)	2,056,884,213

	PREFERRED STOCKS (f) — 7.9%

	Brazil — 6.0%

16,849,926	Bradespar SA	61,612,024

10,123,681	Petroleo Brasileiro SA	74,786,720

	Total Brazil	136,398,744

	Chile — 1.9%

944,295	Sociedad Quimica y Minera de Chile SA Sponsored ADR (a)	44,098,576

	Russia — 0.0%

20,237,584	Surgutneftegas PJSC (d)	151,594

7,494,797	Tatneft PJSC (d)	564,690

	Total Russia	716,284

	TOTAL PREFERRED STOCKS (COST $238,614,882)	181,213,604

	MUTUAL FUNDS — 1.7%

	United States — 1.7%

	Affiliated Issuers — 1.7%

7,936,358	GMO U.S. Treasury Fund	39,681,789

	Total United States	39,681,789

	TOTAL MUTUAL FUNDS (COST $39,679,907)	39,681,789

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

72,191	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (g)	72,191

	TOTAL SHORT-TERM INVESTMENTS (COST $72,191)	72,191

	TOTAL INVESTMENTS — 99.5% (Cost $2,384,628,518)	2,277,851,797

	Other Assets and Liabilities (net) — 0.5%	10,872,079

	TOTAL NET ASSETS — 100.0%	$2,288,723,876

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2024

PhosAgro PJSC GDR	08/26/16	$93,496	0.0%	$1,431

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Investment valued using significant unobservable inputs.

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	The security is restricted as to resale.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	The rate disclosed is the 7 day net yield as of May 31, 2024.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.2%

	Automobiles & Components — 3.9%

278,541	Gentex Corp.	9,748,935

44,512	XPEL, Inc. *	1,691,456

	Total Automobiles & Components	11,440,391

	Capital Goods — 17.3%

126,243	AAON, Inc.	9,474,537

22,302	Allegion PLC	2,716,830

27,409	Atkore, Inc.	4,170,279

57,717	AZEK Co., Inc. *	2,768,107

26,244	Curtiss-Wright Corp.	7,422,328

12,577	Kadant, Inc.	3,597,148

10,114	Preformed Line Products Co.	1,358,715

40,668	RBC Bearings, Inc. *	12,008,447

41,734	Woodward, Inc.	7,783,391

	Total Capital Goods	51,299,782

	Commercial & Professional Services — 1.8%

24,070	FTI Consulting, Inc. *	5,170,236

	Consumer Discretionary Distribution & Retail — 3.7%

131,176	Ollie’s Bargain Outlet Holdings, Inc. *	10,812,838

	Consumer Durables & Apparel — 7.9%

161,830	Acushnet Holdings Corp.	10,664,597

142,949	Malibu Boats, Inc. – Class A *	5,497,818

17,442	TopBuild Corp. *	7,289,884

	Total Consumer Durables & Apparel	23,452,299

	Consumer Staples Distribution & Retail — 1.7%

60,611	PriceSmart, Inc.	5,100,416

	Energy — 1.6%

92,661	Cactus, Inc. – Class A	4,758,142

	Financial Services — 12.1%

71,921	Cohen & Steers, Inc.	5,055,327

182,036	Essent Group Ltd.	10,321,441

73,639	Houlihan Lokey, Inc.	9,967,039

240,313	StepStone Group, Inc. – Class A	10,319,040

	Total Financial Services	35,662,847

	Food, Beverage & Tobacco — 6.6%

49,408	J & J Snack Foods Corp.	8,039,176

16,379	John B Sanfilippo & Son, Inc.	1,651,495

53,189	Lancaster Colony Corp.	9,866,559

	Total Food, Beverage & Tobacco	19,557,230

	Health Care Equipment & Services — 5.5%

187,738	Globus Medical, Inc. – Class A *	12,599,097

Shares	Description	Value ($)

	Health Care Equipment & Services — continued

287,431	Neogen Corp. *	3,779,718

	Total Health Care Equipment & Services	16,378,815

	Materials — 5.6%

62,743	AptarGroup, Inc.	9,266,514

46,811	Balchem Corp.	7,190,169

	Total Materials	16,456,683

	Media & Entertainment — 3.6%

207,511	New York Times Co. – Class A	10,624,563

	Pharmaceuticals, Biotechnology & Life Sciences — 1.3%

10,266	Medpace Holdings, Inc. *	3,966,166

	Semiconductors & Semiconductor Equipment — 10.6%

74,903	Axcelis Technologies, Inc. *	8,425,839

85,282	Cirrus Logic, Inc. *	9,781,845

108,029	Power Integrations, Inc.	8,211,284

39,727	SolarEdge Technologies, Inc. *	1,946,226

16,528	Universal Display Corp.	2,903,970

	Total Semiconductors & Semiconductor Equipment	31,269,164

	Software & Services — 3.7%

80,718	ASGN, Inc. *	7,580,227

40,252	Dolby Laboratories, Inc. – Class A	3,260,815

	Total Software & Services	10,841,042

	Technology Hardware & Equipment — 5.2%

161,602	Ciena Corp. *	7,784,369

32,293	Fabrinet *	7,735,142

	Total Technology Hardware & Equipment	15,519,511

	Transportation — 5.1%

47,256	ArcBest Corp.	4,986,453

55,612	Landstar System, Inc.	10,123,052

	Total Transportation	15,109,505

	TOTAL COMMON STOCKS (COST $263,656,678)	287,419,630

	MUTUAL FUNDS — 2.6%

	Affiliated Issuers — 2.6%

1,556,677	GMO U.S. Treasury Fund	7,783,387

	TOTAL MUTUAL FUNDS (COST $7,783,387)	7,783,387

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

312,509	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (a)	312,509

	TOTAL SHORT-TERM INVESTMENTS (COST $312,509)	312,509

	TOTAL INVESTMENTS — 99.9% (Cost $271,752,574)	295,515,526

	Other Assets and Liabilities (net) — 0.1%	313,528

	TOTAL NET ASSETS — 100.0%	$295,829,054

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2024.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.4%

	Automobiles & Components — 1.9%

1,827	BorgWarner, Inc.	65,151

37,420	Ford Motor Co.	453,905

44,160	General Motors Co.	1,986,758

	Total Automobiles & Components	2,505,814

	Banks — 3.7%

10,294	Bank of America Corp.	411,657

1,900	Capital City Bank Group, Inc.	51,604

29,709	Citigroup, Inc.	1,851,168

2,000	Community Trust Bancorp, Inc.	84,220

5,400	Farmers National Banc Corp.	65,988

1,500	First Financial Corp.	55,560

4,100	Independent Bank Corp.	102,746

11,025	JPMorgan Chase & Co.	2,233,996

	Total Banks	4,856,939

	Capital Goods — 7.8%

584	Acuity Brands, Inc.	151,612

1,140	AGCO Corp.	122,356

6,110	Allison Transmission Holdings, Inc.	463,199

8,146	Builders FirstSource, Inc. *	1,309,795

9,918	Core & Main, Inc. – Class A *	570,880

5,021	Cummins, Inc.	1,414,566

807	Eaton Corp. PLC	268,610

7,634	Ferguson PLC	1,570,619

7,358	Gates Industrial Corp. PLC *	128,177

3,501	GMS, Inc. *	328,954

10,000	Masterbrand, Inc. *	167,100

583	Oshkosh Corp.	66,305

6,055	PACCAR, Inc.	650,913

661	Tennant Co.	67,858

4,342	Trane Technologies PLC	1,421,831

959	UFP Industries, Inc.	114,581

741	Westinghouse Air Brake Technologies Corp.	125,400

1,491	WW Grainger, Inc.	1,373,897

	Total Capital Goods	10,316,653

	Commercial & Professional Services — 3.7%

37,097	ACCO Brands Corp.	188,824

600	Barrett Business Services, Inc.	79,404

5,572	Booz Allen Hamilton Holding Corp.	848,114

287	Brady Corp. – Class A	19,593

884	CACI International, Inc. – Class A *	375,240

1,470	Cimpress PLC *	121,290

9,600	Deluxe Corp.	218,208

2,700	Heidrick & Struggles International, Inc.	92,556

5,732	HNI Corp.	269,690

3,227	ICF International, Inc.	460,654

6,954	Leidos Holdings, Inc.	1,022,586

2,864	Parsons Corp. *	218,094

Shares	Description	Value ($)

	Commercial & Professional Services — continued

2,161	Republic Services, Inc. – Class A	400,195

12,800	Resources Connection, Inc.	146,560

486	Science Applications International Corp.	65,440

18,998	Steelcase, Inc. – Class A	259,513

3,000	TrueBlue, Inc. *	32,400

846	Veralto Corp.	83,399

	Total Commercial & Professional Services	4,901,760

	Consumer Discretionary Distribution & Retail — 6.9%

4,900	1-800-Flowers.com, Inc. – Class A *	47,432

907	Academy Sports & Outdoors, Inc.	52,325

30,596	Amazon.com, Inc. *	5,398,358

2,281	Best Buy Co., Inc.	193,475

27,545	eBay, Inc.	1,493,490

9,421	Gap, Inc.	272,832

1,330	Group 1 Automotive, Inc.	413,603

3,942	Haverty Furniture Cos., Inc.	111,992

4,703	Shoe Carnival, Inc.	177,538

892	Signet Jewelers Ltd.	97,665

2,668	Williams-Sonoma, Inc.	782,311

	Total Consumer Discretionary Distribution & Retail	9,041,021

	Consumer Durables & Apparel — 5.3%

1,258	Carter’s, Inc.	86,047

998	Crocs, Inc. *	155,329

1,364	Deckers Outdoor Corp. *	1,492,107

4,134	DR Horton, Inc.	611,005

3,898	Ethan Allen Interiors, Inc.	113,471

9,645	Garmin Ltd.	1,580,333

965	Johnson Outdoors, Inc. – Class A	35,116

3,723	KB Home	262,844

2,226	Lennar Corp. – Class A	356,939

1,407	M/I Homes, Inc. *	175,762

2,850	MasterCraft Boat Holdings, Inc. *	60,135

1,171	Meritage Homes Corp.	206,506

2,219	Movado Group, Inc.	58,804

26	NVR, Inc. *	199,699

748	PulteGroup, Inc.	87,755

6,656	Taylor Morrison Home Corp. *	384,917

3,867	Toll Brothers, Inc.	470,382

12,502	Tri Pointe Homes, Inc. *	484,202

8,356	Vera Bradley, Inc. *	68,185

1,232	Whirlpool Corp.	114,613

	Total Consumer Durables & Apparel	7,004,151

	Consumer Services — 1.5%

5,626	Adtalem Global Education, Inc. *	362,258

252	Graham Holdings Co. – Class B	189,612

1,220	Grand Canyon Education, Inc. *	173,801

6,222	H&R Block, Inc.	308,860

23,369	Perdoceo Education Corp.	525,803

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Consumer Services — continued

5,671	Stride, Inc. *	389,371

	Total Consumer Services	1,949,705

	Consumer Staples Distribution & Retail — 1.8%

34,382	Kroger Co.	1,800,585

567	Target Corp.	88,543

6,830	Walmart, Inc.	449,141

	Total Consumer Staples Distribution & Retail	2,338,269

	Energy — 5.4%

1,850	Chesapeake Energy Corp.	168,221

9,349	Chevron Corp.	1,517,343

1,653	Chord Energy Corp.	306,483

1,068	DT Midstream, Inc.	71,641

8,596	EOG Resources, Inc.	1,070,632

6,723	Exxon Mobil Corp.	788,339

761	Gulfport Energy Corp. *	123,137

82,285	Kinder Morgan, Inc.	1,603,735

1,786	Phillips 66	253,808

7,351	Valero Energy Corp.	1,155,136

	Total Energy	7,058,475

	Financial Services — 10.6%

8,387	American Express Co.	2,012,880

21,726	Bank of New York Mellon Corp.	1,295,087

7,982	Capital One Financial Corp.	1,098,563

2,760	Discover Financial Services	338,542

5,404	Enova International, Inc. *	333,157

2,307	Essent Group Ltd.	130,807

3,472	Goldman Sachs Group, Inc.	1,585,037

6,477	Jackson Financial, Inc. – Class A	492,317

13,491	Janus Henderson Group PLC	451,948

2,605	LendingTree, Inc. *	111,989

60,798	MGIC Investment Corp.	1,276,758

12,206	Nasdaq, Inc.	720,520

4,060	NMI Holdings, Inc. – Class A *	134,711

6,185	PROG Holdings, Inc.	233,731

31,579	Radian Group, Inc.	986,528

2,162	Raymond James Financial, Inc.	265,385

8,571	State Street Corp.	647,882

23,412	Synchrony Financial	1,025,445

7,214	T Rowe Price Group, Inc.	850,026

	Total Financial Services	13,991,313

	Food, Beverage & Tobacco — 0.0%

892	Universal Corp.	42,780

	Health Care Equipment & Services — 1.5%

3,860	Cigna Group	1,330,233

750	Elevance Health, Inc.	403,860

218	Humana, Inc.	78,070

Shares	Description	Value ($)

	Health Care Equipment & Services — continued

2,395	Medtronic PLC	194,881

	Total Health Care Equipment & Services	2,007,044

	Insurance — 3.3%

507	Allstate Corp.	84,933

10,009	Arch Capital Group Ltd. *	1,027,224

367	Assurant, Inc.	63,663

105	Brown & Brown, Inc.	9,398

984	Chubb Ltd.	266,487

5,331	Fidelity National Financial, Inc.	268,469

19,657	Hartford Financial Services Group, Inc.	2,033,517

3,054	Stewart Information Services Corp.	193,349

776	Travelers Cos., Inc.	167,383

3,859	Unum Group	207,846

	Total Insurance	4,322,269

	Materials — 0.7%

423	NewMarket Corp.	226,335

654	Nucor Corp.	110,428

5,006	Ryerson Holding Corp.	118,892

3,097	Steel Dynamics, Inc.	414,595

1,248	Warrior Met Coal, Inc.	85,401

	Total Materials	955,651

	Media & Entertainment — 8.9%

20,562	Alphabet, Inc. – Class A *	3,546,945

24,421	Alphabet, Inc. – Class C *	4,248,277

8,331	Meta Platforms, Inc. – Class A	3,889,161

	Total Media & Entertainment	11,684,383

	Pharmaceuticals, Biotechnology & Life Sciences — 5.5%

18,019	Bristol-Myers Squibb Co.	740,401

10,119	Johnson & Johnson	1,484,154

21,765	Merck & Co., Inc.	2,732,378

73,537	Pfizer, Inc.	2,107,570

106	Regeneron Pharmaceuticals, Inc. *	103,897

	Total Pharmaceuticals, Biotechnology & Life Sciences	7,168,400

	Semiconductors & Semiconductor Equipment — 13.6%

13,952	Applied Materials, Inc.	3,000,796

95,976	Intel Corp.	2,960,860

2,787	KLA Corp.	2,116,810

582	Lam Research Corp.	542,680

4,147	NVIDIA Corp.	4,546,481

2,663	NXP Semiconductors NV	724,602

16,827	QUALCOMM, Inc.	3,433,549

5,899	Skyworks Solutions, Inc.	546,601

	Total Semiconductors & Semiconductor Equipment	17,872,379

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Software & Services — 7.3%

1,896	ASGN, Inc. *	178,053

4,511	Cognizant Technology Solutions Corp. – Class A	298,403

16,586	International Business Machines Corp.	2,767,374

15,085	Microsoft Corp.	6,262,236

146	Synopsys, Inc. *	81,877

	Total Software & Services	9,587,943

	Technology Hardware & Equipment — 9.1%

37,202	Apple, Inc.	7,152,084

60,819	Cisco Systems, Inc.	2,828,083

42,703	HP, Inc.	1,558,660

923	NetApp, Inc.	111,157

1,508	TE Connectivity Ltd.	225,748

2,216	Vontier Corp.	88,596

	Total Technology Hardware & Equipment	11,964,328

	Transportation — 0.9%

25,760	CSX Corp.	869,400

1,613	Union Pacific Corp.	375,539

	Total Transportation	1,244,939

	TOTAL COMMON STOCKS (COST $110,503,069)	130,814,216

	DEBT OBLIGATIONS — 0.2%

	U.S. Government — 0.2%

240,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 5.48%, due 04/30/26	240,112

12,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.20%, 5.53%, due 01/31/25 (a)	12,013

	Total U.S. Government	252,125

	TOTAL DEBT OBLIGATIONS (COST $252,079)	252,125

Shares	Description	Value ($)

	MUTUAL FUNDS — 0.8%

	Affiliated Issuers — 0.8%

200,273	GMO U.S. Treasury Fund	1,001,361

	TOTAL MUTUAL FUNDS (COST $1,001,361)	1,001,361

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%

591,647	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (b)	591,647

	TOTAL SHORT-TERM INVESTMENTS (COST $591,647)	591,647

	TOTAL INVESTMENTS — 100.8% (Cost $112,348,156)	132,659,349

	Other Assets and Liabilities (net) — (0.8)%	(1,074,288)

	TOTAL NET ASSETS — 100.0%	$131,585,061

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2024.

The rates shown on variable rate notes are the current interest rates at May 31, 2024, which are subject to change based on the terms of the security.

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.0%

	Automobiles & Components — 2.4%

94,066	BorgWarner, Inc.	3,354,393

409,666	Ford Motor Co.	4,969,249

51,926	General Motors Co.	2,336,151

17,520	Lear Corp.	2,196,132

1,400	Winnebago Industries, Inc.	86,870

	Total Automobiles & Components	12,942,795

	Banks — 11.7%

478,520	Bank of America Corp.	19,136,015

161,319	Citigroup, Inc.	10,051,787

120,901	JPMorgan Chase & Co.	24,498,170

28,429	M&T Bank Corp.	4,309,836

47,955	U.S. Bancorp	1,944,575

70,082	Wells Fargo & Co.	4,199,313

	Total Banks	64,139,696

	Capital Goods — 2.8%

24,518	AGCO Corp.	2,631,517

15,415	Allison Transmission Holdings, Inc.	1,168,611

5,667	Atkore, Inc.	862,234

2,232	Boise Cascade Co.	306,431

1,811	Builders FirstSource, Inc. *	291,191

18,860	Cummins, Inc.	5,313,428

3,113	Encore Wire Corp.	898,816

13,950	Mueller Industries, Inc.	821,795

8,696	Owens Corning	1,574,585

13,140	UFP Industries, Inc.	1,569,967

	Total Capital Goods	15,438,575

	Commercial & Professional Services — 0.2%

2,156	HNI Corp.	101,440

13,884	ManpowerGroup, Inc.	1,036,024

	Total Commercial & Professional Services	1,137,464

	Consumer Discretionary Distribution & Retail — 3.0%

23,430	Academy Sports & Outdoors, Inc.	1,351,677

10,181	AutoNation, Inc. *	1,733,315

46,453	Best Buy Co., Inc.	3,940,144

89,279	eBay, Inc.	4,840,707

19,751	Foot Locker, Inc.	547,695

4,049	Group 1 Automotive, Inc.	1,259,158

35,793	Kohl’s Corp.	801,405

32,141	Macy’s, Inc.	626,107

12,919	Signet Jewelers Ltd.	1,414,501

	Total Consumer Discretionary Distribution & Retail	16,514,709

Shares	Description	Value ($)

	Consumer Durables & Apparel — 2.1%

9,544	Brunswick Corp.	787,666

8,423	Carter’s, Inc.	576,133

21,039	Crocs, Inc. *	3,274,510

2,312	Garmin Ltd.	378,821

8,526	La-Z-Boy, Inc.	319,896

15,206	Polaris, Inc.	1,271,222

7,094	PulteGroup, Inc.	832,268

8,768	Skechers U.S.A., Inc. – Class A *	626,211

22,268	Tapestry, Inc.	968,435

89,168	VF Corp.	1,184,151

14,940	Whirlpool Corp.	1,389,868

	Total Consumer Durables & Apparel	11,609,181

	Consumer Services — 0.6%

4,417	Adtalem Global Education, Inc. *	284,411

490	Graham Holdings Co. – Class B	368,691

50,140	H&R Block, Inc.	2,488,949

	Total Consumer Services	3,142,051

	Consumer Staples Distribution & Retail — 1.4%

93,346	Kroger Co.	4,888,530

158,038	Walgreens Boots Alliance, Inc.	2,563,376

	Total Consumer Staples Distribution & Retail	7,451,906

	Energy — 8.0%

100,527	Chevron Corp.	16,315,532

36,363	EOG Resources, Inc.	4,529,011

139,480	Exxon Mobil Corp.	16,355,425

36,961	Kinder Morgan, Inc.	720,370

6,328	Ovintiv, Inc.	326,968

36,871	Valero Energy Corp.	5,793,909

	Total Energy	44,041,215

	Financial Services — 13.1%

9,068	Affiliated Managers Group, Inc.	1,474,457

66,818	Ally Financial, Inc.	2,603,897

25,549	American Express Co.	6,131,760

91,436	Bank of New York Mellon Corp.	5,450,500

41,022	Capital One Financial Corp.	5,645,858

37,589	Discover Financial Services	4,610,667

5,743	Essent Group Ltd.	325,628

18,095	Federated Hermes, Inc.	600,211

27,266	Franklin Resources, Inc.	643,478

25,621	Goldman Sachs Group, Inc.	11,696,499

86,717	Invesco Ltd.	1,362,324

18,880	Jackson Financial, Inc. – Class A	1,435,069

25,907	Janus Henderson Group PLC	867,885

153,164	MGIC Investment Corp.	3,216,444

27,614	Morgan Stanley	2,701,754

10,944	OneMain Holdings, Inc.	537,569

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Financial Services — continued

91,941	PayPal Holdings, Inc. *	5,791,364

88,522	Radian Group, Inc.	2,765,427

19,314	SLM Corp.	414,478

53,376	State Street Corp.	4,034,692

86,785	Synchrony Financial	3,801,183

28,669	T Rowe Price Group, Inc.	3,378,068

172,699	Western Union Co.	2,210,547

	Total Financial Services	71,699,759

	Food, Beverage & Tobacco — 2.8%

77,298	Archer-Daniels-Midland Co.	4,826,487

20,472	Bunge Global SA	2,202,583

57,936	General Mills, Inc.	3,983,100

117,690	Kraft Heinz Co.	4,162,695

5,141	Tyson Foods, Inc. – Class A	294,322

	Total Food, Beverage & Tobacco	15,469,187

	Health Care Equipment & Services — 8.8%

63,461	Centene Corp. *	4,543,173

25,479	Cigna Group	8,780,573

114,367	CVS Health Corp.	6,816,273

17,087	Elevance Health, Inc.	9,201,008

29,287	GE HealthCare Technologies, Inc.	2,284,386

15,023	Humana, Inc.	5,380,037

66,013	Medtronic PLC	5,371,478

17,060	Premier, Inc. – Class A	322,775

10,654	UnitedHealth Group, Inc.	5,277,672

	Total Health Care Equipment & Services	47,977,375

	Insurance — 2.6%

35,942	Aflac, Inc.	3,230,107

24,195	Arch Capital Group Ltd. *	2,483,133

17,260	Fidelity National Financial, Inc.	869,214

45,611	Hartford Financial Services Group, Inc.	4,718,458

49,560	Unum Group	2,669,301

	Total Insurance	13,970,213

	Materials — 3.0%

3,516	Berry Global Group, Inc.	210,538

23,967	Commercial Metals Co.	1,349,821

35,697	International Paper Co.	1,609,578

42,228	LyondellBasell Industries NV – Class A	4,198,308

37,927	Mosaic Co.	1,173,082

22,743	Nucor Corp.	3,840,155

30,171	Steel Dynamics, Inc.	4,038,992

	Total Materials	16,420,474

	Media & Entertainment — 11.3%

165,687	Alphabet, Inc. – Class A *	28,581,007

14,884	Alphabet, Inc. – Class C *	2,589,221

295,958	Comcast Corp. – Class A	11,847,199

Shares	Description	Value ($)

	Media & Entertainment — continued

46,972	Fox Corp. – Class A	1,617,246

14,533	Fox Corp. – Class B	464,184

36,469	Meta Platforms, Inc. – Class A	17,024,823

	Total Media & Entertainment	62,123,680

	Pharmaceuticals, Biotechnology & Life Sciences — 11.8%

169,998	Bristol-Myers Squibb Co.	6,985,218

78,585	Gilead Sciences, Inc.	5,050,658

14,982	Incyte Corp. *	865,810

117,261	Johnson & Johnson	17,198,671

97,815	Merck & Co., Inc.	12,279,695

412,807	Pfizer, Inc.	11,831,049

6,988	Regeneron Pharmaceuticals, Inc. *	6,849,358

4,443	United Therapeutics Corp. *	1,222,402

217,609	Viatris, Inc.	2,306,655

	Total Pharmaceuticals, Biotechnology & Life Sciences	64,589,516

	Semiconductors & Semiconductor Equipment — 3.4%

232,405	Intel Corp.	7,169,694

48,103	QUALCOMM, Inc.	9,815,417

16,122	Skyworks Solutions, Inc.	1,493,865

	Total Semiconductors & Semiconductor Equipment	18,478,976

	Software & Services — 2.8%

62,574	Cognizant Technology Solutions Corp. – Class A	4,139,270

65,470	International Business Machines Corp.	10,923,670

8,812	Zoom Video Communications, Inc. – Class A *	540,528

	Total Software & Services	15,603,468

	Technology Hardware & Equipment — 4.9%

24,803	Arrow Electronics, Inc. *	3,256,882

14,306	Avnet, Inc.	781,107

268,110	Cisco Systems, Inc.	12,467,115

5,240	Crane NXT Co.	331,273

235,338	Hewlett Packard Enterprise Co.	4,153,716

155,412	HP, Inc.	5,672,538

	Total Technology Hardware & Equipment	26,662,631

	Telecommunication Services — 2.3%

42,523	AT&T, Inc.	774,769

289,250	Verizon Communications, Inc.	11,902,638

	Total Telecommunication Services	12,677,407

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Transportation — 0.0%

1,868	Matson, Inc.	239,478

	TOTAL COMMON STOCKS (COST $496,892,343)	542,329,756

	MUTUAL FUNDS — 1.0%

	Affiliated Issuers — 1.0%

1,056,197	GMO U.S. Treasury Fund	5,280,987

	TOTAL MUTUAL FUNDS (COST $5,280,987)	5,280,987

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

84,321	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (a)	84,321

	TOTAL SHORT-TERM INVESTMENTS (COST $84,321)	84,321

	TOTAL INVESTMENTS — 100.0% (Cost $502,257,651)	547,695,064

	Other Assets and Liabilities (net) — (0.0)%	(198,921)

	TOTAL NET ASSETS — 100.0%	$547,496,143

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2024.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.5%

	Automobiles & Components — 0.7%

4,824	Dana, Inc.	67,825

1,588	Patrick Industries, Inc.	181,985

603	Winnebago Industries, Inc.	37,416

	Total Automobiles & Components	287,226

	Banks — 9.7%

2,706	1st Source Corp.	139,142

4,458	Amalgamated Financial Corp.	112,698

1,366	Arrow Financial Corp.	34,300

19,136	Associated Banc-Corp.	409,893

8,098	BankUnited, Inc.	232,332

1,866	Banner Corp.	87,385

1,196	Berkshire Hills Bancorp, Inc.	26,587

600	Capital City Bank Group, Inc.	16,296

1,181	Central Pacific Financial Corp.	23,951

371	City Holding Co.	37,924

470	Civista Bancshares, Inc.	6,735

2,452	Community Trust Bancorp, Inc.	103,254

900	Community West Bancshares	15,633

3,740	Customers Bancorp, Inc. *	169,422

2,387	Eagle Bancorp, Inc.	43,038

4,598	East West Bancorp, Inc.	341,126

1,228	Enterprise Financial Services Corp.	47,511

915	FB Financial Corp.	33,855

1,004	Financial Institutions, Inc.	17,680

11,375	First BanCorp	201,679

984	First Busey Corp.	22,248

1,441	First Community Bankshares, Inc.	50,060

691	First Financial Bancorp	15,409

2,252	First Financial Corp.	83,414

3,515	First Horizon Corp.	55,678

1,097	First Merchants Corp.	36,256

400	Great Southern Bancorp, Inc.	20,996

8,589	Hanmi Financial Corp.	135,363

956	Heritage Financial Corp.	17,332

5,053	Hope Bancorp, Inc.	53,208

3,074	Independent Bank Corp.	77,034

1,903	International Bancshares Corp.	108,147

2,896	Midland States Bancorp, Inc.	65,797

1,200	MidWestOne Financial Group, Inc.	25,692

449	National Bank Holdings Corp. – Class A	16,375

2,032	OceanFirst Financial Corp.	30,582

4,260	OFG Bancorp	158,301

693	Peoples Bancorp, Inc.	20,201

3,269	Popular, Inc.	290,974

468	Preferred Bank	34,969

882	Premier Financial Corp.	17,384

2,172	Provident Financial Services, Inc.	31,277

407	QCR Holdings, Inc.	23,065

2,512	Renasant Corp.	75,661

Shares	Description	Value ($)

	Banks — continued

613	Republic Bancorp, Inc. – Class A	31,747

1,096	Sandy Spring Bancorp, Inc.	25,690

1,715	Simmons First National Corp. – Class A	29,807

738	Southside Bancshares, Inc.	19,786

1,431	Trustmark Corp.	41,714

1,839	Veritex Holdings, Inc.	37,516

2	Westamerica BanCorp	98

	Total Banks	3,752,222

	Capital Goods — 11.8%

138	Acuity Brands, Inc.	35,826

979	AGCO Corp.	105,076

8,833	Allison Transmission Holdings, Inc.	669,630

1,777	American Woodmark Corp. *	153,017

5,100	Apogee Enterprises, Inc.	331,347

2,714	AZZ, Inc.	227,650

1,272	BlueLinx Holdings, Inc. *	130,876

1,677	Boise Cascade Co.	230,235

350	Columbus McKinnon Corp.	13,685

384	DXP Enterprises, Inc. *	19,077

16,014	Gates Industrial Corp. PLC *	278,964

1,187	Gibraltar Industries, Inc. *	89,571

360	Global Industrial Co.	12,460

4,230	GMS, Inc. *	397,451

1,854	Greenbrier Cos., Inc.	102,434

291	Griffon Corp.	19,654

1,159	Hyster-Yale Materials Handling, Inc.	84,132

9,592	JELD-WEN Holding, Inc. *	148,772

4,714	Kennametal, Inc.	121,385

14,812	Masterbrand, Inc. *	247,509

1,621	Matrix Service Co. *	19,582

1,340	Miller Industries, Inc.	81,472

15,479	MRC Global, Inc. *	205,716

1,630	Oshkosh Corp.	185,380

1,152	Park-Ohio Holdings Corp.	30,125

539	Preformed Line Products Co.	72,409

1,929	Primoris Services Corp.	105,632

2,283	Quanex Building Products Corp.	75,248

3,745	Resideo Technologies, Inc. *	80,892

300	Rush Enterprises, Inc. – Class B	12,681

2,204	Tennant Co.	226,263

282	UFP Industries, Inc.	33,693

1,781	Wabash National Corp.	40,268

	Total Capital Goods	4,588,112

	Commercial & Professional Services — 7.1%

1,038	ABM Industries, Inc.	49,066

33,149	ACCO Brands Corp.	168,729

800	Barrett Business Services, Inc.	105,872

6,053	Brady Corp. – Class A	413,238

3,228	BrightView Holdings, Inc. *	44,579

271	Cimpress PLC *	22,360

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Commercial & Professional Services — continued

10,995	Deluxe Corp.	249,916

20,700	GEO Group, Inc. *	300,978

4,971	Heidrick & Struggles International, Inc.	170,406

5,123	HNI Corp.	241,037

4,785	Interface, Inc.	77,086

7,365	Kelly Services, Inc. – Class A	160,115

2,166	ManpowerGroup, Inc.	161,627

4,656	MillerKnoll, Inc.	128,413

429	Parsons Corp. *	32,668

4,979	Pitney Bowes, Inc.	26,986

10,690	Resources Connection, Inc.	122,401

16,536	Steelcase, Inc. – Class A	225,882

5,005	TrueBlue, Inc. *	54,054

	Total Commercial & Professional Services	2,755,413

	Consumer Discretionary Distribution & Retail — 6.5%

1,801	1-800-Flowers.com, Inc. – Class A *	17,434

6,558	Aaron’s Co., Inc.	55,612

1,356	Buckle, Inc.	52,260

4,961	Caleres, Inc.	172,047

3,090	Cato Corp. – Class A	18,540

12,886	Container Store Group, Inc. *	8,636

3,407	Foot Locker, Inc.	94,476

10,052	Gap, Inc.	291,106

5,672	Genesco, Inc. *	161,652

1,370	Group 1 Automotive, Inc.	426,043

3,001	Guess?, Inc.	69,833

4,807	Haverty Furniture Cos., Inc.	136,567

876	Hibbett, Inc.	75,844

4,684	Kohl’s Corp.	104,875

1,692	Lands’ End, Inc. *	24,179

13,624	Macy’s, Inc.	265,395

9,410	Sally Beauty Holdings, Inc. *	114,614

9,848	Shoe Carnival, Inc.	371,762

2,073	Victoria’s Secret & Co. *	47,244

494	Weyco Group, Inc.	15,101

	Total Consumer Discretionary Distribution & Retail	2,523,220

	Consumer Durables & Apparel — 8.0%

1,136	Bassett Furniture Industries, Inc.	17,051

1,107	Beazer Homes USA, Inc. *	31,793

1,646	Carter’s, Inc.	112,586

8,672	Ethan Allen Interiors, Inc.	252,442

10,856	G-III Apparel Group Ltd. *	326,331

1,368	Hooker Furnishings Corp.	23,776

1,124	Johnson Outdoors, Inc. – Class A	40,902

3,378	KB Home	238,487

10,449	La-Z-Boy, Inc.	392,047

2,283	M/I Homes, Inc. *	285,192

Shares	Description	Value ($)

	Consumer Durables & Apparel — continued

4,561	Movado Group, Inc.	120,867

2,574	Oxford Industries, Inc.	284,916

571	Polaris, Inc.	47,736

2,109	Taylor Morrison Home Corp. *	121,964

1,136	Toll Brothers, Inc.	138,183

7,208	Tri Pointe Homes, Inc. *	279,166

2,400	Universal Electronics, Inc. *	27,408

11,651	Vera Bradley, Inc. *	95,072

1,300	VOXX International Corp. *	4,797

2,869	Whirlpool Corp.	266,903

	Total Consumer Durables & Apparel	3,107,619

	Consumer Services — 2.3%

8,052	Adtalem Global Education, Inc. *	518,468

16,861	Perdoceo Education Corp.	379,373

	Total Consumer Services	897,841

	Consumer Staples Distribution & Retail — 0.9%

1,408	Ingles Markets, Inc. – Class A	102,981

5,461	SpartanNash Co.	107,309

1,140	Village Super Market, Inc. – Class A	34,656

1,444	Weis Markets, Inc.	94,654

	Total Consumer Staples Distribution & Retail	339,600

	Energy — 5.9%

2,941	Chord Energy Corp.	545,291

2,138	Crescent Energy Co. – Class A	26,939

4,870	FutureFuel Corp.	20,844

3,275	Granite Ridge Resources, Inc.	21,451

1,035	Gulfport Energy Corp. *	167,473

2,124	Kodiak Gas Services, Inc.	58,516

9,332	Oil States International, Inc. *	41,714

11,549	PBF Energy, Inc. – Class A	535,065

1,603	SandRidge Energy, Inc.	22,378

3,513	Select Energy Services, Inc.	38,397

3,042	SilverBow Resources, Inc. *	119,246

786	SM Energy Co.	39,638

5,776	Solaris Oilfield Infrastructure, Inc. – Class A	52,908

2,874	Vitesse Energy, Inc.	73,345

20,232	World Kinect Corp.	532,911

	Total Energy	2,296,116

	Equity Real Estate Investment Trusts (REITs) — 4.8%

647	Acadia Realty Trust – (REIT)	11,154

4,094	American Assets Trust, Inc. – (REIT)	89,045

5,273	Brandywine Realty Trust – (REIT)	24,309

2,307	Chatham Lodging Trust – (REIT)	19,517

50,617	Diversified Healthcare Trust – (REIT)	122,999

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Equity Real Estate Investment Trusts (REITs) — continued

19,420	Empire State Realty Trust, Inc. – Class A (REIT)	185,073

2,932	EPR Properties – (REIT)	120,329

5,121	Hudson Pacific Properties, Inc. – (REIT)	25,144

13,716	Industrial Logistics Properties Trust – (REIT)	51,709

339	Innovative Industrial Properties, Inc. – (REIT)	36,537

6,028	Kilroy Realty Corp. – (REIT)	202,119

644	LTC Properties, Inc. – (REIT)	22,154

25,713	Park Hotels & Resorts, Inc. – (REIT)	407,808

27,400	Piedmont Office Realty Trust, Inc. – Class A (REIT)	199,746

1,150	Safehold, Inc. – (REIT)	22,172

23,300	Service Properties Trust – (REIT)	125,354

5,027	Summit Hotel Properties, Inc. – (REIT)	30,765

6,647	Whitestone – (REIT)	86,677

5,706	Xenia Hotels & Resorts, Inc. – (REIT)	82,680

	Total Equity Real Estate Investment Trusts (REITs)	1,865,291

	Financial Services — 12.6%

5,397	Bread Financial Holdings, Inc.	225,379

1,220	Brightsphere Investment Group, Inc.	27,047

9	Diamond Hill Investment Group, Inc.	1,350

1,249	Enact Holdings, Inc.	38,357

2,103	Encore Capital Group, Inc. *	93,037

9,509	Enova International, Inc. *	586,230

1,450	Essent Group Ltd.	82,215

1,008	Green Dot Corp. – Class A *	9,989

3,040	Invesco Ltd.	47,758

10,686	Jackson Financial, Inc. – Class A	812,243

4,851	Janus Henderson Group PLC	162,508

4,642	LendingTree, Inc. *	199,560

1,114	Merchants Bancorp	44,616

30,235	MGIC Investment Corp.	634,935

9,349	NMI Holdings, Inc. – Class A *	310,200

1,054	Oppenheimer Holdings, Inc. – Class A	48,147

1,608	PennyMac Financial Services, Inc.	145,765

6,962	PROG Holdings, Inc.	263,094

22,460	Radian Group, Inc.	701,650

1,499	Regional Management Corp.	41,223

9,705	SLM Corp.	208,269

3,499	Victory Capital Holdings, Inc. – Class A	182,053

2,367	Waterstone Financial, Inc.	28,641

914	Westwood Holdings Group, Inc.	11,096

	Total Financial Services	4,905,362

	Food, Beverage & Tobacco — 1.0%

1,811	Seneca Foods Corp. – Class A *	107,066

450	Turning Point Brands, Inc.	14,765

Shares	Description	Value ($)

	Food, Beverage & Tobacco — continued

5,353	Universal Corp.	256,730

	Total Food, Beverage & Tobacco	378,561

	Health Care Equipment & Services — 2.0%

2,533	AMN Healthcare Services, Inc. *	141,696

1,104	National HealthCare Corp.	116,748

2,077	Owens & Minor, Inc. *	36,202

4,585	Patterson Cos., Inc.	112,745

16,216	Premier, Inc. – Class A	306,807

1,932	Varex Imaging Corp. *	29,849

2,438	Zimvie, Inc. *	40,593

	Total Health Care Equipment & Services	784,640

	Household & Personal Products — 0.2%

5,631	Nu Skin Enterprises, Inc. – Class A	75,174

	Insurance — 5.8%

5,654	CNO Financial Group, Inc.	162,213

2,656	Employers Holdings, Inc.	112,030

2,190	First American Financial Corp.	121,720

10,024	Genworth Financial, Inc. – Class A *	63,051

251	GoHealth, Inc. – Class A *	2,628

715	Horace Mann Educators Corp.	24,432

17,702	Old Republic International Corp.	562,570

8,054	Stewart Information Services Corp.	509,899

2,723	Universal Insurance Holdings, Inc.	53,670

12,070	Unum Group	650,090

	Total Insurance	2,262,303

	Materials — 5.0%

1,514	AdvanSix, Inc.	35,882

1,340	Clearwater Paper Corp. *	71,208

10,652	Commercial Metals Co.	599,921

410	Hawkins, Inc.	35,801

3,519	Koppers Holdings, Inc.	155,997

2,663	Minerals Technologies, Inc.	231,015

172	NewMarket Corp.	92,032

1,081	Olympic Steel, Inc.	56,363

2,981	Radius Recycling, Inc.	51,005

8,245	Ryerson Holding Corp.	195,819

2,968	Sylvamo Corp.	211,678

943	TriMas Corp.	25,103

2,545	Warrior Met Coal, Inc.	174,154

	Total Materials	1,935,978

	Media & Entertainment — 0.9%

7,147	AMC Networks, Inc. – Class A *	123,929

1,914	Cargurus, Inc. *	46,338

59	Cars.com, Inc. *	1,194

240	Lee Enterprises, Inc. *	3,048

2,761	Shutterstock, Inc.	112,179

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Media & Entertainment — continued

10,935	Taboola.com Ltd. *	43,849

	Total Media & Entertainment	330,537

	Pharmaceuticals, Biotechnology & Life Sciences — 2.1%

5,480	Exelixis, Inc. *	118,861

25,028	Organon & Co.	533,847

700	Phibro Animal Health Corp. – Class A	12,341

3,888	Supernus Pharmaceuticals, Inc. *	105,443

6,538	Vanda Pharmaceuticals, Inc. *	33,409

	Total Pharmaceuticals, Biotechnology & Life Sciences	803,901

	Real Estate Management & Development — 0.3%

12,743	Douglas Elliman, Inc. *	14,527

1,122	Forestar Group, Inc. *	38,159

4,025	Newmark Group, Inc. – Class A	41,900

	Total Real Estate Management & Development	94,586

	Semiconductors & Semiconductor Equipment — 5.2%

945	ACM Research, Inc. – Class A *	20,412

4,312	Amkor Technology, Inc.	140,528

5,917	Cirrus Logic, Inc. *	678,680

4,389	Cohu, Inc. *	141,501

1,623	Diodes, Inc. *	120,313

5,212	Kulicke & Soffa Industries, Inc.	238,032

2,216	MaxLinear, Inc. *	39,378

8,687	Photronics, Inc. *	237,590

5,464	SMART Global Holdings, Inc. *	112,449

7,405	Veeco Instruments, Inc. *	301,013

	Total Semiconductors & Semiconductor Equipment	2,029,896

	Software & Services — 0.2%

600	ASGN, Inc. *	56,346

2,572	Unisys Corp. *	11,034

	Total Software & Services	67,380

	Technology Hardware & Equipment — 4.3%

578	Arrow Electronics, Inc. *	75,897

12,313	Avnet, Inc.	672,290

5,241	Benchmark Electronics, Inc.	225,730

404	ePlus, Inc. *	30,235

2,139	Kimball Electronics, Inc. *	49,026

1,837	ScanSource, Inc. *	87,129

1,322	TTM Technologies, Inc. *	24,589

3,088	Vontier Corp.	123,458

26,725	Xerox Holdings Corp.	375,754

	Total Technology Hardware & Equipment	1,664,108

Shares	Description	Value ($)

	Telecommunication Services — 0.2%

5,621	Spok Holdings, Inc.	85,495

	Transportation — 0.0%

153	ArcBest Corp.	16,145

	TOTAL COMMON STOCKS (COST $34,913,378)	37,846,726

	MUTUAL FUNDS — 2.6%

	Affiliated Issuers — 2.6%

204,766	GMO U.S. Treasury Fund	1,023,828

	TOTAL MUTUAL FUNDS (COST $1,023,828)	1,023,828

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%

231,261	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (a)	231,261

	TOTAL SHORT-TERM INVESTMENTS (COST $231,261)	231,261

	TOTAL INVESTMENTS — 100.7% (Cost $36,168,467)	39,101,815

	Other Assets and Liabilities (net) — (0.7)%	(265,227)

	TOTAL NET ASSETS — 100.0%	$38,836,588

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2024.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Organization

Each of Climate Change Fund, Emerging Markets ex-China Fund, Emerging Markets Fund, International Equity Fund, International Opportunistic Value Fund, Japan Value Creation Fund, Quality Cyclicals Fund, Quality Fund, Resource Transition Fund, Resources Fund, Small Cap Quality Fund, U.S. Equity Fund, U.S. Opportunistic Value Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2024, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain equity securities valued off the last traded price with a discount for liquidity; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$2,273,749	$—	$—	$2,273,749
Australia	—	1,796,250	—	1,796,250
Brazil	—	4,350,452	—	4,350,452
Canada	63,989,341	—	104,837	64,094,178
China	—	6,521,006	—	6,521,006
Denmark	—	11,635,857	—	11,635,857
Finland	—	15,802,055	—	15,802,055
France	—	104,568,337	—	104,568,337
Germany	—	28,455,928	—	28,455,928
Ireland	—	4,741,755	—	4,741,755
Italy	—	9,557,730	—	9,557,730
Japan	—	34,176,310	—	34,176,310

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Mexico	$17,053,761	$—	$—		$17,053,761
Netherlands	—	7,384,193	—		7,384,193
Norway	—	15,934,086	—		15,934,086
Russia	—	—	192,416		192,416
South Korea	—	53,007,373	—		53,007,373
Spain	—	24,509,689	—		24,509,689
Switzerland	—	2,165,337	—		2,165,337
Ukraine	—	622,962	—		622,962
United Kingdom	4,149,200	2,049,720	—		6,198,920
United States	419,532,409	1,283,115	—		420,815,524

TOTAL COMMON STOCKS	506,998,460	328,562,155	297,253		835,857,868

Preferred Stocks
Chile	16,251,787	—	—		16,251,787

TOTAL PREFERRED STOCKS	16,251,787	—	—		16,251,787

Rights/Warrants
United Kingdom	131,816	—	—		131,816

TOTAL RIGHTS/WARRANTS	131,816	—	—		131,816

Mutual Funds
United States	3,274,193	—	—		3,274,193

TOTAL MUTUAL FUNDS	3,274,193	—	—		3,274,193

Total Investments	526,656,256	328,562,155	297,253		855,515,664

Total	$526,656,256	$328,562,155	$297,253		$855,515,664

Emerging Markets ex-China Fund
Asset Valuation Inputs
Common Stocks
Brazil	$1,184,482	$6,126,016	$—		$7,310,498
Chile	—	141,667	—		141,667
Colombia	19,342	—	—		19,342
Czech Republic	—	259,235	—		259,235
Egypt	—	711,685	—		711,685
Greece	—	110,316	—		110,316
Hungary	—	4,170,351	—		4,170,351
India	133,330	18,905,127	—		19,038,457
Indonesia	—	6,553,271	—		6,553,271
Malaysia	—	12,291	—		12,291
Mexico	7,672,585	—	0	§	7,672,585
Pakistan	—	903,480	—		903,480
Philippines	—	18,328	—		18,328
Poland	—	1,940,182	—		1,940,182
Qatar	—	664,052	—		664,052
Russia	—	—	474,765		474,765
South Africa	—	7,681,630	—		7,681,630
South Korea	—	7,904,167	—		7,904,167
Taiwan	3,295,922	27,751,493	—		31,047,415
Thailand	—	2,277,447	—		2,277,447
United Arab Emirates	—	54,807	—		54,807
Vietnam	—	2,627,156	—		2,627,156

TOTAL COMMON STOCKS	12,305,661	88,812,701	474,765		101,593,127

Preferred Stocks
Brazil	—	7,500,530	—		7,500,530
Colombia	1,271,135	—	—		1,271,135

Description	Level 1	Level 2	Level 3		Total
Emerging Markets ex-China Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks (continued)
Russia	$—	$—	$35,102		$35,102

TOTAL PREFERRED STOCKS	1,271,135	7,500,530	35,102		8,806,767

Rights/Warrants
Vietnam	—	—	52,301		52,301

TOTAL RIGHTS/WARRANTS	—	—	52,301		52,301

Mutual Funds
United States	3,104,517	—	—		3,104,517

TOTAL MUTUAL FUNDS	3,104,517	—	—		3,104,517

Short-Term Investments	10,337	—	—		10,337

Total Investments	16,691,650	96,313,231	562,168		113,567,049

Total	$16,691,650	$96,313,231	$562,168		$113,567,049

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$6,592,910	$15,962,598	$—		$22,555,508
Chile	—	233,268	—		233,268
China	9,691,585	86,866,368	1		96,557,954
Colombia	104,208	—	—		104,208
Czech Republic	—	1,611,317	—		1,611,317
Egypt	—	1,389,997	—		1,389,997
Greece	—	271,740	—		271,740
Hungary	—	14,487,762	—		14,487,762
India	—	42,241,173	—		42,241,173
Indonesia	—	12,620,488	—		12,620,488
Kuwait	—	301,218	—		301,218
Malaysia	—	168,574	—		168,574
Mexico	22,583,216	—	0	§	22,583,216
Pakistan	—	3,755,078	—		3,755,078
Philippines	—	270,894	—		270,894
Poland	—	5,222,522	—		5,222,522
Qatar	—	2,233,873	—		2,233,873
Russia	—	—	2,266,374		2,266,374
South Africa	—	26,275,347	—		26,275,347
South Korea	—	10,256,371	—		10,256,371
Sri Lanka	—	—	310,125		310,125
Taiwan	—	85,850,195	—		85,850,195
Thailand	—	9,112,560	—		9,112,560
Vietnam	—	8,564,481	—		8,564,481

TOTAL COMMON STOCKS	38,971,919	327,695,824	2,576,500		369,244,243

Preferred Stocks
Brazil	—	13,616,877	—		13,616,877
Colombia	4,771,817	—	—		4,771,817
Russia	—	—	613,650		613,650
South Korea	—	1,993,459	—		1,993,459

TOTAL PREFERRED STOCKS	4,771,817	15,610,336	613,650		20,995,803

Rights/Warrants
Vietnam	—	—	237,002		237,002

TOTAL RIGHTS/WARRANTS	—	—	237,002		237,002

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
United States	$300,327	$—	$—	$300,327

TOTAL DEBT OBLIGATIONS	300,327	—	—	300,327

Mutual Funds
United States	5,029,518	—	—	5,029,518

TOTAL MUTUAL FUNDS	5,029,518	—	—	5,029,518

Short-Term Investments	568,350	—	—	568,350

Total Investments	49,641,931	343,306,160	3,427,152	396,375,243

Derivatives^
Futures Contracts
Equity Risk	296,211	—	—	296,211

Total	$49,938,142	$343,306,160	$3,427,152	$396,671,454

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$30,510,287	$—	$30,510,287
Austria	—	7,721,663	—	7,721,663
Belgium	—	20,917,375	—	20,917,375
Denmark	—	122,897	—	122,897
Finland	—	3,502,449	—	3,502,449
France	20,038,031	117,784,845	—	137,822,876
Germany	—	46,216,271	—	46,216,271
Hong Kong	—	11,926,726	—	11,926,726
Ireland	—	4,575,283	—	4,575,283
Italy	—	65,004,027	—	65,004,027
Japan	9,486,576	253,098,394	—	262,584,970
Netherlands	—	69,860,876	—	69,860,876
Norway	—	25,144,624	—	25,144,624
Portugal	—	2,430,960	—	2,430,960
Singapore	—	26,906,605	—	26,906,605
Spain	—	66,096,890	—	66,096,890
Sweden	—	34,655,912	—	34,655,912
Switzerland	5,222,769	53,865,787	—	59,088,556
United Kingdom	29,432,864	88,674,803	—	118,107,667

TOTAL COMMON STOCKS	64,180,240	929,016,674	—	993,196,914

Preferred Stocks
Germany	—	2,666,939	—	2,666,939

TOTAL PREFERRED STOCKS	—	2,666,939	—	2,666,939

Debt Obligations
United States	2,000,928	—	—	2,000,928

TOTAL DEBT OBLIGATIONS	2,000,928	—	—	2,000,928

Mutual Funds
United States	66,296,735	—	—	66,296,735

TOTAL MUTUAL FUNDS	66,296,735	—	—	66,296,735

Short-Term Investments	1,449,710	—	—	1,449,710

Total Investments	133,927,613	931,683,613	—	1,065,611,226

Derivatives^
Futures Contracts
Equity Risk	111,705	—	—	111,705

Total	$134,039,318	$931,683,613	$—	$1,065,722,931

Description	Level 1	Level 2	Level 3	Total
International Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$16,113,616	$—	$16,113,616
Austria	—	4,305,096	—	4,305,096
Belgium	—	5,620,044	—	5,620,044
Canada	49,543,490	—	—	49,543,490
Denmark	—	4,317,650	—	4,317,650
Finland	—	6,170,990	—	6,170,990
France	1,334,940	52,948,818	—	54,283,758
Germany	—	16,333,608	—	16,333,608
Hong Kong	—	12,783,889	—	12,783,889
Italy	1,556,019	16,703,619	—	18,259,638
Japan	5,780,782	70,416,569	—	76,197,351
Netherlands	—	23,857,989	—	23,857,989
Norway	—	4,869,402	—	4,869,402
Portugal	—	4,628	—	4,628
Russia	—	—	31	31
Singapore	—	3,609,992	—	3,609,992
Spain	—	20,101,057	—	20,101,057
Sweden	—	5,672,340	—	5,672,340
Switzerland	9,238,688	19,322,443	—	28,561,131
United Kingdom	26,910,875	19,297,034	—	46,207,909

TOTAL COMMON STOCKS	94,364,794	302,448,784	31	396,813,609

Preferred Stocks
Germany	—	1,918,214	—	1,918,214

TOTAL PREFERRED STOCKS	—	1,918,214	—	1,918,214

Mutual Funds
United States	9,530,001	—	—	9,530,001

TOTAL MUTUAL FUNDS	9,530,001	—	—	9,530,001

Short-Term Investments	2,386,758	—	—	2,386,758

Total Investments	106,281,553	304,366,998	31	410,648,582

Total	$106,281,553	$304,366,998	$31	$410,648,582

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$163,571,878	$—	$163,571,878
Short-Term Investments	6,580,191	—	—	6,580,191

Total Investments	6,580,191	163,571,878	—	170,152,069

Total	$6,580,191	$163,571,878	$—	$170,152,069

Quality Cyclicals Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$113,765	$—	$113,765
Canada	3,744,192	—	—	3,744,192
Finland	—	992,126	—	992,126
France	—	4,598,928	—	4,598,928
Germany	—	2,009,253	—	2,009,253
Hong Kong	—	875,076	—	875,076
Ireland	2,401,782	—	—	2,401,782
Mexico	5,176,169	—	—	5,176,169
Netherlands	—	411,118	—	411,118
Russia	—	—	35,986	35,986
Spain	—	5,109,800	—	5,109,800
United Kingdom	—	8,386,588	—	8,386,588
United States	43,303,543	—	—	43,303,543

TOTAL COMMON STOCKS	54,625,686	22,496,654	35,986	77,158,326

Description	Level 1	Level 2	Level 3	Total
Quality Cyclicals Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$—	$808,079	$—	$808,079

TOTAL PREFERRED STOCKS	—	808,079	—	808,079

Mutual Funds
United States	2,751,028	—	—	2,751,028

TOTAL MUTUAL FUNDS	2,751,028	—	—	2,751,028

Short-Term Investments	844,371	—	—	844,371

Total Investments	58,221,085	23,304,733	35,986	81,561,804

Total	$58,221,085	$23,304,733	$35,986	$81,561,804

Quality Fund
Asset Valuation Inputs
Common Stocks
France	$—	$437,882,067	$—	$437,882,067
Germany	—	330,680,696	—	330,680,696
Spain	—	68,998,819	—	68,998,819
Switzerland	—	240,497,806	—	240,497,806
Taiwan	—	305,522,851	—	305,522,851
United Kingdom	—	687,873,438	—	687,873,438
United States	7,463,321,961	—	—	7,463,321,961

TOTAL COMMON STOCKS	7,463,321,961	2,071,455,677	—	9,534,777,638

Mutual Funds
United States	302,069,053	—	—	302,069,053

TOTAL MUTUAL FUNDS	302,069,053	—	—	302,069,053

Short-Term Investments	1,428,818	—	—	1,428,818

Total Investments	7,766,819,832	2,071,455,677	—	9,838,275,509

Total	$7,766,819,832	$2,071,455,677	$—	$9,838,275,509

Resource Transition Fund
Asset Valuation Inputs
Common Stocks
Argentina	$773,621	$—	$—	$773,621
Australia	—	2,829,946	—	2,829,946
Brazil	—	7,167,755	—	7,167,755
Canada	18,276,124	—	60,134	18,336,258
China	—	2,540,642	—	2,540,642
Finland	—	1,768,472	—	1,768,472
France	—	3,579,500	—	3,579,500
Italy	—	1,009,086	—	1,009,086
Japan	—	219,680	—	219,680
Mexico	3,900,551	—	—	3,900,551
Norway	—	845,524	—	845,524
South Africa	—	5,784,798	—	5,784,798
Spain	—	1,577,537	—	1,577,537
Sweden	—	4,561,893	—	4,561,893
United Kingdom	—	12,340,325	—	12,340,325
United States	53,840,485	—	—	53,840,485

TOTAL COMMON STOCKS	76,790,781	44,225,158	60,134	121,076,073

Preferred Stocks
Brazil	—	6,004,237	—	6,004,237
Chile	4,076,910	—	—	4,076,910

TOTAL PREFERRED STOCKS	4,076,910	6,004,237	—	10,081,147

Mutual Funds
United States	1,873,450	—	—	1,873,450

TOTAL MUTUAL FUNDS	1,873,450	—	—	1,873,450

Short-Term Investments	258,764	—	—	258,764

Total Investments	82,999,905	50,229,395	60,134	133,289,434

Total	$82,999,905	$50,229,395	$60,134	$133,289,434

Description	Level 1	Level 2	Level 3	Total
Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$31,075,672	$—	$—	$31,075,672
Australia	—	43,304,978	—	43,304,978
Austria	—	29,354,345	—	29,354,345
Brazil	—	84,770,332	—	84,770,332
Canada	226,839,002	—	144,151	226,983,153
China	—	25,971,530	—	25,971,530
Finland	—	19,596,189	—	19,596,189
France	—	36,950,729	—	36,950,729
Hong Kong	—	7,639,170	—	7,639,170
Hungary	—	10,700,529	—	10,700,529
Israel	—	19	—	19
Italy	—	48,368,538	—	48,368,538
Japan	—	4,784,543	—	4,784,543
Mexico	64,736,237	—	—	64,736,237
Norway	—	60,832,065	—	60,832,065
Portugal	—	85,806,216	—	85,806,216
Russia	—	—	1,514,987	1,514,987
Singapore	—	—	2	2
South Africa	—	59,131,149	—	59,131,149
Spain	—	58,818,564	—	58,818,564
Sweden	—	47,072,623	—	47,072,623
Ukraine	—	1,419,658	—	1,419,658
United Kingdom	11,013,420	287,200,800	—	298,214,220
United States	809,838,765	—	—	809,838,765

TOTAL COMMON STOCKS	1,143,503,096	911,721,977	1,659,140	2,056,884,213

Preferred Stocks
Brazil	—	136,398,744	—	136,398,744
Chile	44,098,576	—	—	44,098,576
Russia	—	—	716,284	716,284

TOTAL PREFERRED STOCKS	44,098,576	136,398,744	716,284	181,213,604

Mutual Funds
United States	39,681,789	—	—	39,681,789

TOTAL MUTUAL FUNDS	39,681,789	—	—	39,681,789

Short-Term Investments	72,191	—	—	72,191

Total Investments	1,227,355,652	1,048,120,721	2,375,424	2,277,851,797

Total	$1,227,355,652	$1,048,120,721	$2,375,424	$2,277,851,797

Small Cap Quality Fund
Asset Valuation Inputs
Common Stocks	$287,419,630	$—	$—	$287,419,630
Mutual Funds	7,783,387	—	—	7,783,387
Short-Term Investments	312,509	—	—	312,509

Total Investments	295,515,526	—	—	295,515,526

Total	$295,515,526	$—	$—	$295,515,526

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$130,814,216	$—	$—	$130,814,216
Debt Obligations	252,125	—	—	252,125
Mutual Funds	1,001,361	—	—	1,001,361
Short-Term Investments	591,647	—	—	591,647

Total Investments	132,659,349	—	—	132,659,349

Total	$132,659,349	$—	$—	$132,659,349

Description	Level 1	Level 2	Level 3	Total
U.S. Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks	$542,329,756	$—	$—	$542,329,756
Mutual Funds	5,280,987	—	—	5,280,987
Short-Term Investments	84,321	—	—	84,321

Total Investments	547,695,064	—	—	547,695,064

Total	$547,695,064	$—	$—	$547,695,064

U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$37,846,726	$—	$—	$37,846,726
Mutual Funds	1,023,828	—	—	1,023,828
Short-Term Investments	231,261	—	—	231,261

Total Investments	39,101,815	—	—	39,101,815

Total	$39,101,815	$—	$—	$39,101,815

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2024.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2024 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$22,390,770	$205,687,052	$224,803,629	$162,325	**	$—	$—	$—	$3,274,193

Emerging Markets ex-China Fund
GMO U.S. Treasury Fund	$4,681,209	$8,934,308	$10,511,000	$33,257		$—	$—	$—	$3,104,517

Emerging Markets Fund
Anilana Hotels & Properties Ltd.	$303,354	$—	$—	$—		$—	$—	$6,771	$310,125
GMO U.S. Treasury Fund	1,004,664	14,016,854	9,992,000	14,566		—	—	—	5,029,518

Totals	$1,308,018	$14,016,854	$9,992,000	$14,566		$—	$—	$6,771	$5,339,643

International Equity Fund
GMO U.S. Treasury Fund	$71,846,735	$13,600,000	$19,150,000	$928,428		$—	$—	$—	$66,296,735

International Opportunistic Value Fund
GMO U.S. Treasury Fund	$7,130,000	$8,500,001	$6,100,000	$85,208		$—	$—	$—	$9,530,001

Quality Cyclicals Fund
GMO U.S. Treasury Fund	$501,028	$2,900,000	$650,000	$9,418		$—	$—	$—	$2,751,028

Quality Fund
GMO U.S. Treasury Fund	$278,669,053	$215,700,000	$192,300,000	$4,284,915		$—	$—	$—	$302,069,053

Resource Transition Fund
GMO U.S. Treasury Fund	$2,049,511	$2,223,939	$2,400,000	$24,040		$—	$—	$—	$1,873,450

Resources Fund
GMO U.S. Treasury Fund	$56,231,789	$172,600,000	$189,150,000	$838,691		$—	$4,000	$(4,000)	$39,681,789

Small Cap Quality Fund
GMO U.S. Treasury Fund	$7,392,442	$29,540,945	$29,150,000	$141,505		$—	$—	$—	$7,783,387

U.S. Equity Fund
GMO U.S. Treasury Fund	$1,994,361	$3,000,000	$3,993,000	$9,740		$—	$—	$—	$1,001,361

U.S. Opportunistic Value Fund
GMO U.S. Treasury Fund	$9,902,208	$5,998,779	$10,620,000	$99,583		$—	$—	$—	$5,280,987

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
U.S. Small Cap Value Fund
GMO U.S. Treasury Fund	$573,827	$450,001	$—	$10,106	$—	$—	$—	$1,023,828

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2024 through May 31, 2024. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2025.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $113,362 in Climate Change Fund during the period.

Subsequent events

Subsequent to May 31, 2024, GMO Emerging Markets ex-China Fund received redemption requests in the amount of $34,194,510.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value† / Shares		Description	Value ($)

		DEBT OBLIGATIONS — 9.9%

		U.S. Government — 9.9%

	4,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.20%, 5.53%, due 01/31/25 (a)	4,004,362

		TOTAL DEBT OBLIGATIONS (COST $4,000,619)	4,004,362

		SHORT-TERM INVESTMENTS — 89.2%

		Sovereign and Sovereign Agency Issuers — 4.2%

JPY	270,000,000	Japan Treasury Discount Bills, Zero Coupon, due 06/17/24	1,716,834

		Repurchase Agreements — 84.1%

	33,999,875	Nomura Securities International, Inc. Repurchase Agreement, dated, 05/31/24 maturing on 06/03/24 with a maturity value of $34,014,920 and an effective yield of 5.31%, collateralized by a U.S. Treasury Note with maturity date 11/30/28 and a market value of $34,799,070.	33,999,875

		Money Market Funds — 0.9%

	357,662	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (b)	357,662

		TOTAL SHORT-TERM INVESTMENTS (COST $36,193,391)	36,074,371

		TOTAL INVESTMENTS — 99.1% (Cost $40,194,010)	40,078,733

		Other Assets and Liabilities (net) — 0.9%	375,512

		TOTAL NET ASSETS — 100.0%	$40,454,245

A summary of outstanding financial instruments at May 31, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/17/2024	SSB	JPY	270,000,000	USD	1,864,705	$144,488

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
124	U.S. Long Bond (CBT)	September 2024	14,391,750	(115,997)
118	U.S. Treasury Note 10 Yr. (CBT)	September 2024	12,838,031	21,537
91	U.S. Treasury Note 2 Yr. (CBT)	September 2024	18,536,984	(20,891)
278	U.S. Treasury Note 5 Yr. (CBT)	September 2024	29,411,531	(73,968)
271	U.S. Treasury Ultra 10 Yr. (CBT)	September 2024	30,360,469	(102,050)
71	U.S. Ultra Bond (CBT)	September 2024	8,693,063	(60,117)

			$114,231,828	$(351,486)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2024.

The rates shown on variable rate notes are the current May 31, 2024, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

SSB - State Street Bank and Trust Company

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 92.8%

		Albania — 1.8%

		Sovereign and Sovereign Agency Issuers — 1.8%

	36,649,849	Albania Government International Bonds, Zero Coupon, due 08/31/25 (a) (b)	33,994,262

EUR	8,400,000	Albania Government International Bonds, Reg S, 3.50%, due 11/23/31	8,274,522

		Total Albania	42,268,784

		Angola — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	17,200,000	Angola Government International Bonds, Reg S, 9.38%, due 05/08/48	14,620,000

		Argentina — 3.7%

		Sovereign and Sovereign Agency Issuers — 3.7%

	19,790,713	Argentina Republic Government International Bonds, 1.00%, due 07/09/29	11,432,078

	23,933,493	Argentina Republic Government International Bonds, Step Up, 0.75%, due 07/09/30	13,522,423

JPY	300,295,076	Argentina Republic Government International Bonds, Variable Rate, 4.33%, due 12/31/33 (c)	434,408

EUR	7,800,000	Argentina Republic Government International Bonds, Step Up, 2.50%, due 07/09/35	3,302,498

	11,147,942	Argentina Republic Government International Bonds, Step Up, 3.63%, due 07/09/35	4,877,225

EUR	22,930,000	Argentina Republic Government International Bonds, Step Up, 3.75%, due 01/09/38	10,287,956

	35,898,994	Argentina Republic Government International Bonds, Step Up, 4.25%, due 01/09/38 (d)	16,829,377

JPY	246,273,000	Argentina Republic Government International Bonds, 0.67%, due 12/31/38 (c)	266,216

EUR	6,060,000	Argentina Republic Government International Bonds, Step Up, 3.00%, due 07/09/41	2,423,035

	11,801,240	Argentina Republic Government International Bonds, Step Up, 3.50%, due 07/09/41	4,850,310

	38,547,000	Argentina Republic Government International Bonds, Step Up, 3.63%, due 07/09/46	17,442,517

		Total Argentina	85,668,043

		Armenia — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	2,400,000	Republic of Armenia International Bonds, Reg S, 3.60%, due 02/02/31	1,959,240

Par Value†		Description	Value ($)
		Bahamas — 1.1%

		Sovereign and Sovereign Agency Issuers — 1.1%

	8,040,000	Bahamas Government International Bonds, Reg S, 6.00%, due 11/21/28	7,195,800

	4,000,000	Bahamas Government International Bonds, Reg S, 9.00%, due 06/16/29	3,927,200

	13,840,000	Bahamas Government International Bonds, Reg S, 8.95%, due 10/15/32	13,424,662

		Total Bahamas	24,547,662

		Bahrain — 2.6%

		Sovereign and Sovereign Agency Issuers — 2.6%

	12,850,000	Bahrain Government International Bonds, Reg S, 6.00%, due 09/19/44	10,610,373

	49,190,000	Bahrain Government International Bonds, Reg S, 7.50%, due 09/20/47	47,448,182

	450,000	Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51	377,114

		Total Bahrain	58,435,669

		Barbados — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	15,020,000	Barbados Government International Bonds, Reg S, 6.50%, due 10/01/29	14,217,181

		Belarus — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	7,504,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24 (c) (e)	2,626,400

	18,400,000	Republic of Belarus International Bonds, Reg S, 6.20%, due 02/28/30 (c) (e)	7,084,000

		Total Belarus	9,710,400

		Benin — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

EUR	3,350,000	Benin Government International Bonds, Reg S, 6.88%, due 01/19/52	2,925,162

		Bolivia — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	7,600,000	Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28 (d)	4,266,564

		Brazil — 1.8%

		Corporate Debt — 1.1%

	17,316,581	MV24 Capital BV, Reg S, 6.75%, due 06/01/34	16,201,826

	7,300,000	Yinson Boronia Production BV, 144A, 8.95%, due 07/31/42	7,365,700

			23,567,526

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†		Description	Value ($)
		Brazil — continued

		Sovereign and Sovereign Agency Issuers — 0.7%

	10,500,000	Brazil Government International Bonds, 4.75%, due 01/14/50	7,560,000

BRL	46,254,999	Rio Smart Lighting SARL, Reg S, 12.25%, due 09/20/32 (f)	8,985,145

			16,545,145

		Total Brazil	40,112,671

		Bulgaria — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

EUR	2,500,000	Bulgarian Energy Holding EAD, Reg S, 2.45%, due 07/22/28	2,414,099

		Cameroon — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

EUR	9,200,000	Republic of Cameroon International Bonds, Reg S, 5.95%, due 07/07/32	7,867,173

		Chile — 2.4%

		Corporate Debt — 1.2%

	15,951,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (a)	14,059,212

	9,061,825	ILAP Holdings Ltd., 144A, 5.00%, due 06/15/33 (c)	915,244

	13,591,746	Inversiones Latin America Power SpA, 144A, 11.00%, due 06/15/33	12,018,909

	974,428	Inversiones Latin America Power SpA, 144A, 12.00%, due 06/15/33 (c)	964,684

			27,958,049

		Sovereign and Sovereign Agency Issuers — 1.2%

	2,600,000	Banco del Estado de Chile, 144A, Variable Rate, 7.95%, due 05/02/29	2,674,750

	4,000,000	Chile Electricity Lux MPC SARL, 144A, 6.01%, due 01/20/33	3,996,920

	4,200,000	Chile Government International Bonds, 3.10%, due 05/07/41	3,040,590

	700,000	Empresa Nacional del Petroleo, Reg S, 5.25%, due 11/06/29	678,321

	3,500,000	Empresa Nacional del Petroleo, Reg S, 3.45%, due 09/16/31	2,929,325

	18,750,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	13,746,562

			27,066,468

		Total Chile	55,024,517

		China — 0.0%

		Corporate Debt — 0.0%

	10,200,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (e)	102,000

	13,000,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (e)	162,500

	6,800,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (e)	68,000

	5,500,000	Scenery Journey Ltd., Reg S, 11.50%, due 10/24/22 (e)	55,000

Par Value†		Description	Value ($)
		China — continued

		Corporate Debt — continued

	1,900,000	Scenery Journey Ltd., Reg S, 13.00%, due 11/06/22 (e)	19,000

	3,300,000	Scenery Journey Ltd., Reg S, 12.00%, due 10/24/23 (e)	33,000

	3,700,000	Scenery Journey Ltd., Reg S, 13.75%, due 11/06/23 (e)	37,000

		Total China	476,500

		Colombia — 4.2%

		Corporate Debt — 0.6%

	11,740,000	AI Candelaria Spain SA, Reg S, 5.75%, due 06/15/33	9,274,600

COP	25,905,189,423	PA Autopista Rio Magdalena, Reg S, 6.05%, due 06/15/36	5,196,702

			14,471,302

		Sovereign and Sovereign Agency Issuers — 3.6%

	992,000	Colombia Government International Bonds, 8.38%, due 02/15/27 (a)	1,007,870

	2,800,000	Colombia Government International Bonds, 11.85%, due 03/09/28 (a)	3,163,300

	74,600,000	Colombia Government International Bonds, 5.63%, due 02/26/44	56,882,500

	6,200,000	Colombia Government International Bonds, 5.20%, due 05/15/49	4,333,800

	11,720,000	Ecopetrol SA, 5.88%, due 11/02/51	8,013,550

COP	37,736,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	8,624,789

			82,025,809

		Total Colombia	96,497,111

		Congo Republic (Brazzaville) — 1.2%

		Sovereign and Sovereign Agency Issuers — 1.2%

	32,290,719	Congolese International Bonds, Reg S, Step Up, 6.00%, due 06/30/29 (c)	26,998,270

		Costa Rica—1.1%

		Sovereign and Sovereign Agency Issuers — 1.1%

	4,400,000	Costa Rica Government International Bonds, 144A, 6.55%, due 04/03/34	4,500,364

	17,031,000	Costa Rica Government International Bonds, Reg S, 7.16%, due 03/12/45	17,661,147

	3,463,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	3,031,926

		Total Costa Rica	25,193,437

		Cote D’Ivoire — 0.9%

		Sovereign and Sovereign Agency Issuers — 0.9%

EUR	1,400,000	Ivory Coast Government International Bonds, Reg S, 6.88%, due 10/17/40	1,291,877

EUR	22,500,000	Ivory Coast Government International Bonds, Reg S, 6.63%, due 03/22/48	19,354,380

		Total Cote D’Ivoire	20,646,257

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†	Description	Value ($)
	Czech Republic — 0.2%

	Sovereign and Sovereign Agency Issuers — 0.2%

4,058,000	CEZ AS, Reg S, 5.63%, due 04/03/42	3,523,482

	Dominican Republic — 2.4%

	Sovereign and Sovereign Agency Issuers — 2.4%

400,000	Dominican Republic International Bonds, Reg S, 5.30%, due 01/21/41	339,164

500,000	Dominican Republic International Bonds, Reg S, 6.85%, due 01/27/45	490,735

4,210,000	Dominican Republic International Bonds, Reg S, 6.40%, due 06/05/49	3,928,519

59,929,000	Dominican Republic International Bonds, Reg S, 5.88%, due 01/30/60	50,565,094

	Total Dominican Republic	55,323,512

	Ecuador — 2.6%

	Sovereign and Sovereign Agency Issuers — 2.6%

1,200,000	Ecuador Government International Bonds, 5.00%, due 02/28/25 (c)	1,140,000

5,546,892	Ecuador Government International Bonds, Reg S, Zero Coupon, due 07/31/30	2,816,434

27,276,250	Ecuador Government International Bonds, Reg S, Step Up, 6.00%, due 07/31/30 (d)	18,193,259

45,187,125	Ecuador Government International Bonds, Reg S, Step Up, 3.50%, due 07/31/35	23,147,105

24,803,750	Ecuador Government International Bonds, Reg S, Step Up, 2.50%, due 07/31/40 (d)	11,558,548

3,744,250	Ecuador Social Bonds SARL, Reg S, Zero Coupon, due 01/30/35	2,571,214

	Total Ecuador	59,426,560

	Egypt — 2.9%

	Sovereign and Sovereign Agency Issuers — 2.9%

10,800,000	Egypt Government International Bonds, Reg S, 8.50%, due 01/31/47	8,410,500

21,800,000	Egypt Government International Bonds, Reg S, 8.70%, due 03/01/49	17,325,986

32,800,000	Egypt Government International Bonds, Reg S, 8.88%, due 05/29/50	26,494,528

17,764,000	Egypt Government International Bonds, Reg S, 8.15%, due 11/20/59	13,416,083

	Total Egypt	65,647,097

	El Salvador — 0.7%

	Sovereign and Sovereign Agency Issuers — 0.7%

2,340,000	El Salvador Government International Bonds, Reg S, 7.63%, due 09/21/34	1,597,050

24,000,000	El Salvador Government International Bonds, Reg S, 7.12%, due 01/20/50	15,132,000

	Total El Salvador	16,729,050

	Ethiopia — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%

2,690,000	Ethiopia International Bonds, Reg S, 6.63%, due 12/11/24	1,895,778

Par Value†	Description	Value ($)
	Gabon — 0.8%

	Sovereign and Sovereign Agency Issuers — 0.8%

7,400,000	Gabon Blue Bond Master Trust, 144A, 6.10%, due 08/01/38	7,239,592

3,700,000	Gabon Government International Bonds, Reg S, 6.63%, due 02/06/31	2,945,200

9,600,000	Gabon Government International Bonds, Reg S, 7.00%, due 11/24/31	7,642,464

	Total Gabon	17,827,256

	Ghana — 1.9%

	Sovereign and Sovereign Agency Issuers — 1.9%

8,200,000	Ghana Government International Bonds, Reg S, 8.88%, due 05/07/42 (e)	4,191,922

11,700,000	Ghana Government International Bonds, Reg S, 8.63%, due 06/16/49 (e)	5,882,526

25,900,000	Ghana Government International Bonds, Reg S, 8.95%, due 03/26/51 (e)	13,256,138

33,200,000	Ghana Government International Bonds, Reg S, 8.75%, due 03/11/61 (e)	17,078,080

6,469,920	Saderea DAC, Reg S, 12.50%, due 11/30/26 (e)	3,037,433

	Total Ghana	43,446,099

	Grenada — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%

3,396,750	Grenada Government International Bonds, Reg S, 7.00%, due 05/12/30	3,034,996

	Guatemala — 0.9%

	Sovereign and Sovereign Agency Issuers — 0.9%

3,515,000	Guatemala Government Bonds, Reg S, 8.13%, due 10/06/34	3,800,875

4,600,000	Guatemala Government Bonds, Reg S, 4.65%, due 10/07/41	3,598,396

13,300,000	Guatemala Government Bonds, Reg S, 6.13%, due 06/01/50	11,991,413

	Total Guatemala	19,390,684

	Honduras — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%

2,450,000	Honduras Government International Bonds, Reg S, 5.63%, due 06/24/30 (d)	2,112,513

	Hungary — 2.1%

	Sovereign and Sovereign Agency Issuers — 2.1%

19,900,000	Hungary Government International Bonds, 144A, 5.50%, due 06/16/34	19,207,281

15,450,000	Hungary Government International Bonds, 144A, 5.50%, due 03/26/36	14,713,807

22,400,000	Hungary Government International Bonds, Reg S, 3.13%, due 09/21/51	13,926,304

	Total Hungary	47,847,392

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†	Description	Value ($)
	India — 0.9%

	Corporate Debt — 0.9%

3,200,000	Adani Green Energy UP Ltd/Prayatna Developers Pvt Ltd/Parampujya Solar Energy, 144A, 6.70%, due 03/12/42	2,960,000

8,711,250	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, Reg S, 4.63%, due 10/15/39	6,969,348

9,800,000	Delhi International Airport Ltd., Reg S, 6.45%, due 06/04/29	9,702,000

	Total India	19,631,348

	Indonesia — 2.2%

	Sovereign and Sovereign Agency Issuers — 2.2%

12,200,000	Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Reg S, 5.80%, due 05/15/50	11,140,430

2,800,000	Indonesia Government International Bonds, 4.85%, due 01/11/33	2,717,400

3,391,000	Indonesia Government International Bonds, 5.45%, due 09/20/52	3,302,190

2,012,920	LLPL Capital Pte. Ltd., Reg S, 6.88%, due 02/04/39	1,993,998

26,200,000	Minejesa Capital BV, Reg S, 5.63%, due 08/10/37	23,255,382

4,900,000	Perusahaan Penerbit SBSN Indonesia III, Reg S, 4.70%, due 06/06/32	4,733,302

2,700,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Reg S, 6.25%, due 01/25/49	2,659,689

	Total Indonesia	49,802,391

	Israel — 0.7%

	Sovereign and Sovereign Agency Issuers — 0.7%

14,283,000	Israel Electric Corp. Ltd., Reg S, 8.10%, due 12/15/96	15,866,396

	Jamaica — 0.5%

	Corporate Debt — 0.2%

5,863,559	TransJamaican Highway Ltd., Reg S, 5.75%, due 10/10/36	5,111,440

	Sovereign and Sovereign Agency Issuers — 0.3%

2,675,000	Jamaica Government International Bonds, 7.88%, due 07/28/45	3,105,006

4,200,000	National Road Operating & Constructing Co. Ltd., Reg S, 9.38%, due 11/10/24	4,235,700

		7,340,706

	Total Jamaica	12,452,146

	Jordan — 1.2%

	Sovereign and Sovereign Agency Issuers — 1.2%

30,795,000	Jordan Government International Bonds, Reg S, 7.38%, due 10/10/47	26,810,435

Par Value†		Description	Value ($)
		Kazakhstan — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

	18,980,000	KazMunayGas National Co. JSC, Reg S, 6.38%, due 10/24/48	17,470,900

		Kenya — 0.9%

		Sovereign and Sovereign Agency Issuers — 0.9%

	25,694,000	Kenya Government International Bonds, Reg S, 8.25%, due 02/28/48	21,477,101

		Latvia — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

	6,850,000	Latvia Government International Bonds, 144A, 5.13%, due 07/30/34	6,734,030

		Lebanon — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	6,200,000	Lebanon Government International Bonds, Reg S, 6.85%, due 03/23/27 (e)	424,700

	5,047,000	Lebanon Government International Bonds, Reg S, 7.00%, due 03/20/28 (e)	345,720

	55,005,000	Lebanon Government International Bonds, Reg S, 7.15%, due 11/20/31 (e)	3,767,842

	19,100,000	Lebanon Government International Bonds, 8.20%, due 05/17/33 (e)	1,308,350

	51,714,000	Lebanon Government International Bonds, 8.25%, due 05/17/34 (e)	3,542,409

		Total Lebanon	9,389,021

		Mexico — 6.3%

		Sovereign and Sovereign Agency Issuers — 6.3%

	5,200,000	Comision Federal de Electricidad, Reg S, 5.00%, due 07/30/49	4,407,000

GBP	55,806,000	Mexico Government International Bonds, 5.63%, due 03/19/2114	53,722,808

	4,700,000	Petroleos Mexicanos, Reg S, 6.63%, due 07/01/24 (d)	2,925,750

	115,700,000	Petroleos Mexicanos, 7.69%, due 01/23/50	83,986,630

		Total Mexico	145,042,188

		Mongolia — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	8,800,000	Development Bank of Mongolia LLC, 11.00%, due 03/07/26	8,932,968

		Montenegro — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	1,800,000	Montenegro Government International Bonds, 144A, 7.25%, due 03/12/31	1,810,692

		Morocco — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	8,300,000	Morocco Government International Bonds, 144A, 6.50%, due 09/08/33	8,462,473

	5,100,000	OCP SA, Reg S, 6.88%, due 04/25/44	4,824,294

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†	Description	Value ($)
	Morocco — continued

	Sovereign and Sovereign Agency Issuers — continued

1,500,000	OCP SA, Reg S, 5.13%, due 06/23/51	1,111,635

	Total Morocco	14,398,402

	Mozambique — 0.3%

	Sovereign and Sovereign Agency Issuers — 0.3%

6,876,000	Mozambique International Bonds, Reg S, Step Up, 9.00%, due 09/15/31	5,640,658

	Nigeria — 0.8%

	Sovereign and Sovereign Agency Issuers — 0.8%

22,750,000	Nigeria Government International Bonds, Reg S, 8.25%, due 09/28/51	17,946,792

	Oman — 1.9%

	Sovereign and Sovereign Agency Issuers — 1.9%

42,400,000	Oman Government International Bonds, Reg S, 6.75%, due 01/17/48	42,506,000

1,100,000	Oryx Funding Ltd., Reg S, 5.80%, due 02/03/31	1,081,399

	Total Oman	43,587,399

	Pakistan — 0.6%

	Sovereign and Sovereign Agency Issuers — 0.6%

13,300,000	Pakistan Government International Bonds, Reg S, 7.88%, due 03/31/36	10,175,963

4,426,000	Pakistan Water & Power Development Authority, Reg S, 7.50%, due 06/04/31	3,326,537

	Total Pakistan	13,502,500

	Panama — 2.8%

	Sovereign and Sovereign Agency Issuers — 2.8%

1,061,644	AES Panama Generation Holdings SRL, Reg S, 4.38%, due 05/31/30	910,360

3,300,000	Panama Bonos del Tesoro, Reg S, 6.38%, due 07/25/33	3,108,369

8,937,000	Panama Government International Bonds, 8.13%, due 04/28/34	9,503,990

24,100,000	Panama Government International Bonds, 6.40%, due 02/14/35	22,617,850

8,100,000	Panama Government International Bonds, 8.00%, due 03/01/38	8,468,550

23,800,000	Panama Government International Bonds, 4.50%, due 04/01/56	15,141,322

8,200,000	Panama Government International Bonds, 4.50%, due 01/19/63	5,141,400

	Total Panama	64,891,841

	Papua New Guinea — 0.0%

	Sovereign and Sovereign Agency Issuers — 0.0%

1,100,000	Papua New Guinea Government International Bonds, Reg S, 8.38%, due 10/04/28	1,044,098

Par Value†		Description	Value ($)
		Peru — 1.5%

		Sovereign and Sovereign Agency Issuers — 1.5%

	13,500,000	Peru Government International Bonds, 3.60%, due 01/15/72	8,457,750

	44,845,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	26,682,775

		Total Peru	35,140,525

		Philippines — 0.7%

		Sovereign and Sovereign Agency Issuers — 0.7%

	3,500,000	Bangko Sentral ng Pilipinas International Bonds, 8.60%, due 06/15/97 (c)	4,497,500

	10,400,000	Philippines Government International Bonds, 3.20%, due 07/06/46	7,203,144

	3,212,000	Power Sector Assets & Liabilities Management Corp., 9.63%, due 05/15/28	3,671,316

		Total Philippines	15,371,960

		Poland — 2.5%

		Sovereign and Sovereign Agency Issuers — 2.5%

	4,200,000	Bank Gospodarstwa Krajowego, 144A, 5.38%, due 05/22/33	4,105,500

	9,500,000	Republic of Poland Government International Bonds, 5.75%, due 11/16/32	9,790,415

	26,600,000	Republic of Poland Government International Bonds, 5.13%, due 09/18/34	25,949,896

	5,200,000	Republic of Poland Government International Bonds, 5.50%, due 04/04/53	5,018,728

	12,400,000	Republic of Poland Government International Bonds, 5.50%, due 03/18/54	11,887,136

		Total Poland	56,751,675

		Republic of North Macedonia — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

EUR	10,700,000	North Macedonia Government International Bonds, Reg S, 1.63%, due 03/10/28	10,132,072

		Romania — 2.9%

		Sovereign and Sovereign Agency Issuers — 2.9%

EUR	8,900,000	Romania Government International Bonds, 144A, 6.38%, due 09/18/33	10,217,042

	13,200,000	Romania Government International Bonds, 144A, 6.38%, due 01/30/34	13,158,288

EUR	4,800,000	Romania Government International Bonds, Reg S, 3.88%, due 10/29/35	4,442,106

EUR	21,300,000	Romania Government International Bonds, 144A, 5.63%, due 02/22/36	22,794,693

EUR	4,500,000	Romania Government International Bonds, Reg S, 2.88%, due 04/13/42	3,255,116

EUR	9,500,000	Romania Government International Bonds, Reg S, 3.38%, due 01/28/50	7,040,756

	5,700,000	Romania Government International Bonds, Reg S, 7.63%, due 01/17/53	6,182,220

		Total Romania	67,090,221

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†		Description	Value ($)
		Russia — 0.7%

		Sovereign and Sovereign Agency Issuers — 0.7%

	6,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27 (a) (e) (g)	3,435

	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28 (a) (e) (g)	2,600

	6,800,000	GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29 (a) (e) (g)	3,400

	6,400,000	Russia Foreign Bonds – Eurobond, Reg S, 5.10%, due 03/28/35 (c) (e)	4,076,800

	20,000,000	Russia Foreign Bonds – Eurobond, 144A, 5.10%, due 03/28/35 (c) (e)	12,740,000

		Total Russia	16,826,235

		Rwanda — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	4,100,000	Rwanda International Government Bonds, Reg S, 5.50%, due 08/09/31	3,316,367

		Saudi Arabia — 2.7%

		Corporate Debt — 0.9%

	21,651,165	ACWA Power Management & Investments One Ltd., Reg S, 5.95%, due 12/15/39	20,821,709

		Sovereign and Sovereign Agency Issuers — 1.8%

	8,900,000	Saudi Government International Bonds, Reg S, 4.63%, due 10/04/47	7,543,640

	11,200,000	Saudi Government International Bonds, Reg S, 5.00%, due 01/18/53	9,755,200

	35,600,000	Saudi Government International Bonds, Reg S, 3.45%, due 02/02/61	22,828,500

			40,127,340

		Total Saudi Arabia	60,949,049

		Senegal — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

EUR	4,000,000	Senegal Government International Bonds, Reg S, 5.38%, due 06/08/37	3,175,397

	5,800,000	Senegal Government International Bonds, Reg S, 6.75%, due 03/13/48	4,226,808

		Total Senegal	7,402,205

		Serbia — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	3,900,000	Serbia International Bonds, Reg S, 6.50%, due 09/26/33	3,900,000

EUR	13,700,000	Serbia International Bonds, Reg S, 2.05%, due 09/23/36	10,559,627

		Total Serbia	14,459,627

		South Africa — 3.2%

		Sovereign and Sovereign Agency Issuers — 3.2%

	16,900,000	Eskom Holdings SOC Ltd., Reg S, 8.45%, due 08/10/28	16,815,500

ZAR	150,350,000	Eskom Holdings SOC Ltd., Zero Coupon, due 12/31/32	1,688,226

Par Value†		Description	Value ($)
		South Africa — continued

		Sovereign and Sovereign Agency Issuers — continued

ZAR	532,500,000	Republic of South Africa Government International Bonds, 6.50%, due 02/28/41	16,325,582

	40,800,000	Republic of South Africa Government International Bonds, 5.75%, due 09/30/49	29,325,000

	8,300,000	Transnet SOC Ltd., Reg S, 8.25%, due 02/06/28	8,209,696

ZAR	20,200,000	Transnet SOC Ltd., Reg S, 13.50%, due 04/18/28	1,103,887

		Total South Africa	73,467,891

		Sri Lanka — 1.7%

		Sovereign and Sovereign Agency Issuers — 1.7%

	4,880,000	Sri Lanka Government International Bonds, Reg S, 6.83%, due 07/18/26 (e)	2,863,389

	8,544,000	Sri Lanka Government International Bonds, Reg S, 6.20%, due 05/11/27 (e)	4,988,628

	22,600,000	Sri Lanka Government International Bonds, Reg S, 6.75%, due 04/18/28 (e)	13,138,736

	7,700,000	Sri Lanka Government International Bonds, Reg S, 7.85%, due 03/14/29 (e)	4,457,222

	23,800,000	Sri Lanka Government International Bonds, Reg S, 7.55%, due 03/28/30 (e)	13,657,868

		Total Sri Lanka	39,105,843

		Suriname — 0.9%

		Sovereign and Sovereign Agency Issuers — 0.9%

	16,324,446	Suriname Government International Bonds, 144A, 7.95%, due 07/15/33	15,100,113

	8,195,000	Suriname Government International Bonds, 144A, Variable Rate, 9.00%, due 12/31/50	6,184,848

		Total Suriname	21,284,961

		Tajikistan — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	5,774,000	Republic of Tajikistan International Bonds, Reg S, 7.13%, due 09/14/27	5,419,534

		Trinidad And Tobago — 1.2%

		Sovereign and Sovereign Agency Issuers — 1.2%

	17,400,000	Heritage Petroleum Co. Ltd., Reg S, 9.00%, due 08/12/29	18,117,750

	8,600,000	Telecommunications Services of Trinidad & Tobago Ltd., Reg S, 8.88%, due 10/18/29	8,379,668

		Total Trinidad And Tobago	26,497,418

		Tunisia — 1.4%

		Sovereign and Sovereign Agency Issuers — 1.4%

JPY	5,411,700,000	Tunisian Republic, 4.30%, due 08/02/30 (c)	21,679,147

JPY	1,780,000,000	Tunisian Republic, 4.20%, due 03/17/31 (c)	7,017,454

JPY	730,000,000	Tunisian Republic, 3.50%, due 02/03/33	2,811,199

		Total Tunisia	31,507,800

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†	Description	Value ($)
	Turkey — 3.0%

	Sovereign and Sovereign Agency Issuers — 3.0%

8,544,000	Istanbul Metropolitan Municipality, Reg S, 6.38%, due 12/09/25	8,395,932

20,800,000	Turkiye Government International Bonds, 4.88%, due 04/16/43	14,601,600

59,313,000	Turkiye Government International Bonds, 5.75%, due 05/11/47	45,315,132

	Total Turkey	68,312,664

	Ukraine — 1.1%

	Sovereign and Sovereign Agency Issuers — 1.1%

5,000,000	NPC Ukrenergo, Reg S, 6.88%, due 11/09/28 (e)	1,825,000

12,600,000	State Agency of Roads of Ukraine, Reg S, 6.25%, due 06/24/30 (e)	3,402,000

3,819,000	Ukraine Government International Bonds, Reg S, 7.75%, due 09/01/28 (e)	1,118,967

2,800,000	Ukraine Government International Bonds, Reg S, 7.75%, due 09/01/28 (e)	820,400

2,369,000	Ukraine Government International Bonds, Reg S, 7.75%, due 09/01/29 (e)	687,010

1,600,000	Ukraine Government International Bonds, Reg S, 7.75%, due 09/01/29 (e)	464,000

16,200,000	Ukraine Government International Bonds, Reg S, 9.75%, due 11/01/30 (e)	4,860,000

25,400,000	Ukraine Government International Bonds, Reg S, 7.38%, due 09/25/34 (e)	6,858,000

20,200,000	Ukraine Government International Bonds, Reg S, 7.25%, due 03/15/35 (e)	5,433,800

180,000	Ukraine Railways Via Rail Capital Markets PLC, Reg S, 7.88%, due 07/15/28 (e)	107,100

	Total Ukraine	25,576,277

	United Arab Emirates — 1.2%

	Sovereign and Sovereign Agency Issuers — 1.2%

5,600,000	Abu Dhabi Government International Bonds, Reg S, 3.13%, due 09/30/49	3,807,440

5,100,000	Abu Dhabi Government International Bonds, 144A, 5.50%, due 04/30/54	5,061,750

11,300,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	7,217,875

16,400,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	11,253,516

	Total United Arab Emirates	27,340,581

	United States — 0.6%

	Asset-Backed Securities — 0.3%

554,370	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 5.67%, due 12/15/35	538,041

124,805	CWHEQ Revolving Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 5.67%, due 12/15/35	123,996

Par Value†		Description	Value ($)
		United States — continued

		Asset-Backed Securities — continued

	408,203	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 5.63%, due 05/15/36	386,410

	5,841,419	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.26%, 5.59%, due 11/25/36	1,836,384

	5,894,045	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.33%, 5.66%, due 11/25/36	1,852,894

	3,018,239	WaMu Asset-Backed Certificates WaMu Trust, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 5.80%, due 04/25/37	1,107,752

			5,845,477

		U.S. Government — 0.3%

	8,300,000	U.S. Treasury Notes, 3.88%, due 11/30/27 (h)	8,102,551

		Total United States	13,948,028

		Uruguay — 0.5%

		Sovereign and Sovereign Agency Issuers — 0.5%

UYU	379,600,000	Uruguay Government International Bonds, 9.75%, due 07/20/33	10,097,774

	2,218,000	Uruguay Government International Bonds, 5.10%, due 06/18/50	2,072,543

		Total Uruguay	12,170,317

		Uzbekistan — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	5,200,000	Republic of Uzbekistan International Bonds, Reg S, 3.70%, due 11/25/30	4,282,200

	9,850,000	Uzbekneftegaz JSC, Reg S, 4.75%, due 11/16/28	8,257,846

		Total Uzbekistan	12,540,046

		Venezuela — 3.7%

		Sovereign and Sovereign Agency Issuers — 3.7%

	101,165,000	C.A. La Electricidad de Caracas, Reg S, 8.50%, due 04/10/18 (c) (e)	8,346,113

	159,800,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (e)	18,856,400

	49,667,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (e)	5,960,040

	12,300,000	Petroleos de Venezuela SA, Reg S, 9.75%, due 05/17/35 (e)	1,678,950

	29,228,000	Venezuela Government International Bonds, Reg S, 7.75%, due 10/13/19 (e)	4,311,130

	33,200,000	Venezuela Government International Bonds, Reg S, 6.00%, due 12/09/20 (e)	4,731,000

	21,550,000	Venezuela Government International Bonds, Reg S, 12.75%, due 08/23/22 (e)	4,202,250

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†	Description	Value ($)
	Venezuela — continued

	Sovereign and Sovereign Agency Issuers — continued

136,993,000	Venezuela Government International Bonds, Reg S, 9.00%, due 05/07/23 (e)	23,494,299

64,400,000	Venezuela Government International Bonds, Reg S, 11.95%, due 08/05/31 (e)	12,075,000

	Total Venezuela	83,655,182

	Vietnam — 0.6%

	Sovereign and Sovereign Agency Issuers — 0.6%

5,858,000	Viet Nam Debt & Asset Trading Corp., Reg S, 1.00%, due 10/10/25	5,322,462

7,318,000	Vietnam Government International Bonds, Variable Rate, U.S. (Fed) Prime Rate + 0.81%, 6.50%, due 03/13/28	7,240,795

	Total Vietnam	12,563,257

	Zambia — 0.8%

	Sovereign and Sovereign Agency Issuers — 0.8%

2,600,000	Zambia Government International Bonds, Reg S, 5.38%, due 09/20/22 (e)	1,774,500

22,272,000	Zambia Government International Bonds, Reg S, 8.97%, due 07/30/27 (e)	16,976,387

	Total Zambia	18,750,887

	TOTAL DEBT OBLIGATIONS (COST $2,756,003,982)	2,126,065,087

	LOAN ASSIGNMENTS — 0.9%

	Chad — 0.3%

7,661,869	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 3 mo. LIBOR + 2.25%, 7.85%, due 12/31/27 (c)	6,186,959

	Kenya — 0.0%

983,334	Kenya Government International Bonds, Variable Rate, 6 mo. LIBOR + 6.70%, 12.58%, due 04/10/25 (a)	959,385

	Turkey — 0.6%

12,567,857	Meridiam Eastern Europe Investment S.à.r.l Loan Agreement, 8.85%, due 06/23/28 (a)	13,364,011

	TOTAL LOAN ASSIGNMENTS (COST $21,564,355)	20,510,355

	LOAN PARTICIPATIONS — 0.3%

	Angola — 0.3%

5,271,429	Angola Government International Bonds Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (c)	5,056,829

Par Value† / Shares		Description	Value ($)
		Angola — continued

	1,283,333	Angola Government International Bonds Loan Agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24 (c)	1,259,335

		Total Angola	6,316,164

		Iraq — 0.0%

EUR	448,068	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (c)	412,277

		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations, (Participation with GML International Ltd.) (c) (e)	2

		Sudan — 0.0%

CHF	11,833,578	Republic of Sudan, Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (c) (e)	590,138

CHF	5,155,077	Republic of Sudan, Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (c) (e)	257,083

		Total Sudan	847,221

		TOTAL LOAN PARTICIPATIONS (COST $27,314,971)	7,575,664

		INVESTMENT FUNDS — 0.6%

		Colombia — 0.6%

	9,300,000	Bona Fide Investment Holdings II LLC (a) (i) (j)	12,842,231

	595,665	Bona Fide Investments Feeder LLC (a) (i) (j)	682,330

		Total Colombia	13,524,561

		TOTAL INVESTMENT FUNDS (COST $9,895,665)	13,524,561

		RIGHTS/WARRANTS — 0.9%

		Argentina — 0.7%

EUR	246,989,675	Argentina Republic Government International Bonds GDP Linked, Variable Rate, Expires 12/15/35 (k)	14,970,257

JPY	1,723,445,000	Argentina Republic Government International Bonds GDP Linked, Expires 12/15/35 (a) (k)	306,081

		Total Argentina	15,276,338

		Ukraine — 0.2%

	10,646,000	Ukraine Government International Bonds GDP Linked, Variable Rate, Reg S, Expires 08/01/41 (k)	5,482,690

		TOTAL RIGHTS/WARRANTS (COST $42,051,371)	20,759,028

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.5%

	Money Market Funds — 0.2%

4,250,317	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (l)	4,250,317

	Repurchase Agreements — 2.3%

52,999,503	Nomura Securities International, Inc. Repurchase Agreement, dated, 05/31/24 maturing on 06/03/24 with a maturity value of $53,022,955 and an effective yield of 5.31%, collateralized by a U.S. Treasury Note with maturity date 11/30/28 and a market value of $54,245,300.	52,999,503

	TOTAL SHORT-TERM INVESTMENTS (COST $57,249,820)	57,249,820

	TOTAL INVESTMENTS — 98.0% (Cost $2,914,080,164)	2,245,684,515

	Other Assets and Liabilities (net) — 2.0%	45,643,219

	TOTAL NET ASSETS — 100.0%	$2,291,327,734

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2024

Bona Fide Investment Holdings II LLC	06/07/23	$9,300,000	0.6%	$12,842,231

Bona Fide Investments Feeder LLC	12/31/21	595,665	0.0%	682,330

GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	04/30/20	6,694,159	0.0%	3,435

GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28	03/12/21	5,324,804	0.0%	2,600

GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29	01/26/22	5,924,470	0.0%	3,400

				$13,533,996

A summary of outstanding financial instruments at May 31, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter-party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/04/2024	MSCI	BRL	48,100,000	USD	9,589,314	428,980
08/02/2024	MSCI	BRL	48,100,000	USD	9,202,395	93,226
08/23/2024	MSCI	COP	88,310,000,000	USD	22,773,516	207,749
07/10/2024	MSCI	HKD	739,000,000	USD	94,604,109	12,605
07/24/2024	MSCI	JPY	4,540,100,000	USD	29,746,235	657,899
07/16/2024	BCLY	USD	14,399,330	TRY	516,000,000	1,012,588
06/28/2024	BOA	USD	4,673,320	ZAR	89,790,000	97,160
06/28/2024	MSCI	USD	8,345,677	ZAR	159,100,000	107,196
06/24/2024	MSCI	EUR	147,400,000	USD	159,902,026	(172,142)
07/16/2024	MSCI	GBP	43,800,000	USD	54,581,217	(1,242,589)
06/04/2024	MSCI	USD	9,259,438	BRL	48,100,000	(99,103)
06/28/2024	MSCI	ZAR	610,400,000	USD	31,907,998	(522,131)

						$581,438

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Reverse Repurchase Agreements(m)

Face Value		Description	Value ($)

USD	(1,940,225)	Barclays Bank PLC, 4.55%, dated 01/31/24, (Collateral: Honduras Government International Bonds, Reg S, 5.63%, due 06/24/30), to be repurchased on demand at face value plus accrued interest.	(1,940,225)

USD	(835,926)	Nomura International PLC, 4.75%, dated 03/26/24, (Collateral: Ecuador Government International Bonds, Reg S, Step Up, 6.00%, due 07/31/30), to be repurchased on demand at face value plus accrued interest.	(835,926)

USD	(315,143)	Nomura International PLC, 4.75%, dated 04/03/24, (Collateral: Ecuador Government International Bonds, Reg S, Step Up, 6.00%, due 07/31/30), to be repurchased on demand at face value plus accrued interest.	(315,143)

USD	(633,190)	Nomura International PLC, 4.75%, dated 04/09/24, (Collateral: Ecuador Government International Bonds, Reg S, Step Up, 6.00%, due 07/31/30), to be repurchased on demand at face value plus accrued interest.	(633,190)

USD	(1,629,590)	Nomura International PLC, 4.75%, dated 05/14/24, (Collateral: Ecuador Government International Bonds, Reg S, Step Up, 6.00%, due 07/31/30), to be repurchased on demand at face value plus accrued interest.	(1,629,590)

USD	(6,980,922)	Morgan Stanley & Co. International PLC, 4.85%, dated 05/15/24, (Collateral: Argentina Republic Government International Bonds, Step Up, 4.25%, due 01/09/38), to be repurchased on demand at face value plus accrued interest.	(6,980,922)

USD	(253,989)	Nomura International PLC, 4.75%, dated 05/22/24, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(253,989)

USD	(435,047)	Nomura International PLC, 4.75%, dated 05/22/24, (Collateral: Petroleos Mexicanos, Reg S, 6.63%, due 07/01/24), to be repurchased on demand at face value plus accrued interest.	(435,047)

USD	(254,955)	Nomura International PLC, 4.75%, dated 05/30/24, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(254,955)

USD	(254,922)	Nomura International PLC, 4.75%, dated 05/31/24, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(254,922)

USD	(830,707)	Nomura International PLC, 4.75%, dated 05/31/24, (Collateral: Ecuador Government International Bonds, Reg S, Step Up, 2.50%, due 07/31/40), to be repurchased on demand at face value plus accrued interest.	(830,707)

			$(14,364,616)

		Average balance outstanding	$(13,136,933)

		Average interest rate (net)	(5.33)%

		Maximum balance outstanding	$(22,389,325)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.40.V1	USD	94,100,000	1.00%	1.51%	N/A	12/20/2028	Quarterly	$2,766,540	$1,893,668	$(872,872)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Petrobras Global Finance BV	CITI	USD	36,900,000	1.00%	0.28%	N/A	12/20/2024	Quarterly	585,824	(146,746)	(732,570)
Republic of Turkey	BCLY	USD	12,700,000	1.00%	0.50%	N/A	12/20/2024	Quarterly	1,582,287	(34,756)	(1,617,043)
Republic of Turkey	CITI	USD	17,900,000	1.00%	0.50%	N/A	12/20/2024	Quarterly	1,213,688	(48,987)	(1,262,675)
Commonwealth of Bahamas	DB	EUR	13,236,906	1.00%	4.60%	N/A	06/20/2025	Quarterly	1,604,211	274,428	(1,329,783)
Republic of Brazil	MORD	USD	12,700,000	1.00%	0.66%	N/A	06/20/2026	Quarterly	(86,723)	(85,361)	1,362
Republic of Colombia	MORD	USD	45,300,000	1.00%	0.82%	N/A	06/20/2026	Quarterly	(192,991)	(157,276)	35,715
Republic of South Africa Government International Bonds	MORD	USD	34,300,000	1.00%	1.15%	N/A	06/20/2026	Quarterly	195,905	102,183	(93,722)
Republic of Egypt	CITI	USD	2,300,000	1.00%	4.90%	N/A	12/20/2027	Quarterly	655,500	270,246	(385,254)
Republic of Egypt	JPM	USD	2,500,000	1.00%	4.90%	N/A	12/20/2027	Quarterly	690,000	293,745	(396,255)
Republic of Egypt	JPM	USD	2,500,000	1.00%	4.90%	N/A	12/20/2027	Quarterly	725,000	293,745	(431,255)
Kingdom of Bahrain	MORD	USD	5,400,000	1.00%	1.53%	N/A	06/20/2028	Quarterly	401,901	103,833	(298,068)
Republic of Turkey	MORD	USD	1,600,000	1.00%	2.19%	N/A	06/20/2028	Quarterly	350,661	67,917	(282,744)
Republic of South Africa Government International Bonds	GS	USD	30,500,000	1.00%	2.38%	N/A	06/20/2029	Quarterly	2,050,744	1,809,257	(241,487)
United States of Mexico	GS	USD	14,700,000	1.00%	0.94%	N/A	06/20/2029	Quarterly	1,168,387	(38,707)	(1,207,094)
United States of Mexico	MORD	USD	14,700,000	1.00%	0.94%	N/A	06/20/2029	Quarterly	(28,782)	(38,707)	(9,925)
United States of Mexico	GS	USD	14,700,000	1.00%	1.34%	N/A	09/20/2031	Quarterly	1,940,881	305,861	(1,635,020)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	17,626,321	1.00%	4.59%	17,626,321 USD	06/20/2025	Quarterly	(1,850,318)	(333,138)	1,517,180

									$11,006,175	$2,637,537	$(8,368,638)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.30%	JPY-TONA-OIS-COMPOUND	JPY	8,570,000,000	12/21/2027	Annually	(62,493)	624,636	687,129
USD-SOFR-COMPOUND	4.01%	USD	162,500,000	12/21/2027	Annually	155,081	(2,355,098)	(2,510,179)
BRL-CDI	11.40%	BRL	233,411,508	01/02/2029	At Maturity	(145,905)	(196,378)	(50,473)
0.58%	JPY-TONA-OIS-COMPOUND	JPY	4,360,000,000	12/21/2032	Annually	(100,288)	944,165	1,044,453
5.56%	CL-CLICP-Bloomberg	CLP	25,400,000,000	12/20/2033	Semi-Annually	217,080	(504,510)	(721,590)
3.20%	EURIBOR	EUR	34,000,000	12/20/2033	Semi-Annually	173,932	(896,068)	(1,070,000)
2.80%	THB-THOR	THB	930,000,000	03/20/2034	Quarterly	(86,159)	87,872	174,031
USD-SOFR-COMPOUND	4.00%	USD	80,000,000	09/18/2034	Annually	(611,750)	(611,131)	619
ZAR-JIBAR-SAFEX	10.04%	ZAR	517,900,000	03/20/2039	Quarterly	(734,754)	(686,739)	48,015
2.90%	EURIBOR	EUR	25,500,000	12/20/2053	Semi-Annually	255,170	(1,598,999)	(1,854,169)
3.70%	GBP-SONIA-COMPOUND	GBP	25,000,000	03/20/2054	Annually	(741,386)	1,817,275	2,558,661

						$(1,681,472)	$(3,374,975)	$(1,693,503)

As of May 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Security is backed by U.S. Treasury Bonds.

(c)	Investment valued using significant unobservable inputs.

(d)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(e)	Security is in default.

(f)	Security is backed by the United States International Development Finance Corporation.

(g)	The security is restricted as to resale.

(h)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(i)	Affiliated company.

(j)	Private placement security; restricted as to resale. Represents investment in a pool of constitutional obligations of the Colombian government owed to individuals.

(k)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(l)	The rate disclosed is the 7 day net yield as of May 31, 2024.

(m)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

The rates shown on variable rate notes are the current interest rates at May 31, 2024 which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CDI - Certificado de Deposito Interbancario

CLICP - Chilean Average Chamber Index

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

OIS - Overnight Indexed Swaps

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

STEP - Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2024.

THOR - Thai Overnight Repurchase Rate

TONA - Tokyo Overnight Average Rate

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

ZAR JIBAR - Johannesburg Interbank Agreed Rate denominated in South African Rand.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

BRL - Brazilian Real

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

UYU - Uruguay Peso

ZAR - South African Rand

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 43.4%

	Corporate Debt — 19.8%

	Australia — 0.2%

300,000	FMG Resources August 2006 Pty. Ltd., 144A, 5.88%, due 04/15/30	290,991

	Canada — 0.8%

350,000	Enerflex Ltd., 144A, 9.00%, due 10/15/27	357,722

300,000	goeasy Ltd., 144A, 9.25%, due 12/01/28	317,655

350,000	Parkland Corp., 144A, 4.63%, due 05/01/30	318,121

250,000	Videotron Ltd., 144A, 3.63%, due 06/15/29	225,868

	Total Canada	1,219,366

	United Kingdom — 0.4%

400,000	Jaguar Land Rover Automotive PLC, 144A, 4.50%, due 10/01/27	377,257

300,000	Rolls-Royce PLC, 144A, 3.63%, due 10/14/25	289,512

	Total United Kingdom	666,769

	United States — 18.4%

400,000	Advance Auto Parts, Inc., 3.90%, due 04/15/30	359,558

300,000	AECOM, 5.13%, due 03/15/27	292,086

400,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.75%, due 04/20/29	386,826

400,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 144A, 6.63%, due 02/01/32	400,518

400,000	APX Group, Inc., 144A, 6.75%, due 02/15/27	398,538

300,000	Arcosa, Inc., 144A, 4.38%, due 04/15/29	277,876

350,000	ASGN, Inc., 144A, 4.63%, due 05/15/28	329,187

450,000	Ashland, Inc., 144A, 3.38%, due 09/01/31	377,737

250,000	Avantor Funding, Inc., 144A, 3.88%, due 11/01/29	224,061

300,000	Ball Corp., 6.00%, due 06/15/29	300,488

300,000	Bath & Body Works, Inc., 6.88%, due 11/01/35	302,566

450,000	Block, Inc., 3.50%, due 06/01/31	385,449

350,000	Boise Cascade Co., 144A, 4.88%, due 07/01/30	323,330

350,000	Brandywine Operating Partnership LP, REIT, 8.88%, due 04/12/29	362,236

350,000	Bread Financial Holdings, Inc., 144A, 9.75%, due 03/15/29	366,604

350,000	Builders FirstSource, Inc., 144A, 6.38%, due 06/15/32	348,701

350,000	BWX Technologies, Inc., 144A, 4.13%, due 06/30/28	322,518

300,000	CNX Resources Corp., 144A, 6.00%, due 01/15/29	292,733

350,000	Crowdstrike Holdings, Inc., 3.00%, due 02/15/29	310,782

250,000	CTR Partnership LP/CareTrust Capital Corp., 144A, REIT, 3.88%, due 06/30/28	229,260

250,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 144A, 8.63%, due 03/15/29	255,634

Par Value†	Description	Value ($)
	Corporate Debt — continued

	United States — continued

350,000	Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 144A, 5.88%, due 08/15/27	328,654

350,000	DT Midstream, Inc., 144A, 4.13%, due 06/15/29	320,058

400,000	Dycom Industries, Inc., 144A, 4.50%, due 04/15/29	371,631

300,000	EnLink Midstream LLC, 144A, 5.63%, due 01/15/28	296,378

400,000	Entegris, Inc., 144A, 4.38%, due 04/15/28	374,168

300,000	EQM Midstream Partners LP, 144A, 7.50%, due 06/01/30	316,831

350,000	Esab Corp., 144A, 6.25%, due 04/15/29	350,802

300,000	Fair Isaac Corp., 144A, 5.25%, due 05/15/26	296,461

350,000	Fluor Corp., 4.25%, due 09/15/28	330,264

300,000	Fortrea Holdings, Inc., 144A, 7.50%, due 07/01/30	299,849

350,000	Fortress Transportation & Infrastructure Investors LLC, 144A, 5.50%, due 05/01/28	338,276

250,000	Gartner, Inc., 144A, 3.63%, due 06/15/29	225,916

350,000	HAT Holdings I LLC/HAT Holdings II LLC, 144A, 3.38%, due 06/15/26	328,913

350,000	Hess Midstream Operations LP, 144A, 4.25%, due 02/15/30	318,127

400,000	Hilton Domestic Operating Co., Inc., 144A, 3.75%, due 05/01/29	362,463

350,000	Howard Hughes Corp., 144A, 4.13%, due 02/01/29	310,961

350,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	315,557

400,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, due 05/15/27	366,983

375,000	Iron Mountain Information Management Services, Inc., 144A, 5.00%, due 07/15/32	337,982

350,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 144A, 5.00%, due 08/15/28	321,762

400,000	Kaiser Aluminum Corp., 144A, 4.50%, due 06/01/31	353,912

450,000	Kohl’s Corp., 4.63%, due 05/01/31	362,893

250,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 144A, 4.75%, due 06/15/29	225,934

250,000	Lamar Media Corp., 4.00%, due 02/15/30	224,851

350,000	Levi Strauss & Co., 144A, 3.50%, due 03/01/31	302,522

300,000	M/I Homes, Inc., 4.95%, due 02/01/28	285,255

400,000	Macy’s Retail Holdings LLC, 144A, 6.13%, due 03/15/32	380,564

350,000	Moog, Inc., 144A, 4.25%, due 12/15/27	327,710

400,000	Mueller Water Products, Inc., 144A, 4.00%, due 06/15/29	364,924

225,000	Murphy Oil USA, Inc., 144A, 3.75%, due 02/15/31	195,239

300,000	Newmark Group, Inc., 144A, 7.50%, due 01/12/29	306,361

350,000	News Corp., 144A, 3.88%, due 05/15/29	317,591

350,000	NextEra Energy Operating Partners LP, 144A, 4.50%, due 09/15/27	329,340

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†	Description	Value ($)
	Corporate Debt — continued

	United States — continued

450,000	Nordstrom, Inc., 4.38%, due 04/01/30	409,159

250,000	Novelis Corp., 144A, 4.75%, due 01/30/30	230,979

350,000	NRG Energy, Inc., 144A, 3.63%, due 02/15/31	299,916

300,000	NuStar Logistics LP, 6.38%, due 10/01/30	299,090

400,000	OneMain Finance Corp., 3.50%, due 01/15/27	369,958

350,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 144A, 7.38%, due 02/15/31	361,709

400,000	Phinia, Inc., 144A, 6.75%, due 04/15/29	402,920

350,000	RingCentral, Inc., 144A, 8.50%, due 08/15/30	366,255

300,000	Royal Caribbean Cruises Ltd., 144A, 9.25%, due 01/15/29	319,555

350,000	Sagicor Financial Co. Ltd., 144A, 5.30%, due 05/13/28	335,310

400,000	Seagate HDD Cayman, 5.75%, due 12/01/34	378,276

400,000	Sensata Technologies, Inc., 144A, 4.38%, due 02/15/30	364,872

400,000	Sirius XM Radio, Inc., 144A, 4.00%, due 07/15/28	358,065

400,000	SLM Corp., 3.13%, due 11/02/26	370,663

350,000	Spirit AeroSystems, Inc., 144A, 9.38%, due 11/30/29	375,467

400,000	Stericycle, Inc., 144A, 3.88%, due 01/15/29	363,186

350,000	Summit Materials LLC/Summit Materials Finance Corp., 144A, 7.25%, due 01/15/31	360,885

300,000	Talen Energy Supply LLC, 144A, 8.63%, due 06/01/30	321,765

300,000	Taylor Morrison Communities, Inc., 144A, 5.75%, due 01/15/28	295,341

350,000	Tempur Sealy International, Inc., 144A, 4.00%, due 04/15/29	313,854

400,000	Tenet Healthcare Corp., 4.63%, due 06/15/28	380,141

350,000	TopBuild Corp., 144A, 4.13%, due 02/15/32	305,371

400,000	Uber Technologies, Inc., 144A, 4.50%, due 08/15/29	377,092

350,000	United Rentals North America, Inc., 3.75%, due 01/15/32	299,193

300,000	Viper Energy, Inc., 144A, 7.38%, due 11/01/31	309,871

300,000	Vistra Operations Co. LLC, 144A, 7.75%, due 10/15/31	311,722

300,000	Vornado Realty LP, REIT, 3.50%, due 01/15/25	294,345

300,000	Western Digital Corp., 4.75%, due 02/15/26	293,520

350,000	Wyndham Hotels & Resorts, Inc., 144A, 4.38%, due 08/15/28	324,683

350,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 144A, 7.13%, due 02/15/31	359,375

350,000	XPO, Inc., 144A, 7.13%, due 06/01/31	357,120

200,000	Yum! Brands, Inc., 144A, 4.75%, due 01/15/30	188,556

	Total United States	28,034,034

	Total Corporate Debt	30,211,160

	Par Value† / Shares	Description	Value ($)

		U.S. Government — 23.6%

	3,175,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.20%, 5.53%, due 01/31/25 (a)	3,178,462

	180,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.13%, 5.45%, due 07/31/25 (a)	180,096

	11,695,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 5.57%, due 01/31/26 (a)	11,720,698

	21,018,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 5.48%, due 04/30/26 (a)	21,027,752

		Total U.S. Government	36,107,008

		TOTAL DEBT OBLIGATIONS (COST $65,999,398)	66,318,168

		SHORT-TERM INVESTMENTS — 54.9%

		Repurchase Agreements — 32.1%

	48,999,265	Nomura Securities International, Inc. Repurchase Agreement, dated 05/31/24, maturing on 06/03/24 with a maturity value of $49,020,947 and an effective yield of 5.31%, collateralized by a U.S. Treasury Note with maturity date 11/30/28 and a market value of $50,151,033.	48,999,265

		Sovereign and Sovereign Agency Issuers — 22.2%

JPY	1,532,000,000	Japan Treasury Discount Bills, Zero Coupon, due 06/24/24	9,741,380

JPY	1,769,000,000	Japan Treasury Discount Bills, Zero Coupon, due 07/16/24	11,248,026

JPY	2,029,000,000	Japan Treasury Discount Bills, Zero Coupon, due 07/22/24	12,901,080

		Total Sovereign and Sovereign Agency Issuers	33,890,486

		Money Market Funds — 0.6%

	977,561	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (b)	977,561

		TOTAL SHORT-TERM INVESTMENTS (COST $85,159,686)	83,867,312

		TOTAL INVESTMENTS — 98.3% (Cost $151,159,084)	150,185,480

		Other Assets and Liabilities (net) — 1.7%	2,626,129

		TOTAL NET ASSETS — 100.0%	$152,811,609

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

A summary of outstanding financial instruments at May 31, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/22/2024	DB	JPY	2,029,000,000	USD	13,464,495	468,633
06/24/2024	MSCI	JPY	1,532,000,000	USD	10,455,441	684,347
07/16/2024	MSCI	JPY	1,769,000,000	USD	11,857,371	537,020

						$1,690,000

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
29	U.S. Treasury Note 10 Yr. (CBT)	September 2024	3,155,109	5,293
20	U.S. Treasury Note 2 Yr. (CBT)	September 2024	4,074,063	(4,591)
75	U.S. Treasury Note 5 Yr. (CBT)	September 2024	7,934,766	(19,956)

			$15,163,938	$(19,254)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HY.S42.V1	USD	21,330,000	5.00%	3.36%	21,330,000	USD	06/20/2029	Quarterly	$1,386,715	$1,440,202	$53,487

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	27,764,000	06/20/2024	Quarterly	(117)	1,223,972	1,224,089
SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	9,157,000	06/20/2024	Quarterly	(25)	240,869	240,894
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BCLY	USD	15,150,000	09/20/2024	Quarterly	(25)	(49,219)	(49,194)
SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	44,867,000	09/20/2024	Quarterly	177	416,717	416,540

							$10	$1,832,339	$1,832,329

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

As of May 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2024.

The rates shown on variable rate notes are the current interest rates at May 31, 2024, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

DB - Deutsche Bank AG

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 40.8%

	Canada — 0.3%

	Corporate Debt — 0.3%

100,000	CI Financial Corp., 3.20%, due 12/17/30	78,295

200,000	CI Financial Corp., 4.10%, due 06/15/51	125,826

	Total Canada	204,121

	Germany — 0.2%

	Corporate Debt — 0.2%

150,000	Deutsche Bank AG, Variable Rate, 6.72%, due 01/18/29	154,885

	Ireland — 0.4%

	Corporate Debt — 0.4%

150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, due 07/21/27	141,890

150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	127,765

	Total Ireland	269,655

	Japan — 1.1%

	Corporate Debt — 1.1%

250,000	Mitsubishi UFJ Financial Group, Inc., 3.85%, due 03/01/26	243,608

200,000	Mitsubishi UFJ Financial Group, Inc., Variable Rate, 5.48%, due 02/22/31	200,919

250,000	Mizuho Financial Group, Inc., Variable Rate, 4.25%, due 09/11/29	238,954

200,000	Mizuho Financial Group, Inc., Variable Rate, 5.75%, due 05/27/34	202,785

	Total Japan	886,266

	Mexico — 0.2%

	Corporate Debt — 0.2%

150,000	Southern Copper Corp., 5.88%, due 04/23/45	148,212

	United Kingdom — 0.8%

	Corporate Debt — 0.8%

200,000	HSBC Holdings PLC, Variable Rate, 4.58%, due 06/19/29	193,057

500,000	HSBC Holdings PLC, Variable Rate, 3.97%, due 05/22/30	465,506

	Total United Kingdom	658,563

	United States — 37.8%

	Corporate Debt — 18.7%

200,000	Allstate Corp., 4.20%, due 12/15/46	161,035

100,000	Ally Financial, Inc., Variable Rate, 6.99%, due 06/13/29	103,348

150,000	Ally Financial, Inc., Variable Rate, 6.85%, due 01/03/30	153,883

200,000	Altria Group, Inc., 3.40%, due 02/04/41	143,240

200,000	Amazon.com, Inc., 3.30%, due 04/13/27	191,418

Par Value†	Description	Value ($)
	United States — continued

	Corporate Debt — continued

150,000	Bank of New York Mellon Corp., Variable Rate, 3.44%, due 02/07/28	143,188

150,000	Bank of New York Mellon Corp., Variable Rate, 6.47%, due 10/25/34	161,551

200,000	Block Financial LLC, 3.88%, due 08/15/30	181,340

150,000	Booking Holdings, Inc., 3.60%, due 06/01/26	145,532

200,000	Booking Holdings, Inc., 4.63%, due 04/13/30	195,226

150,000	Broadcom, Inc., 144A, 3.42%, due 04/15/33	128,186

300,000	Broadcom, Inc., 144A, 3.19%, due 11/15/36	235,466

150,000	Broadcom, Inc., 144A, 4.93%, due 05/15/37	139,621

150,000	Capital One Financial Corp., Variable Rate, 5.82%, due 02/01/34	147,972

150,000	Carlisle Cos., Inc., 3.75%, due 12/01/27	142,355

150,000	Carlisle Cos., Inc., 2.75%, due 03/01/30	130,657

150,000	CDW LLC/CDW Finance Corp., 3.25%, due 02/15/29	135,067

250,000	Cencora, Inc., 3.25%, due 03/01/25	245,725

100,000	Charles Schwab Corp., Variable Rate, 5.85%, due 05/19/34	101,572

150,000	Charles Schwab Corp., Variable Rate, 6.14%, due 08/24/34	155,137

63,000	Cigna Group, 1.25%, due 03/15/26	58,602

150,000	Cigna Group, 4.80%, due 07/15/46	132,219

200,000	Cigna Group, 3.88%, due 10/15/47	151,315

150,000	Columbia Pipeline Group, Inc., 5.80%, due 06/01/45	147,342

150,000	Comerica, Inc., 4.00%, due 02/01/29	137,573

150,000	Corebridge Financial, Inc., 144A, 6.05%, due 09/15/33	153,357

100,000	Dick’s Sporting Goods, Inc., 3.15%, due 01/15/32	84,273

100,000	Dick’s Sporting Goods, Inc., 4.10%, due 01/15/52	70,945

150,000	Eli Lilly & Co., 4.15%, due 03/15/59	121,369

200,000	Enstar Group Ltd., 4.95%, due 06/01/29	190,943

100,000	Fidelity National Information Services, Inc., 1.15%, due 03/01/26	92,789

100,000	Fidelity National Information Services, Inc., 1.65%, due 03/01/28	87,769

150,000	Fidelity National Information Services, Inc., 3.10%, due 03/01/41	106,951

100,000	Fifth Third Bancorp, Variable Rate, 5.63%, due 01/29/32	99,099

200,000	Fortune Brands Innovations, Inc., 5.88%, due 06/01/33	201,457

150,000	FS KKR Capital Corp., 3.40%, due 01/15/26	142,693

300,000	FS KKR Capital Corp., 3.13%, due 10/12/28	260,485

250,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	229,860

100,000	General Motors Co., 6.60%, due 04/01/36	104,736

150,000	General Motors Co., 6.25%, due 10/02/43	149,556

100,000	General Motors Co., 6.75%, due 04/01/46	105,032

150,000	Hasbro, Inc., 3.55%, due 11/19/26	142,851

150,000	Hasbro, Inc., 3.90%, due 11/19/29	137,385

150,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	135,239

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

100,000	Illumina, Inc., 5.80%, due 12/12/25	100,035

150,000	International Flavors & Fragrances, Inc., 5.00%, due 09/26/48	127,392

150,000	Jacobs Engineering Group, Inc., 6.35%, due 08/18/28	153,876

150,000	JPMorgan Chase & Co., .Variable Rate, 4.91%, due 07/25/33	145,367

150,000	KeyCorp, 2.25%, due 04/06/27	135,744

150,000	KeyCorp, 4.10%, due 04/30/28	140,986

150,000	KeyCorp, Variable Rate, 4.79%, due 06/01/33	136,597

300,000	Kyndryl Holdings, Inc., 3.15%, due 10/15/31	251,941

100,000	Lazard Group LLC, 4.50%, due 09/19/28	96,597

100,000	Leidos, Inc., 4.38%, due 05/15/30	94,056

150,000	Lennox International, Inc., 5.50%, due 09/15/28	150,488

100,000	Lowe’s Cos., Inc., 4.45%, due 04/01/62	77,608

150,000	Lowe’s Cos., Inc., 5.85%, due 04/01/63	146,716

200,000	Marriott International, Inc., 2.75%, due 10/15/33	160,328

150,000	Merck & Co., Inc., 5.15%, due 05/17/63	141,623

150,000	Meta Platforms, Inc., 3.85%, due 08/15/32	138,562

250,000	Meta Platforms, Inc., 4.65%, due 08/15/62	213,738

150,000	Micron Technology, Inc., 6.75%, due 11/01/29	159,144

150,000	Micron Technology, Inc., 5.88%, due 02/09/33	153,570

100,000	Micron Technology, Inc., 5.88%, due 09/15/33	102,436

150,000	MPLX LP, 5.20%, due 03/01/47	134,802

250,000	MPLX LP, 5.50%, due 02/15/49	231,360

100,000	Mylan, Inc., 5.20%, due 04/15/48	80,569

100,000	Netflix, Inc., 4.38%, due 11/15/26	98,127

100,000	Netflix, Inc., 4.88%, due 04/15/28	99,127

200,000	NVIDIA Corp., 3.50%, due 04/01/50	153,098

200,000	Omega Healthcare Investors, Inc., REIT, 3.38%, due 02/01/31	170,177

150,000	Omega Healthcare Investors, Inc., REIT, 3.25%, due 04/15/33	120,181

150,000	ONEOK, Inc., 6.63%, due 09/01/53	160,407

150,000	Pacific Gas & Electric Co., 3.75%, due 07/01/28	139,736

150,000	Pacific Gas & Electric Co., 4.75%, due 02/15/44	124,519

150,000	PacifiCorp, 5.35%, due 12/01/53	134,398

150,000	PacifiCorp, 5.80%, due 01/15/55	142,805

150,000	Piedmont Operating Partnership LP, 9.25%, due 07/20/28	160,133

150,000	Pilgrim’s Pride Corp., 6.25%, due 07/01/33	151,572

200,000	Pilgrim’s Pride Corp., 6.88%, due 05/15/34	211,181

150,000	Plains All American Pipeline LP/PAA Finance Corp., 4.70%, due 06/15/44	124,283

150,000	Plains All American Pipeline LP/PAA Finance Corp., 4.90%, due 02/15/45	127,417

150,000	PNC Financial Services Group, Inc., Variable Rate, 6.88%, due 10/20/34	162,571

150,000	Progressive Corp., 4.13%, due 04/15/47	123,568

150,000	RTX Corp., 4.45%, due 11/16/38	132,480

150,000	RTX Corp., 4.88%, due 10/15/40	136,885

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

250,000	Sabra Health Care LP, REIT, 3.20%, due 12/01/31	206,019

150,000	Simon Property Group LP, REIT, 5.85%, due 03/08/53	149,111

100,000	Synchrony Financial, 5.15%, due 03/19/29	95,820

100,000	TC PipeLines LP, 3.90%, due 05/25/27	95,620

100,000	Tyson Foods, Inc., 4.55%, due 06/02/47	80,605

350,000	Union Pacific Corp., 3.80%, due 04/06/71	246,781

150,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	122,895

200,000	Verisk Analytics, Inc., 4.00%, due 06/15/25	196,490

100,000	VMware LLC, 1.40%, due 08/15/26	91,582

150,000	VMware LLC, 4.65%, due 05/15/27	147,123

150,000	VMware LLC, 3.90%, due 08/21/27	143,356

300,000	Vontier Corp., 2.95%, due 04/01/31	246,521

150,000	Vulcan Materials Co., 3.50%, due 06/01/30	136,087

150,000	Westinghouse Air Brake Technologies Corp., 5.61%, due 03/11/34	150,458

100,000	WRKCo, Inc., 4.65%, due 03/15/26	98,448

150,000	WRKCo, Inc., 4.00%, due 03/15/28	143,324

		14,681,799

	U.S. Government — 2.6%

450,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.04%, 5.36%, due 07/31/24	449,972

1,100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 5.57%, due 01/31/26 (a)	1,102,417

500,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 5.48%, due 04/30/26 (a)	500,232

		2,052,621

	U.S. Government Agency — 16.5%

2,700,000	Government National Mortgage Association, TBA, 3.50%, due 06/20/54	2,409,276

9,500,000	Uniform Mortgage-Backed Security, TBA, 3.00%, due 06/01/54	7,987,330

900,000	Uniform Mortgage-Backed Security, TBA, 2.50%, due 06/01/54	726,614

300,000	Uniform Mortgage-Backed Security, TBA, 2.00%, due 06/01/54	231,394

800,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 06/01/54	787,023

800,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 06/01/54	801,099

		12,942,736

	Total United States	29,677,156

	TOTAL DEBT OBLIGATIONS (COST $32,156,468)	31,998,858

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value† / Shares	Description	Value ($)

	MUTUAL FUNDS — 23.3%

	United States — 23.3%

	Affiliated Issuers — 23.3%

196,141	GMO Emerging Country Debt Fund, Class VI	3,850,243

602,517	GMO Opportunistic Income Fund, Class VI	14,472,453

	TOTAL MUTUAL FUNDS (COST $21,061,149)	18,322,696

	COMMON STOCKS — 14.6%

	United States — 14.6%

65,000	Amazon.com, Inc.*	11,468,600

	TOTAL COMMON STOCKS (COST $10,097,100)	11,468,600

	SHORT-TERM INVESTMENTS — 35.2%

	Repurchase Agreements — 23.0%

17,999,782	Nomura Securities International, Inc. Repurchase Agreement, dated, 05/31/24 maturing on 06/03/24 with a maturity value of $18,007,747 and an effective yield of 5.31%, collateralized by a U.S. Treasury Note with maturity date 11/30/28 and a market value of $18,422,882.	17,999,782

	Par Value† / Shares	Description	Value ($)
		Money Market Funds — 0.4%

	328,840	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (b)	328,840

		Sovereign and Sovereign Agency Issuers — 11.8%

JPY	1,455,000,000	Japan Treasury Discount Bills, Zero Coupon, due 07/01/24	9,251,683

		TOTAL SHORT-TERM INVESTMENTS (COST $27,937,322)	27,580,305

		TOTAL INVESTMENTS — 113.9% (Cost $91,252,039)	89,370,459

		Other Assets and Liabilities (net) — (13.9%)	(10,900,056)

		TOTAL NET ASSETS — 100.0%	$78,470,403

A summary of outstanding financial instruments at May 31, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/04/2024	MSCI	BRL	963,667	USD	185,510	1,985
08/23/2024	GS	CLP	40,000,000	USD	44,450	907
08/23/2024	MSCI	CLP	30,000,000	USD	33,020	364
07/29/2024	SSB	IDR	505,959,000	USD	31,112	42
08/09/2024	CITI	ILS	236,203	USD	64,149	220
08/06/2024	MSCI	INR	2,000,000	USD	24,007	85
08/06/2024	SSB	INR	4,000,000	USD	47,905	61
07/01/2024	BBH	JPY	1,455,000,000	USD	9,768,805	478,864
07/24/2024	GS	JPY	85,000,000	USD	546,821	2,227
07/24/2024	MSCI	JPY	28,000,000	USD	180,188	792
08/23/2024	SSB	KRW	100,000,000	USD	73,337	715
07/16/2024	BOA	NOK	1,700,000	USD	162,458	328
06/25/2024	MSCI	PEN	360,000	USD	97,160	551
07/29/2024	CITI	PHP	1,500,000	USD	25,634	21
08/20/2024	JPM	PLN	400,000	USD	101,776	331
07/24/2024	CITI	SGD	120,000	USD	89,102	79
07/24/2024	MSCI	SGD	40,000	USD	29,682	7
08/20/2024	BCLY	THB	9,022,300	USD	251,171	4,429
08/20/2024	MSCI	THB	1,200,000	USD	33,399	582
08/20/2024	SSB	THB	1,200,000	USD	33,097	280
07/24/2024	GS	TWD	1,200,000	USD	37,553	581
07/24/2024	SSB	TWD	5,400,000	USD	167,530	1,156
06/11/2024	CITI	USD	72,964	AUD	110,000	240
06/11/2024	SSB	USD	297,408	AUD	450,000	2,059
06/28/2024	MSCI	USD	270,397	CAD	370,000	1,207
06/28/2024	SSB	USD	885,468	CAD	1,207,182	684

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/12/2024	DB	USD	721,313	CHF	650,000	2,149
07/16/2024	BOA	USD	42,514	CZK	1,000,000	1,451
07/16/2024	BBH	USD	42,095	CZK	1,000,000	1,871
07/16/2024	MSCI	USD	50,703	CZK	1,200,000	2,056
07/31/2024	CITI	USD	249,660	EUR	230,000	543
07/31/2024	MSCI	USD	206,358	EUR	190,000	332
07/16/2024	BCLY	USD	374,832	GBP	300,000	7,522
07/16/2024	SSB	USD	215,866	GBP	170,000	802
08/09/2024	MSCI	USD	40,505	ILS	150,000	93
08/06/2024	BCLY	USD	100,548	INR	8,420,556	173
07/16/2024	BOA	USD	109,315	NOK	1,200,000	5,130
07/16/2024	CITI	USD	1,774,857	NOK	19,285,429	64,406
08/30/2024	CITI	USD	281,430	NZD	460,000	1,319
06/25/2024	CITI	USD	21,302	PEN	80,000	167
06/25/2024	GS	USD	74,672	PEN	280,000	468
07/25/2024	DB	USD	21,783	RON	100,000	4
07/10/2024	BCLY	USD	871,054	SEK	9,402,650	23,994
07/10/2024	GS	USD	66,086	SEK	700,000	547
07/24/2024	SSB	USD	46,181	TWD	1,500,000	34
06/28/2024	BOA	USD	31,569	ZAR	600,000	309
06/28/2024	MSCI	USD	10,484	ZAR	200,000	142
06/11/2024	CITI	AUD	910,000	USD	603,858	(1,732)
06/28/2024	BCLY	CAD	980,000	USD	715,914	(3,471)
07/12/2024	DB	CHF	170,000	USD	188,558	(655)
07/12/2024	MSCI	CHF	2,203,976	USD	2,443,022	(10,043)
08/23/2024	GS	COP	120,000,000	USD	30,570	(93)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/16/2024	CITI	CZK	600,000	USD	26,344	(36)
07/16/2024	GS	CZK	3,042,868	USD	127,932	(5,849)
07/31/2024	MSCI	EUR	1,740,000	USD	1,869,969	(22,876)
07/16/2024	CITI	GBP	240,000	USD	301,645	(4,238)
06/14/2024	DB	HUF	25,230,100	USD	70,209	(14)
08/06/2024	MSCI	INR	2,000,000	USD	23,885	(38)
07/16/2024	BOA	NOK	1,300,000	USD	123,579	(403)
07/16/2024	CITI	NOK	2,400,000	USD	224,565	(4,325)
08/30/2024	SSB	NZD	2,310,000	USD	1,416,714	(3,177)
08/20/2024	CITI	PLN	50,000	USD	12,639	(42)
07/25/2024	BCLY	RON	1,231,041	USD	264,441	(3,763)
07/25/2024	CITI	RON	250,000	USD	54,363	(104)
07/10/2024	BOA	SEK	2,000,000	USD	190,192	(190)
07/24/2024	CITI	SGD	50,000	USD	36,831	(262)
07/24/2024	SSB	SGD	320,686	USD	236,786	(1,115)
08/20/2024	MSCI	THB	3,000,000	USD	82,038	(6)
07/24/2024	CITI	TWD	7,545,600	USD	232,232	(246)
06/04/2024	MSCI	USD	192,119	BRL	963,667	(8,594)
08/02/2024	MSCI	USD	184,367	BRL	963,667	(1,868)
08/02/2024	SSB	USD	38,168	BRL	200,000	(292)
08/23/2024	MSCI	USD	192,046	CLP	170,271,500	(6,695)
08/23/2024	GS	USD	10,222	COP	40,000,000	(1)
08/23/2024	MSCI	USD	178,882	COP	693,658,000	(1,632)
07/31/2024	CITI	USD	348,509	EUR	320,000	(399)
07/16/2024	BCLY	USD	332,701	GBP	260,000	(1,327)
06/14/2024	CITI	USD	55,880	HUF	20,000,000	(214)
07/29/2024	CITI	USD	24,687	IDR	400,000,000	(123)
07/29/2024	SSB	USD	49,498	IDR	800,000,000	(371)
08/09/2024	CITI	USD	27,359	ILS	100,000	(294)
08/09/2024	MSCI	USD	109,089	ILS	400,000	(829)
07/24/2024	DB	USD	241,282	JPY	37,000,000	(4,224)
07/24/2024	MSCI	USD	2,266,312	JPY	345,902,084	(50,124)
08/23/2024	CITI	USD	11,600	KRW	15,778,325	(141)
07/16/2024	DB	USD	70,290	MXN	1,200,000	(28)
07/16/2024	JPM	USD	320,816	MXN	5,419,101	(3,520)
06/25/2024	BCLY	USD	32,515	PEN	120,000	(313)
06/25/2024	GS	USD	43,271	PEN	160,000	(334)
06/25/2024	JPM	USD	21,548	PEN	80,000	(79)
06/25/2024	MSCI	USD	21,547	PEN	80,000	(78)
07/29/2024	CITI	USD	25,945	PHP	1,500,000	(333)
08/20/2024	CITI	USD	38,201	PLN	150,000	(159)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/20/2024	MSCI	USD	25,433	PLN	100,000	(72)
07/25/2024	DB	USD	32,698	RON	150,000	(18)
07/24/2024	MSCI	USD	27,887	TWD	900,000	(158)
06/28/2024	BOA	USD	86,361	ZAR	1,600,000	(1,354)
06/28/2024	CITI	USD	54,213	ZAR	1,000,000	(1,084)
06/28/2024	MSCI	USD	65,235	ZAR	1,200,000	(1,480)
06/28/2024	SSB	USD	76,548	ZAR	1,400,000	(2,167)
06/28/2024	BNYM	ZAR	600,000	USD	31,442	(436)

						$460,890

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
39	U.S. Long Bond (CBT)	September 2024	4,526,437	(36,429)
42	U.S. Treasury Note 10 Yr. (CBT)	September 2024	4,569,469	7,721
31	U.S. Treasury Note 2 Yr. (CBT)	September 2024	6,314,797	(7,116)
92	U.S. Treasury Note 5 Yr. (CBT)	September 2024	9,733,312	(24,479)
17	U.S. Treasury Ultra 10 Yr. (CBT)	September 2024	1,904,531	(6,402)
29	U.S. Ultra Bond (CBT)	September 2024	3,550,688	(24,512)

			$30,599,234	$(91,217)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.IG.S42	USD	4,000,000	1.00%	0.50%	N/A	06/20/2029	Quarterly	$(91,822)	$(89,476)	$2,346

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

(1)

As of May 31, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.91%	3 Month AUD BBSW	AUD	2,500,000	06/19/2026	Quarterly	—	10,904	10,904
3.92%	3 Month AUD BBSW	AUD	5,000,000	06/19/2026	Quarterly	96	21,460	21,364
3.84%	3 Month AUD BBSW	AUD	2,000,000	06/19/2026	Quarterly	(21)	10,517	10,538
3 Month AUD BBSW	4.27%	AUD	1,500,000	06/19/2026	Quarterly	—	270	270
CAD-CORRA-OIS-COMPOUND	3.91%	CAD	5,000,000	06/19/2026	Annually	(3,366)	(15,805)	(12,439)
3.94%	CAD-CORRA-OIS-COMPOUND	CAD	1,500,000	06/19/2026	Annually	—	4,044	4,044
4.25%	CAD-CORRA-OIS-COMPOUND	CAD	2,500,000	06/19/2026	Annually	—	(3,898)	(3,898)
CHF-SARON-OIS-COMPOUND	0.99%	CHF	10,000,000	06/19/2026	Annually	(1,442)	(60,020)	(58,578)
CHF-SARON-OIS-COMPOUND	1.02%	CHF	2,000,000	06/19/2026	Annually	(207)	(10,577)	(10,370)
0.99%	CHF-SARON-OIS-COMPOUND	CHF	1,000,000	06/19/2026	Annually	324	6,066	5,742
1.30%	CHF-SARON-OIS-COMPOUND	CHF	1,000,000	06/19/2026	Annually	—	(851)	(851)
EUR-EuroSTR-COMPOUND	3.16%	EUR	2,000,000	06/19/2026	Annually	—	(1,275)	(1,275)
2.76%	EUR-EuroSTR-COMPOUND	EUR	4,000,000	06/19/2026	Annually	(463)	36,170	36,633
GBP-SONIA-COMPOUND	4.15%	GBP	2,000,000	06/19/2026	Annually	—	(25,956)	(25,956)
GBP-SONIA-COMPOUND	4.38%	GBP	1,500,000	06/19/2026	Annually	(1,634)	(11,502)	(9,868)
GBP-SONIA-COMPOUND	4.59%	GBP	1,000,000	06/19/2026	Annually	—	(2,504)	(2,504)
4.27%	GBP-SONIA-COMPOUND	GBP	1,000,000	06/19/2026	Annually	289	10,078	9,789
4.67%	GBP-SONIA-COMPOUND	GBP	2,000,000	06/19/2026	Annually	—	1,265	1,265
4.73%	GBP-SONIA-COMPOUND	GBP	500,000	06/19/2026	Annually	—	(324)	(324)
4.70%	3 Month NZD Bank Bill Rate	NZD	2,500,000	06/19/2026	Quarterly	—	10,711	10,711
4.79%	3 Month NZD Bank Bill Rate	NZD	3,000,000	06/19/2026	Quarterly	2,109	9,582	7,473
4.93%	3 Month NZD Bank Bill Rate	NZD	2,500,000	06/19/2026	Quarterly	—	4,004	4,004
3 Month NZD Bank Bill Rate	5.10%	NZD	2,000,000	06/19/2026	Quarterly	—	539	539
3.27%	3 Month SEK STIBOR	SEK	15,000,000	06/19/2026	Quarterly	—	(548)	(548)
3 Month SEK STIBOR	3.05%	SEK	30,000,000	06/19/2026	Quarterly	(310)	(10,695)	(10,385)
3 Month SEK STIBOR	3.30%	SEK	10,000,000	06/19/2026	Quarterly	—	1,084	1,084
USD-SOFR-COMPOUND	4.52%	USD	500,000	06/20/2026	Annually	—	(2,359)	(2,359)
4.33%	USD-SOFR-COMPOUND	USD	1,500,000	06/20/2026	Annually	—	12,308	12,308
4.83%	USD-SOFR-COMPOUND	USD	500,000	06/20/2026	Annually	(216)	(570)	(354)
6 Month AUD BBSW	4.23%	AUD	400,000	06/19/2034	Semi-annual	(97)	(7,402)	(7,305)
6 Month AUD BBSW	4.28%	AUD	800,000	06/19/2034	Semi-annual	—	(12,692)	(12,692)
6 Month AUD BBSW	4.39%	AUD	6,400,000	06/19/2034	Semi-annual	1,547	(64,538)	(66,085)
6 Month AUD BBSW	4.39%	AUD	600,000	06/19/2034	Semi-annual	—	(6,054)	(6,054)
6 Month AUD BBSW	4.39%	AUD	1,200,000	06/19/2034	Semi-annual	505	(11,884)	(12,389)
4.28%	6 Month AUD BBSW	AUD	500,000	06/19/2034	Semi-annual	—	7,853	7,853
4.36%	6 Month AUD BBSW	AUD	400,000	06/19/2034	Semi-annual	—	4,600	4,600
4.75%	6 Month AUD BBSW	AUD	400,000	06/19/2034	Semi-annual	—	(3,705)	(3,705)
4.60%	6 Month AUD BBSW	AUD	3,000,000	06/19/2034	Semi-annual	—	(4,229)	(4,229)
4.60%	6 Month AUD BBSW	AUD	300,000	06/19/2034	Semi-annual	—	(415)	(415)
CAD-CORRA-OIS-COMPOUND	3.39%	CAD	1,100,000	06/19/2034	Annually	(2,554)	(13,529)	(10,975)
CAD-CORRA-OIS-COMPOUND	3.42%	CAD	300,000	06/19/2034	Annually	—	(3,123)	(3,123)
CAD-CORRA-OIS-COMPOUND	3.63%	CAD	800,000	06/19/2034	Annually	—	2,006	2,006
CAD-CORRA-OIS-COMPOUND	3.77%	CAD	600,000	06/19/2034	Annually	—	6,587	6,587
3.40%	CAD-CORRA-OIS-COMPOUND	CAD	1,200,000	06/19/2034	Annually	2,003	13,955	11,952
3.66%	CAD-CORRA-OIS-COMPOUND	CAD	300,000	06/19/2034	Annually	—	(1,200)	(1,200)
3.75%	CAD-CORRA-OIS-COMPOUND	CAD	300,000	06/19/2034	Annually	—	(2,873)	(2,873)
3.60%	CAD-CORRA-OIS-COMPOUND	CAD	600,000	06/19/2034	Annually	—	(225)	(225)
3.69%	CAD-CORRA-OIS-COMPOUND	CAD	600,000	06/19/2034	Annually	—	(3,735)	(3,735)
CHF-SARON-OIS-COMPOUND	1.13%	CHF	200,000	06/19/2034	Annually	575	(4,112)	(4,687)
CHF-SARON-OIS-COMPOUND	1.35%	CHF	200,000	06/19/2034	Annually	—	405	405
1.19%	CHF-SARON-OIS-COMPOUND	CHF	2,050,000	06/19/2034	Annually	(9,632)	29,894	39,526
1.18%	CHF-SARON-OIS-COMPOUND	CHF	400,000	06/19/2034	Annually	1,758	6,482	4,724
EUR-EuroSTR-COMPOUND	2.46%	EUR	800,000	06/19/2034	Annually	945	(21,681)	(22,626)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
EUR-EuroSTR-COMPOUND	2.54%	EUR	300,000	06/19/2034	Annually	—	(5,999)	(5,999)
EUR-EuroSTR-COMPOUND	2.55%	EUR	500,000	06/19/2034	Annually	—	(9,432)	(9,432)
EUR-EuroSTR-COMPOUND	2.75%	EUR	1,100,000	06/19/2034	Annually	—	(437)	(437)
2.52%	EUR-EuroSTR-COMPOUND	EUR	800,000	06/19/2034	Annually	1,062	17,782	16,720
2.45%	EUR-EuroSTR-COMPOUND	EUR	200,000	06/19/2034	Annually	—	5,605	5,605
2.53%	EUR-EuroSTR-COMPOUND	EUR	400,000	06/19/2034	Annually	—	8,453	8,453
2.51%	EUR-EuroSTR-COMPOUND	EUR	600,000	06/19/2034	Annually	—	13,812	13,812
2.48%	EUR-EuroSTR-COMPOUND	EUR	600,000	06/19/2034	Annually	—	15,484	15,484
2.49%	EUR-EuroSTR-COMPOUND	EUR	200,000	06/19/2034	Annually	—	4,982	4,982
2.54%	EUR-EuroSTR-COMPOUND	EUR	300,000	06/19/2034	Annually	—	6,099	6,099
2.61%	EUR-EuroSTR-COMPOUND	EUR	400,000	06/19/2034	Annually	—	5,260	5,260
2.73%	EUR-EuroSTR-COMPOUND	EUR	400,000	06/19/2034	Annually	—	669	669
GBP-SONIA-COMPOUND	3.72%	GBP	200,000	06/19/2034	Annually	(604)	(6,039)	(5,435)
GBP-SONIA-COMPOUND	3.93%	GBP	400,000	06/19/2034	Annually	—	(3,457)	(3,457)
GBP-SONIA-COMPOUND	4.06%	GBP	200,000	06/19/2034	Annually	—	896	896
3.80%	GBP-SONIA-COMPOUND	GBP	300,000	06/19/2034	Annually	329	6,653	6,324
3.61%	GBP-SONIA-COMPOUND	GBP	400,000	06/19/2034	Annually	—	16,541	16,541
3.96%	GBP-SONIA-COMPOUND	GBP	300,000	06/19/2034	Annually	—	1,808	1,808
4.05%	GBP-SONIA-COMPOUND	GBP	500,000	06/19/2034	Annually	—	(1,523)	(1,523)
4.64%	3 Month NZD Bank Bill Rate	NZD	600,000	06/19/2034	Quarterly	—	403	403
4.69%	3 Month NZD Bank Bill Rate	NZD	200,000	06/19/2034	Quarterly	—	(316)	(316)
4.69%	3 Month NZD Bank Bill Rate	NZD	500,000	06/19/2034	Quarterly	—	(790)	(790)
3 Month NZD Bank Bill Rate	4.46%	NZD	600,000	06/19/2034	Quarterly	—	(5,835)	(5,835)
3 Month NZD Bank Bill Rate	4.50%	NZD	300,000	06/19/2034	Quarterly	(215)	(2,271)	(2,056)
3 Month NZD Bank Bill Rate	4.50%	NZD	700,000	06/19/2034	Quarterly	(434)	(5,231)	(4,797)
3 Month NZD Bank Bill Rate	4.57%	NZD	500,000	06/19/2034	Quarterly	—	(1,975)	(1,975)
3 Month SEK STIBOR	2.85%	SEK	16,000,000	06/19/2034	Quarterly	—	2,505	2,505
3 Month SEK STIBOR	2.91%	SEK	3,000,000	06/19/2034	Quarterly	—	1,773	1,773
2.69%	3 Month SEK STIBOR	SEK	28,000,000	06/19/2034	Quarterly	(1,380)	33,842	35,222
2.65%	3 Month SEK STIBOR	SEK	3,000,000	06/19/2034	Quarterly	—	4,450	4,450
2.89%	3 Month SEK STIBOR	SEK	2,000,000	06/19/2034	Quarterly	—	(928)	(928)
2.69%	3 Month SEK STIBOR	SEK	7,000,000	06/19/2034	Quarterly	(158)	8,202	8,360
2.74%	3 Month SEK STIBOR	SEK	4,000,000	06/19/2034	Quarterly	—	2,916	2,916
USD-SOFR-COMPOUND	3.88%	USD	300,000	06/20/2034	Annually	—	(6,322)	(6,322)
USD-SOFR-COMPOUND	4.22%	USD	100,000	06/20/2034	Annually	228	668	440
3.98%	USD-SOFR-COMPOUND	USD	200,000	06/20/2034	Annually	—	2,534	2,534
4.22%	USD-SOFR-COMPOUND	USD	400,000	06/20/2034	Annually	(904)	(2,725)	(1,821)

						$(11,867)	$10,560	$22,427

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Amazon.com, Inc.	1 Month Federal Funds Rate plus 0.62%	GS	USD	11,903,450	06/21/2024	At Maturity	$—	$434,850	$434,850

As of May 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2024.

The rates shown on variable rate notes are the current interest rates at May 31, 2024, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BNYM - The Bank of New York Mellon

CORRA - Canadian Overnight Repo Rate Average

EuroSTR - Euro Short-Term Rate

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

TBA - To Be Announced - Delayed Delivery Security

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

RON - Romanian New Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan New Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 82.6%

	Asset-Backed Securities — 69.3%

	Auto Retail Subprime — 3.0%

5,000,000	Bank of America Auto Trust, Series 2023-2A, Class A3, 144A, 5.74%, due 06/15/28	5,030,021

3,000,000	BofA Auto Trust, Class A3, 5.35%, due 11/15/28	3,000,742

7,500,000	GM Financial Consumer Automobile Receivables Trust, Series 21-3, Class A4, 0.73%, due 08/16/27	7,119,042

6,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3, 4.85%, due 12/18/28	5,945,607

7,000,000	Hyundai Auto Receivables Trust, Series 24-A, Class A3, 4.99%, due 02/15/29	6,960,461

7,000,000	Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93%, due 03/15/28	7,055,684

6,000,000	World Omni Auto Receivables Trust, Class A3, 5.27%, due 09/17/29	5,998,137

	Total Auto Retail Subprime	41,109,694

	CMBS CDO — 0.0%

8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	467,937

248,403	GS Mortgage Securities Corp. Trust, Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	176,366

	Total CMBS CDO	644,303

	Collateralized Loan Obligations — 11.6%

3,564,699	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 6.71%, due 01/20/30	3,570,937

4,328,723	Generate CLO 4 Ltd., Series 4A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.35%, 6.68%, due 04/20/32	4,330,888

6,554,995	Hayfin U.S. XII Ltd., Series 18-8A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 6.71%, due 04/20/31	6,565,056

25,458,276	Man GLG U.S. CLO, Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.40%, 6.73%, due 04/22/30	25,484,880

1,670,000	Midocean Credit CLO VIII, Series 18-8A, Class A2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.56%, 6.89%, due 02/20/31	1,670,194

5,405,285	Mountain View CLO IX Ltd., Series 15-9A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 6.71%, due 07/15/31	5,414,745

4,000,000	Mountain View CLO Ltd., Series 13-1A, Class BRR , 144A, Variable Rate, 3 mo. USD Term SOFR + 1.93%, 7.23%, due 10/12/30	4,014,696

5,240,433	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.32%, 6.65%, due 04/22/31	5,246,889

18,325,000	OCP CLO Ltd., Series 14-6A, Class A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.15%, 6.47%, due 10/17/30	18,370,428

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

6,866,891	OFSI BSL VIII Ltd., Series 17-1A, Class BR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.76%, 7.09%, due 08/16/29	6,869,123

1,083,456	OZLM VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 0.00, due 07/17/26	25,411

9,448,175	OZLM XVIII Ltd., Series 18-18A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 6.61%, due 04/15/31	9,464,813

2,190,000	OZLM XXII Ltd., Series 18-22A, Class A2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.76%, 7.08%, due 01/17/31	2,194,914

984,455	Saranac CLO III Ltd., Series 14-3A, Class ALR, 144A, Variable Rate, U.S. (Fed) Prime Rate + 1.60%, 7.19%, due 06/22/30	986,203

3,025,838	Shackleton CLO Ltd., Series 14-5RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 6.69%, due 05/07/31	3,031,597

2,517,426	Sound Point CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.26%, 6.59%, due 04/15/31	2,521,706

1,273,590	Sounds Point CLO IV-R Ltd., Series 13-3RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 6.74%, due 04/18/31	1,277,092

1,365,291	Steele Creek CLO Ltd., Series 17-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.51%, 6.84%, due 10/15/30	1,368,862

4,726,584	Steele Creek CLO Ltd., Series 14-1RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.33%, 6.66%, due 04/21/31	4,730,913

7,640,856	Steele Creek CLO Ltd., Series 16-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 6.71%, due 06/15/31	7,651,966

476,470	Telos CLO Ltd., Series 14-5A, Class BR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.74%, 7.06%, due 04/17/28	476,322

4,335,500	Telos CLO Ltd., Series 14-5A, Class CR, 144A, Variable Rate, 3 mo. USD Term SOFR + 2.41%, 7.73%, due 04/17/28	4,321,084

4,678,849	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 6.69%, due 07/18/31	4,687,009

7,315,910	Venture 34 CLO Ltd., Series 18-34A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.49%, 6.82%, due 10/15/31	7,321,148

1,833,000	Venture XVII CLO Ltd., Series 14-17A, Class BRR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.66%, 6.99%, due 04/15/27	1,833,216

174,656	Venture XVIII CLO Ltd., Series 14-18A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.48%, 6.81%, due 10/15/29	174,766

9,000,000	Venture XXIV CLO Ltd., Series 16-24A, Class BRR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.76%, 7.09%, due 10/20/28	9,001,458

1,040,172	Wellfleet CLO Ltd., Series 17-2A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.32%, 6.65%, due 10/20/29	1,040,654

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

5,684,041	Whitehorse XII Ltd., Series 18-12A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.51%, 6.84%, due 10/15/31	5,687,809

7,200,000	Zais CLO 15 Ltd., Series 20-15A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.61%, 6.94%, due 07/28/32	7,207,207

1,631,262	Zais CLO 7 Ltd., Series 17-2A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.55%, 6.88%, due 04/15/30	1,632,541

2,798,925	Zais CLO 8 Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.71%, 7.04%, due 04/15/29	2,797,419

	Total Collateralized Loan Obligations	160,971,946

	Commercial Mortgage-Backed Securities — 20.4%

11,857,600	BBCMS Mortgage Trust, Series 18-TALL, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.92%, 6.24%, due 03/15/37	11,295,773

11,037,000	BBCMS Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.27%, due 08/05/38	8,632,169

5,499,017	Bear Stearns Mortgage Funding Trust, Series 06-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 5.86%, due 07/25/36	4,804,675

4,848,114	Benchmark Mortgage Trust, Series 18-B2, Class A5, Variable Rate, 3.88%, due 02/15/51	4,519,086

7,760,120	Benchmark Mortgage Trust, Series 18-B8, Class A5, 4.23%, due 01/15/52	7,247,346

16,000,000	Benchmark Mortgage Trust, Series 19-B9, Class A5, 4.02%, due 03/15/52	14,794,102

6,240,722	Benchmark Mortgage Trust, Series 19-B11, Class A5, 3.54%, due 05/15/52	5,605,786

3,244,000	Benchmark Mortgage Trust, Series 18-B7, Class A4, Variable Rate, 4.51%, due 05/15/53	3,095,554

8,623,000	Benchmark Mortgage Trust, Series 20-B19, Class A5, 1.85%, due 09/15/53	6,902,639

13,880,000	Benchmark Mortgage Trust, Series 22-B32, Class A5, Variable Rate, 3.00%, due 01/15/55	11,458,122

14,500,000	Benchmark Mortgage Trust, Series 22-B34, Class A5, Variable Rate, 3.79%, due 04/15/55	12,681,310

19,000,000	Benchmark Mortgage Trust, Series 19-B15, Class A5, 2.93%, due 12/15/72	16,407,192

5,832,491	BX Commercial Mortgage Trust, Series 21-VINO, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.77%, 6.08%, due 05/15/38	5,788,748

5,583,620	BX Commercial Mortgage Trust, Series 21-ACNT, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.96%, 6.28%, due 11/15/38	5,559,426

8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	6,879,593

8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.55%, due 03/11/44	6,789,642

8,000,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	7,066,242

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

4,895,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	4,330,582

4,570,000	BX Trust, Series 19-OC11, Class D, 144A, Variable Rate, 3.94%, due 12/09/41	4,006,400

9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 3.94%, due 12/09/41	7,560,265

4,446,000	Citigroup Commercial Mortgage Trust, Series 14-GC23, Class B, Variable Rate, 4.18%, due 07/10/47	4,405,696

9,352,535	Citigroup Commercial Mortgage Trust, Series 14-GC23, Class C, Variable Rate, 4.35%, due 07/10/47	9,159,364

3,031,837	COMM Mortgage Trust, Series 15-PC1, Class B, Variable Rate, 4.28%, due 07/10/50	2,867,753

15,999,667	COMM Mortgage Trust, Series 18-COR3, Class A3, 4.23%, due 05/10/51	14,876,823

33,025	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	32,331

41,285	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. USD Term SOFR + 0.36%, 5.69%, due 04/15/37	40,377

5,563,524	ELP Commercial Mortgage Trust, Series 21-ELP, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.82%, 6.13%, due 11/15/38	5,518,320

2,000,000	Grace Trust, Series 20-GRCE, Class A, 144A, 2.35%, due 12/10/40	1,618,894

5,000,000	GS Mortgage Securities Corp. II, Series 23-SHIP, Class A, 144A, Variable Rate, 4.32%, due 09/10/38	4,849,368

5,500,000	ILPT Commercial Mortgage Trust, Series 22-LPFX, Class A, 144A, 3.38%, due 03/15/32	4,582,016

3,446,312	MHC Commercial Mortgage Trust, Series 21-MHC, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.92%, 6.23%, due 04/15/38	3,426,945

4,889,023	MHC Trust, Series 21-MHC2, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.96%, 6.28%, due 05/15/38	4,863,050

14,600,000	MKT Mortgage Trust, Series 20-525M, Class A, 144A, 2.69%, due 02/12/40	11,791,015

3,000,000	MKT Mortgage Trust, Series 20-525M, Class E, 144A, Variable Rate, 2.94%, due 02/12/40	1,900,144

7,130,000	Taubman Centers Commercial Mortgage Trust, Series 22-DPM, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 2.19%, 7.50%, due 05/15/37	7,196,379

5,268,100	UBS Commercial Mortgage Trust, Series 18-C9, Class A4, Variable Rate, 4.12%, due 03/15/51	4,896,771

8,008,000	UBS Commercial Mortgage Trust, Series 18-C12, Class A5, 4.30%, due 08/15/51	7,536,201

1,625,895	Velocity Commercial Capital Loan Trust, Series 22-1, Class A, 144A, Variable Rate, 3.38%, due 02/25/52	1,413,379

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

4,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 5.81%, due 11/23/43	4,469,345

11,594,960	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 6.30%, due 03/23/45	10,051,303

7,939,384	Wells Fargo Commercial Mortgage Trust, Series 18-C46, Class A4, 4.15%, due 08/15/51	7,466,266

2,030,000	Wells Fargo Commercial Mortgage Trust, Series 19-C51, Class A4, 3.31%, due 06/15/52	1,815,354

13,697,000	WFRBS Commercial Mortgage Trust, Series 14-C21, Class AS, 3.89%, due 08/15/47	13,202,553

	Total Commercial Mortgage-Backed Securities	283,404,299

	Residential Mortgage-Backed Securities — Agency — 0.3%

5,008,036	Federal National Mortgage Association REMICS, Series 20-5, Class PC, 2.50%, due 01/25/50	4,156,318

	Residential Mortgage-Backed Securities — Other — 8.0%

780,566	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.39%, 5.72%, due 02/25/36	90,720

17,663,707	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 5.80%, due 02/25/36	326,938

6,000,000	AMSR Trust, Series 20-SFR5, Class A, 144A, 1.38%, due 11/17/37	5,653,384

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	2,393,906

3,392,774	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	3,191,691

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	851,012

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	310,478

105,251	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 5.76%, due 02/25/37	118,301

1,854,153	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	1,840,906

1,495,150	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	1,435,278

5,535,329	Conseco Finance Securitizations Corp., Series 02-2, Class M2, Variable Rate, 9.16%, due 03/01/33	5,399,050

5,592,106	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,364,385

4,909,681	Conseco Finance Securitizations Corp., Series 02-1, Class M2, Variable Rate, 9.55%, due 12/01/33	4,704,525

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — — continued

804,062	CoreVest American Finance Ltd., Series 21-1, Class A, 144A, 1.57%, due 04/15/53	742,807

6,490,822	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	5,952,409

460,282	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 5.94%, due 10/25/34	443,536

1,497,098	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	1,413,060

4,328,989	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.50%, due 09/25/35	78,176

28,413,966	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.37%, 5.70%, due 06/25/36	506,263

8,218,224	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	2,279,788

8,862,290	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 6.43%, due 03/25/37	1,351,552

3,457,620	Lehman ABS Manufactured Housing Contract Trust, Series 01-B, Class M2, Variable Rate, 7.17%, due 04/15/40	3,075,129

3,559,469	MASTR Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 5.76%, due 03/25/36	232,543

128,218	Mellon Re-REMICS Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.36%, 5.69%, due 02/26/34	116,197

963,532	New Century Home Equity Loan Trust, Series 03-B, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.09%, 6.41%, due 10/25/33	936,427

13,548,195	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 5.64%, due 03/25/36	344,873

7,728,168	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.45%, 5.78%, due 03/25/36	196,633

20,604,147	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. USD Term SOFR + 0.51%, 5.84%, due 03/25/36	524,143

10,725	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 6.33%, due 08/25/35 (a)	282,180

1,875,019	Oakwood Mortgage Investors, Inc., Series 01-E, Class A2, 5.05%, due 11/15/19	1,675,757

1,091,101	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,058,593

3,448,629	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	3,341,019

6,605,598	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	3,433,350

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued

11,752,084	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	2,182,450

4,922,896	Oakwood Mortgage Investors, Inc., Series 2001-B, Class M1, 144A, Variable Rate, 7.92%, due 03/15/31	4,693,260

2,761,032	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	1,348,301

387,261	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	353,164

2,563,844	Oakwood Mortgage Investors, Inc., Series 02-C, Class M1, Variable Rate, 6.89%, due 11/15/32	2,419,911

1,502,775	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/40	1,323,394

1,149,433	Towd Point Mortgage Trust, Series 17-5, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 6.04%, due 02/25/57	1,172,720

6,972,000	Towd Point Mortgage Trust, Series 17-5, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 6.34%, due 02/25/57	7,066,119

9,322,481	Tricon American Homes, Series 20-SFR1, Class A, 144A, 1.50%, due 07/17/38	8,562,792

11,170,307	Tricon American Homes Trust, Series 19-SFR1, Class A, 144A, 2.75%, due 03/17/38	10,628,513

5,671,985	Tricon American Homes Trust, Series 20-SFR2, Class A, 144A, 1.48%, due 11/17/39	4,980,528

2,460,099	UCFC Manufactured Housing Contract, Series 1998-2, Class M1, 6.73%, due 10/15/29	2,286,699

5,217,873	Verus Securitization Trust, Series 22-5, Class A1, 144A, Step Up, 3.80%, due 04/25/67	4,833,346

	Total Residential Mortgage-Backed Securities — Other	111,516,206

	Residential Mortgage-Backed Securities — Performing Loans — 0.9%

2,403,352	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	2,081,811

6,421,522	CSMC Trust, Series 22-NQM1, Class A1, 144A, Variable Rate, 2.27%, due 11/25/66	5,535,766

4,968,800	Verus Securitization Trust, Series 21-8, Class A1, 144A, Variable Rate, 1.82%, due 11/25/66	4,339,527

	Total Residential Mortgage-Backed Securities — Performing Loans	11,957,104

	Residential Mortgage-Backed Securities — Prime — 2.2%

6,758,995	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. USD Term SOFR + 0.32%, 5.65%, due 10/25/46	3,725,984

428,711	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, 1 yr. CMT + 2.30%, 7.67%, due 10/25/35	393,859

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Prime — continued

3,686,107	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	1,990,858

1,171,450	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 4.25%, due 12/25/36	896,893

	Residential Mortgage-Backed Securities — Prime — continued

810,106	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 4.02%, due 03/25/37	585,565

6,901,416	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 5.88%, due 04/25/46	5,752,679

1,606,869	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	705,257

4,387,142	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 1 yr. MTA + 1.40%, 6.51%, due 05/25/35	3,622,043

647,620	WaMu Mortgage Pass-Through Certificates Trust, Series 05-AR10, Class 1A3, Variable Rate, 4.75%, due 09/25/35	575,928

849,652	WaMu Mortgage Pass-Through Certificates Trust, Series 06-AR19, Class 2A, Variable Rate, 1 yr. MTA + 1.25%, 6.36%, due 01/25/47	735,613

1,860,105	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-4, Class CB3, Variable Rate, 1 mo. USD Term SOFR + 0.56%, 5.50%, due 06/25/35	1,550,933

1,899,616	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-10, Class 4CB3, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 5.75%, due 12/25/35	1,562,669

4,043,782	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 06-8, Class A5, Step Up, 4.14%, due 10/25/36	1,354,229

8,293,214	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 07-5, Class A6, 6.00%, due 06/25/37	7,121,572

	Total Residential Mortgage-Backed Securities — Prime	30,574,082

	Residential Mortgage-Backed Securities — Subprime — 1.4%

955,846	ABFC Trust, Series 05-AQ1, Class A5, Step Up, 4.27%, due 06/25/35	899,558

821,169	BCAP LLC Trust, Series 14-RR2, Class 11A3, 144A, Variable Rate, 3.38%, due 05/26/37	791,429

10,874,949	Bravo Mortgage Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 6.04%, due 07/25/36	9,476,556

447,169	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.25%, 5.58%, due 12/25/36	431,046

901,804	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 5.28%, due 11/20/34	836,376

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Subprime — continued

2,228,079	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.22%, 5.54%, due 09/25/36	2,058,901

2,148,490	Home Equity Asset Trust, Series 06-2, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 6.01%, due 05/25/36	2,099,039

683,939	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 5.94%, due 08/25/37	639,526

2,683,178	Residential Asset Mortgage Products Trust, Series 05-RS1, Class MII2, Variable Rate, 1 mo. USD Term SOFR + 0.91%, 6.64%, due 01/25/35	2,514,040

	Total Residential Mortgage-Backed Securities — Subprime	19,746,471

	Residential Mortgage-Backed Securities — Alt-A — 2.6%

782,134	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 6.34%, due 11/25/34	763,305

1,802,806	Bear Stearns ALT-A Trust, Series 07-1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 5.76%, due 01/25/47	1,418,691

1,618,467	Bear Stearns Asset-Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	1,470,950

3,578,372	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 4.65%, due 07/25/36	1,983,200

216,308	Countrywide Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	206,969

2,216,310	Countrywide Alternative Loan Trust, Series 05-18CB, Class A8, 5.50%, due 05/25/35	2,055,854

1,524,127	Countrywide Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 6.00%, due 05/25/36	659,911

1,552,559	Countrywide Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 6.14%, due 10/25/36	625,671

4,328,455	Fieldstone Mortgage Investment Trust, Series 04-4, Class M4, Variable Rate, 1 mo. USD Term SOFR + 2.66%, 7.99%, due 10/25/35	2,686,933

10,583,213	GSAA Home Equity Trust, Series 06-9, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 5.76%, due 06/25/36	2,079,411

10,910,096	GSR Mortgage Loan Trust, Series 07-OA2, Class 1A1, Variable Rate, 3.45%, due 06/25/47	6,242,936

6,085,925	HarborView Mortgage Loan Trust, Series 07-4, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 5.65%, due 07/19/47	5,430,377

118,346	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	92,632

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Alt-A — continued

1,156,437	Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-H1, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 3.11%, 8.44%, due 10/25/37	1,086,471

2,621,515	Residential Asset Securitization Trust, Series 25-A8CB, Class A6, 5.00%, due 07/25/35	1,460,056

15,290,841	Residential Asset Securitization Trust, Series 06-A7CB, Class 3A1, 6.50%, due 07/25/36	4,026,609

7,950,158	Terwin Mortgage Trust, Series 06-7, Class 2A3, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 5.98%, due 08/25/37	3,328,520

	Total Residential Mortgage-Backed Securities — Alt-A	35,618,496

	Small Balance Commercial Mortgages — 4.3%

2,455,030	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.58%, 5.90%, due 08/25/35	2,342,987

1,256,553	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.70%, 6.02%, due 01/25/36	1,186,915

1,671,151	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 5.98%, due 04/25/36	1,543,635

671,766	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 6.01%, due 04/25/36	616,255

953,295	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 5.78%, due 07/25/36	904,640

1,949,977	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 5.86%, due 07/25/36	1,854,798

2,810,734	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.49%, 5.81%, due 10/25/36	2,686,387

7,231,343	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 5.86%, due 01/25/37	6,831,946

1,193,401	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.44%, 5.77%, due 03/25/37	1,126,336

2,047,032	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 5.80%, due 07/25/37	1,920,323

4,445,113	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.52%, 5.84%, due 07/25/37	4,084,015

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — continued

1,369,833	Bayview Commercial Asset Trust, Series 08-1, Class A4, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.61%, 6.94%, due 01/25/38	1,326,541

100,042,703	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 1.17%, due 05/25/30	3,717,917

117,315,289	FRESB Mortgage Trust, Class X1, Variable Rate, 0.76%, due 04/25/39	4,293,611

48,643,549	FRESB Mortgage Trust, Series 20-SB74, Class X1, Variable Rate, 1.09%, due 03/25/40	1,442,855

83,605,623	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 0.88%, due 06/25/40	2,246,316

3,500,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M5, 144A, Variable Rate, 5.73%, due 09/25/46	3,169,579

2,748,254	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 5.94%, due 03/25/37	2,531,748

1,540,852	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.51%, 5.84%, due 06/25/37	1,528,604

7,031,980	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 5.72%, due 10/25/37	6,855,523

5,438,398	Velocity Commercial Capital Loan Trust, Series 21-4, Class A, 144A, Variable Rate, 2.52%, due 12/26/51	4,803,947

1,534,804	Velocity Commercial Capital Loan Trust, Series 21-4, Class M3, 144A, Variable Rate, 3.81%, due 12/26/51	1,216,351

1,121,562	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 6.21%, due 12/27/49	1,106,227

	Total Small Balance Commercial Mortgages	59,337,456

	Student Loans — Federal Family Education Loan Program — 3.9%

10,745,986	AccessLex Institute, Series 2004-2, Class A4, Variable Rate, 90 day USD SOFR Average + 0.60%, 5.95%, due 04/26/32	10,376,531

3,979,673	AccessLex Institute, Series 04-2, Class B, Variable Rate, 90 day USD SOFR Average + 0.96%, 6.31%, due 01/25/43	3,612,009

2,701,926	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 90 day USD SOFR Average + 0.58%, 5.93%, due 03/28/35	2,443,172

5,364,626	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 90 day USD SOFR Average + 1.16%, 6.52%, due 06/15/21	5,298,179

6,274,386	SLM Student Loan Trust, Series 07-7, Class A4, Variable Rate, 90 day USD SOFR Average + 0.59%, 5.94%, due 01/25/22	6,163,688

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans — Federal Family Education Loan Program — continued

12,015,893	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 90 day USD SOFR Average + 1.91%, 7.26%, due 07/25/22	12,024,821

13,909,377	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 90 day USD SOFR Average + 1.96%, 7.31%, due 07/25/23	13,935,425

	Total Student Loans - Federal Family Education Loan Program	53,853,825

	Student Loans — Private — 10.7%

973,474	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. USD Term SOFR + 1.06%, 6.39%, due 07/25/34	952,854

7,283,974	KeyCorp Student Loan Trust, Series 05-A, Class 2C, Variable Rate, 3 mo. USD Term SOFR + 1.56%, 6.87%, due 12/27/38	6,988,925

4,454,493	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, U.S. (Fed) Prime Rate + 1.25%, 6.84%, due 07/28/42	4,171,942

8,775,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuct + 0.00%, 8.64%, due 03/31/38 (a)	1,755,000

7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28 day ARS + 0.00%, 8.07%, due 03/25/38 (a)	1,525,000

2,633,456	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 5.75%, due 05/25/32	2,558,957

4,740,826	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.40%, 5.73%, due 01/25/33	4,462,094

6,462,669	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 5.79%, due 03/25/33	6,231,405

2,319,532	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. USD Term SOFR + 0.48%, 5.81%, due 06/25/33	2,248,012

13,937,972	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 5.74%, due 10/25/33	13,343,672

1,880,945	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 5.98%, due 12/26/33	1,840,946

25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 8.94%, due 03/25/38 (b)	19,000

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 8.94%, due 03/25/38 (b)	57,000

3,419,358	Navient Private Education Refi Loan Trust, Series 22-A, Class A, 144A, 2.23%, due 07/15/70	3,000,728

2,050,591	Navient Student Loan Trust, Series 2023-BA, Class A1B, 144A, Variable Rate, 30 day USD SOFR Average + 1.70%, 7.02%, due 03/15/72	2,064,453

2,443,929	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	2,205,086

1,939,289	SLM Private Credit Student Loan Trust, Series 03-A, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 7.19%, due 06/15/32	688,492

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans — Private — continued

2,590,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 8.30%, due 06/15/32 (a)	2,577,050

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 7.19%, due 09/15/32	1,519,840

1,250,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 8.07%, due 09/15/32 (a)	1,243,750

3,194,704	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. USD Term SOFR + 0.66%, 5.99%, due 06/15/33	3,175,241

7,819,256	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.69%, 6.02%, due 09/15/33	7,726,920

13,470,497	SLM Private Credit Student Loan Trust, Series 05-A, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.57%, 5.90%, due 12/15/38	13,270,719

16,564,330	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.55%, 5.88%, due 06/15/39	16,090,452

10,085,416	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.59%, 5.92%, due 06/15/39	9,887,018

1,770,716	SLM Private Credit Student Loan Trust, Series 06-BW, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.46%, 5.79%, due 12/15/39	1,710,868

7,960,651	SLM Private Credit Student Loan Trust, Series 06-B, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.53%, 5.86%, due 12/15/39	7,765,436

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 0.65%, 5.98%, due 12/15/39	2,480,340

13,529,551	SLM Private Credit Student Loan Trust, Series 07-A, Class A4A, Variable Rate, 3 mo. USD Term SOFR + 0.50%, 5.83%, due 12/16/41	13,350,443

3,594,120	SLM Student Loan Trust, Series 08-6, Class A4, Variable Rate, 90 day USD SOFR Average + 1.36%, 6.71%, due 07/25/23	3,568,315

1,000	SMB Private Education Loan Trust, Series 23-B, Class R, 144A, 0.00, due 10/16/56 (b)	825,405

1,045,599	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. USD Term SOFR + 1.61%, 6.94%, due 01/25/36	1,046,280

7,760,167	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.16%, 6.49%, due 01/25/46	7,718,234

	Total Student Loans — Private	148,069,877

	Total Asset-Backed Securities	960,960,077

	U.S. Government — 7.4%

4,100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.17%, 5.50%, due 10/31/25 (c) (d)	4,105,259

45,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 5.57%, due 01/31/26 (c) (d)	45,098,879

53,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 5.48%, due 04/30/26	53,024,591

	Total U.S. Government	102,228,729

Par Value† / Shares	Description	Value ($)
	U.S. Government Agency — 5.9%

7,500,000	Federal Home Loan Banks, Variable Rate, 1 day USD SOFR + 0.10%, 5.43%, due 09/04/24	7,501,651

4,161,723	Federal National Mortgage Association, 4.00%, due 05/01/52	3,782,429

380,000	Government National Mortgage Association, TBA, 3.00%, due 06/20/54	328,221

600,000	Government National Mortgage Association, TBA, 3.50%, due 06/20/54	535,395

400,000	Government National Mortgage Association, TBA, 4.00%, due 06/20/54	367,669

760,000	Government National Mortgage Association, TBA, 4.50%, due 06/20/54	718,538

720,000	Government National Mortgage Association, TBA, 5.00%, due 06/20/54	698,776

610,000	Government National Mortgage Association, TBA, 5.50%, due 06/20/54	605,075

1,910,000	Uniform Mortgage-Backed Security, TBA, 5.00%, due 06/01/54	1,838,117

39,620,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 06/01/54	38,977,318

27,020,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 06/01/54	27,057,109

	Total U.S. Government Agency	82,410,298

	TOTAL DEBT OBLIGATIONS (COST $1,235,325,151)	1,145,599,104

	MUTUAL FUNDS — 0.9%

	United States — 0.9%

	Affiliated Issuers — 0.9%

2,323,242	GMO U.S. Treasury Fund	11,616,211

	TOTAL MUTUAL FUNDS (COST $11,703,541)	11,616,211

	SHORT-TERM INVESTMENTS — 20.1%

	Repurchase Agreements — 19.8%

275,075,710	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 05/31/24 maturing on 06/03/24 with a maturity value of $275,197,202 and an effective yield of 5.30%, collateralized by a U.S. Treasury Note with maturity date 09/30/28 and a market value of $279,350,913.	275,075,710

	Money Market Funds — 0.3%

3,755,110	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (e)	3,755,110

	TOTAL SHORT-TERM INVESTMENTS (COST $278,830,820)	278,830,820

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps - Puts — 0.0%
iTraxx Europe S41	JPM	52.50%	06/19/24	EUR 83,440,000	Fixed Spread	Pay	86,325

	TOTAL PURCHASED OPTIONS (COST $119,183)						86,325

	TOTAL INVESTMENTS — 103.6% (Cost $1,525,978,695)						1,436,132,460

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (4.0)%

	DEBT OBLIGATIONS — (4.0)%

	U.S. Government Agency — (4.0)%

(40,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 06/01/39	(35,952,019)

(20,000,000)	Uniform Mortgage-Backed Security, TBA, 5.00%, due 06/01/39	(19,804,590)

	Total U.S. Government Agency	(55,756,609)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $55,628,906)	(55,756,609)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $55,628,906)	(55,756,609)

	Other Assets and Liabilities (net) — 0.4%	6,180,712

	TOTAL NET ASSETS — 100.0%	$1,386,556,563

A summary of outstanding financial instruments at May 31, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/24/2024	MSCI	EUR	93,000	USD	100,827	$(170)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
59	U.S. Long Bond (CBT)	September 2024	6,847,687	(55,192)
555	U.S. Treasury Note 10 Yr. (CBT)	September 2024	60,382,266	101,338
1,273	U.S. Treasury Note 2 Yr. (CBT)	September 2024	259,314,079	(292,240)
1,066	U.S. Treasury Note 5 Yr. (CBT)	September 2024	112,779,469	(283,634)
178	U.S. Treasury Ultra 10 Yr. (CBT)	September 2024	19,941,562	(67,029)
29	U.S. Ultra Bond (CBT)	September 2024	3,550,688	(24,555)

			$462,815,751	$(621,312)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps - Puts
CDX.NA.HYS.42	GS	75.00%	06/20/24	USD	(41,800,000)	Fixed Spread	Pay	(2,634)
iTraxx Europe S41	JPM	67.50%	06/19/24	EUR	(83,440,000)	Fixed Spread	Pay	(5,865)

				Total Written Options On Credit Default Swaps — Puts				(8,499)

					TOTAL WRITTEN OPTIONS (Premiums $51,916)			$(8,499)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S39	USD	3,920,000	5.00%	2.84%	N/A	12/20/2027	Quarterly	(78,499)	(260,513)	(182,014)
CDX.NA.IG.S42	USD	126,451,000	1.00%	0.50%	N/A	06/20/2029	Quarterly	(2,747,894)	(2,828,582)	(80,688)

								$(2,826,393)	$(3,089,095)	$(262,702)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S33	CITI	USD	8,140,000	5.00%	0.08%	N/A	12/20/2024	Quarterly	(196,490)	(220,666)	(24,176)
CDX.NA.HY.S33	GS	USD	5,355,000	5.00%	0.08%	N/A	12/20/2024	Quarterly	121,559	(145,168)	(266,727)
CDX.NA.HY.S41	MORD	USD	9,001,000	5.00%	4.01%	N/A	12/20/2028	Quarterly	(360,570)	(351,783)	8,787
CDX.NA.HY.S41	MORD	USD	9,001,000	5.00%	1.57%	N/A	12/20/2028	Quarterly	(1,230,427)	(1,258,413)	(27,986)
CMBX.NA.A.7	CGMI	USD	1,420,000	2.00%	131.64%	N/A	01/17/2047	Monthly	89,177	69,452	(19,725)
CMBX.NA.A.7	CGMI	USD	10,000,000	2.00%	131.64%	N/A	01/17/2047	Monthly	593,750	489,100	(104,650)
CMBX.NA.A.7	GS	USD	2,840,000	2.00%	131.64%	N/A	01/17/2047	Monthly	156,358	138,904	(17,454)
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	1.94%	N/A	01/17/2047	Monthly	47,352	758	(46,594)
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	1.94%	N/A	01/17/2047	Monthly	(119,899)	1,281	121,180
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	1.94%	N/A	01/17/2047	Monthly	197,705	2,808	(194,897)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	1.94%	N/A	01/17/2047	Monthly	112,812	741	(112,071)
CMBX.NA.AS.7	MSCI	USD	13,270,000	1.00%	1.94%	N/A	01/17/2047	Monthly	205,782	2,234	(203,548)
CMBX.NA.AA.11	CGMI	USD	4,000,000	1.50%	2.01%	N/A	11/18/2054	Monthly	(6,041)	61,084	67,125
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	2.01%	N/A	11/18/2054	Monthly	(63,740)	70,644	134,384
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	2.01%	N/A	11/18/2054	Monthly	(67,279)	70,621	137,900
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	2.01%	N/A	11/18/2054	Monthly	(61,371)	70,621	131,992
CMBX.NA.BBB-.11	CGMI	USD	5,752,000	3.00%	7.74%	N/A	11/18/2054	Monthly	1,213,312	746,322	(466,990)
CMBX.NA.A.8	CGMI	USD	5,000,000	2.00%	5.21%	N/A	10/17/2057	Monthly	262,500	49,888	(212,612)
CMBX.NA.A.8	GS	USD	8,892,000	2.00%	5.21%	N/A	10/17/2057	Monthly	150,185	88,720	(61,465)
CMBX.NA.A.8	MORD	USD	2,000,000	2.00%	5.21%	N/A	10/17/2057	Monthly	107,500	19,955	(87,545)
CMBX.NA.BBB-.8	GS	USD	1,444,000	3.00%	36.58%	N/A	10/17/2057	Monthly	216,864	143,949	(72,915)
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	36.58%	N/A	10/17/2057	Monthly	400,908	421,080	20,172
CMBX.NA.BBB-.8	MSCI	USD	2,366,000	3.00%	36.58%	N/A	10/17/2057	Monthly	458,413	235,861	(222,552)
CMBX.NA.BBB-.8	MSCI	USD	3,153,000	3.00%	36.58%	N/A	10/17/2057	Monthly	665,756	314,315	(351,441)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CMBX.NA.BBB-.9	DB	USD	1,184,200	3.00%	17.38%	N/A	09/17/2058	Monthly	143,660	197,317	53,657
CMBX.NA.BBB-.9	GS	USD	1,752,000	3.00%	17.38%	N/A	09/17/2058	Monthly	402,960	291,927	(111,033)
CMBX.NA.BBB-.9	MORD	USD	4,100,000	3.00%	17.38%	N/A	09/17/2058	Monthly	758,500	683,163	(75,337)
CMBX.NA.BBB-.9	MORD	USD	5,116,800	3.00%	17.38%	N/A	09/17/2058	Monthly	584,727	852,587	267,860
CMBX.NA.AA.12	GS	USD	6,974,000	1.50%	2.10%	N/A	08/17/2061	Monthly	(61,732)	154,927	216,659
CMBX.NA.A.6	CGMI	USD	15,000,000	2.00%	55.15%	N/A	05/11/2063	Monthly	750,470	733,527	(16,943)
CMBX.NA.AA.6	GS	USD	4,703,649	1.50%	49.35%	N/A	05/11/2063	Monthly	34,885	72,434	37,549
CMBX.NA.BBB-.6	CGMI	USD	4,274,000	3.00%	27.79%	N/A	05/11/2063	Monthly	1,357,351	247,314	(1,110,037)
CMBX.NA.A.15	CGMI	USD	5,000,000	2.00%	3.16%	N/A	11/18/2064	Monthly	600,000	315,063	(284,937)
CMBX.NA.A.15	MORD	USD	3,000,000	2.00%	3.16%	N/A	11/18/2064	Monthly	287,104	189,038	(98,066)
CMBX.NA.BBB-.15	CGMI	USD	5,000,000	3.00%	5.98%	N/A	11/18/2064	Monthly	796,875	744,062	(52,813)
CMBX.NA.BBB-.15	GS	USD	5,000,000	3.00%	5.98%	N/A	11/18/2064	Monthly	787,500	744,062	(43,438)
CMBX.NA.BBB-.15	MSCI	USD	5,000,000	3.00%	5.98%	N/A	11/18/2064	Monthly	718,500	744,062	25,562
CMBX.NA.A.14	GS	USD	2,682,000	2.00%	3.45%	N/A	12/16/2072	Monthly	349,769	188,235	(161,534)
CMBX.NA.AA.13	CGMI	USD	2,000,000	1.50%	2.15%	N/A	12/16/2072	Monthly	147,237	58,335	(88,902)
CMBX.NA.AA.13	CGMI	USD	3,000,000	1.50%	2.15%	N/A	12/16/2072	Monthly	138,948	87,502	(51,446)
CMBX.NA.BBB-.14	CGMI	USD	3,933,500	3.00%	7.78%	N/A	12/16/2072	Monthly	1,111,214	805,384	(305,830)
CMBX.NA.BBB-.14	GS	USD	1,360,000	3.00%	7.78%	N/A	12/16/2072	Monthly	340,000	278,460	(61,540)
Sell Protection^:
CDX.NA.HY.S33	CITI	USD	4,201,343	5.00%	0.04%	4,201,343 USD	12/20/2024	Quarterly	444,572	114,634	(329,938)
CDX.NA.HY.S33	CITI	USD	10,598,036	5.00%	0.04%	10,598,036 USD	12/20/2024	Quarterly	1,827,631	289,168	(1,538,463)
CDX.NA.HY.S33	GS	USD	25,937,869	5.00%	0.04%	25,937,869 USD	12/20/2024	Quarterly	5,736,853	707,717	(5,029,136)
CDX.NA.HY.S33	JPM	USD	10,394,872	5.00%	0.04%	10,394,872 USD	12/20/2024	Quarterly	1,704,759	283,625	(1,421,134)
CDX.NA.HY.S33	MORD	USD	2,769,437	5.00%	0.04%	2,769,437 USD	12/20/2024	Quarterly	476,620	75,564	(401,056)
CDX.NA.HY.S41	MORD	USD	63,009,000	5.00%	0.42%	63,009,000 USD	12/20/2028	Quarterly	11,635,950	11,454,916	(181,034)
CMBX.NA.AA.7	CGMI	USD	5,000,000	1.50%	54.87%	5,000,000 USD	01/17/2047	Monthly	(125,000)	(109,707)	15,293
CMBX.NA.A.9	CGMI	USD	2,500,000	2.00%	6.57%	2,500,000 USD	09/17/2058	Monthly	(74,374)	(140,342)	(65,968)
CMBX.NA.A.9	GS	USD	4,158,800	2.00%	6.57%	4,158,800 USD	09/17/2058	Monthly	54,550	(233,462)	(288,012)
CMBX.NA.A.9	MORD	USD	7,600,000	2.00%	6.57%	7,600,000 USD	09/17/2058	Monthly	(698,250)	(426,641)	271,609
CMBX.NA.AAA.10	GS	USD	7,540,000	0.50%	0.58%	7,540,000 USD	11/17/2059	Monthly	68,960	(12,466)	(81,426)
CMBX.NA.AAA.15	CGMI	USD	10,000,000	0.50%	0.71%	10,000,000 USD	11/18/2064	Monthly	(373,108)	(122,792)	250,316
CMBX.NA.AAA.15	GS	USD	2,825,000	0.50%	0.71%	2,825,000 USD	11/18/2064	Monthly	(43,465)	(34,689)	8,776

									$32,777,782	$20,255,232	$(12,522,550)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Markit iBoxx USD Liquid Investment Grade Index	SOFR	JPM	USD 22,883,000	06/20/2024	Quarterly	(123)	(41,530)	(41,407)
Total Return on Markit iBoxx USD Liquid Investment Grade Index	SOFR	JPM	USD 16,877,000	06/20/2024	At Maturity	28	(160,220)	(160,248)
Total Return on Markit iBoxx USD Liquid Investment Grade Index	SOFR	MORD	USD 13,660,000	06/20/2024	At Maturity	—	(23,540)	(23,540)

						$(95)	$(225,290)	$(225,195)

As of May 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Investment valued using significant unobservable inputs.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	All or a portion of this security is out on loan.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2024.

The rates shown on variable rate notes are the current interest rates at May 31, 2024, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CDO - Collateralized Debt Obligation

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

IO - Interest Only

MTA - Monthly Treasury Average Index

SOFR - Secured Overnight Financing Rate

STEP - Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2024.

TBA - To Be Announced - Delayed Delivery Security

Counterparty Abbreviations:

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 99.8%

	U.S. Government — 89.2%

17,712,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.20%, 5.53%, due 01/31/25	17,731,313

5,900,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.17%, 5.49%, due 04/30/25	5,906,280

88,577,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.13%, 5.45%, due 07/31/25	88,624,365

59,040,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.17%, 5.50%, due 10/31/25	59,115,735

117,980,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 5.57%, due 01/31/26	118,239,238

5,920,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 5.48%, due 04/30/26	5,922,747

4,486,025	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/24	4,482,997

24,094,721	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/24	23,887,255

30,425,639	U.S. Treasury Inflation-Indexed Notes, 0.25%, due 01/15/25	29,856,089

15,617,000	U.S. Treasury Notes, 1.50%, due 09/30/24	15,423,313

36,610,000	U.S. Treasury Notes, 4.63%, due 06/30/25	36,408,359

37,630,000	U.S. Treasury Notes, 3.13%, due 08/15/25	36,764,216

32,410,000	U.S. Treasury Notes, 4.88%, due 11/30/25	32,336,571

32,925,000	U.S. Treasury Notes, 4.25%, due 12/31/25	32,544,305

	Total U.S. Government	507,242,783

	U.S. Government Agency — 2.5%

4,000,000	Federal Home Loan Banks, Variable Rate, 1 day USD SOFR + 0.10%, 5.43%, due 09/04/24	4,000,880

10,000,000	Federal Home Loan Banks, 5.50%, due 09/04/25	9,995,224

	Total U.S. Government Agency	13,996,104

	Repurchase Agreements — 8.0%

45,438,374	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 05/31/24 maturing on 06/03/24 with a maturity value of $45,458,443 and an effective yield of 5.30%, collateralized by a U.S. Treasury Notes with maturity dates 08/15/25 - 09/30/26 and a market value of $46,157,965.	45,438,374

Shares	Description	Value ($)

	Money Market Funds — 0.1%

799,737	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 5.24% (a)	799,737

	TOTAL SHORT-TERM INVESTMENTS (COST $567,721,090)	567,476,998

	TOTAL INVESTMENTS — 99.8% (Cost $567,721,090)	567,476,998

	Other Assets and Liabilities (net) — 0.2%	862,979

	TOTAL NET ASSETS — 100.0%	$568,339,977

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2024.

The rates shown on variable rate notes are the current interest rates at May 31, 2024 which are subject to change based on the terms of the security.

Portfolio Abbreviations:

SOFR - Secured Overnight Financing Rate

Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges

(including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2024, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; certain loan assignments valued using a vendor price of a comparable loan; certain investment funds whose valuations are based on monthly net asset value statements; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$4,004,362	$—	$—	$4,004,362

TOTAL DEBT OBLIGATIONS	4,004,362	—	—	4,004,362

Short-Term Investments	357,662	35,716,709	—	36,074,371

Total Investments	4,362,024	35,716,709	—	40,078,733

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	144,488	—	144,488
Futures Contracts
Interest Rate Risk	21,537	—	—	21,537

Total	$4,383,561	$35,861,197	$—	$40,244,758

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(373,023)	$—	$—	$(373,023)

Total	$(373,023)	$—	$—	$(373,023)

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$5,845,477	$—	$5,845,477
Corporate Debt	—	96,098,734	15,939,140	112,037,874
Sovereign and Sovereign Agency Issuers	—	1,864,998,010	135,081,175	2,000,079,185
U.S. Government	8,102,551	—	—	8,102,551

TOTAL DEBT OBLIGATIONS	8,102,551	1,966,942,221	151,020,315	2,126,065,087

Loan Assignments	—	—	20,510,355	20,510,355
Loan Participations	—	—	7,575,664	7,575,664
Investment Funds	—	—	13,524,561	13,524,561
Rights/Warrants	—	20,452,947	306,081	20,759,028
Short-Term Investments	4,250,317	52,999,503	—	57,249,820

Total Investments	12,352,868	2,040,394,671	192,936,976	2,245,684,515

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,617,403	—	2,617,403
Swap Contracts
Credit Risk	—	5,414,883	—	5,414,883
Interest Rate Risk	—	3,473,948	—	3,473,948

Total	$12,352,868	$2,051,900,905	$192,936,976	$2,257,190,749

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,035,965)	$—	$(2,035,965)
Swap Contracts
Credit Risk	—	(883,678)	—	(883,678)
Interest Rate Risk	—	(6,848,923)	—	(6,848,923)

Total	$—	$(9,768,566)	$—	$(9,768,566)

Description	Level 1	Level 2	Level 3	Total
High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$30,211,160	$—	$30,211,160
U.S. Government	36,107,008	—	—	36,107,008

TOTAL DEBT OBLIGATIONS	36,107,008	30,211,160	—	66,318,168

Short-Term Investments	977,561	82,889,751	—	83,867,312

Total Investments	37,084,569	113,100,911	—	150,185,480

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,690,000	—	1,690,000
Futures Contracts
Interest Rate Risk	5,293	—	—	5,293
Swap Contracts
Credit Risk	—	1,440,202	—	1,440,202
Interest Rate Risk	—	1,881,558	—	1,881,558

Total	$37,089,862	$118,112,671	$—	$155,202,533

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(24,547)	$—	$—	$(24,547)
Swap Contracts
Interest Rate Risk	—	(49,219)	—	(49,219)

Total	$(24,547)	$(49,219)	$—	$(73,766)

Multi-Sector Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$17,003,501	$—	$17,003,501
U.S. Government	2,052,621	—	—	2,052,621
U.S. Government Agency	—	12,942,736	—	12,942,736

TOTAL DEBT OBLIGATIONS	2,052,621	29,946,237	—	31,998,858

Common Stocks	11,468,600	—	—	11,468,600
Mutual Funds	18,322,696	—	—	18,322,696
Short-Term Investments	328,840	27,251,465	—	27,580,305

Total Investments	32,172,757	57,197,702	—	89,370,459

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	612,309	—	612,309
Futures Contracts
Interest Rate Risk	7,721	—	—	7,721
Swap Contracts
Interest Rate Risk	—	806,971	—	806,971

Total	$32,180,478	$58,616,982	$—	$90,797,460

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(151,419)	$—	$(151,419)
Futures Contracts
Interest Rate Risk	(98,938)	—	—	(98,938)
Swap Contracts
Credit Risk	—	(89,476)	—	(89,476)
Interest Rate Risk	—	(361,561)	—	(361,561)

Total	$(98,938)	$(602,456)	$—	$(701,394)

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$952,675,692	$8,284,385	$960,960,077
U.S. Government	102,228,729	—	—	102,228,729
U.S. Government Agency	7,501,651	74,908,647	—	82,410,298

TOTAL DEBT OBLIGATIONS	109,730,380	1,027,584,339	8,284,385	1,145,599,104

Mutual Funds	11,616,211	—	—	11,616,211
Short-Term Investments	3,755,110	275,075,710	—	278,830,820
Purchased Options	—	86,325	—	86,325

Total Investments	125,101,701	1,302,746,374	8,284,385	1,436,132,460

Derivatives^
Futures Contracts
Interest Rate Risk	101,338	—	—	101,338
Swap Contracts
Credit Risk	—	23,311,361	—	23,311,361

Total	$125,203,039	$1,326,057,735	$8,284,385	$1,459,545,159

Liability Valuation Inputs
Debt Obligations
U.S. Government Agency	$—	$(55,756,609)	$—	$(55,756,609)

TOTAL DEBT OBLIGATIONS	—	(55,756,609)	—	(55,756,609)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(170)	—	(170)
Futures Contracts
Interest Rate Risk	(722,650)	—	—	(722,650)
Written Options
Credit Risk	—	(8,499)	—	(8,499)
Swap Contracts
Credit Risk	—	(6,145,224)	—	(6,145,224)
Interest Rate Risk	—	(225,290)	—	(225,290)

Total	$(722,650)	$(62,135,792)	$—	$(62,858,442)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$463,812,283	$103,664,715	$—	$567,476,998

Total Investments	463,812,283	103,664,715	—	567,476,998

Total	$463,812,283	$103,664,715	$—	$567,476,998

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for bond forward contracts and forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of May 31, 2024, under U.S. GAAP the following Funds require additional disclosures about fair value measurements for Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25, Empresa Nacional de Electricidad SA, due 2/01/97 which is valued based on the average of a selection of comparable bonds and applying a 270 basis point discount for liquidity considerations and Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, due 6/23/28, which is valued based on a more liquid loan participation’s price.

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2024	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3		Balances as of May 31, 2024	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2024
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$15,769,296	$—	$—	$7,627	$—	$162,217	$—	$	— $	15,939,140	$162,217
Sovereign and Sovereign Agency Issuers	160,306,605	—	(4,270,000)	618,879	(2,730,000)	13,972,763	—		(32,817,072)‡	135,081,175	12,847,175
Investment Funds	13,370,532	—	(128,002)	—	33,592	248,439	—		—	13,524,561	248,439
Loan Assignments	22,151,861	—	(3,520,176)	131,953	502,477	1,244,240	—		—	20,510,355	1,237,685
Loan Participations	8,710,556	—	(1,283,333)	(89,669)	13,311	224,799	—		—	7,575,664	224,799
Rights/Warrants	5,204,280	—	—	—	—	584,491	—		(5,482,690)	306,081	(17,008)

Total Investments	225,513,130	—	(9,201,511)	668,790	(2,180,620)	16,436,949	—		(38,299,762)	192,936,976	14,703,307

Derivatives
Options	117,019	—	—	—	6,444,672	(6,561,691)	—		—	—	—

Total	$225,630,149	$—	$(9,201,511)#	$668,790	$4,264,052	$9,875,258	$—		$(38,299,762)	$192,936,976	$14,703,307

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $4,803,509 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended May 31, 2024.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Sovereign and Sovereign Agency Issuers	38,165,432	Fair Value	Discount for lack of liquidity/marketability	1.40% - 1.60% (1.42%)
Sovereign and Sovereign Agency Issuers	9,435	Fair Value	Discount for lack of liquidity/marketability	99% (N/A)
Corporate Debt	14,059,212	Fair Value	Discount for lack of liquidity/marketability	2.70% (N/A)
Loan Assignments	959,385	Fair Value	Discount for lack of liquidity/marketability	5.00% (N/A)
Loan Assignments	13,364,011	Fair Value	Vendor price of comparable loan	N/A
Warrants	306,081	Fair Value	Discount for lack of liquidity/marketability	50% (N/A)
Investment Funds	13,524,561	Fair Value	Net asset value statement	N/A

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of May 31, 2024, the value of these securities and/or derivatives for Emerging Country Debt Fund was $112,548,859. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2024 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Emerging Country Debt Fund
Bona Fide Investment Holdings II LLC	$12,461,563	$—	$—	$—	$—	$—	$380,668	$12,842,231
Bona Fide Investments Feeder LLC	908,969	—	128,002	—	—	33,592	(132,229)	682,330

Totals	$13,370,532	$—	$128,002	$—	$—	$33,592	$248,439	$13,524,561

Multi-Sector Fixed Income Fund
GMO Emerging Country Debt Fund, Class VI	$3,697,253	$—	$—	$—	$—	$—	$152,990	$3,850,243
GMO Opportunistic Income Fund, Class VI	14,460,403	—	—	165,632	—	—	12,050	14,472,453

Totals	$18,157,656	$—	$—	$165,632	$—	$—	$165,040	$18,322,696

Opportunistic Income Fund
GMO U.S. Treasury Fund	$11,616,211	$—	$—	$171,952	$—	$—	$—	$11,616,211

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2024 through May 31, 2024. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2025.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.1%

	Australia — 2.7%

53,758	Altium Ltd. (a)	2,408,894

597,152	Alumina Ltd. *	752,912

11,038	BHP Group Ltd. (a)	328,517

29,120	BlueScope Steel Ltd.	410,938

37,918	Brambles Ltd. (a)	360,431

61,522	GPT Group – (REIT)	172,588

146,610	Mirvac Group – (REIT)	192,555

71,241	Scentre Group – (REIT) (a)	150,326

70,191	Stockland – (REIT) (a)	211,507

	Total Australia	4,988,668

	Belgium — 0.6%

10,475	Ageas SA (a)	522,574

1,799	Groupe Bruxelles Lambert NV (a)	137,959

3,884	UCB SA (a)	544,811

	Total Belgium	1,205,344

	Brazil — 0.1%

4,388	Petroleo Brasileiro SA Sponsored ADR (a)	68,234

3,928	Vale SA Sponsored ADR (a)	47,332

	Total Brazil	115,566

	Canada — 2.3%

5,500	Alimentation Couche-Tard, Inc. (a)	321,013

372	BRP, Inc.	23,250

4,100	Canadian Tire Corp. Ltd. – Class A (a)	409,233

600	CGI, Inc. * (a)	59,249

900	Empire Co. Ltd. – Class A (a)	21,322

1,800	iA Financial Corp., Inc.	117,196

1,600	Magna International, Inc. (a) (b)	72,384

427	Magna International, Inc. (a) (b)	19,305

14,227	Manulife Financial Corp. (a) (b)	369,333

9,000	Manulife Financial Corp. (a) (b)	233,758

2,200	Nutrien Ltd. (a)	128,922

35,933	Nuvei Corp. (a)	1,157,042

2,800	Onex Corp. (a)	198,493

1,900	Power Corp. of Canada (a)	55,162

12,600	Quebecor, Inc. – Class B (a)	265,784

176,256	Resolute Forest Products, Inc. * (c)	352,512

5,000	West Fraser Timber Co. Ltd. (a) (b)	399,978

1,214	West Fraser Timber Co. Ltd. (a) (b)	97,132

	Total Canada	4,301,068

	China — 0.7%

111,000	Bank of Communications Co. Ltd. – Class H	83,779

17,500	Beijing Enterprises Holdings Ltd.	61,688

702,000	China Construction Bank Corp. – Class H	498,226

212,000	China Railway Group Ltd. – Class H	114,230

308,000	China Zhongwang Holdings Ltd. * (d)	—

187,000	CITIC Ltd.	189,644

Shares	Description	Value ($)

	China — continued

20,500	COSCO Shipping Holdings Co. Ltd. – Class H	34,328

152,000	Dongfeng Motor Group Co. Ltd. – Class H	49,306

13,000	Kingboard Holdings Ltd.	31,627

10,500	Orient Overseas International Ltd. (a)	178,337

8,500	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	12,620

17,200	Sinopharm Group Co. Ltd. – Class H	46,807

	Total China	1,300,592

	Denmark — 1.0%

122	AP Moller – Maersk AS – Class A (a)	214,083

232	AP Moller – Maersk AS – Class B (a)	421,818

17,636	Danske Bank AS (a)	542,159

1,363	Genmab AS * (a)	384,719

126	Pandora AS (a)	20,697

840	ROCKWOOL AS – B Shares	353,422

	Total Denmark	1,936,898

	Finland — 0.4%

142,786	Nokia OYJ (a)	558,493

8,703	Stora Enso OYJ – R Shares (a)	127,493

	Total Finland	685,986

	France — 1.1%

18,963	ArcelorMittal SA	500,293

550	Cie de Saint-Gobain SA (a)	48,560

9,490	Renault SA	557,444

17,339	Societe Generale SA	519,352

7,213	STMicroelectronics NV – NY Shares	302,730

19,520	Vivendi SE (a)	214,954

	Total France	2,143,333

	Germany — 0.3%

3,329	Continental AG (a)	226,886

1,328	Daimler Truck Holding AG (a)	56,820

686	DHL Group (a)	28,881

2,577	E.ON SE (a)	34,512

3,434	Mercedes-Benz Group AG (a)	249,230

164	Siemens AG (Registered) (a)	31,610

	Total Germany	627,939

	Israel — 0.5%

2,828	Bank Leumi Le-Israel BM	23,529

1,952	Check Point Software Technologies Ltd. * (e)	293,776

3,851	Israel Discount Bank Ltd. – Class A	19,806

36,223	Teva Pharmaceutical Industries Ltd. Sponsored ADR * (a)	613,255

4,074	Teva Pharmaceutical Industries Ltd. *	68,597

	Total Israel	1,018,963

	Italy — 0.6%

10,282	Leonardo SpA * (a)	264,473

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

21,302	Stellantis NV (a)	471,968

1,308,364	Telecom Italia SpA * (a)	344,891

	Total Italy	1,081,332

	Japan — 10.4%

10,500	Amano Corp.	252,421

13,400	Chubu Electric Power Co., Inc. (a)	185,131

17,500	Credit Saison Co. Ltd. (a)	379,386

20,700	Daiwabo Holdings Co. Ltd.	366,213

20,300	Denka Co. Ltd.	286,805

16,600	EXEO Group, Inc.	170,319

19,300	Fuji Corp.	312,367

16,100	FUJIFILM Holdings Corp. (a)	367,656

15,000	Fujikura Ltd.	309,532

25,200	H.U. Group Holdings, Inc. (a)	402,673

47,600	Honda Motor Co. Ltd. (a)	539,008

32,700	Inpex Corp. (a)	504,553

28,600	Isuzu Motors Ltd.	383,295

11,500	ITOCHU Corp. (a)	542,876

25,800	Kanematsu Corp.	442,645

5,200	Kansai Electric Power Co., Inc. (a)	94,105

6,600	Kawasaki Kisen Kaisha Ltd. (a)	98,091

21,500	Kirin Holdings Co. Ltd. (a)	296,914

4,400	Kyudenko Corp.	179,171

9,500	Maruichi Steel Tube Ltd.	226,678

30,600	Mitsubishi Electric Corp. (a)	531,747

13,600	Mitsui OSK Lines Ltd. (a)	448,288

12,200	Morinaga & Co. Ltd.	195,128

11,000	MS&AD Insurance Group Holdings, Inc. (a)	228,799

4,700	NEC Corp. (a)	349,858

12,900	NH Foods Ltd.	395,972

13,800	Nippon Yusen KK (a)	437,531

5,200	Nissan Motor Co. Ltd. (a)	18,598

1,700	Ono Pharmaceutical Co. Ltd.	24,617

36,200	Panasonic Holdings Corp. (a)	319,749

48,700	Penta-Ocean Construction Co. Ltd.	196,141

12,400	Renesas Electronics Corp. (a)	228,490

22,800	Rohm Co. Ltd. (a)	295,522

7,300	Sankyu, Inc.	263,676

25,100	Sega Sammy Holdings, Inc.	354,535

19,200	Sekisui House Ltd. (a)	432,337

69,420	Shinko Electric Industries Co. Ltd. (a)	2,488,007

5,200	Shionogi & Co. Ltd. (a)	234,276

21,100	Stanley Electric Co. Ltd.	388,177

13,800	Subaru Corp. (a)	308,495

31,200	SUMCO Corp. (a)	469,040

19,500	Sumitomo Corp. (a)	507,439

8,200	Sumitomo Mitsui Financial Group, Inc. (a)	536,682

16,600	Sumitomo Mitsui Trust Holdings, Inc.	385,943

28,000	T&D Holdings, Inc. (a)	506,194

5,500	TDK Corp. (a)	276,240

12,600	THK Co. Ltd.	244,341

Shares	Description	Value ($)

	Japan — continued

53,000	Tokai Carbon Co. Ltd.	337,024

80,700	Tokyo Electric Power Co. Holdings, Inc. * (a)	484,479

3,100	Toyota Industries Corp. (a)	292,363

1,400	Toyota Tsusho Corp. (a)	85,497

11,800	Yamaha Corp.	268,505

27,300	Yamaha Motor Co. Ltd. (a)	267,314

6,500	Zenkoku Hosho Co. Ltd.	232,911

	Total Japan	19,373,754

	Mexico — 0.0%

2,590	Cemex SAB de CV Sponsored ADR *	19,503

	Netherlands — 1.3%

8,945	Aegon Ltd. (a)	58,020

4,598	EXOR NV (a)	516,358

32,573	ING Groep NV (a)	581,928

16,214	Koninklijke Ahold Delhaize NV (a)	502,845

20,619	Koninklijke Philips NV * (a)	563,205

3,312	NN Group NV (a)	154,535

	Total Netherlands	2,376,891

	New Zealand — 0.0%

16,693	Meridian Energy Ltd. (a)	69,452

	Norway — 0.3%

17,453	Equinor ASA (a)	506,621

	Poland — 0.3%

26,712	ORLEN SA	432,694

36,448	PGE Polska Grupa Energetyczna SA *	62,961

	Total Poland	495,655

	South Africa — 0.1%

13,722	Bidvest Group Ltd.	179,405

	South Korea — 1.1%

1,471	GS Holdings Corp.	46,442

178	Hyundai Glovis Co. Ltd.	23,168

644	Hyundai Mobis Co. Ltd.	100,409

1,638	Hyundai Motor Co.	300,579

5,807	Kia Corp.	495,664

2,884	KT Corp. Sponsored ADR (a)	38,992

2,606	LG Corp.	153,336

6,292	LG Electronics, Inc.	478,593

127	NAVER Corp.	15,722

59	POSCO Holdings, Inc.	15,822

4,205	POSCO Holdings, Inc. Sponsored ADR (a)	283,459

1,217	Shinhan Financial Group Co. Ltd.	41,751

1,257	SK Telecom Co. Ltd. Sponsored ADR (a)	25,995

	Total South Korea	2,019,932

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Spain — 0.6%

48,988	Banco Bilbao Vizcaya Argentaria SA (a)	531,586

115,067	Banco Santander SA (a)	606,834

	Total Spain	1,138,420

	Sweden — 0.6%

56,524	Fastighets AB Balder – B Shares * (a)	382,709

21,565	Investor AB – B Shares (a)	585,174

2,403	Securitas AB – B Shares (a)	24,730

7,954	Skanska AB – B Shares	140,491

5,685	Volvo Car AB – Class B *	19,146

	Total Sweden	1,152,250

	Switzerland — 0.5%

10,861	Adecco Group AG (Registered) (a)	412,184

2,095	Roche Holding AG – Genusschein (a)	534,888

	Total Switzerland	947,072

	Thailand — 0.4%

97,400	Kasikornbank PCL NVDR	347,364

734,300	Krung Thai Bank PCL NVDR	343,724

10,600	PTT Exploration & Production PCL NVDR	44,573

27,800	PTT PCL NVDR	24,800

9,900	SCB X PCL NVDR	28,586

7,600	Thai Oil PCL NVDR	10,730

	Total Thailand	799,777

	Turkey — 0.3%

23,930	Akbank TAS	49,054

19,854	KOC Holding AS	146,715

5,634	Turk Hava Yollari AO *	52,982

356,794	Yapi ve Kredi Bankasi AS	358,046

	Total Turkey	606,797

	United Kingdom — 3.2%

15,145	3i Group PLC (a)	558,047

5,173	Berkeley Group Holdings PLC (a)	349,077

331,374	BT Group PLC (a)	554,798

6,485	Coca-Cola HBC AG (a)	220,070

575,727	DS Smith PLC	2,823,618

1,124	GSK PLC Sponsored ADR (e)	50,322

103,382	Kingfisher PLC	349,990

778	Shell PLC ADR (a)	56,623

122,108	Taylor Wimpey PLC	231,176

4,667	Unilever PLC Sponsored ADR (a)	255,518

54,514	Vodafone Group PLC Sponsored ADR (a)	524,425

	Total United Kingdom	5,973,664

	United States — 62.7%

5,533	3M Co. (e)	554,075

6,638	AAON, Inc. (e)	498,182

8,511	Acushnet Holdings Corp. (e)	560,875

Shares	Description	Value ($)

	United States — continued

3,689	Akamai Technologies, Inc. * (e)	340,273

266,395	Albertsons Cos., Inc. – Class A (a)	5,498,393

1,167	Allegion PLC (a) (e)	142,164

12,848	Ally Financial, Inc. (a) (e)	500,687

602	Alphabet, Inc. – Class A * (a)	103,845

1,522	Alphabet, Inc. – Class C * (a)	264,767

2,117	Amazon.com, Inc. * (a)	373,523

9,424	ANSYS, Inc. * (a) (e)	2,991,649

29,935	Apartment Income REIT Corp. – (REIT) (e)	1,159,981

3,295	AptarGroup, Inc. (a)	486,639

2,491	ArcBest Corp. (e)	262,850

1,603	Arch Capital Group Ltd. * (e)	164,516

1,184	Archer-Daniels-Midland Co. (e)	73,929

4,255	ASGN, Inc. * (a) (e)	399,587

546	Aspen Technology, Inc. * (e)	115,015

1,442	Atkore, Inc. (e)	219,400

4,046	Axcelis Technologies, Inc. * (a)	455,135

3,192	AZEK Co., Inc. *	153,088

2,459	Balchem Corp.	377,702

1,616	Bank of America Corp. (a)	64,624

75,000	Berkshire Hathaway, Inc. – Class B * (a)	31,080,000

710	Best Buy Co., Inc. (e)	60,222

1,433	Bio-Rad Laboratories, Inc. – Class A * (e)	411,070

13,127	BorgWarner, Inc.	468,109

2,752	Builders FirstSource, Inc. * (e)	442,494

4,877	Cactus, Inc. – Class A (a) (e)	250,434

3,936	Capital One Financial Corp. (a) (e)	541,712

34,895	Catalent, Inc. * (a)	1,877,002

1,396	CBRE Group, Inc. – Class A * (a)	122,946

6,120	Centene Corp. * (e)	438,131

45,914	Cerevel Therapeutics Holdings, Inc. *	1,870,536

56,028	ChampionX Corp. (a) (e)	1,827,633

8,504	Ciena Corp. *	409,638

4,480	Cirrus Logic, Inc. * (a) (e)	513,856

9,944	Cisco Systems, Inc. (a) (e)	462,396

9,014	Citigroup, Inc. (a)	561,662

24,512	Cleveland-Cliffs, Inc. * (a)	423,567

7,582	Cognizant Technology Solutions Corp. – Class A (e)	501,549

3,929	Cohen & Steers, Inc. (e)	276,169

12,311	Comcast Corp. – Class A (a)	492,809

226	Cummins, Inc. (e)	63,671

1,378	Curtiss-Wright Corp. (a)	389,726

8,430	CVS Health Corp. (a)	502,428

4,362	Discover Financial Services (a)	535,043

2,122	Dolby Laboratories, Inc. – Class A (a) (e)	171,903

2,122	DR Horton, Inc. (e)	313,632

4,268	Dropbox, Inc. – Class A * (e)	96,158

10,868	eBay, Inc. (a) (e)	589,263

28,656	Endeavor Group Holdings, Inc. – Class A (a)	768,840

148	EPAM Systems, Inc. * (a)	26,334

55,110	Equitrans Midstream Corp. (a)	786,971

9,562	Essent Group Ltd. (a) (e)	542,165

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

5,819	Etsy, Inc. * (e)	369,332

160	Everest Group Ltd. (a)	62,549

3,584	Expedia Group, Inc. * (a)	404,490

1,390	F5, Inc. * (e)	234,868

1,698	Fabrinet *	406,722

7,854	Fidelity National Financial, Inc. (e)	395,527

44,004	Ford Motor Co. (a)	533,768

296	Fox Corp. – Class A (e)	10,191

16,500	Fox Corp. – Class B (a)	527,010

17,583	Franklin Resources, Inc. (e)	414,959

1,266	FTI Consulting, Inc. * (a) (e)	271,937

95,635	GCI Liberty, Inc. * (c) (e)	—

5,608	GE HealthCare Technologies, Inc. (e)	437,424

12,565	General Motors Co. (a) (e)	565,299

14,629	Gentex Corp. (e)	512,015

9,861	Globus Medical, Inc. – Class A * (a) (e)	661,772

47,452	HashiCorp, Inc. – Class A * (a)	1,593,438

30,631	Hess Corp. (a)	4,720,237

26,329	Hewlett Packard Enterprise Co. (a) (e)	464,707

3,868	Houlihan Lokey, Inc. (a) (e)	523,534

18,081	HP, Inc. (a)	659,956

8,168	Incyte Corp. * (e)	472,029

15,235	Intel Corp. (a)	470,000

2,907	International Business Machines Corp. (a)	485,033

2,599	J & J Snack Foods Corp. (e)	422,883

3,800	Jazz Pharmaceuticals PLC * (e)	399,950

940	John B Sanfilippo & Son, Inc.	94,780

659	Kadant, Inc. (e)	188,481

599	Keysight Technologies, Inc. * (e)	82,950

26,850	Kinder Morgan, Inc. (e)	523,306

13,344	Kraft Heinz Co. (e)	471,977

2,394	Kroger Co.	125,374

2,796	Lancaster Colony Corp. (e)	518,658

2,922	Landstar System, Inc. (a)	531,892

1,953	Lennar Corp. – Class A (a) (e)	313,164

41,231	Liberty Broadband Corp. – Class C * (e)	2,230,185

96,199	Liberty Global Ltd. – Class A * (a)	1,603,637

9,025	Liberty Media Corp.-Liberty Formula One – Class A * (a)	617,400

7,534	Malibu Boats, Inc. – Class A * (e)	289,758

13,820	Match Group, Inc. * (a) (e)	423,307

28,160	McGrath RentCorp	3,068,877

535	Medpace Holdings, Inc. * (a) (e)	206,692

3,284	Merck & Co., Inc. (a)	412,273

980	Meta Platforms, Inc. – Class A (a)	457,493

3,745	Moderna, Inc. * (e)	533,850

5,494	Mosaic Co. (a)	169,929

15,698	Neogen Corp. * (a) (e)	206,429

10,899	New York Times Co. – Class A (a)	558,029

3,012	Nucor Corp. (a)	508,576

6,890	Ollie’s Bargain Outlet Holdings, Inc. * (e)	567,943

5,863	ON Semiconductor Corp. * (e)	428,234

8,111	Ovintiv, Inc. (a)	419,095

Shares	Description	Value ($)

	United States — continued

4,760	PACCAR, Inc. (e)	511,700

38,822	Paramount Global – Class B (e)	462,370

8,818	PayPal Holdings, Inc. * (a)	555,446

153,945	Pershing Square Tontine Holdings Ltd. * (d)	—

19,135	Pfizer, Inc. (a)	548,409

5,695	Power Integrations, Inc. (a) (e)	432,877

587	Preformed Line Products Co. (e)	78,858

3,308	PriceSmart, Inc. (e)	278,368

2,674	PulteGroup, Inc. (a)	313,714

1,532	QUALCOMM, Inc. (a)	312,605

2,138	RBC Bearings, Inc. * (e)	631,309

566	Regeneron Pharmaceuticals, Inc. * (a)	554,771

51,296	SilverBow Resources, Inc. * (a)	2,010,803

4,954	Skyworks Solutions, Inc. (e)	459,038

2,240	SolarEdge Technologies, Inc. * (e)	109,738

1,383	Solventum Corp. * (e)	82,067

215,385	Southwestern Energy Co. * (a) (e)	1,621,849

638	SS&C Technologies Holdings, Inc. (a)	39,588

3,718	Steel Dynamics, Inc. (e)	497,729

12,634	StepStone Group, Inc. – Class A (a)	542,504

11,478	Synchrony Financial (a)	502,736

1,469	TE Connectivity Ltd. (a)	219,909

1,374	Textron, Inc. (a) (e)	120,376

914	TopBuild Corp. * (a)	382,006

7,607	Tyson Foods, Inc. – Class A (a)	435,501

127,291	U.S. Steel Corp. (a) (e)	4,881,610

224	United Therapeutics Corp. * (a) (e)	61,629

905	Universal Display Corp. (a)	159,008

577	Valero Energy Corp. (a) (e)	90,670

13,309	Verizon Communications, Inc. (a)	547,665

43,779	Viatris, Inc. (e)	464,057

108,455	Vizio Holding Corp. – Class A *	1,164,807

23,919	Walgreens Boots Alliance, Inc. (e)	387,966

378	Westlake Corp. (e)	60,692

32,145	Westrock Co. (e)	1,724,258

2,192	Woodward, Inc. (a)	408,808

2,548	XPEL, Inc. * (e)	96,824

7,331	Zoom Video Communications, Inc. – Class A * (a) (e)	449,684

	Total United States	117,352,836

	TOTAL COMMON STOCKS (COST $169,364,389)	172,417,718

	PREFERRED STOCKS (f) — 0.6%

	Brazil — 0.0%

1,278	Petroleo Brasileiro SA ADR (a)	18,927

	Germany — 0.6%

2,025	Bayerische Motoren Werke AG (a)	195,767

8,636	Porsche Automobil Holding SE	476,522

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Germany — continued

3,949	Volkswagen AG (a)	496,236

	Total Germany	1,168,525

	TOTAL PREFERRED STOCKS (COST $1,134,761)	1,187,452

	RIGHTS/WARRANTS — 0.3%

	United States — 0.3%

195,149	Bristol-Myers Squibb Co. * (c)	429,328

13,635	Contra Abiomed, Inc. * (c)	23,861

38,486	Pershing Square Holdings Ltd. * (c)	11,546

	TOTAL RIGHTS/WARRANTS (COST $298,336)	464,735

	INVESTMENT FUNDS — 1.7%

	United States — 1.7%

1,356,086	Altaba, Inc.* (c)	3,186,802

	TOTAL INVESTMENT FUNDS (COST $2,523,375)	3,186,802

	DEBT OBLIGATIONS — 44.9%

	United States — 44.9%

	U.S. Government — 20.9%

25,550,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.20%, 5.53%, due 01/31/25 (a) (g)	25,577,860

1,185,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.17%, 5.49%, due 04/30/25 (a) (g)	1,186,261

4,967,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.17%, 5.50%, due 10/31/25 (a) (g)	4,973,372

7,290,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 5.48%, due 04/30/26 (a) (g)	7,293,383

	Total U.S. Government	39,030,876

	U.S. Government Agency — 24.0%

2,500,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 06/01/54	2,459,447

42,500,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 06/01/54	42,558,369

	Total U.S. Government Agency	45,017,816

	Total United States	84,048,692

	TOTAL DEBT OBLIGATIONS (COST $84,005,530)	84,048,692

	Shares / Par Value†	Description	Value ($)

		MUTUAL FUNDS — 2.0%

		United States — 2.0%

		Affiliated Issuers — 2.0%

	160,655	GMO Resources Fund, Class VI	3,683,820

		TOTAL MUTUAL FUNDS (COST $3,875,000)	3,683,820

		SHORT-TERM INVESTMENTS — 24.2%

		Sovereign and Sovereign Agency Issuers — 6.8%

JPY	2,000,000,000	Japan Treasury Discount Bills, Zero Coupon, due 07/16/24	12,716,819

		Money Market Funds — 0.8%

	1,492,250	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (h)	1,492,250

		Repurchase Agreements — 16.6%

	31,002,790	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 05/31/24, maturing on 06/03/24 with a maturity value of $31,016,483 and an effective yield of 5.30%, collateralized by a U.S. Treasury Note with maturity date 09/30/28 and a market value of $31,484,633.	31,002,790

		TOTAL SHORT-TERM INVESTMENTS (COST $45,683,899)	45,211,859

		TOTAL INVESTMENTS — 165.8% (Cost $306,885,290)	310,201,078

		SECURITIES SOLD SHORT — (60.4)%

		Common Stocks — (45.8)%

		Australia — (1.2)%

	(6,832)	ASX Ltd.	(284,503)

	(5,025)	CAR Group Ltd.	(117,337)

	(1,760)	Cochlear Ltd.	(379,266)

	(18,551)	IDP Education Ltd.	(198,498)

	(50,175)	Lottery Corp. Ltd.	(163,392)

	(685)	Mineral Resources Ltd.	(32,913)

	(6,150)	Ramsay Health Care Ltd.	(193,545)

	(201)	REA Group Ltd.	(25,137)

	(5,791)	WiseTech Global Ltd.	(376,382)

	(5,983)	Xero Ltd. *	(543,222)

		Total Australia	(2,314,195)

		Austria — (0.1)%

	(3,070)	Verbund AG	(252,068)

		Belgium — (0.3)%

	(7,574)	Anheuser-Busch InBev SA	(477,856)

	(9)	Lotus Bakeries NV	(95,498)

		Total Belgium	(573,354)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Canada — (2.2)%

(2,192)	Agnico Eagle Mines Ltd.	(149,516)

(22,400)	AltaGas Ltd.	(505,374)

(7,039)	Brookfield Renewable Corp. – Class A	(222,010)

(10,540)	Cameco Corp.	(585,075)

(14,941)	Enbridge, Inc.	(546,542)

(4,015)	Franco-Nevada Corp.	(497,057)

(14,745)	GFL Environmental, Inc.	(464,025)

(7,516)	Pan American Silver Corp.	(165,352)

(15,296)	Pembina Pipeline Corp.	(567,941)

(6,460)	Restaurant Brands International, Inc.	(443,027)

	Total Canada	(4,145,919)

	China — (0.0)%

(565)	Yum China Holdings, Inc.	(20,204)

	Denmark — (0.2)%

(3,031)	Coloplast AS – Class B	(364,560)

(648)	Novo Nordisk AS – Class B	(87,796)

	Total Denmark	(452,356)

	Finland — (0.0)%

(1,979)	Elisa OYJ	(92,213)

	France — (1.0)%

(9,647)	Accor SA *	(420,865)

(2,384)	Aeroports de Paris SA	(341,617)

(26,150)	Getlink SE	(460,829)

(223)	Hermes International SCA	(529,317)

(163)	Sartorius Stedim Biotech	(32,470)

	Total France	(1,785,098)

	Germany — (1.5)%

(2,262)	adidas AG	(572,897)

(540)	Covestro AG *	(29,095)

(14,829)	Delivery Hero SE *	(454,240)

(1,978)	MTU Aero Engines AG	(494,100)

(316)	Rational AG	(269,664)

(21)	Rheinmetall AG	(12,105)

(7,023)	Siemens Energy AG *	(191,245)

(4,030)	Symrise AG	(481,386)

(2,212)	Talanx AG	(176,444)

(888)	Vonovia SE	(27,915)

(2,716)	Zalando SE *	(72,135)

	Total Germany	(2,781,226)

	Ireland — (0.8)%

(32,145)	Smurfit Kappa Group PLC	(1,567,807)

	Israel — (0.3)%

(2,099)	CyberArk Software Ltd. *	(481,196)

(261)	Monday.com Ltd. *	(58,962)

	Total Israel	(540,158)

Shares	Description	Value ($)

	Italy — (1.0)%

(12,146)	Amplifon SpA	(448,954)

(20)	DiaSorin SpA	(2,158)

(1,316)	Ferrari NV	(542,300)

(32,479)	FinecoBank Banca Fineco SpA	(526,762)

(34,731)	Infrastrutture Wireless Italiane SpA	(380,788)

	Total Italy	(1,900,962)

	Japan — (2.7)%

(21,800)	Aeon Co. Ltd.	(470,207)

(6,800)	Asahi Intecc Co. Ltd.	(98,265)

(1,400)	Disco Corp.	(550,702)

(2,000)	East Japan Railway Co.	(34,683)

(400)	Ibiden Co. Ltd.	(16,175)

(16,700)	Japan Exchange Group, Inc.	(392,533)

(3,700)	Keisei Electric Railway Co. Ltd.	(132,891)

(6,800)	Kintetsu Group Holdings Co. Ltd.	(144,569)

(7,300)	Kobe Bussan Co. Ltd.	(161,466)

(2,000)	Lasertec Corp.	(514,232)

(500)	McDonald’s Holdings Co. Japan Ltd.	(20,481)

(22,500)	MonotaRO Co. Ltd.	(237,677)

(16,000)	Oriental Land Co. Ltd.	(447,306)

(90,600)	Rakuten Group, Inc. *	(471,222)

(3,200)	Sharp Corp. *	(19,773)

(6,800)	Shiseido Co. Ltd.	(215,813)

(41,700)	SoftBank Corp.	(499,992)

(3,500)	SoftBank Group Corp.	(202,536)

(4,700)	Tobu Railway Co. Ltd.	(83,065)

(20,000)	Tokyu Corp.	(233,339)

(2,400)	West Japan Railway Co.	(47,881)

(1,700)	Zensho Holdings Co. Ltd.	(66,936)

	Total Japan	(5,061,744)

	Netherlands — (0.9)%

(337)	Adyen NV *	(437,016)

(2,907)	BE Semiconductor Industries NV	(432,468)

(7,827)	OCI NV	(214,663)

(17,182)	Universal Music Group NV	(535,454)

	Total Netherlands	(1,619,601)

	Peru — (0.3)%

(4,370)	Southern Copper Corp.	(518,413)

	Singapore — (0.4)%

(126,597)	Grab Holdings Ltd. – Class A *	(464,611)

(239,624)	Seatrium Ltd. *	(312,782)

(5,100)	Singapore Airlines Ltd.	(25,610)

	Total Singapore	(803,003)

	Spain — (0.6)%

(14,075)	Cellnex Telecom SA *	(514,161)

(14,066)	Ferrovial SE	(555,898)

	Total Spain	(1,070,059)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Sweden — (0.5)%

(15,618)	Beijer Ref AB	(255,663)

(14,621)	EQT AB	(447,867)

(22)	Evolution AB	(2,373)

(7,721)	H & M Hennes & Mauritz AB – Class B	(136,524)

	Total Sweden	(842,427)

	Switzerland — (0.3)%

(2,176)	Avolta AG	(88,354)

(332)	Bachem Holding AG	(30,015)

(154)	Partners Group Holding AG	(207,257)

(4,112)	SIG Group AG	(85,643)

(180)	VAT Group AG	(98,710)

	Total Switzerland	(509,979)

	United Kingdom — (2.3)%

(2,515)	Admiral Group PLC	(87,257)

(45,970)	Auto Trader Group PLC	(483,580)

(2,274)	Flutter Entertainment PLC *	(437,596)

(19,193)	Hargreaves Lansdown PLC	(260,555)

(50,713)	Informa PLC	(551,961)

(4,659)	InterContinental Hotels Group PLC	(473,116)

(4,809)	London Stock Exchange Group PLC	(563,694)

(51,501)	M&G PLC	(131,674)

(2,468)	Melrose Industries PLC	(19,530)

(34,626)	Phoenix Group Holdings PLC	(220,332)

(93,834)	Rolls-Royce Holdings PLC *	(548,072)

(7,074)	Severn Trent PLC	(216,159)

(520)	Spirax-Sarco Engineering PLC	(59,462)

(28,138)	Wise PLC – Class A *	(295,675)

	Total United Kingdom	(4,348,663)

	United States — (29.2)%

(1,956)	AbbVie, Inc.	(315,385)

(27,474)	AES Corp.	(593,164)

(17,044)	Alcoa Corp.	(754,538)

(3,071)	Alnylam Pharmaceuticals, Inc. *	(455,829)

(8,103)	Amedisys, Inc. *	(738,588)

(1,181)	American Tower Corp. – (REIT)	(231,169)

(1,733)	Amgen, Inc.	(530,038)

(765)	Analog Devices, Inc.	(179,385)

(2,183)	Arthur J Gallagher & Co.	(553,019)

(1,637)	Axon Enterprise, Inc. *	(461,094)

(1,749)	Bill Holdings, Inc. *	(91,035)

(2,850)	Boeing Co. *	(506,189)

(438)	Broadcom, Inc.	(581,905)

(2,249)	Burlington Stores, Inc. *	(539,872)

(10,964)	Caesars Entertainment, Inc. *	(389,880)

(5,361)	Celsius Holdings, Inc. *	(428,773)

(8,676)	Charter Communications, Inc. – Class A *	(2,491,053)

(18,676)	Chesapeake Energy Corp.	(1,698,209)

(31,406)	Chevron Corp.	(5,097,194)

Shares	Description	Value ($)

	United States — continued

(170)	Chipotle Mexican Grill, Inc. *	(532,018)

(5,799)	Cloudflare, Inc. – Class A *	(392,534)

(1,052)	Coinbase Global, Inc. – Class A *	(237,668)

(133,034)	Crescent Energy Co.	(1,676,228)

(7,100)	Dayforce, Inc. *	(351,166)

(4,394)	Dexcom, Inc. *	(521,875)

(964)	Dominion Energy, Inc.	(51,979)

(11,997)	DraftKings, Inc. – Class A *	(421,455)

(29,968)	EQT Corp.	(1,231,385)

(1,494)	Equity LifeStyle Properties, Inc. – (REIT)	(93,778)

(723)	Erie Indemnity Co. – Class A	(262,037)

(7,670)	Exact Sciences Corp. *	(348,602)

(429)	Fair Isaac Corp. *	(553,380)

(309)	Fastenal Co.	(20,388)

(7,880)	Fidelity National Information Services, Inc.	(597,934)

(434)	Fortinet, Inc. *	(25,745)

(959)	Gartner, Inc. *	(402,464)

(846)	HubSpot, Inc. *	(516,948)

(1,551)	Hyatt Hotels Corp. – Class A	(228,726)

(2,546)	Insulet Corp. *	(451,126)

(73,982)	International Paper Co.	(3,335,848)

(1,816)	IQVIA Holdings, Inc. *	(397,867)

(3,492)	Iron Mountain, Inc. – (REIT)	(281,769)

(25,227)	Juniper Networks, Inc.	(899,847)

(28,816)	Kroger Co.	(1,509,094)

(575)	Lamb Weston Holdings, Inc.	(50,767)

(4,761)	Lattice Semiconductor Corp. *	(353,457)

(91,377)	Liberty Global Ltd. – Class C *	(1,559,805)

(15,506)	Liberty Media Corp.-Liberty Formula One – Class C *	(1,149,615)

(1,284)	Linde PLC	(559,208)

(5,464)	Live Nation Entertainment, Inc. *	(512,195)

(1,001)	Manhattan Associates, Inc. *	(219,760)

(695)	MarketAxess Holdings, Inc.	(138,256)

(959)	Marvell Technology, Inc.	(65,989)

(1,212)	Mastercard, Inc. – Class A	(541,849)

(937)	McKesson Corp.	(533,706)

(342)	MercadoLibre, Inc. *	(590,148)

(1,290)	MongoDB, Inc. *	(304,517)

(1,004)	Moody’s Corp.	(398,578)

(83)	Motorola Solutions, Inc.	(30,288)

(1,000)	MSCI, Inc.	(495,180)

(13,824)	Newmont Corp.	(579,779)

(4,315)	NiSource, Inc.	(125,394)

(5,001)	Okta, Inc. *	(443,489)

(7,151)	ONEOK, Inc.	(579,231)

(22,294)	Palantir Technologies, Inc. – Class A *	(483,334)

(461)	Palo Alto Networks, Inc. *	(135,954)

(3,390)	Paychex, Inc.	(407,342)

(1,321)	PTC, Inc. *	(232,813)

(2,676)	Repligen Corp. *	(398,965)

(19,037)	Rivian Automotive, Inc. – Class A *	(207,884)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(12,197)	ROBLOX Corp. – Class A *	(410,063)

(6,495)	Roku, Inc. *	(372,813)

(11,007)	Rollins, Inc.	(502,910)

(7,666)	Samsara, Inc. – Class A *	(260,107)

(41,183)	Schlumberger NV	(1,889,888)

(864)	Seagate Technology Holdings PLC	(80,559)

(717)	Simon Property Group, Inc. – (REIT)	(108,489)

(1,794)	Snap, Inc. – Class A *	(26,946)

(3,272)	Snowflake, Inc. – Class A *	(445,581)

(431)	Starbucks Corp.	(34,575)

(74)	Super Micro Computer, Inc. *	(58,054)

(3,254)	Synopsys, Inc. *	(1,824,843)

(2,991)	Tesla, Inc. *	(532,637)

(119)	Texas Pacific Land Corp.	(73,103)

(21,103)	Toast, Inc. – Class A *	(511,326)

(1,221)	Trade Desk, Inc. – Class A *	(113,284)

(434)	TransDigm Group, Inc.	(582,962)

(3,548)	Uber Technologies, Inc. *	(229,059)

(5,789)	Unity Software, Inc. *	(105,765)

(1,900)	Vail Resorts, Inc.	(358,568)

(1,509)	Vistra Corp.	(149,512)

(1,110)	Watsco, Inc.	(527,139)

(14,328)	Williams Cos., Inc.	(594,755)

(31,779)	WillScot Mobile Mini Holdings Corp. *	(1,253,046)

(918)	Zillow Group, Inc. – Class C *	(37,592)

(2,402)	Zscaler, Inc. *	(408,244)

	Total United States	(54,567,503)

	TOTAL COMMON STOCKS (PROCEEDS $81,913,658)	(85,766,952)

Shares / Par Value†	Description	Value ($)

	PREFERRED STOCKS (f) — (0.2)%

	Germany — (0.2)%

(1,370)	Sartorius AG	(363,143)

	TOTAL PREFERRED STOCKS (PROCEEDS $542,827)	(363,143)

	DEBT OBLIGATIONS — (14.4)%

	United States — (14.4)%

	U.S. Government Agency — (14.4)%

(30,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 06/01/39	(26,964,014)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $26,885,156)	(26,964,014)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $109,341,641)	(113,094,109)

	Other Assets and Liabilities (net) — (5.4)%	(9,997,555)

	TOTAL NET ASSETS — 100.0%	$187,109,414

A summary of outstanding financial instruments at May 31, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/29/2024	UBSA	AUD	291,689	USD	194,974	593
06/04/2024	BCLY	BRL	5,393,398	USD	1,037,791	10,653
06/04/2024	MSCI	BRL	8,878,578	USD	1,713,702	22,835
08/23/2024	GS	CLP	90,000,000	USD	100,012	2,042
08/23/2024	MSCI	CLP	90,000,000	USD	99,061	1,091
07/29/2024	SSB	IDR	1,185,857,000	USD	72,921	99
08/09/2024	CITI	ILS	717,605	USD	194,890	669
08/06/2024	MSCI	INR	6,000,000	USD	72,022	254
08/06/2024	SSB	INR	10,000,000	USD	119,764	151
08/13/2024	CITI	JPY	330,454,400	USD	2,154,216	30,668
07/29/2024	DB	JPY	1,198,006,614	USD	7,713,807	32,433
07/24/2024	GS	JPY	221,000,000	USD	1,421,734	5,791
07/16/2024	MSCI	JPY	2,000,000,000	USD	13,405,733	607,146
07/24/2024	MSCI	JPY	90,000,000	USD	579,174	2,546
07/29/2024	SSB	JPY	1,198,006,613	USD	7,712,977	31,604
08/23/2024	SSB	KRW	270,000,000	USD	197,972	1,894

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/04/2024	BCLY	MXN	37,504,948	USD	2,212,982	2,452
06/04/2024	JPM	MXN	4,160,874	USD	248,126	2,886
06/04/2024	MSCI	MXN	37,504,948	USD	2,211,377	847
07/16/2024	BOA	NOK	4,600,000	USD	439,592	887
06/26/2024	SSB	NOK	16,054,183	USD	1,533,676	3,335
06/25/2024	MSCI	PEN	1,040,000	USD	280,685	1,593
07/29/2024	CITI	PHP	5,000,000	USD	85,447	72
08/20/2024	JPM	PLN	1,150,000	USD	292,605	951
07/24/2024	CITI	SGD	360,000	USD	267,305	238
07/24/2024	MSCI	SGD	120,000	USD	89,045	22
08/20/2024	BCLY	THB	25,552,251	USD	711,348	12,543
08/20/2024	MSCI	THB	3,300,000	USD	91,848	1,599
08/20/2024	SSB	THB	3,900,000	USD	107,566	909
07/24/2024	GS	TWD	3,300,000	USD	103,270	1,598
07/24/2024	SSB	TWD	15,300,000	USD	474,616	3,227
06/11/2024	CITI	USD	212,258	AUD	320,000	697

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/27/2024	MSCI	USD	447,466	AUD	688,151	10,702
06/11/2024	SSB	USD	852,570	AUD	1,290,000	5,904
07/10/2024	BCLY	USD	7,554,979	CAD	10,367,332	57,204
06/28/2024	MSCI	USD	811,191	CAD	1,110,000	3,622
06/28/2024	SSB	USD	2,517,580	CAD	3,432,285	1,944
07/12/2024	DB	USD	2,086,258	CHF	1,880,000	6,215
07/16/2024	BOA	USD	119,040	CZK	2,800,000	4,063
07/16/2024	BBH	USD	101,028	CZK	2,400,000	4,489
07/16/2024	MSCI	USD	152,108	CZK	3,600,000	6,168
07/31/2024	CITI	USD	651,288	EUR	600,000	1,417
07/31/2024	JPM	USD	1,726,111	EUR	1,586,880	164
07/31/2024	MSCI	USD	695,101	EUR	640,000	1,118
07/16/2024	BCLY	USD	1,086,969	GBP	870,000	21,860
07/29/2024	BCLY	USD	3,432,549	GBP	2,696,883	4,892
07/16/2024	SSB	USD	596,805	GBP	470,000	2,218
08/09/2024	MSCI	USD	108,013	ILS	400,000	248
08/06/2024	BCLY	USD	311,332	INR	26,073,064	535
07/16/2024	BOA	USD	309,726	NOK	3,400,000	14,534
06/26/2024	BCLY	USD	197,060	NOK	2,154,727	8,336
07/16/2024	CITI	USD	5,156,292	NOK	56,027,768	187,113
06/26/2024	MSCI	USD	17,829,945	NOK	194,370,471	698,128
08/30/2024	CITI	USD	770,873	NZD	1,260,000	3,613
06/25/2024	CITI	USD	74,557	PEN	280,000	583
06/25/2024	GS	USD	191,987	PEN	720,000	1,230
07/25/2024	DB	USD	54,458	RON	250,000	9
07/10/2024	BCLY	USD	2,478,611	SEK	26,755,521	68,274
07/10/2024	GS	USD	198,260	SEK	2,100,000	1,642
07/24/2024	SSB	USD	120,061	TWD	3,900,000	96
06/28/2024	BOA	USD	115,753	ZAR	2,200,000	1,132
06/28/2024	MSCI	USD	20,969	ZAR	400,000	283
06/11/2024	CITI	AUD	2,630,000	USD	1,745,215	(5,006)
06/27/2024	MSCI	AUD	4,370,576	USD	2,862,432	(47,476)
07/29/2024	MSCI	AUD	9,630,269	USD	6,392,717	(24,890)
06/28/2024	BCLY	CAD	2,830,000	USD	2,067,385	(10,022)
07/12/2024	DB	CHF	290,000	USD	321,658	(1,117)
07/12/2024	MSCI	CHF	6,577,275	USD	7,290,653	(29,972)
07/31/2024	SSB	CHF	5,926,098	USD	6,541,994	(68,136)
07/31/2024	UBSA	CHF	5,926,098	USD	6,542,680	(67,450)
08/23/2024	GS	COP	280,000,000	USD	71,331	(217)
07/16/2024	CITI	CZK	1,400,000	USD	61,468	(83)
07/16/2024	GS	CZK	8,570,976	USD	360,353	(16,474)
07/31/2024	MSCI	EUR	5,040,000	USD	5,416,462	(66,263)
07/16/2024	CITI	GBP	680,000	USD	854,481	(12,190)
06/14/2024	DB	HUF	75,479,461	USD	210,040	(42)
08/06/2024	MSCI	INR	9,000,000	USD	107,481	(171)
07/16/2024	BOA	NOK	3,400,000	USD	323,206	(1,054)
06/26/2024	BCLY	NOK	18,360,344	USD	1,727,456	(22,716)
07/16/2024	CITI	NOK	7,900,000	USD	739,193	(14,235)
07/31/2024	SSB	NZD	3,559,105	USD	2,185,491	(2,273)
08/30/2024	SSB	NZD	6,600,000	USD	4,047,755	(9,076)
08/20/2024	CITI	PLN	50,000	USD	12,639	(42)
07/25/2024	BCLY	RON	3,541,896	USD	760,783	(10,882)
07/25/2024	CITI	RON	700,000	USD	152,216	(292)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/10/2024	BOA	SEK	5,500,000	USD	523,028	(523)
07/15/2024	BCLY	SEK	2,512,612	USD	233,293	(5,945)
07/15/2024	DB	SEK	3,583,750	USD	331,157	(10,070)
07/24/2024	CITI	SGD	160,000	USD	117,858	(838)
07/24/2024	SSB	SGD	885,848	USD	654,043	(3,126)
08/20/2024	MSCI	THB	9,000,000	USD	246,114	(19)
07/24/2024	CITI	TWD	21,343,349	USD	656,886	(696)
06/04/2024	BCLY	USD	1,144,669	BRL	5,741,429	(51,251)
08/02/2024	BCLY	USD	1,031,420	BRL	5,393,398	(10,019)
06/04/2024	MSCI	USD	1,700,667	BRL	8,530,547	(76,080)
08/02/2024	MSCI	USD	1,565,463	BRL	8,182,516	(15,859)
08/02/2024	SSB	USD	124,046	BRL	650,000	(949)
08/23/2024	MSCI	USD	546,002	CLP	484,096,500	(19,034)
08/23/2024	GS	USD	30,667	COP	120,000,000	(3)
08/23/2024	MSCI	USD	509,342	COP	1,975,101,500	(4,646)
07/31/2024	CITI	USD	991,071	EUR	910,000	(1,135)
07/31/2024	MSCI	USD	3,854,623	EUR	3,541,729	(1,781)
07/16/2024	BCLY	USD	972,512	GBP	760,000	(3,880)
07/29/2024	DB	USD	439,789	GBP	344,161	(1,122)
06/14/2024	CITI	USD	167,594	HUF	60,000,000	(597)
07/29/2024	CITI	USD	49,373	IDR	800,000,000	(247)
07/29/2024	SSB	USD	160,730	IDR	2,600,000,000	(1,069)
08/09/2024	CITI	USD	82,078	ILS	300,000	(883)
08/09/2024	MSCI	USD	313,638	ILS	1,150,000	(2,390)
07/29/2024	BCLY	USD	422,367	JPY	65,774,709	(633)
07/24/2024	DB	USD	619,509	JPY	95,000,000	(10,846)
07/29/2024	JPM	USD	448,298	JPY	69,667,177	(1,606)
07/24/2024	MSCI	USD	6,518,574	JPY	994,915,155	(144,172)
08/23/2024	CITI	USD	21,195	KRW	28,830,175	(258)
06/04/2024	BCLY	USD	2,350,118	MXN	39,585,384	(16,968)
08/02/2024	BCLY	USD	2,192,541	MXN	37,504,948	(2,366)
07/16/2024	DB	USD	222,584	MXN	3,800,000	(88)
07/16/2024	JPM	USD	924,643	MXN	15,618,725	(10,145)
06/04/2024	MSCI	USD	2,346,899	MXN	39,585,385	(13,749)
08/02/2024	MSCI	USD	2,190,991	MXN	37,504,948	(816)
06/25/2024	BCLY	USD	75,869	PEN	280,000	(729)
06/25/2024	GS	USD	118,996	PEN	440,000	(918)
06/25/2024	JPM	USD	75,417	PEN	280,000	(277)
06/25/2024	MSCI	USD	75,414	PEN	280,000	(274)
07/29/2024	CITI	USD	86,550	PHP	5,000,000	(1,175)
08/20/2024	CITI	USD	101,869	PLN	400,000	(424)
08/20/2024	MSCI	USD	76,300	PLN	300,000	(216)
07/25/2024	DB	USD	87,195	RON	400,000	(48)
07/24/2024	MSCI	USD	65,069	TWD	2,100,000	(368)
06/28/2024	BOA	USD	248,197	ZAR	4,600,000	(3,803)
06/28/2024	CITI	USD	162,640	ZAR	3,000,000	(3,252)
06/28/2024	MSCI	USD	195,871	ZAR	3,600,000	(4,605)
06/28/2024	SSB	USD	218,720	ZAR	4,000,000	(6,203)
07/31/2024	SSB	USD	254,911	ZAR	4,683,635	(6,753)
06/28/2024	BNYM	ZAR	2,000,000	USD	104,806	(1,452)

						$1,047,676

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
5	Australia Government Bond 10 Yr.	June 2024	374,791	(9,735)
42	CAC40 10 Euro	June 2024	3,666,593	(65,947)
30	CBOE Volatility Index (g)	June 2024	413,688	(3,693)
67	Cotton (g)	July 2024	2,551,025	(151,812)
1	DAX Index	June 2024	506,365	(6,160)
23	FTSE MIB Index	June 2024	4,342,615	121,884
184	Iron Ore (g)	July 2024	2,124,832	(96,653)
7	Live Cattle Futures (g)	August 2024	499,660	(6,316)
19	Natural Gas (g)	June 2024	491,530	13,663
28	NY Harbor ULSD Futures (g)	June 2024	2,803,819	(95,235)
11	NYMEX Platinum Futures (g)	July 2024	573,100	56,867
15	RBOB Gasoline (g)	June 2024	1,522,962	(48,023)
73	S&P 500 E-Mini	June 2024	19,328,575	252,099
155	Soybean (g)	July 2024	9,338,750	123,229
53	Soybean Meal (g)	July 2024	1,932,910	133,442
33	Soybean Oil (g)	July 2024	901,296	(5,052)
140	Sugar (g)	June 2024	2,869,440	(322,724)
7	Swiss Market New Index
	Futures	June 2024	936,352	6,658
8	TOPIX Index	June 2024	1,413,766	15,168
7	U.S. Long Bond (CBT)	September 2024	812,437	(6,548)
39	U.S. Treasury Note 5 Yr. (CBT)	September 2024	4,126,078	(10,377)
2	U.S. Treasury Ultra 10 Yr. (CBT)	September 2024	224,063	(750)
34	UK Gilt Long Bond	September 2024	4,173,018	(32,353)

			$65,927,665	$(138,368)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
13	Canadian Government Bond 10 Yr.	September 2024	1,133,893	2,790
29	Cocoa (g)	July 2024	2,705,990	(8,448)
8	Cocoa (g)	September 2024	686,880	(65,800)
31	Coffee (g)	July 2024	2,584,819	(123,713)
59	Copper (g)	July 2024	6,787,950	(371,058)
331	Corn (g)	July 2024	7,385,438	182,838
137	E-mini Russell 2000 Index	June 2024	14,219,230	149,322
9	Euro Bund	June 2024	1,263,063	23,637
7	Euro Bund	September 2024	987,243	(428)
2	FTSE 100 Index	June 2024	212,432	495
77	FTSE Taiwan Index	June 2024	5,564,686	140,501
7	Gold (g)	August 2024	1,642,060	30,455
39	Hang Seng Index	June 2024	4,507,346	151,211
188	IFSC NIFTY 50 Index	June 2024	8,530,688	149,177
50	KOSPI 200 Index	June 2024	3,261,483	6,584
34	Lean Hogs (g)	July 2024	1,320,900	65,829
34	MSCI Singapore	June 2024	778,877	6,215
4	OMX Stockholm 30 Index	June 2024	99,820	454
16	S&P/TSX 60	June 2024	3,132,969	(11,379)
34	Silver (g)	July 2024	5,174,800	(413,795)
8	U.S. Treasury Note 10 Yr. (CBT)	September 2024	870,375	1,751
4	U.S. Treasury Note 2 Yr. (CBT)	September 2024	814,813	(168)
6	U.S. Ultra Bond (CBT)	September 2024	734,625	7,887
33	WCE Canola Futures (g)	July 2024	320,085	(9,002)
159	Wheat (g)	July 2024	5,394,075	(846,490)
25	WTI Crude (g)	June 2024	1,924,750	42,018

			$82,039,290	$(889,117)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Index Options – Puts
S&P 500 Index	4,970.00	06/07/24	(4)	USD	(2,111,004)	(160)
S&P 500 Index	5,100.00	06/14/24	(4)	USD	(2,111,004)	(2,800)
S&P 500 Index	5,130.00	06/21/24	(4)	USD	(2,111,004)	(5,640)
S&P 500 Index	5,225.00	06/28/24	(4)	USD	(2,111,004)	(14,760)
S&P 500 Index	5,305.00	07/05/24	(4)	USD	(2,111,004)	(27,040)
S&P 500 Index	5,300.00	07/12/24	(4)	USD	(2,111,004)	(28,640)
S&P 500 Index	5,275.00	07/19/24	(4)	USD	(2,111,004)	(27,916)

	Total Index Options – Puts					(106,956)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Written Options — continued

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps – Puts
CDX.NA.HYS.42	GS	104.50%	06/20/24	USD	(14,820,000)	Fixed Spread	Pay	(7,453)
CDX.NA.HYS.42	GS	75.00%	06/20/24	USD	(13,500,000)	Fixed Spread	Pay	(851)
CDX.NA.HYS.42	GS	106.00%	07/17/24	USD	(22,020,000)	Fixed Spread	Pay	(123,703)

			Total Written Options On Credit Default Swaps – Puts					(132,007)

			TOTAL WRITTEN OPTIONS (Premiums $564,550)					$(238,963)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S42	USD	12,513,000	5.00%	3.36%	N/A	06/20/2029	Quarterly	(830,117)	(844,878)	(14,761)
CDX.NA.IG.S42	USD	86,640,000	1.00%	0.50%	N/A	06/20/2029	Quarterly	(1,884,037)	(1,938,050)	(54,013)

								$(2,714,154)	$(2,782,928)	$(68,774)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S33	CITI	USD	2,222,000	5.00%	0.08%	N/A	12/20/2024	Quarterly	(53,637)	(60,236)	(6,599)
CDX.NA.HY.S41	MORD	USD	2,723,000	5.00%	4.01%	N/A	12/20/2028	Quarterly	(109,080)	(106,422)	2,658
CDX.NA.HY.S41	MORD	USD	2,723,000	5.00%	1.57%	N/A	12/20/2028	Quarterly	(372,231)	(380,697)	(8,466)
CMBX.NA.BBB-.11	CGMI	USD	1,886,000	3.00%	7.74%	N/A	11/18/2054	Monthly	397,828	244,708	(153,120)
CMBX.NA.BBB-.9	MLCS	USD	1,973,000	3.00%	17.38%	N/A	09/17/2058	Monthly	158,620	328,751	170,131
CMBX.NA.A.15	CGMI	USD	2,222,000	2.00%	3.16%	N/A	11/18/2064	Monthly	266,640	140,014	(126,626)
CMBX.NA.BBB-.14	CGMI	USD	576,500	3.00%	7.78%	N/A	12/16/2072	Monthly	162,861	118,038	(44,823)
Sell Protection^:
CDX.NA.HY.S33	CITI	USD	4,388,727	5.00%	0.04%	4,388,727 USD	12/20/2024	Quarterly	756,836	119,747	(637,089)
CDX.NA.HY.S41	MORD	USD	19,058,000	5.00%	0.42%	19,058,000 USD	12/20/2028	Quarterly	3,519,464	3,464,708	(54,756)
CMBX.NA.A.9	CGMI	USD	1,112,500	2.00%	6.57%	1,112,500 USD	09/17/2058	Monthly	(33,096)	(62,452)	(29,356)
CMBX.NA.A.9	CGMI	USD	1,780,000	2.00%	6.57%	1,780,000 USD	09/17/2058	Monthly	(44,602)	(99,924)	(55,322)
CMBX.NA.A.9	MLCS	USD	1,350,000	2.00%	6.57%	1,350,000 USD	09/17/2058	Monthly	2,641	(75,785)	(78,426)
CMBX.NA.A.9	MORD	USD	2,222,000	2.00%	6.57%	2,222,000 USD	09/17/2058	Monthly	(204,146)	(124,736)	79,410
CMBX.NA.AAA.10	GS	USD	4,610,000	0.50%	0.58%	4,610,000 USD	11/17/2059	Monthly	42,163	(7,622)	(49,785)
CMBX.NA.AAA.15	CGMI	USD	4,445,000	0.50%	0.71%	4,445,000 USD	11/18/2064	Monthly	(165,846)	(54,581)	111,265
CMBX.NA.AAA.15	GS	USD	1,730,000	0.50%	0.71%	1,730,000 USD	11/18/2064	Monthly	(26,617)	(21,243)	5,374
CMBX.NA.AAA.14	CGMI	USD	11,125,000	0.50%	0.68%	11,125,000 USD	12/16/2072	Monthly	(218,513)	(103,464)	115,049

									$4,079,285	$3,318,804	$(760,481)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.91%	3 Month AUD BBSW	AUD	7,000,000	06/19/2026	Quarterly	—	30,532	30,532
3.92%	3 Month AUD BBSW	AUD	16,000,000	06/19/2026	Quarterly	308	68,673	68,365
3.84%	3 Month AUD BBSW	AUD	4,000,000	06/19/2026	Quarterly	(41)	21,035	21,076
3 Month AUD BBSW	4.27%	AUD	4,500,000	06/19/2026	Quarterly	—	810	810
CAD-CORRA-OIS-COMPOUND	3.91%	CAD	16,500,000	06/19/2026	Annually	(11,110)	(52,158)	(41,048)
3.94%	CAD-CORRA-OIS-COMPOUND	CAD	4,500,000	06/19/2026	Annually	—	12,132	12,132
4.25%	CAD-CORRA-OIS-COMPOUND	CAD	6,500,000	06/19/2026	Annually	—	(10,134)	(10,134)
CHF-SARON-OIS-COMPOUND	0.99%	CHF	29,000,000	06/19/2026	Annually	(4,185)	(174,060)	(169,875)
CHF-SARON-OIS-COMPOUND	1.02%	CHF	6,500,000	06/19/2026	Annually	(671)	(34,374)	(33,703)
0.99%	CHF-SARON-OIS-COMPOUND	CHF	4,000,000	06/19/2026	Annually	1,294	24,264	22,970
1.30%	CHF-SARON-OIS-COMPOUND	CHF	3,000,000	06/19/2026	Annually	—	(2,554)	(2,554)
EUR-EuroSTR-COMPOUND	3.16%	EUR	5,500,000	06/19/2026	Annually	—	(3,506)	(3,506)
2.76%	EUR-EuroSTR-COMPOUND	EUR	11,000,000	06/19/2026	Annually	(1,273)	99,468	100,741
GBP-SONIA-COMPOUND	4.15%	GBP	4,500,000	06/19/2026	Annually	—	(58,401)	(58,401)
GBP-SONIA-COMPOUND	4.38%	GBP	4,500,000	06/19/2026	Annually	(4,902)	(34,505)	(29,603)
GBP-SONIA-COMPOUND	4.59%	GBP	4,000,000	06/19/2026	Annually	—	(10,017)	(10,017)
4.27%	GBP-SONIA-COMPOUND	GBP	3,500,000	06/19/2026	Annually	1,011	35,272	34,261
4.67%	GBP-SONIA-COMPOUND	GBP	5,000,000	06/19/2026	Annually	—	3,161	3,161
4.73%	GBP-SONIA-COMPOUND	GBP	2,000,000	06/19/2026	Annually	—	(1,295)	(1,295)
4.70%	3 Month NZD Bank Bill Rate	NZD	7,000,000	06/19/2026	Quarterly	—	29,990	29,990
4.79%	3 Month NZD Bank Bill Rate	NZD	8,500,000	06/19/2026	Quarterly	5,975	27,148	21,173
4.93%	3 Month NZD Bank Bill Rate	NZD	6,500,000	06/19/2026	Quarterly	—	10,409	10,409
3 Month NZD Bank Bill Rate	5.10%	NZD	6,500,000	06/19/2026	Quarterly	—	1,753	1,753
3.27%	3 Month SEK STIBOR	SEK	45,000,000	06/19/2026	Quarterly	—	(1,643)	(1,643)
3 Month SEK STIBOR	3.05%	SEK	45,000,000	06/19/2026	Quarterly	(465)	(16,042)	(15,577)
3 Month SEK STIBOR	3.30%	SEK	65,000,000	06/19/2026	Quarterly	—	7,045	7,045
USD-SOFR-COMPOUND	4.52%	USD	2,500,000	06/20/2026	Annually	—	(11,792)	(11,792)
4.33%	USD-SOFR-COMPOUND	USD	4,000,000	06/20/2026	Annually	—	32,821	32,821
4.83%	USD-SOFR-COMPOUND	USD	1,000,000	06/20/2026	Annually	(431)	(1,140)	(709)
6 Month AUD BBSW	4.23%	AUD	1,000,000	06/19/2034	Semi-annual	(243)	(18,506)	(18,263)
6 Month AUD BBSW	4.28%	AUD	2,000,000	06/19/2034	Semi-annual	—	(31,731)	(31,731)
6 Month AUD BBSW	4.39%	AUD	18,700,000	06/19/2034	Semi-annual	4,521	(188,571)	(193,092)
6 Month AUD BBSW	4.39%	AUD	1,600,000	06/19/2034	Semi-annual	—	(16,143)	(16,143)
6 Month AUD BBSW	4.39%	AUD	3,800,000	06/19/2034	Semi-annual	1,600	(37,631)	(39,231)
4.28%	6 Month AUD BBSW	AUD	1,400,000	06/19/2034	Semi-annual	—	21,988	21,988
4.36%	6 Month AUD BBSW	AUD	1,200,000	06/19/2034	Semi-annual	—	13,800	13,800
4.75%	6 Month AUD BBSW	AUD	1,000,000	06/19/2034	Semi-annual	—	(9,262)	(9,262)
4.60%	6 Month AUD BBSW	AUD	8,900,000	06/19/2034	Semi-annual	—	(12,547)	(12,547)
4.60%	6 Month AUD BBSW	AUD	1,000,000	06/19/2034	Semi-annual	—	(1,383)	(1,383)
CAD-CORRA-OIS-COMPOUND	3.39%	CAD	3,600,000	06/19/2034	Annually	(8,358)	(44,277)	(35,919)
CAD-CORRA-OIS-COMPOUND	3.42%	CAD	1,100,000	06/19/2034	Annually	—	(11,451)	(11,451)
CAD-CORRA-OIS-COMPOUND	3.63%	CAD	1,800,000	06/19/2034	Annually	—	4,514	4,514
CAD-CORRA-OIS-COMPOUND	3.77%	CAD	1,500,000	06/19/2034	Annually	—	16,467	16,467
3.40%	CAD-CORRA-OIS-COMPOUND	CAD	3,600,000	06/19/2034	Annually	6,007	41,864	35,857
3.66%	CAD-CORRA-OIS-COMPOUND	CAD	800,000	06/19/2034	Annually	—	(3,201)	(3,201)
3.75%	CAD-CORRA-OIS-COMPOUND	CAD	900,000	06/19/2034	Annually	—	(8,619)	(8,619)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.60%	CAD-CORRA-OIS-COMPOUND	CAD	1,700,000	06/19/2034	Annually	—	(638)	(638)
3.69%	CAD-CORRA-OIS-COMPOUND	CAD	1,600,000	06/19/2034	Annually	—	(9,960)	(9,960)
CHF-SARON-OIS-COMPOUND	1.13%	CHF	800,000	06/19/2034	Annually	2,303	(16,447)	(18,750)
CHF-SARON-OIS-COMPOUND	1.35%	CHF	600,000	06/19/2034	Annually	—	1,215	1,215
1.19%	CHF-SARON-OIS-COMPOUND	CHF	6,110,000	06/19/2034	Annually	(28,707)	89,099	117,806
1.18%	CHF-SARON-OIS-COMPOUND	CHF	1,200,000	06/19/2034	Annually	5,274	19,445	14,171
EUR-EuroSTR-COMPOUND	2.46%	EUR	2,400,000	06/19/2034	Annually	2,834	(65,043)	(67,877)
EUR-EuroSTR-COMPOUND	2.54%	EUR	900,000	06/19/2034	Annually	—	(17,998)	(17,998)
EUR-EuroSTR-COMPOUND	2.55%	EUR	1,600,000	06/19/2034	Annually	—	(30,183)	(30,183)
EUR-EuroSTR-COMPOUND	2.75%	EUR	3,100,000	06/19/2034	Annually	—	(1,233)	(1,233)
2.52%	EUR-EuroSTR-COMPOUND	EUR	2,400,000	06/19/2034	Annually	3,186	53,345	50,159
2.45%	EUR-EuroSTR-COMPOUND	EUR	600,000	06/19/2034	Annually	—	16,816	16,816
2.53%	EUR-EuroSTR-COMPOUND	EUR	1,100,000	06/19/2034	Annually	—	23,245	23,245
2.51%	EUR-EuroSTR-COMPOUND	EUR	1,500,000	06/19/2034	Annually	—	34,531	34,531
2.48%	EUR-EuroSTR-COMPOUND	EUR	1,800,000	06/19/2034	Annually	—	46,453	46,453
2.49%	EUR-EuroSTR-COMPOUND	EUR	600,000	06/19/2034	Annually	—	14,946	14,946
2.54%	EUR-EuroSTR-COMPOUND	EUR	1,000,000	06/19/2034	Annually	—	20,329	20,329
2.61%	EUR-EuroSTR-COMPOUND	EUR	1,200,000	06/19/2034	Annually	—	15,780	15,780
2.73%	EUR-EuroSTR-COMPOUND	EUR	1,300,000	06/19/2034	Annually	—	2,175	2,175
GBP-SONIA-COMPOUND	3.72%	GBP	800,000	06/19/2034	Annually	(2,417)	(24,157)	(21,740)
GBP-SONIA-COMPOUND	3.93%	GBP	1,100,000	06/19/2034	Annually	—	(9,507)	(9,507)
GBP-SONIA-COMPOUND	4.06%	GBP	400,000	06/19/2034	Annually	—	1,793	1,793
3.80%	GBP-SONIA-COMPOUND	GBP	1,100,000	06/19/2034	Annually	1,206	24,395	23,189
3.61%	GBP-SONIA-COMPOUND	GBP	1,000,000	06/19/2034	Annually	—	41,352	41,352
3.96%	GBP-SONIA-COMPOUND	GBP	900,000	06/19/2034	Annually	—	5,425	5,425
4.05%	GBP-SONIA-COMPOUND	GBP	1,400,000	06/19/2034	Annually	—	(4,265)	(4,265)
4.64%	3 Month NZD Bank Bill Rate	NZD	1,200,000	06/19/2034	Quarterly	—	806	806
4.69%	3 Month NZD Bank Bill Rate	NZD	500,000	06/19/2034	Quarterly	—	(790)	(790)
4.69%	3 Month NZD Bank Bill Rate	NZD	1,500,000	06/19/2034	Quarterly	—	(2,369)	(2,369)
3 Month NZD Bank Bill Rate	4.46%	NZD	1,600,000	06/19/2034	Quarterly	—	(15,559)	(15,559)
3 Month NZD Bank Bill Rate	4.50%	NZD	400,000	06/19/2034	Quarterly	(287)	(3,029)	(2,742)
3 Month NZD Bank Bill Rate	4.50%	NZD	2,100,000	06/19/2034	Quarterly	(1,303)	(15,694)	(14,391)
3 Month NZD Bank Bill Rate	4.57%	NZD	1,600,000	06/19/2034	Quarterly	—	(6,320)	(6,320)
3 Month SEK STIBOR	2.85%	SEK	44,000,000	06/19/2034	Quarterly	—	6,889	6,889
3 Month SEK STIBOR	2.91%	SEK	10,000,000	06/19/2034	Quarterly	—	5,911	5,911
2.69%	3 Month SEK STIBOR	SEK	83,000,000	06/19/2034	Quarterly	(4,090)	100,319	104,409
2.65%	3 Month SEK STIBOR	SEK	8,000,000	06/19/2034	Quarterly	—	11,867	11,867
2.89%	3 Month SEK STIBOR	SEK	15,000,000	06/19/2034	Quarterly	—	(6,961)	(6,961)
2.69%	3 Month SEK STIBOR	SEK	11,000,000	06/19/2034	Quarterly	(247)	12,890	13,137
2.74%	3 Month SEK STIBOR	SEK	8,000,000	06/19/2034	Quarterly	—	5,832	5,832
USD-SOFR-COMPOUND	3.88%	USD	1,000,000	06/20/2034	Annually	—	(21,074)	(21,074)
USD-SOFR-COMPOUND	4.22%	USD	200,000	06/20/2034	Annually	455	1,335	880
3.98%	USD-SOFR-COMPOUND	USD	600,000	06/20/2034	Annually	—	7,601	7,601
4.22%	USD-SOFR-COMPOUND	USD	1,300,000	06/20/2034	Annually	(2,938)	(8,856)	(5,918)

						$(35,694)	$11,914	$47,608

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Markit iBoxx USD Liquid Investment Grade Index	SOFR	JPM	USD	4,497,000	06/20/2024	Quarterly	(24)	(8,161)	(8,137)
Berkshire Hathaway, Inc.	1 Month Federal Funds Rate plus 0.62%	GS	USD	31,049,250	06/21/2024	At Maturity	—	(30,750)	(30,750)
1 Month Federal Funds Rate plus 0.06%	Total Return on MSCI World Daily Total Return Net Growth Index	JPM	USD	1,545,519	12/16/2024	Monthly	—	(5,125)	(5,125)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.17%	JPM	USD	1,782,848	12/16/2024	Monthly	—	25,577	25,577
1 Month Federal Funds Rate plus 0.31%	Total Return on MSCI World Daily Total Return Net Growth Index	GS	USD	3,473,374	04/30/2025	Monthly	—	29,779	29,779
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.24%	GS	USD	3,401,203	04/30/2025	Monthly	—	(18,216)	(18,216)
1 Month Federal Funds Rate plus 0.18%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	1,692,344	05/13/2025	Monthly	259	9,542	9,283
Total Return on MSCI World Daily Total Return Net Value Index	1 Month Federal Funds Rate plus 0.25%	UBSA	USD	1,607,087	05/13/2025	Monthly	(249)	(4,997)	(4,748)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	GS	USD	2,143,402	06/24/2024	Monthly	—	72,640	72,640
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	2,819,357	06/18/2024	Monthly	—	265,005	265,005

							$(14)	$335,294	$335,308

As of May 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	Securities are traded on separate exchanges for the same entity.

(c)	Investment valued using significant unobservable inputs.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	All or a portion of this security is out on loan.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(h)	The rate disclosed is the 7 day net yield as of May 31, 2024.
(i)	The following table represents the individual long and/or short positions within the custom equity basket swap as of May 31, 2024.

Shares	Description	% of Equity Basket	Value ($)

	Custom equity basket swap with GS as the counterparty:

(31,948)	Allegro EU SA	14.9%	(307,425)

(1,361)	Bid Corp. Ltd.	1.5%	(30,182)

(348)	Budimex	3.2%	(66,114)

(952)	Capitec Bank Holdings Ltd.	5.2%	(108,041)

(1,801)	CD Projekt SA	2.9%	(59,690)

(11,088)	Clicks Group Ltd.	8.4%	(174,035)

(20,316)	Cosan SA	2.5%	(52,696)

(1,380)	Dino Polska SA	6.7%	(137,515)

(10,569)	Doosan Enerbility Co. Ltd.	7.7%	(159,375)

(58,000)	Genscript Biotech Corp.	3.6%	(74,570)

(27,000)	Gulf Energy Development PCL NVDR	1.4%	(29,794)

(147)	Hanmi Pharm Co. Ltd.	1.5%	(30,149)

(26,600)	Hapvida Participacoes e Investimentos SA	1.0%	(20,213)

(652)	HYBE Co. Ltd.	4.6%	(94,607)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Shares	Description	% of Equity Basket	Value ($)

(683)	Kakao Corp.	1.0%	(21,520)

(14,000)	Kingdee International Software Group Co. Ltd.	0.7%	(14,415)

(888)	Korea Aerospace Industries Ltd.	1.6%	(33,311)

(28)	LG Energy Solution Ltd.	0.3%	(6,744)

(2,500)	Localiza Rent A Car ADR	1.0%	(20,344)

(22)	LPP SA	4.7%	(97,169)

(903)	POSCO Chemical Co. Ltd.	8.0%	(165,058)

(30,900)	Rede D’Or Sao Luiz SA	7.8%	(161,594)

(60)	Samsung Biologics Co. Ltd.	1.5%	(31,653)

(12,352)	Samsung Heavy Industries Co. Ltd.	4.0%	(82,323)

(1,586)	Shoprite Holdings Ltd.	1.0%	(21,087)

(333)	SK IE Technology Co. Ltd.	0.5%	(10,441)

(1,156)	Yuhan Corp.	2.8%	(57,752)

	TOTAL COMMON STOCKS		$(2,067,817)

	Custom equity basket swap with MORD as the counterparty:

(56,000)	Air China Ltd. – Class H	1.2%	(29,836)

(142,500)	Airports Of Thailand PC NVDR	9.9%	(252,251)

(46,000)	Alibaba Health Information Technology Ltd.	0.8%	(19,389)

(136,000)	Genscript Biotech Corp.	6.9%	(174,854)

(271,800)	Gulf Energy Development PCL NVDR	11.8%	(299,925)

(383)	Hanmi Pharm Co. Ltd.	3.1%	(78,550)

(24,000)	Innovent Biologics, Inc.	4.3%	(108,621)

(2,341)	Kakao Corp.	2.9%	(73,762)

(242,000)	Kingdee International Software Group Co. Ltd.	9.7%	(249,179)

(7,405)	Korea Aerospace Industries Ltd.	10.9%	(277,780)

(56,400)	Nongfu Spring Co. Ltd. – Class H	11.8%	(300,306)

(33)	POSCO Chemical Co. Ltd.	0.2%	(6,032)

(571)	Samsung Biologics Co. Ltd.	11.7%	(301,229)

(40,355)	Samsung Heavy Industries Co. Ltd.	10.5%	(268,955)

(46,500)	Shandong Gold Mining Co. Ltd. –Class H	3.9%	(100,020)

(350)	SK IE Technology Co. Ltd.	0.4%	(10,974)

	TOTAL COMMON STOCKS		$(2,551,663)

The rates shown on variable rate notes are the current interest rates at May 31, 2024, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BNYM - The Bank of New York Mellon

CORRA - Canadian Overnight Repo Rate Average

EuroSTR - Euro Short-Term Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

TBA - To Be Announced - Delayed Delivery Security

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MLCS - Merrill Lynch Capital Services, Inc.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

RON - Romanian New Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan New Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

1,105,325	GMO Climate Change Fund, Class III	26,218,293

4,023,839	GMO Emerging Country Debt Fund, Class VI	78,987,953

1,461,249	GMO High Yield Fund, Class VI	26,375,545

176,686,578	GMO Implementation Fund	2,394,103,132

4,353,020	GMO Opportunistic Income Fund, Class VI	104,559,546

	TOTAL MUTUAL FUNDS (COST $2,553,401,376)	2,630,244,469

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

1,526,944	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (a)	1,526,944

	TOTAL SHORT-TERM INVESTMENTS (COST $1,526,944)	1,526,944

	TOTAL INVESTMENTS — 100.0% (Cost $2,554,928,320)	2,631,771,413

	Other Assets and Liabilities (net) — (0.0%)	(202,859)

	TOTAL NET ASSETS — 100.0%	$2,631,568,554

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2024.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 76.2%

	Australia — 1.4%

61,183	Accent Group Ltd. (a)	76,869

159,858	BHP Group Ltd. (b)	4,757,747

203,288	BlueScope Steel Ltd.	2,868,778

166,950	Brambles Ltd. (b)	1,586,950

2,211	Champion Iron Ltd. (a)	10,358

46,166	CSR Ltd.	274,012

68,789	Fortescue Ltd. (b)	1,136,749

233,592	GPT Group – (REIT) (b)	655,298

34,665	GrainCorp Ltd. – Class A	192,663

95,164	Grange Resources Ltd.	24,801

92,272	Helia Group Ltd.	253,813

43,009	HomeCo Daily Needs – (REIT) (b)	34,818

6,092	JB Hi-Fi Ltd.	236,895

8,334	McMillan Shakespeare Ltd.	91,935

484,019	Mirvac Group – (REIT) (b)	635,703

12,512	Nufarm Ltd. (a)	37,406

59,370	Perenti Ltd.	39,818

75,544	Perseus Mining Ltd.	118,277

10,171	Rio Tinto Ltd. (b)	874,853

244,533	Scentre Group – (REIT) (b)	515,991

7,526	Sims Ltd. (a)	53,370

5,834	SmartGroup Corp. Ltd.	31,906

16,858	Southern Cross Media Group Ltd. (a)	7,967

197,133	Stockland – (REIT) (b)	594,021

32,339	Super Retail Group Ltd.	283,640

5,894	Westpac Banking Corp.	102,352

	Total Australia	15,496,990

	Austria — 0.4%

31,919	Erste Group Bank AG	1,568,506

42,728	OMV AG (a)	2,159,407

39,395	Raiffeisen Bank International AG (a)	728,608

737	Strabag SE	32,516

5,591	Wienerberger AG	209,870

	Total Austria	4,698,907

	Belgium — 1.0%

80,986	Ageas SA	4,040,205

5,970	Bekaert SA	281,354

63	Cie d’Entreprises CFE	512

3,411	Colruyt Group NV	174,455

21,903	Groupe Bruxelles Lambert NV	1,679,672

8,178	KBC Group NV	597,245

452	Melexis NV (a)	41,040

635	Orange Belgium SA *	10,253

91,355	Proximus SADP	720,219

9,432	Syensqo SA	943,985

15,208	UCB SA (a)	2,133,235

2,695	Umicore SA (a)	53,378

	Total Belgium	10,675,553

Shares	Description	Value ($)

	Brazil — 0.6%

3,438	Alupar Investimento SA	19,040

109,400	Ambev SA	240,847

12,905	Banco Bradesco SA ADR	31,746

127,766	Banco do Brasil SA	659,890

37,200	Banco Santander Brasil SA	196,595

8,687	BB Seguridade Participacoes SA	53,437

19,600	Cia de Saneamento de Minas Gerais Copasa MG	75,214

3,700	Cia De Sanena Do Parana	19,244

87,317	CPFL Energia SA	567,047

14,500	Cury Construtora e Incorporadora SA	50,893

38,700	Engie Brasil Energia SA	319,423

14,402	Itau Unibanco Holding SA	73,918

78,200	Magazine Luiza SA *	184,520

76,266	Petroleo Brasileiro SA Sponsored ADR	1,185,936

11,300	Petroleo Brasileiro SA	87,587

24,700	Ser Educacional SA *	23,238

123,033	TIM SA	371,613

10,249	TIM SA ADR	156,092

13,138	Transmissora Alianca de Energia Eletrica SA	85,770

128,390	Ultrapar Participacoes SA	566,531

51,466	Vale SA Sponsored ADR (b)	620,165

6,552	Vale SA	78,860

158,000	Vibra Energia SA	648,140

	Total Brazil	6,315,746

	Canada — 3.2%

22,700	Alimentation Couche-Tard, Inc. (b)	1,324,909

100,976	B2Gold Corp. (c)	282,733

51,800	B2Gold Corp. (a) (c)	145,942

22,379	Bank of Nova Scotia (c)	1,059,197

20,200	Bank of Nova Scotia (a) (c)	956,238

6,855	Brookfield Asset Management Ltd. – Class A (a)	268,990

35,433	Brookfield Corp. – Class A	1,540,981

1,100	BRP, Inc. (a)	68,730

17,148	Canadian Imperial Bank of Commerce (c)	849,512

16,000	Canadian Imperial Bank of Commerce (c)	793,338

16,900	Canadian Tire Corp. Ltd. – Class A (a)	1,686,838

6,700	Canfor Corp. *	73,639

23,748	Celestica, Inc. * (c)	1,327,532

13,838	Celestica, Inc. * (c)	773,821

2,000	CGI, Inc. * (b)	197,498

15,700	China Gold International Resources Corp. Ltd. *	108,461

8,000	CI Financial Corp.	85,873

2,903	Cogeco, Inc. (a)	101,066

2,900	DREAM Unlimited Corp. – Class A (a)	40,427

7,900	Empire Co. Ltd. – Class A	187,161

5,200	Enerplus Corp.	105,721

600	EQB, Inc. (a)	38,572

600	Fairfax Financial Holdings Ltd. (b)	675,436

8,600	Finning International, Inc.	256,874

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

12,300	Great-West Lifeco, Inc. (b)	368,923

16,200	iA Financial Corp., Inc.	1,054,762

3,505	Imperial Oil Ltd. (c)	247,103

2,400	Imperial Oil Ltd. (a) (c)	169,573

6,200	Interfor Corp. *	80,698

6,585	International Petroleum Corp. *	93,167

1,100	Linamar Corp.	57,310

15,200	Magna International, Inc. (c)	687,650

1,495	Magna International, Inc. (c)	67,589

138,200	Manulife Financial Corp. (b) (c)	3,589,479

90,050	Manulife Financial Corp. (b) (c)	2,337,698

24,000	Nutrien Ltd. (b) (c)	1,406,420

16,850	Nutrien Ltd. (b) (c)	987,579

9,500	Onex Corp. (a)	673,458

2,408	Open Text Corp. (b)	70,434

57,100	Parex Resources, Inc. (a)	937,178

53,600	Power Corp. of Canada	1,556,148

38,200	Quebecor, Inc. – Class B (a)	805,789

7,900	Resolute Forest Products, Inc. * (d)	15,800

15,000	Russel Metals, Inc.	402,473

5,900	Sleep Country Canada Holdings, Inc. (a)	111,035

2,300	Spin Master Corp.	49,039

10,800	Stella-Jones, Inc. (a)	644,696

22,100	Sun Life Financial, Inc. (b) (c)	1,107,635

9,967	Sun Life Financial, Inc. (c)	499,646

44,500	Toronto-Dominion Bank (c)	2,487,912

5,044	Toronto-Dominion Bank (b) (c)	282,060

1,200	Wajax Corp. (a)	23,173

23,200	West Fraser Timber Co. Ltd. (c)	1,855,898

4,227	West Fraser Timber Co. Ltd. (a) (c)	338,202

	Total Canada	35,958,016

	Chile — 0.0%

102,114	Cencosud SA	191,756

1,091,789	Colbun SA	142,716

16,246	Empresas CMPC SA	33,998

11,690	Enel Chile SA ADR	34,369

	Total Chile	402,839

	China — 1.9%

66,000	361 Degrees International Ltd.	37,772

254,500	3SBio, Inc.	198,735

3,289,000	Agricultural Bank of China Ltd. – Class H	1,378,849

29,029	Alibaba Group Holding Ltd. Sponsored ADR (b)	2,274,132

257,500	BAIC Motor Corp. Ltd. – Class H	73,558

426,091	Bank of Communications Co. Ltd. – Class H	321,597

71,000	Beijing Enterprises Holdings Ltd.	250,275

984,000	China Cinda Asset Management Co. Ltd. – Class H	94,689

144,000	China Communications Services Corp. Ltd. – Class H	69,270

5,151,000	China Construction Bank Corp. – Class H	3,655,789

Shares	Description	Value ($)

	China — continued

66,000	China Dongxiang Group Co. Ltd.	3,129

448,000	China Energy Engineering Corp. Ltd. – Class H *	51,139

298,000	China Everbright Environment Group Ltd.	139,126

1,058,000	China Greenfresh Group Co. Ltd. * (e)	—

217,000	China Lesso Group Holdings Ltd. *	100,021

96,645	China Medical System Holdings Ltd.	81,828

117,000	China Overseas Grand Oceans Group Ltd.	31,614

1,664,000	China Petroleum & Chemical Corp. – Class H	1,060,048

1,474,042	China Railway Group Ltd. – Class H	794,243

204,000	China Reinsurance Group Corp. – Class H	14,885

222,500	China Resources Pharmaceutical Group Ltd.	165,032

11,000	China Shineway Pharmaceutical Group Ltd.	11,769

128,000	China State Construction International Holdings Ltd.	169,473

1,776,400	China Zhongwang Holdings Ltd. * (e)	—

683,000	CITIC Ltd.	692,659

729,500	COSCO Shipping Holdings Co. Ltd. – Class H	1,221,584

468,000	CRRC Corp. Ltd. – Class H	280,736

354,000	CSPC Pharmaceutical Group Ltd.	300,960

578,000	Dongfeng Motor Group Co. Ltd. – Class H	187,493

20,000	Fosun International Ltd.	11,235

126,000	Fufeng Group Ltd.	98,601

22,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. – Class H	62,743

82,200	Haier Smart Home Co. Ltd. – Class H	298,632

15,604	JD.com, Inc. ADR (b)	462,190

80,250	Kingboard Holdings Ltd. (a)	195,237

72,000	Kunlun Energy Co. Ltd.	75,092

42,900	Legend Holdings Corp. – Class H	37,553

722,000	Lenovo Group Ltd.	1,040,047

17,381	Livzon Pharmaceutical Group, Inc. – Class H	59,017

143,000	Lonking Holdings Ltd.	26,504

340,000	Metallurgical Corp. of China Ltd. – Class H	74,088

13,500	NetDragon Websoft Holdings Ltd.	20,285

45,500	Orient Overseas International Ltd.	772,793

258,000	PetroChina Co. Ltd. – Class H	264,542

646,000	PICC Property & Casualty Co. Ltd. – Class H	841,847

124,000	Poly Property Group Co. Ltd.	23,572

116,200	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	172,520

84,500	Sinopec Engineering Group Co. Ltd. – Class H	56,856

251,200	Sinopharm Group Co. Ltd. – Class H	683,597

131,500	Sinotruk Hong Kong Ltd.	305,833

172,000	Skyworth Group Ltd.	61,508

34,000	SSY Group Ltd.	20,514

86,000	TCL Electronics Holdings Ltd.	62,487

42,100	Tencent Holdings Ltd.	1,953,169

16,000	Tianjin Port Development Holdings Ltd.	1,354

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	China — continued

8,000	Tianneng Power International Ltd. (a)	6,049

87,000	Weichai Power Co. Ltd. – Class H	156,281

	Total China	21,504,551

	Czech Republic — 0.0%

35,890	Moneta Money Bank AS	157,188

137	Philip Morris CR AS	90,223

	Total Czech Republic	247,411

	Denmark — 0.7%

758	AP Moller – Maersk AS – Class A (b)	1,330,120

1,105	AP Moller – Maersk AS – Class B (b)	2,009,089

60,540	Danske Bank AS	1,861,099

4,678	Genmab AS *	1,320,407

35,055	H Lundbeck AS	192,590

857	Matas AS	14,835

976	Pandora AS	160,318

2,749	ROCKWOOL AS – B Shares	1,156,616

2,359	Scandinavian Tobacco Group AS	33,280

1,242	Svitzer AS *	48,691

	Total Denmark	8,127,045

	Egypt — 0.0%

24,100	Abou Kir Fertilizers & Chemical Industries	31,602

113,313	Commercial International Bank – Egypt (CIB)	187,503

148,086	Eastern Co. SAE	86,566

23,452	ElSewedy Electric Co.	22,089

64,961	Misr Fertilizers Production Co. SAE	60,272

	Total Egypt	388,032

	Finland — 0.4%

7,978	Kemira OYJ	188,047

33,130	Neste OYJ	695,540

680,811	Nokia OYJ	2,662,922

45,823	Outokumpu OYJ	190,345

31,891	Stora Enso OYJ – R Shares	467,182

4,706	TietoEVRY OYJ (b)	95,089

13,769	Valmet OYJ	370,561

	Total Finland	4,669,686

	France — 3.7%

237	Amundi SA * (a)	18,288

6,713	APERAM SA (a)	193,628

61,248	ArcelorMittal SA	1,615,880

4,952	Arkema SA	507,461

18,784	AXA SA (b)	678,223

261	Axway Software SA (b)	6,950

7,396	Ayvens SA	55,563

31,075	BNP Paribas SA	2,293,851

21,626	Carrefour SA (a)	352,666

48,899	Cie de Saint-Gobain SA	4,317,355

Shares	Description	Value ($)

	France — continued

11,273	Cie Generale des Etablissements Michelin SCA (b)	457,177

31,605	Coface SA (a)	486,665

27,342	Credit Agricole SA (a)	444,878

8,028	Derichebourg SA	45,765

5,067	Eurazeo SE	427,708

3,722	Ipsen SA	488,272

1,932	IPSOS SA	140,926

1,350	LVMH Moet Hennessy Louis Vuitton SE (b)	1,079,653

2,789	Metropole Television SA	42,474

85,774	Orange SA (b)	1,001,554

12,008	Publicis Groupe SA (b)	1,348,796

6,843	Quadient SA	165,121

32,576	Renault SA	1,913,520

35,036	Rexel SA	1,064,739

11,776	Rubis SCA	419,502

9,455	Safran SA (b)	2,214,410

41,455	Sanofi SA (a)	4,058,525

2,418	Societe BIC SA * (b)	180,926

98,889	Societe Generale SA (a)	2,962,006

66,999	STMicroelectronics NV – NY Shares	2,811,948

26,513	Television Francaise 1 SA (a)	261,087

97,965	TotalEnergies SE	7,177,351

7,812	Valeo SE	96,621

146,450	Vivendi SE	1,612,708

	Total France	40,942,197

	Germany — 1.2%

4,034	1&1 AG	76,838

868	Allianz SE (Registered) (b)	254,096

109	Amadeus Fire AG	13,158

4,425	Bayerische Motoren Werke AG (b)	451,361

8,956	Beiersdorf AG (b)	1,404,094

11,280	Continental AG	768,783

16,719	Daimler Truck Holding AG (b)	715,342

98,754	Deutsche Bank AG (Registered) (b)	1,643,312

20,198	Deutz AG	115,675

2,324	DHL Group (b)	97,841

141	Draegerwerk AG & Co. KGaA	7,172

8,734	E.ON SE (b)	116,967

25,440	Fresenius SE & Co. KGaA *	811,696

5,636	Heidelberg Materials AG	591,066

2,496	Henkel AG & Co. KGaA (b)	200,004

364	Hornbach Holding AG & Co. KGaA	30,689

15,445	Kloeckner & Co. SE	102,612

274	Krones AG *	37,635

45,145	Mercedes-Benz Group AG (b)	3,276,500

40,732	ProSiebenSat.1 Media SE	338,587

969	RTL Group SA	32,475

1,575	SAF-Holland SE *	30,279

2,496	Salzgitter AG	62,072

5,722	Siemens AG (Registered) (b)	1,102,864

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

12,352	Talanx AG	985,277

1,086	Volkswagen AG	155,718

	Total Germany	13,422,113

	Greece — 0.1%

74,073	Eurobank Ergasias Services & Holdings SA – Class A *	161,930

12,055	FF Group * (e)	—

7,749	JUMBO SA	222,198

7,056	Mytilineos SA	280,994

1,837	OPAP SA	29,202

	Total Greece	694,324

	Hong Kong — 0.8%

93,200	ASMPT Ltd.	1,114,583

26,600	Bank of East Asia Ltd.	35,138

90,000	BOC Hong Kong Holdings Ltd.	282,906

29,000	Chow Sang Sang Holdings International Ltd.	30,357

234,000	CITIC Telecom International Holdings Ltd.	76,850

179,000	CK Asset Holdings Ltd.	708,989

223,000	CK Hutchison Holdings Ltd.	1,088,928

22,400	Dah Sing Financial Holdings Ltd.	65,922

108,000	E-Commodities Holdings Ltd.	24,044

164,000	First Pacific Co. Ltd.	78,825

137,693	Galaxy Entertainment Group Ltd.	663,432

104,000	Giordano International Ltd.	25,971

34,500	Health & Happiness H&H International Holdings Ltd.	45,038

1,221	Hong Kong Resources Holdings Co. Ltd. *	92

206,000	IGG, Inc. *	80,827

62,500	Johnson Electric Holdings Ltd.	95,698

50,000	K Wah International Holdings Ltd.	11,860

9,500	Kerry Logistics Network Ltd.	10,915

48,500	Kerry Properties Ltd.	87,707

29,800	Luk Fook Holdings International Ltd.	73,161

140,000	Pacific Basin Shipping Ltd.	49,285

133,000	Pacific Textiles Holdings Ltd.	25,711

58,000	Shun Tak Holdings Ltd. *	5,590

32,500	SmarTone Telecommunications Holdings Ltd.	15,185

102,000	Sun Hung Kai Properties Ltd.	985,576

97,000	Swire Pacific Ltd. – Class A	844,351

13,800	Swire Properties Ltd.	25,382

39,000	Texhong International Group Ltd. *	21,994

46,000	Texwinca Holdings Ltd.	6,084

190,000	VSTECS Holdings Ltd.	111,884

29,000	VTech Holdings Ltd.	207,947

1,845,500	WH Group Ltd.	1,257,626

71,000	Yue Yuen Industrial Holdings Ltd.	131,270

	Total Hong Kong	8,289,128

	Hungary — 0.2%

21,443	MOL Hungarian Oil & Gas PLC	166,794

41,833	OTP Bank Nyrt	2,020,126

Shares	Description	Value ($)

	Hungary — continued

13,214	Richter Gedeon Nyrt	334,960

	Total Hungary	2,521,880

	India — 1.8%

24,514	Arvind Ltd.	111,884

50,713	Aurobindo Pharma Ltd.	723,571

54	Bajaj Auto Ltd.	5,891

21,287	Berger Paints India Ltd.	117,310

125,550	Bharat Petroleum Corp. Ltd.	946,105

5,796	Castrol India Ltd.	13,616

32,286	Chambal Fertilisers & Chemicals Ltd.	150,341

17,362	Chennai Petroleum Corp. Ltd.	190,747

18,687	Cipla Ltd.	325,015

1,427	Colgate-Palmolive India Ltd.	45,251

2,265	Coromandel International Ltd.	35,414

1,336	Deepak Fertilisers & Petrochemicals Corp. Ltd.	9,057

5,692	Dhampur Bio Organics Ltd.	8,187

13,565	Dr Reddy’s Laboratories Ltd. ADR	931,644

5,236	Dr Reddy’s Laboratories Ltd.	363,098

25	Engineers India Ltd.	74

14,361	Exide Industries Ltd.	84,217

201,745	GAIL India Ltd.	495,227

2,583	GHCL Ltd.	15,605

6,632	Great Eastern Shipping Co. Ltd.	86,081

7,122	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	54,225

74,589	Gujarat State Fertilizers & Chemicals Ltd.	188,934

16,875	HCL Technologies Ltd.	268,257

12,583	Hero MotoCorp Ltd.	773,733

44,128	Hindalco Industries Ltd.	363,796

29,848	Hindustan Petroleum Corp. Ltd.	193,021

232,868	Indiabulls Housing Finance Ltd.	441,442

359,425	Indian Oil Corp. Ltd.	700,921

35,801	Indraprastha Gas Ltd.	189,553

9,132	Infosys Ltd. Sponsored ADR (b)	152,961

1,886	Infosys Ltd.	31,972

366,992	ITC Ltd.	1,879,175

12,783	JM Financial Ltd. *	12,084

34,233	Karnataka Bank Ltd.	87,775

5,651	Mahanagar Gas Ltd.	87,976

219,911	Manappuram Finance Ltd.	448,214

5,999	Muthoot Finance Ltd.	121,638

17,300	NCC Ltd.	59,865

456,377	NMDC Ltd.	1,425,714

975,879	Oil & Natural Gas Corp. Ltd.	3,114,801

28,612	One 97 Communications Ltd. *	123,657

51,223	Petronet LNG Ltd.	182,443

227,669	Power Finance Corp. Ltd.	1,349,471

305,714	Power Grid Corp. of India Ltd.	1,133,889

40,909	PTC India Ltd.	103,153

24,009	Rashtriya Chemicals & Fertilizers Ltd.	44,428

115,862	REC Ltd.	748,212

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	India — continued

10,243	Redington Ltd.	24,434

180	Reliance Industries Ltd.	6,171

4,177	RITES Ltd.	35,197

7,620	Shipping Corp. of India Ltd.	22,513

6,779	Shriram Finance Ltd.	194,017

22,462	Sun TV Network Ltd.	176,545

3,678	Tata Consultancy Services Ltd.	163,273

9,720	Vardhman Textiles Ltd.	52,558

2,898	Zensar Technologies Ltd.	21,314

43,115	Zydus Lifesciences Ltd.	516,619

	Total India	20,152,286

	Indonesia — 0.4%

930,000	AKR Corporindo Tbk. PT	91,647

476,800	Aneka Tambang Tbk. PT	43,038

164,100	Astra International Tbk. PT	43,406

2,346,800	Bank Central Asia Tbk. PT	1,335,264

1,291,092	Bank Mandiri Persero Tbk. PT	468,235

2,089,200	Bank Negara Indonesia Persero Tbk. PT	566,902

1,665,900	Bank Pembangunan Daerah Jawa Timur Tbk. PT	51,258

3,023,000	Bank Rakyat Indonesia Persero Tbk. PT	810,283

298,900	Indofood Sukses Makmur Tbk. PT	108,088

1,399,700	Kalbe Farma Tbk. PT	128,225

190,600	Medco Energi Internasional Tbk. PT	16,475

1,193,300	Media Nusantara Citra Tbk. PT	22,623

793,900	Sarana Menara Nusantara Tbk. PT	33,710

445,400	Semen Indonesia Persero Tbk. PT	95,658

	Total Indonesia	3,814,812

	Ireland — 0.2%

9,210	AIB Group PLC	52,411

28,811	Bank of Ireland Group PLC	331,126

1,187	Kingspan Group PLC	114,353

15,644	Origin Enterprises PLC	52,319

9,611	Permanent TSB Group Holdings PLC *	15,989

13,800	Ryanair Holdings PLC Sponsored ADR (b)	1,678,632

	Total Ireland	2,244,830

	Israel — 0.3%

8,862	Bank Leumi Le-Israel BM	73,732

6,729	Check Point Software Technologies Ltd. * (a)	1,012,714

14,349	Israel Discount Bank Ltd. – Class A	73,799

189,590	Oil Refineries Ltd.	51,582

124,090	Teva Pharmaceutical Industries Ltd. Sponsored ADR *	2,100,844

14,260	Teva Pharmaceutical Industries Ltd. *	240,105

	Total Israel	3,552,776

	Italy — 1.7%

47,471	Anima Holding SpA	253,697

18,994	Assicurazioni Generali SpA (b)	488,879

Shares	Description	Value ($)

	Italy — continued

16,819	Banca IFIS SpA	370,374

31,972	Banco BPM SpA	230,677

189,378	BPER Banca SpA	1,019,180

201	Buzzi SpA (a)	8,498

17,700	Credito Emiliano SpA	185,116

119,407	Eni SpA	1,885,959

5,322	Esprinet SpA *	28,688

915	Hera SpA	3,377

203,956	Intesa Sanpaolo SpA	803,430

22,059	Iveco Group NV	264,507

126,579	Leonardo SpA * (a)	3,255,856

25,662	MFE-MediaForEurope NV – Class A	88,122

4,445	Poste Italiane SpA	61,061

209,710	Stellantis NV	4,646,341

4,433,607	Telecom Italia SpA * (a)	1,168,722

16,700	Tenaris SA ADR	550,599

33,849	UniCredit SpA	1,347,617

1,495	Unieuro SpA (a)	15,676

234,120	Unipol Gruppo SpA	2,413,594

	Total Italy	19,089,970

	Japan — 17.6%

10,300	ADEKA Corp.	221,423

5,100	Aichi Corp.	37,754

49,000	Amano Corp.	1,177,966

2,800	AOKI Holdings, Inc.	22,625

3,000	Arata Corp.	61,500

4,800	Asahi Yukizai Corp.	146,956

8,800	Axial Retailing, Inc.	56,199

3,600	Bando Chemical Industries Ltd.	41,856

15,400	Belluna Co. Ltd.	70,399

9,200	BML, Inc.	164,160

31,300	Bridgestone Corp. (a) (b)	1,371,925

102,900	Brother Industries Ltd.	1,980,466

3,300	Bunka Shutter Co. Ltd.	38,154

13,200	Canon Marketing Japan, Inc.	373,409

25,300	Canon, Inc.	736,284

2,900	Central Glass Co. Ltd.	66,241

1,300	Chiyoda Integre Co. Ltd.	24,126

128,900	Chubu Electric Power Co., Inc. (b)	1,780,853

2,400	Cosmo Energy Holdings Co. Ltd.	119,837

180,000	Credit Saison Co. Ltd.	3,902,255

10,900	Dai Nippon Printing Co. Ltd. (b)	339,498

1,100	Dai Nippon Toryo Co. Ltd.	8,731

72,000	Daicel Corp.	729,436

3,000	Dai-Dan Co. Ltd.	62,504

21,700	Daido Steel Co. Ltd.	219,263

1,500	Daihen Corp.	79,815

3,600	Daiichi Jitsugyo Co. Ltd.	54,259

15,700	Daiki Aluminium Industry Co. Ltd.	132,488

34,900	Daiwa House Industry Co. Ltd.	928,572

144,500	Daiwabo Holdings Co. Ltd.	2,556,411

135,100	Denka Co. Ltd.	1,908,740

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

1,600	DTS Corp. (b)	42,562

14,100	EDION Corp.	141,168

700	Elecom Co. Ltd.	6,907

536,400	ENEOS Holdings, Inc.	2,773,317

111,800	EXEO Group, Inc.	1,147,086

300	FCC Co. Ltd.	4,288

19,700	Ferrotec Holdings Corp.	336,784

145,400	Fuji Corp.	2,353,270

1,500	Fuji Electric Co. Ltd.	89,485

93,200	FUJIFILM Holdings Corp. (a)	2,128,292

93,900	Fujikura Ltd.	1,937,668

100	Fukuda Denshi Co. Ltd.	3,936

1,200	Fukushima Galilei Co. Ltd.	46,366

1,000	FULLCAST Holdings Co. Ltd.	9,225

100	Fuyo General Lease Co. Ltd.	7,932

5,000	GLOBERIDE, Inc.	66,293

6,200	Glory Ltd.	108,279

38,100	GungHo Online Entertainment, Inc.	641,148

163,900	H.U. Group Holdings, Inc.	2,618,971

1,000	Hamakyorex Co. Ltd.	25,775

4,200	Hanwa Co. Ltd.	178,313

62,200	Haseko Corp. (a)	703,102

23,100	Hitachi Construction Machinery Co. Ltd.	629,441

900	Hitachi Ltd. (b)	92,689

52,100	Hogy Medical Co. Ltd.	1,309,337

189,000	Honda Motor Co. Ltd. (b)	2,140,181

67,579	Honda Motor Co. Ltd. Sponsored ADR	2,292,280

11,900	Horiba Ltd.	940,774

19,100	Hosiden Corp.	243,808

74,600	Idemitsu Kosan Co. Ltd.	510,829

300	Inaba Denki Sangyo Co. Ltd.	7,407

28,000	Inabata & Co. Ltd.	596,908

366,900	Inpex Corp.	5,661,178

306,900	Isuzu Motors Ltd.	4,113,053

102,600	ITOCHU Corp. (a)	4,843,397

17,500	Itochu Enex Co. Ltd.	171,780

500	Itochu-Shokuhin Co. Ltd.	22,764

7,700	Itoham Yonekyu Holdings, Inc.	203,171

5,000	Itoki Corp.	49,020

1,700	Izumi Co. Ltd.	36,492

30,400	JAFCO Group Co. Ltd.	346,242

1,000	Japan Lifeline Co. Ltd.	7,264

10,300	Japan Petroleum Exploration Co. Ltd.	433,660

45,600	Japan Post Insurance Co. Ltd.	878,775

100,300	Japan Tobacco, Inc. (b)	2,845,783

43,300	JFE Holdings, Inc.	655,540

1,200	Justsystems Corp. (b)	21,273

16,500	Kaga Electronics Co. Ltd.	602,850

43,200	Kajima Corp.	734,008

3,500	Kamei Corp.	45,895

43,600	Kandenko Co. Ltd.	518,931

2,000	Kaneka Corp.	53,818

231,100	Kanematsu Corp.	3,964,935

20,100	Kansai Electric Power Co., Inc. (b)	363,754

Shares	Description	Value ($)

	Japan — continued

29,300	Kawasaki Kisen Kaisha Ltd. (b)	435,466

22,700	KDDI Corp. (b)	625,493

171,000	Kirin Holdings Co. Ltd. (a)	2,361,500

35,500	Kobe Steel Ltd.	462,549

8,600	Kohnan Shoji Co. Ltd.	229,855

3,800	Kokuyo Co. Ltd.	65,395

43,300	Komatsu Ltd. (b)	1,272,631

10,000	Komeri Co. Ltd. (a)	237,814

36,500	K’s Holdings Corp.	338,513

43,700	Kumiai Chemical Industry Co. Ltd.	214,164

5,400	Kureha Corp.	99,036

3,000	Kyokuto Kaihatsu Kogyo Co. Ltd.	47,765

19,800	Kyudenko Corp.	806,271

700	Life Corp.	18,284

356,400	Macromill, Inc.	2,010,662

18,700	Marubeni Corp. (b)	366,250

500	Maruha Nichiro Corp.	10,419

76,800	Maruichi Steel Tube Ltd.	1,832,514

2,700	Maruzen Showa Unyu Co. Ltd.	89,195

7,100	Matsuda Sangyo Co. Ltd.	128,133

135,000	Maxell Ltd.	1,436,908

113,000	Mazda Motor Corp.	1,191,332

12,800	MCJ Co. Ltd.	112,074

5,700	Medipal Holdings Corp.	83,951

2,100	Melco Holdings, Inc.	46,822

16,200	Mirait One Corp.	196,852

25,400	Mirarth Holdings, Inc.	77,664

27,100	Mitsubishi Chemical Group Corp. (a)	143,526

42,900	Mitsubishi Corp. (b)	905,464

210,100	Mitsubishi Electric Corp.	3,650,979

47,700	Mitsubishi Gas Chemical Co., Inc.	895,261

2,900	Mitsubishi Research Institute, Inc.	86,644

300	Mitsubishi Shokuhin Co. Ltd.	9,962

261,900	Mitsubishi UFJ Financial Group, Inc. (b)	2,781,815

46,400	Mitsui & Co. Ltd. (b)	2,362,419

17,600	Mitsui Chemicals, Inc.	533,230

3,100	Mitsui DM Sugar Holdings Co. Ltd.	62,865

89,900	Mitsui OSK Lines Ltd.	2,963,318

2,500	Mitsui-Soko Holdings Co. Ltd.	68,648

2,500	MIXI, Inc.	45,569

35,300	Mizuno Corp.	1,837,308

80,300	Morinaga & Co. Ltd.	1,284,329

39,500	Morinaga Milk Industry Co. Ltd.	816,044

58,700	MS&AD Insurance Group Holdings, Inc.	1,220,955

1,100	Nafco Co. Ltd.	20,308

4,400	Nagase & Co. Ltd.	86,238

36,700	NEC Corp. (b)	2,731,866

3,200	NGK Insulators Ltd.	42,771

74,400	NH Foods Ltd.	2,283,745

18,400	Nichias Corp.	557,955

6,600	Nichiha Corp.	148,976

5,200	Nichireki Co. Ltd.	80,089

2,000	Nippon Densetsu Kogyo Co. Ltd.	25,603

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

9,000	Nippon Shinyaku Co. Ltd.	176,227

5,000	Nippon Soda Co. Ltd.	161,494

80,500	Nippon Television Holdings, Inc.	1,085,636

116,200	Nippon Yusen KK (a) (b)	3,684,136

15,200	Nissan Motor Co. Ltd.	54,365

1,500	Nissin Corp.	42,964

24,400	Niterra Co. Ltd.	735,378

900	Nitta Corp.	23,515

4,400	Nittetsu Mining Co. Ltd.	148,571

700	Nitto Denko Corp.	53,592

29,900	Nojima Corp.	336,429

29,100	Nomura Real Estate Holdings, Inc.	750,264

4,500	Noritake Co. Ltd.	114,985

1,700	NS United Kaiun Kaisha Ltd.	53,511

1,100	Obara Group, Inc.	29,693

68,100	Oji Holdings Corp.	275,218

23,300	Okamura Corp.	337,684

4,400	OKUMA Corp.	188,399

113,800	Ono Pharmaceutical Co. Ltd. (a)	1,647,923

67,900	ORIX Corp.	1,480,765

1,100	Osaka Gas Co. Ltd. (b)	25,045

25,400	Otsuka Holdings Co. Ltd. (a)	1,048,650

165,200	Pacific Industrial Co. Ltd.	1,634,794

3,200	PAL GROUP Holdings Co. Ltd.	37,136

1,100	PALTAC Corp.	28,870

306,300	Panasonic Holdings Corp.	2,705,498

304,500	Penta-Ocean Construction Co. Ltd.	1,226,387

4,500	Pilot Corp.	125,489

2,200	Prima Meat Packers Ltd.	33,155

2,200	Raito Kogyo Co. Ltd.	28,168

43,500	Renesas Electronics Corp.	801,558

3,000	Rengo Co. Ltd.	20,234

500	Restar Corp.	9,571

9,500	Ricoh Co. Ltd.	85,310

146,000	Rohm Co. Ltd. (a)	1,892,376

800	Roland DG Corp.	27,271

4,700	S Foods, Inc.	85,086

2,900	Sakai Moving Service Co. Ltd.	43,793

1,900	Sakata INX Corp.	23,092

10,100	San-A Co. Ltd.	309,842

10,400	San-Ai Obbli Co. Ltd.	137,600

8,800	Sanki Engineering Co. Ltd.	123,092

2,700	Sankyo Co. Ltd.	26,326

57,300	Sankyu, Inc.	2,069,676

71,300	Sanwa Holdings Corp.	1,327,347

1,600	Sanyo Denki Co. Ltd.	73,867

1,500	SB Technology Corp. (a)	28,282

1,000	SCREEN Holdings Co. Ltd.	95,655

176,800	Sega Sammy Holdings, Inc. (a)	2,497,280

30,200	Seiko Epson Corp.	487,968

49,600	Sekisui Chemical Co. Ltd.	711,893

121,900	Sekisui House Ltd.	2,744,892

2,900	Sekisui Jushi Corp.	44,556

11,600	Shimamura Co. Ltd.	555,662

Shares	Description	Value ($)

	Japan — continued

4,200	Shinagawa Refractories Co. Ltd.	54,182

36,300	Shionogi & Co. Ltd.	1,635,427

800	Sinanen Holdings Co. Ltd.	23,696

1,500	Sinko Industries Ltd.	36,849

1,000	Sohgo Security Services Co. Ltd. (b)	6,038

67,460	Sojitz Corp.	1,764,876

136,300	Stanley Electric Co. Ltd.	2,507,511

15,200	Star Micronics Co. Ltd. (a)	205,819

8,100	Starts Corp., Inc.	168,997

90,800	Subaru Corp.	2,029,806

174,300	SUMCO Corp. (a)	2,620,308

66,800	Sumitomo Corp.	1,738,302

3,700	Sumitomo Densetsu Co. Ltd.	86,070

104,300	Sumitomo Forestry Co. Ltd.	3,611,294

35,300	Sumitomo Heavy Industries Ltd.	960,454

47,500	Sumitomo Mitsui Financial Group, Inc. (a)	3,108,832

101,400	Sumitomo Mitsui Trust Holdings, Inc. (a)	2,357,504

222,100	Sumitomo Pharma Co. Ltd. *	431,236

9,100	Sun Frontier Fudousan Co. Ltd.	113,007

157,500	T&D Holdings, Inc.	2,847,340

6,100	Takeda Pharmaceutical Co. Ltd.	162,412

2,700	Tamron Co. Ltd.	152,235

18,300	TDK Corp.	919,126

72,100	THK Co. Ltd.	1,398,176

280,600	Tokai Carbon Co. Ltd.	1,784,320

1,900	Tokai Rika Co. Ltd.	26,949

276,800	Tokyo Electric Power Co. Holdings, Inc. * (b)	1,661,758

118,200	Tokyo Gas Co. Ltd. (b)	2,654,937

26,100	Tokyo Steel Manufacturing Co. Ltd.	260,566

123,000	Tosei Corp.	1,768,963

79,700	Tosoh Corp.	1,011,365

8,400	Toyo Tire Corp.	150,535

4,900	Toyoda Gosei Co. Ltd.	95,338

11,400	Toyota Boshoku Corp.	166,889

14,000	Toyota Industries Corp.	1,320,350

35,400	Toyota Tsusho Corp.	2,161,841

1,300	Transcosmos, Inc.	28,047

200	Tsubakimoto Chain Co.	7,540

10,000	Tsugami Corp.	92,593

18,100	TV Asahi Holdings Corp.	231,758

3,600	Wacoal Holdings Corp.	88,998

14,700	YAMABIKO Corp.	201,128

59,700	Yamaha Corp.	1,358,452

512,300	Yamaha Motor Co. Ltd. (a)	5,016,301

1,300	Yamato Kogyo Co. Ltd.	67,954

23,500	Yamazen Corp.	210,298

15,500	Yellow Hat Ltd.	205,677

86,800	Yokogawa Bridge Holdings Corp.	1,527,489

10,500	Yokohama Rubber Co. Ltd.	263,716

6,300	Yuasa Trading Co. Ltd.	224,798

38,500	Zenkoku Hosho Co. Ltd.	1,379,550

	Total Japan	195,968,685

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Kuwait — 0.0%

8,662	Humansoft Holding Co. KSC	73,044

	Malaysia — 0.1%

42,700	AMMB Holdings Bhd.	38,578

481,500	CIMB Group Holdings Bhd.	701,060

22,600	IOI Corp. Bhd.	18,366

74,900	Kossan Rubber Industries Bhd.	35,350

53,700	KPJ Healthcare Bhd.	21,709

162,100	Malayan Banking Bhd.	342,059

42,000	MISC Bhd.	74,461

54,300	Petronas Chemicals Group Bhd.	77,487

16,500	PPB Group Bhd.	51,785

74,000	Sime Darby Bhd.	43,749

	Total Malaysia	1,404,604

	Mexico — 0.7%

52,786	Arca Continental SAB de CV	541,129

45,046	Banco del Bajio SA	155,981

8,778	Cemex SAB de CV Sponsored ADR *	66,098

4,270	Coca-Cola Femsa SAB de CV Sponsored ADR	399,928

495,200	Credito Real SAB de CV SOFOM ER * (e)	—

16,229	El Puerto de Liverpool SAB de CV – Class C1	123,393

157,715	Fomento Economico Mexicano SAB de CV	1,806,800

1,871	Fomento Economico Mexicano SAB de CV Sponsored ADR	214,454

5,784	Grupo Aeroportuario del Centro Norte SAB de CV	59,325

271	Grupo Aeroportuario del Centro Norte SAB de CV ADR	22,170

69	Grupo Aeroportuario del Sureste SAB de CV ADR	23,156

4,863	Grupo Aeroportuario del Sureste SAB de CV – Class B	164,155

206,622	Grupo Financiero Banorte SAB de CV – Class O	1,962,766

298,981	Grupo Mexico SAB de CV – Series B	1,844,654

46,849	Kimberly-Clark de Mexico SAB de CV – Class A	98,522

14,737	Qualitas Controladora SAB de CV	189,128

6,694	Regional SAB de CV	57,990

815	Unifin Financiera SAB de CV * (e)	—

114,354	Wal-Mart de Mexico SAB de CV	429,674

	Total Mexico	8,159,323

	Netherlands — 2.2%

5,415	Aalberts NV	259,097

30,714	Aegon Ltd.	199,219

889	Arcadis NV (b)	58,336

11,540	ASR Nederland NV (a)	558,517

42,012	EXOR NV	4,717,973

9,049	ForFarmers NV	27,016

Shares	Description	Value ($)

	Netherlands — continued

1,889	IMCD NV (a)	288,271

221,009	ING Groep NV (a)	3,948,404

132,570	Koninklijke Ahold Delhaize NV (b)	4,111,396

136,441	Koninklijke Philips NV * (b)	3,726,866

59,228	NN Group NV (a)	2,763,525

37,906	Randstad NV (b)	2,003,401

14,698	Royal BAM Group NV	61,783

40,177	Signify NV (a)	1,097,833

5,392	Wolters Kluwer NV (b)	859,966

	Total Netherlands	24,681,603

	New Zealand — 0.0%

83,962	Meridian Energy Ltd. (b)	349,330

	Norway — 0.8%

40,406	BW LPG Ltd.	838,757

92,583	DNO ASA	103,630

114,253	Elkem ASA *	238,776

168,882	Equinor ASA	4,902,261

33,071	Europris ASA	221,397

6,227	Golden Ocean Group Ltd.	89,607

83,629	Hafnia Ltd.	734,917

51,819	Hoegh Autoliners ASA	618,612

18,539	Odfjell Drilling Ltd.	102,095

19,125	Orkla ASA	153,125

3,159	Selvaag Bolig ASA	11,351

4,613	Stolt-Nielsen Ltd.	213,064

9,618	Storebrand ASA	104,234

24,753	Wallenius Wilhelmsen ASA	264,430

	Total Norway	8,596,256

	Pakistan — 0.0%

16,982	Attock Refinery Ltd.	23,210

30,587	Engro Fertilizers Ltd.	17,585

294,574	Oil & Gas Development Co. Ltd.	141,391

250,147	Pakistan Petroleum Ltd.	107,721

	Total Pakistan	289,907

	Philippines — 0.0%

20,500	Aboitiz Equity Ventures, Inc.	12,278

150,080	Megaworld Corp.	4,619

	Total Philippines	16,897

	Poland — 0.5%

3,024	Asseco Poland SA	63,554

22,159	Bank Polska Kasa Opieki SA	902,539

1,074	Budimex SA	204,041

12,838	Cyfrowy Polsat SA *	40,844

96	Grupa Kety SA	21,092

17,526	Orange Polska SA	36,560

164,926	ORLEN SA	2,671,553

21,339	Pepco Group NV *	131,681

137,278	PGE Polska Grupa Energetyczna SA *	237,137

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Poland — continued

8,272	Powszechna Kasa Oszczednosci Bank Polski SA	125,340

53,558	Powszechny Zaklad Ubezpieczen SA	681,634

2,167	Santander Bank Polska SA	279,412

	Total Poland	5,395,387

	Portugal — 0.0%

37,937	Navigator Co. SA * (a)	165,904

202,578	Sonae SGPS SA	209,114

	Total Portugal	375,018

	Qatar — 0.0%

81,453	Industries Qatar QSC	258,769

40,449	Ooredoo QPSC	104,496

13,335	Qatar Gas Transport Co. Ltd.	14,609

5,888	Qatar Islamic Bank SAQ	27,925

13,070	Qatar National Bank QPSC	48,583

	Total Qatar	454,382

	Russia — 0.0%

3,038,020	Alrosa PJSC (e) (f)	25,114

160,792,062	Federal Grid Co.-Rosseti PJSC * (e)	1,808

68,395	Fix Price Group PLC GDR (e)	1,628

180,610	Gazprom Neft PJSC (e)	13,440

2,050,858	Gazprom PJSC * (e)	28,384

455,400	GMK Norilskiy Nickel PAO (e)	7,097

6,310,100	Inter RAO UES PJSC * (e)	2,845

19,776	LSR Group PJSC (e)	1,705

1	LSR Group PJSC GDR (e)	—

74,944	LUKOIL PJSC (e)	60,908

1,863,335	Magnitogorsk Iron & Steel Works PJSC * (e) (f)	11,340

25,400	Mechel PJSC * (e) (f)	605

1	MMC Norilsk Nickel PJSC ADR * (e)	—

16,770	Mobile TeleSystems PJSC (e)	525

361,420	Moscow Exchange MICEX-Rates PJSC (e)	9,565

3,294,000	Mosenergo PJSC (e)	1,103

75,720	Novatek PJSC (e)	9,062

1,212,010	Novolipetsk Steel PJSC (e)	25,893

3,466	PhosAgro PJSC (e)	2,276

67	PhosAgro PJSC GDR (e) (f)	15

10,215	Polyus PJSC * (e) (f)	13,795

1	Polyus PJSC GDR (Registered) (e) (f)	1

24,471,200	RusHydro PJSC (e)	1,709

3,677,652	Sberbank of Russia PJSC * (e) (f)	127,092

425	Severstal PAO * (e) (f)	84

91,185	Severstal PAO GDR (Registered) * (e) (f)	17,935

11,580	SFI PJSC (e)	1,652

5,940,620	Surgutneftegas PJSC (e)	18,769

332,388	Tatneft PJSC (e)	25,327

1,300,440	Unipro PJSC * (e)	275

50,950	United Co. Rusal International PJSC * (e)	241

	Total Russia	410,193

Shares	Description	Value ($)

	Saudi Arabia — 0.0%

4,251	Almarai Co. JSC	59,290

6,554	Saudi Arabian Oil Co.	50,667

20,969	Saudi National Bank	190,428

	Total Saudi Arabia	300,385

	Singapore — 0.6%

39,000	Bumitama Agri Ltd.	20,214

265,400	ComfortDelGro Corp. Ltd.	273,614

16,508	DBS Group Holdings Ltd.	440,199

35,500	First Real Estate Investment Trust – (REIT) (a)	6,297

84,500	First Resources Ltd.	88,218

870,300	Golden Agri-Resources Ltd.	170,776

126,300	Keppel Ltd.	629,711

178,600	Oversea-Chinese Banking Corp. Ltd.	1,922,109

40,900	Sasseur Real Estate Investment Trust – (REIT)	20,606

37,700	Sheng Siong Group Ltd.	41,609

74,700	StarHub Ltd.	70,757

37,000	United Overseas Bank Ltd.	843,676

25,400	UOL Group Ltd.	101,677

12,100	Venture Corp. Ltd.	125,905

90,299	Yangzijiang Financial Holding Ltd.	21,750

1,299,899	Yangzijiang Shipbuilding Holdings Ltd.	2,199,427

134,400	Yanlord Land Group Ltd. *	45,822

	Total Singapore	7,022,367

	South Africa — 0.6%

20,661	Absa Group Ltd.	164,672

26,946	Anglo American Platinum Ltd.	883,950

34,865	AVI Ltd.	157,999

7,395	Barloworld Ltd.	35,398

43,165	Bidvest Group Ltd.	564,351

27,450	Clicks Group Ltd.	430,849

427,751	FirstRand Ltd.	1,484,010

23,127	Foschini Group Ltd.	117,021

23,814	Investec Ltd.	155,698

10,013	Kumba Iron Ore Ltd.	262,498

15,561	Motus Holdings Ltd.	71,473

36,361	Mr Price Group Ltd.	344,369

10	MTN Group Ltd.	44

16,054	Nedbank Group Ltd.	194,884

9,304	Ninety One Ltd.	19,628

6,273	Reunert Ltd.	22,919

37,117	Sanlam Ltd.	140,050

75,491	Sappi Ltd.	217,030

18,985	Shoprite Holdings Ltd.	252,418

15,522	Tiger Brands Ltd.	160,750

77,979	Truworths International Ltd.	316,932

22,654	Woolworths Holdings Ltd.	65,470

	Total South Africa	6,062,413

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	South Korea — 1.8%

5,607	ABOV Semiconductor Co. Ltd.	52,853

34,993	BNK Financial Group, Inc.	214,331

5,918	Cheil Worldwide, Inc.	80,019

6,229	Coway Co. Ltd.	255,091

17,323	Daewon Cable Co. Ltd. *	44,935

6,725	Daou Data Corp.	56,195

1,614	DB Insurance Co. Ltd.	120,965

19,254	Dongwon Development Co. Ltd.	38,462

238	F&F Co. Ltd.	11,548

1,336	Fila Holdings Corp.	38,111

2,936	Global Standard Technology Co. Ltd.	95,454

11,631	GS Holdings Corp.	367,208

15,376	Hana Financial Group, Inc.	686,624

1,143	Handsome Co. Ltd.	14,819

8,286	Hankook Tire & Technology Co. Ltd.	262,557

26,474	Hanon Systems	95,796

12,513	HDC Hyundai Development Co-Engineering & Construction	158,799

2,849	Hyundai Engineering & Construction Co. Ltd.	68,364

3,545	Hyundai Glovis Co. Ltd.	461,400

501	Hyundai Home Shopping Network Corp.	18,986

10,136	Hyundai Mobis Co. Ltd.	1,580,353

6,175	Hyundai Motor Co.	1,133,136

2,408	Hyundai Steel Co.	51,718

228	INTOPS Co. Ltd.	3,883

14,718	JB Financial Group Co. Ltd.	155,307

3,491	Kakaopay Corp. *	78,163

7,525	Kangwon Land, Inc.	81,036

8,230	KB Financial Group, Inc.	473,145

4,303	KB Financial Group, Inc. ADR	247,595

705	KCC Glass Corp.	20,593

46,666	Kia Corp.	3,983,234

9,783	KT Corp. Sponsored ADR	132,266

27,393	KT&G Corp.	1,653,488

10,903	LG Corp.	641,529

35,141	LG Electronics, Inc.	2,672,958

8,462	LG Uplus Corp.	59,095

2,799	LOTTE Fine Chemical Co. Ltd.	97,351

7,973	Mirae Asset Securities Co. Ltd.	41,677

946	NAVER Corp.	117,114

1,054	Orion Corp.	69,735

382	POSCO Holdings, Inc.	102,440

19,907	POSCO Holdings, Inc. Sponsored ADR	1,341,931

2,916	Samsung E&A Co. Ltd. *	49,388

12,372	Samsung Electronics Co. Ltd.	655,503

26	Samsung Electronics Co. Ltd. GDR (b)	35,229

4,100	Samsung Securities Co. Ltd.	107,318

11,126	Shinhan Financial Group Co. Ltd.	381,695

13,095	SK Networks Co. Ltd.	47,943

4,263	SK Telecom Co. Ltd. Sponsored ADR	88,159

Shares	Description	Value ($)

	South Korea — continued

52,578	Woori Financial Group, Inc.	539,309

3,354	Youngone Corp.	82,376

	Total South Korea	19,867,184

	Spain — 2.1%

69,356	Acerinox SA	759,718

23,216	Amadeus IT Group SA (b)	1,657,214

17,671	Atresmedia Corp. de Medios de Comunicacion SA	101,807

541,185	Banco Bilbao Vizcaya Argentaria SA	5,872,590

2,026,506	Banco de Sabadell SA	4,280,570

836,937	Banco Santander SA	4,413,793

33,331	CaixaBank SA	190,889

13,744	Ence Energia y Celulosa SA *	50,533

596	Grupo Catalana Occidente SA	24,724

61,418	Industria de Diseno Textil SA (b)	2,920,522

178,668	Mapfre SA (a)	430,229

34,234	Prosegur Compania de Seguridad SA	65,884

125,634	Repsol SA	2,050,936

	Total Spain	22,819,409

	Sweden — 0.7%

4,628	Betsson AB * (c)	1,650

4,628	Betsson AB (b) (c)	53,073

166,156	Fastighets AB Balder – B Shares * (a)	1,124,997

2,745	Investor AB – A Shares (b)	73,944

94,814	Investor AB – B Shares (b)	2,572,812

9,284	Securitas AB – B Shares (b)	95,544

27,296	Skanska AB – B Shares	482,128

133,956	Telefonaktiebolaget LM Ericsson – B Shares	825,378

4,640	Volvo AB – A Shares	126,099

61,985	Volvo AB – B Shares	1,668,319

39,368	Volvo Car AB – Class B *	132,584

	Total Sweden	7,156,528

	Switzerland — 1.4%

78,802	Adecco Group AG (Registered) (b)	2,990,600

393	Bobst Group SA (Registered)	29,964

2,724	Holcim AG (b)	239,303

9,860	Logitech International SA (Registered) (c)	986,881

558	Logitech International SA (Registered) (c)	55,806

2,157	Mobilezone Holding AG (Registered)	34,387

24,194	Novartis AG Sponsored ADR	2,495,127

11,980	Novartis AG (Registered)	1,239,905

1,009	Roche Holding AG (a)	282,386

25,903	Roche Holding AG – Genusschein	6,613,470

6,499	Sandoz Group AG ADR	230,650

787	Sandoz Group AG	27,839

659	Swatch Group AG	141,163

874	Swisscom AG (Registered) (b)	484,860

602	u-blox Holding AG (a)	64,050

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

884	UBS Group AG (Registered) (b)	28,182

	Total Switzerland	15,944,573

	Taiwan — 2.7%

2,414	Acter Group Corp. Ltd.	17,469

137,014	ASE Technology Holding Co. Ltd. ADR	1,477,011

30,000	Asustek Computer, Inc.	477,611

212,000	Catcher Technology Co. Ltd.	1,472,987

35,000	Chicony Electronics Co. Ltd.	202,450

81,000	Chipbond Technology Corp.	170,468

9,000	ChipMOS Technologies, Inc.	12,313

1,000	Chlitina Holding Ltd.	5,174

373,000	Compal Electronics, Inc.	428,332

26,440	Coretronic Corp.	90,506

8,000	Dynapack International Technology Corp.	23,377

44,000	Elitegroup Computer Systems Co. Ltd. *	46,757

394,200	Evergreen Marine Corp. Taiwan Ltd.	2,564,401

59,000	Farglory Land Development Co. Ltd.	161,464

27,701	FLEXium Interconnect, Inc.	74,832

97,821	Foxconn Technology Co. Ltd.	221,731

3,053	Fubon Financial Holding Co. Ltd.	6,939

7,080	Fusheng Precision Co. Ltd.	63,629

16,000	Giant Manufacturing Co. Ltd.	107,599

15,000	Global Brands Manufacture Ltd.	34,520

152,000	Grand Pacific Petrochemical	68,093

2,000	Grape King Bio Ltd.	9,915

9,000	Hannstar Board Corp.	16,496

686,318	Hon Hai Precision Industry Co. Ltd.	3,654,984

39,000	Huaku Development Co. Ltd. *	190,398

19,279	Innodisk Corp.	196,884

30,000	King’s Town Bank Co. Ltd.	55,647

20,000	Kung Long Batteries Industrial Co. Ltd.	91,189

11,000	Largan Precision Co. Ltd.	776,894

70,000	MediaTek, Inc.	2,680,585

136,000	Micro-Star International Co. Ltd.	807,862

33,000	Nan Ya Printed Circuit Board Corp.	199,157

49,903	Nantex Industry Co. Ltd.	53,689

5,800	Nien Made Enterprise Co. Ltd.	62,948

67,000	Novatek Microelectronics Corp.	1,235,174

8,000	Parade Technologies Ltd.	189,912

6,000	Pixart Imaging, Inc.	30,407

204,000	Pou Chen Corp.	236,556

246,000	Powerchip Semiconductor Manufacturing Corp. *	189,091

6,000	Powertech Technology, Inc.	33,126

63,000	Primax Electronics Ltd.	197,048

140,472	Radiant Opto-Electronics Corp.	856,812

10,000	Realtek Semiconductor Corp.	168,839

16,400	Ruentex Industries Ltd.	34,641

19,760	Shin Zu Shing Co. Ltd.	121,130

29,000	Shinkong Insurance Co. Ltd.	85,153

9,000	Sigurd Microelectronics Corp.	21,980

Shares	Description	Value ($)

	Taiwan — continued

31,900	Simplo Technology Co. Ltd.	406,707

2,945	Sinmag Equipment Corp.	14,217

29,000	T3EX Global Holdings Corp.	99,827

12,000	TaiDoc Technology Corp.	60,461

173,000	Taiwan Semiconductor Manufacturing Co. Ltd.	4,430,172

21,897	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (b)	3,307,323

42,000	Taiwan Surface Mounting Technology Corp.	147,912

5,360	Test Research, Inc.	28,605

25,000	Transcend Information, Inc.	90,976

28,000	Tripod Technology Corp.	184,429

8,000	TTY Biopharm Co. Ltd.	19,173

19,000	Tung Ho Steel Enterprise Corp.	40,537

16,000	TXC Corp.	55,984

6,000	United Microelectronics Corp.	10,215

28,000	Wisdom Marine Lines Co. Ltd. *	67,176

620,000	Yang Ming Marine Transport Corp.	1,370,196

332,895	Yuanta Financial Holding Co. Ltd.	326,227

	Total Taiwan	30,584,317

	Thailand — 0.6%

856,100	AP Thailand PCL NVDR	214,560

168,000	Bangkok Bank PCL NVDR	623,964

797,200	BTS Group Holdings PCL NVDR	104,011

39,600	GFPT PCL NVDR	14,470

304,100	Kasikornbank PCL NVDR	1,084,531

4,156,000	Krung Thai Bank PCL NVDR	1,945,415

1,069,600	Land & Houses PCL NVDR	191,883

127,800	Muangthai Capital PCL NVDR	154,583

34,532	Pruksa Holding PCL NVDR	9,402

241,400	PTT Exploration & Production PCL NVDR	1,015,086

486,300	PTT PCL NVDR	433,817

23,600	Regional Container Lines PCL NVDR	19,082

682,900	Sansiri PCL NVDR	29,595

137,300	SCB X PCL NVDR	396,454

7,700	Siam Cement PCL NVDR	49,478

52,300	Somboon Advance Technology PCL NVDR	21,062

154,400	Sri Trang Agro-Industry PCL NVDR	99,253

99,600	Sri Trang Gloves Thailand PCL NVDR	30,354

93,300	Supalai PCL NVDR	46,979

91,100	Thai Oil PCL NVDR	128,620

	Total Thailand	6,612,599

	Turkey — 0.5%

790,701	Akbank TAS	1,620,842

430,631	Aselsan Elektronik Sanayi Ve Ticaret AS	783,330

23,883	Dogus Otomotiv Servis ve Ticaret AS	224,482

101,949	KOC Holding AS	753,372

49,647	Mavi Giyim Sanayi Ve Ticaret AS – Class B	147,147

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued

19,092	Turk Hava Yollari AO *	179,542

111,569	Vestel Beyaz Esya Sanayi ve Ticaret AS	82,568

1,512,630	Yapi ve Kredi Bankasi AS	1,517,938

	Total Turkey	5,309,221

	United Arab Emirates — 0.1%

107,440	Emirates NBD Bank PJSC	455,128

	United Kingdom — 4.4%

174,864	3i Group PLC	6,443,203

54,388	abrdn PLC (a)	108,223

24,794	BAE Systems PLC (b)	441,482

9,485	Balfour Beatty PLC	45,072

4,859	Bank of Georgia Group PLC	230,986

266,135	Barratt Developments PLC (a)	1,725,740

22,675	Bellway PLC	780,778

36,352	Berkeley Group Holdings PLC	2,453,051

8,280	British American Tobacco PLC (b)	256,058

2,761,138	BT Group PLC (a)	4,622,795

53,192	Centamin PLC	81,365

6,403	Close Brothers Group PLC	39,199

48,974	Coca-Cola HBC AG	1,661,947

66,815	Compass Group PLC (b)	1,875,911

7,309	Crest Nicholson Holdings PLC (a)	22,287

2,368	CRH PLC (b)	193,608

23,265	Evraz PLC * (e)	607

116,800	Ferrexpo PLC *	62,249

1,720	Galliford Try Holdings PLC	5,874

19,945	GSK PLC	447,526

68,950	GSK PLC Sponsored ADR (a)	3,086,891

30,515	Howden Joinery Group PLC	355,891

290,085	HSBC Holdings PLC	2,585,493

19,346	HSBC Holdings PLC Sponsored ADR	863,799

65,772	IG Group Holdings PLC	680,403

22,567	Imperial Brands PLC	560,770

17,373	International Personal Finance PLC	24,942

22,182	Investec PLC	148,431

478,472	ITV PLC	487,349

211,322	J Sainsbury PLC	749,230

1,636	Johnson Matthey PLC	36,791

4,789	Keller Group PLC	79,357

482,441	Kingfisher PLC	1,633,260

2,018,804	Lloyds Banking Group PLC	1,441,145

62,388	MONY Group PLC	180,626

7,241	Morgan Advanced Materials PLC	28,664

5,953	Morgan Sindall Group PLC	192,437

199,338	NatWest Group PLC	806,381

67,523	OSB Group PLC	401,551

20,286	Paragon Banking Group PLC	198,140

44,955	Persimmon PLC	839,860

20,638	Plus500 Ltd.	587,854

32,369	Premier Foods PLC	71,302

Shares	Description	Value ($)

	United Kingdom — continued

65,032	Redrow PLC	593,846

3,463	RELX PLC (b)	151,921

2,780	RELX PLC Sponsored ADR (b)	122,209

13,687	Rio Tinto PLC Sponsored ADR (b)	959,459

2,887	Rio Tinto PLC (b)	203,237

3,328	Sage Group PLC (b)	43,715

16,889	Serica Energy PLC	37,836

42,263	Shell PLC	1,525,472

2,670	Shell PLC ADR (b)	194,323

15,165	Spirent Communications PLC	35,671

16,171	Standard Chartered PLC	161,073

505,534	Taylor Wimpey PLC	957,082

3,340	TBC Bank Group PLC	108,746

65,764	Tesco PLC (b)	261,603

5,558	Travis Perkins PLC	61,319

38,621	Unilever PLC Sponsored ADR (b)	2,114,500

21,288	Vesuvius PLC	133,053

940,967	Vodafone Group PLC (b)	909,726

291,947	Vodafone Group PLC Sponsored ADR (b)	2,808,530

35,451	Zigup PLC	198,056

	Total United Kingdom	49,119,905

	United States — 18.7%

18,167	3M Co. (a) (b)	1,819,243

3,217	Academy Sports & Outdoors, Inc. (a)	185,589

972	Adtalem Global Education, Inc. * (a)	62,587

1,510	Affiliated Managers Group, Inc.	245,526

5,413	Aflac, Inc. (a)	486,466

3,604	AGCO Corp. (a)	386,817

12,661	Akamai Technologies, Inc. * (a)	1,167,851

2,339	Allison Transmission Holdings, Inc. (a)	177,320

54,238	Ally Financial, Inc.	2,113,655

33,828	Alphabet, Inc. – Class A * (b)	5,835,330

9,076	Alphabet, Inc. – Class C * (b)	1,578,861

7,266	Amazon.com, Inc. * (b)	1,282,013

12,917	American Express Co. (b)	3,100,080

9,201	Arch Capital Group Ltd. * (b)	944,299

16,565	Archer-Daniels-Midland Co. (a)	1,034,319

3,274	Arrow Electronics, Inc. *	429,909

2,809	Aspen Technology, Inc. * (a)	591,716

3,712	AT&T, Inc. (b)	67,633

814	Atkore, Inc. (a)	123,850

1,595	AutoNation, Inc. * (a)	271,549

2,561	Avnet, Inc.	139,831

72,225	Bank of America Corp. (b)	2,888,278

13,356	Bank of New York Mellon Corp. (b)	796,151

1,033	Berry Global Group, Inc. (a)	61,856

8,202	Best Buy Co., Inc. (a)	695,694

4,902	Bio-Rad Laboratories, Inc. – Class A * (a)	1,406,188

545	Booking Holdings, Inc. (b)	2,058,111

90,566	BorgWarner, Inc.	3,229,583

23,177	Bristol-Myers Squibb Co.	952,343

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

1,406	Brunswick Corp. (a)	116,037

9,582	Builders FirstSource, Inc. * (a)	1,540,690

3,154	Bunge Global SA (a)	339,339

19,169	Capital One Financial Corp. (b)	2,638,229

13,737	CarMax, Inc. * (a)	965,162

1,200	Carter’s, Inc. (a)	82,080

5,609	CBRE Group, Inc. – Class A * (b)	493,985

30,432	Centene Corp. * (a) (b)	2,178,627

22,070	Chevron Corp. (b)	3,581,961

3,620	Cigna Group (b)	1,247,524

73,270	Cisco Systems, Inc. (a) (b)	3,407,055

52,931	Citigroup, Inc.	3,298,131

83,835	Cleveland-Cliffs, Inc. *	1,448,669

33,849	Cognizant Technology Solutions Corp. – Class A (a) (b)	2,239,111

80,895	Comcast Corp. – Class A (b)	3,238,227

2,458	Commercial Metals Co.	138,435

3,206	Corebridge Financial, Inc. (a)	93,519

999	Crane NXT Co. (a)	63,157

3,173	Crocs, Inc. *	493,846

3,164	Cummins, Inc. (a) (b)	891,394

45,646	CVS Health Corp. (b)	2,720,502

25,538	Darling Ingredients, Inc. * (a)	1,031,735

19,772	Discover Financial Services	2,425,233

7,113	DR Horton, Inc. (a) (b)	1,051,301

17,002	Dropbox, Inc. – Class A * (a)	383,055

50,114	eBay, Inc. (b)	2,717,181

2,458	Elevance Health, Inc. (a) (b)	1,323,584

527	Encore Wire Corp.	152,161

2,010	Enphase Energy, Inc. * (a)	257,079

18,516	EOG Resources, Inc. (a)	2,306,168

509	EPAM Systems, Inc. * (b)	90,566

19,518	Etsy, Inc. * (a)	1,238,807

551	Everest Group Ltd.	215,402

12,214	Expedia Group, Inc. * (b)	1,378,472

20,488	Exxon Mobil Corp. (a)	2,402,423

4,809	F5, Inc. * (a)	812,577

3,283	Federated Hermes, Inc.	108,897

29,703	Fidelity National Financial, Inc. (a)	1,495,843

1,969	Foot Locker, Inc. (a)	54,600

211,235	Ford Motor Co. (b)	2,562,280

10,451	Fox Corp. – Class A (a)	359,828

56,024	Fox Corp. – Class B	1,789,407

64,599	Franklin Resources, Inc. (a)	1,524,536

431	Garmin Ltd. (a)	70,619

23,694	GE HealthCare Technologies, Inc. (a) (b)	1,848,132

4,728	General Electric Co. (b)	780,782

8,503	General Mills, Inc. (a)	584,581

51,070	General Motors Co. (b)	2,297,639

11,482	Gilead Sciences, Inc. (a)	737,948

3,643	Goldman Sachs Group, Inc. (a)	1,663,102

100	Graham Holdings Co. – Class B (a)	75,243

Shares	Description	Value ($)

	United States — continued

14,634	Green Plains, Inc. * (a)	251,266

640	Group 1 Automotive, Inc. (a)	199,027

6,651	H&R Block, Inc. (a)	330,156

6,291	Hartford Financial Services Group, Inc. (b)	650,804

125,088	Hewlett Packard Enterprise Co.	2,207,803

6,760	Hilton Worldwide Holdings, Inc. (b)	1,356,056

700	HNI Corp. (a)	32,935

81,999	HP, Inc.	2,992,963

2,175	Humana, Inc. (b)	778,911

30,249	Incyte Corp. * (a)	1,748,090

85,316	Intel Corp.	2,631,999

14,684	Intercontinental Exchange, Inc. (a) (b)	1,966,188

19,730	International Business Machines Corp. (b)	3,291,950

5,732	International Paper Co. (a)	258,456

13,951	Invesco Ltd.	219,170

2,379	Jackson Financial, Inc. – Class A (a)	180,828

4,406	Janus Henderson Group PLC	147,601

12,876	Jazz Pharmaceuticals PLC * (a)	1,355,199

17,133	Johnson & Johnson (a)	2,512,897

17,707	JPMorgan Chase & Co. (b)	3,587,969

2,055	Keysight Technologies, Inc. * (a)	284,576

100,074	Kinder Morgan, Inc. (a)	1,950,442

6,081	Kohl’s Corp.	136,154

62,028	Kraft Heinz Co. (a)	2,193,930

20,833	Kroger Co. (b)	1,091,024

1,689	Lam Research Corp. (a)	1,574,891

29,237	Las Vegas Sands Corp. (b)	1,316,542

1,773	La-Z-Boy, Inc.	66,523

2,469	Lear Corp.	309,489

6,705	Lennar Corp. – Class A (a) (b)	1,075,147

5,852	LyondellBasell Industries NV – Class A (b)	581,806

4,073	M&T Bank Corp. (a)	617,467

5,780	Macy’s, Inc. (a)	112,594

2,140	ManpowerGroup, Inc. (b)	159,687

963	Markel Group, Inc. * (a)	1,580,851

48,688	Match Group, Inc. * (a)	1,491,313

177	Matson, Inc.	22,691

9,747	Medtronic PLC (b)	793,113

25,277	Merck & Co., Inc.	3,173,275

12,273	Meta Platforms, Inc. – Class A (b)	5,729,405

20,962	MGIC Investment Corp. (a)	440,202

16,373	Micron Technology, Inc. (b)	2,046,625

12,856	Moderna, Inc. * (a)	1,832,623

4,409	Morgan Stanley (a)	431,377

25,291	Mosaic Co.	782,251

1,547	Mueller Industries, Inc. (a)	91,134

13,596	Nucor Corp. (b)	2,295,685

20,126	ON Semiconductor Corp. * (a)	1,470,003

2,022	OneMain Holdings, Inc. (a)	99,321

23	Oracle Corp. (b)	2,695

10,273	Otis Worldwide Corp. (a)	1,019,082

29,467	Ovintiv, Inc.	1,522,560

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

1,414	Owens Corning	256,033

16,882	PACCAR, Inc. (a)	1,814,815

128,871	Paramount Global – Class B (a)	1,534,854

42,398	PayPal Holdings, Inc. * (b)	2,670,650

122,662	Pfizer, Inc.	3,515,493

2,448	Polaris, Inc. (a)	204,653

2,492	Premier, Inc. – Class A (a)	47,149

10,213	PulteGroup, Inc.	1,198,189

12,385	QUALCOMM, Inc.	2,527,159

12,493	Radian Group, Inc.	390,281

3,068	Regeneron Pharmaceuticals, Inc. *	3,007,131

1,870	Signet Jewelers Ltd.	204,746

906	Skechers U.S.A., Inc. – Class A *	64,706

18,638	Skyworks Solutions, Inc.	1,726,997

2,250	SLM Corp.	48,285

7,849	SolarEdge Technologies, Inc. * (a)	384,522

4,541	Solventum Corp. * (a)	269,463

2,189	SS&C Technologies Holdings, Inc. (b)	135,827

7,039	State Street Corp. (a)	532,078

16,461	Steel Dynamics, Inc. (a)	2,203,634

51,415	Synchrony Financial (a)	2,251,977

4,462	T Rowe Price Group, Inc. (a)	525,757

3,771	Tapestry, Inc. (a)	164,001

4,704	TE Connectivity Ltd.	704,189

6,991	Texas Instruments, Inc. (a)	1,363,315

4,780	Textron, Inc. (a)	418,776

25,587	Tyson Foods, Inc. – Class A (a)	1,464,856

33,974	U.S. Bancorp (a)	1,377,646

1,799	UFP Industries, Inc.	214,944

1,703	United Therapeutics Corp. *	468,546

1,705	UnitedHealth Group, Inc. (b)	844,606

7,444	Unum Group	400,934

7,205	Valero Energy Corp.	1,132,194

87,172	Verizon Communications, Inc. (b)	3,587,128

12,366	VF Corp. (a)	164,220

185,840	Viatris, Inc. (a)	1,969,904

107,249	Walgreens Boots Alliance, Inc. (a)	1,739,579

43,651	Wells Fargo & Co. (a)	2,615,568

25,482	Western Union Co. (a)	326,170

1,504	Westlake Corp. (a)	241,482

2,380	Whirlpool Corp. (a)	221,411

26,866	Zoom Video Communications, Inc. – Class A * (a) (b)	1,647,960

	Total United States	208,664,083

	Vietnam — 0.1%

65,036	Duc Giang Chemicals JSC	323,559

7,300	IDICO Corp. JSC	18,312

48,100	PetroVietNam Ca Mau Fertilizer JSC	71,220

19,500	PetroVietnam Technical Services Corp.	33,292

14,900	Petrovietnam Transportation Corp.	17,741

12,400	Sai Gon-Ha Noi Securities JSC *	8,855

Shares	Description	Value ($)

	Vietnam — continued

233,000	SSI Securities Corp.	319,519

73,000	Vietnam Dairy Products JSC	187,931

110,646	Vietnam Joint Stock Commercial Bank for Industry & Trade *	139,224

94,900	VIX Securities JSC *	67,627

414,435	VNDirect Securities Corp. *	291,719

	Total Vietnam	1,478,999

	TOTAL COMMON STOCKS (COST $850,925,218)	850,780,832

	PREFERRED STOCKS (g) — 1.3%

	Brazil — 0.7%

322,431	Bradespar SA	1,178,974

5,600	Cia de Ferro Ligas da Bahia FERBASA	8,479

797,603	Cia Energetica de Minas Gerais	1,511,388

22,660	Gerdau SA	78,153

297,533	Gerdau SA Sponsored ADR	1,029,464

274,502	Itausa SA	508,656

229,513	Petroleo Brasileiro SA	1,695,483

119,976	Petroleo Brasileiro SA ADR	1,776,845

2,820	Unipar Carbocloro SA – Class B	26,858

	Total Brazil	7,814,300

	Colombia — 0.0%

17,959	Bancolombia SA Sponsored ADR	636,826

	Germany — 0.4%

10,364	Bayerische Motoren Werke AG	1,001,942

1,147	Draegerwerk AG & Co. KGaA	62,779

623	Henkel AG & Co. KGaA (b)	56,400

1,603	Jungheinrich AG	62,640

28,562	Porsche Automobil Holding SE	1,576,010

512	Villeroy & Boch AG	9,401

15,068	Volkswagen AG	1,893,462

	Total Germany	4,662,634

	Russia — 0.0%

12,924	Bashneft PJSC (e)	2,773

56,000	Nizhnekamskneftekhim PJSC (e)	454

20,810	Sberbank of Russia PJSC * (e) (f)	719

9,254,300	Surgutneftegas PJSC (e)	69,321

16,100	Transneft PJSC (e)	2,823

	Total Russia	76,090

	South Korea — 0.2%

8	Hyundai Motor Co. (c)	890

805	Hyundai Motor Co. (c)	89,513

1,238	Hyundai Motor Co. GDR	69,735

1,194	LG Electronics, Inc.	40,659

36,601	Samsung Electronics Co. Ltd.	1,596,940

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares / Par Value†	Description	Value ($)

	South Korea — continued

51	Samsung Electronics Co. Ltd. (Registered)	55,947

	Total South Korea	1,853,684

	TOTAL PREFERRED STOCKS (COST $20,034,450)	15,043,534

	RIGHTS/WARRANTS — 0.0%

	Vietnam — 0.0%

78,940	VNDirect Securities Corp., expires 07/03/24 * (d)	24,198

	TOTAL RIGHTS/WARRANTS (COST $0)	24,198

	DEBT OBLIGATIONS — 15.8%

	United States — 15.8%

	U.S. Government — 14.9%

10,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 5.57%, due 01/31/26	10,021,973

28,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 5.48%, due 04/30/26	28,012,991

85,390,349	U.S. Treasury Inflation-Indexed Notes, 1.38%, due 07/15/33 (b)	80,276,521

49,878,726	U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34 (b)	48,174,560

	Total U.S. Government	166,486,045

	U.S. Government Agency — 0.9%

9,500,000	Federal Home Loan Banks, Variable Rate, 1 day USD SOFR + 0.10%, 5.43%, due 09/04/24	9,502,092

	Total United States	175,988,137

	TOTAL DEBT OBLIGATIONS (COST $175,060,343)	175,988,137

	MUTUAL FUNDS — 19.5%

	United States — 19.5%

	Affiliated Issuers — 19.5%

588,768	GMO Climate Change Fund, Class III	13,965,580

2,272,385	GMO Emerging Country Debt Fund, Class VI	44,606,909

770,852	GMO High Yield Fund, Class VI	13,913,888

2,112,958	GMO Opportunistic Income Fund, Class VI	50,753,240

2,262,028	GMO Resources Fund, Class VI	51,868,307

Shares	Description	Value ($)

	United States — continued

	Affiliated Issuers — continued

8,620,323	GMO U.S. Treasury Fund (h)	43,101,616

	Total Affiliated Issuers	218,209,540

	TOTAL MUTUAL FUNDS (COST $231,387,165)	218,209,540

	SHORT-TERM INVESTMENTS — 8.4%

	Money Market Funds — 0.3%

3,188,952	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (i)	3,188,952

	Repurchase Agreements — 8.1%

89,999,770	Nomura Securities International, Inc. Repurchase Agreement, dated 05/31/24, maturing on 06/03/24 with a maturity value of $90,039,595 and an effective yield of 5.31%, collateralized by a U.S. Treasury Note with maturity date 11/30/28 and a market value of $92,115,289.	89,999,770

	TOTAL SHORT-TERM INVESTMENTS (COST $93,188,722)	93,188,722

	TOTAL INVESTMENTS — 121.2% (Cost $1,370,595,898)	1,353,234,963

	SECURITIES SOLD SHORT — (17.9)%

	Common Stocks — (17.8)%

	Australia — (0.7)%

(23,744)	ASX Ltd.	(988,764)

(15,953)	CAR Group Ltd.	(372,511)

(5,918)	Cochlear Ltd.	(1,275,282)

(59,524)	IDP Education Ltd.	(636,915)

(169,536)	Lottery Corp. Ltd.	(552,084)

(1,507)	Mineral Resources Ltd.	(72,410)

(21,199)	Ramsay Health Care Ltd.	(667,148)

(799)	REA Group Ltd.	(99,921)

(19,492)	WiseTech Global Ltd.	(1,266,870)

(19,871)	Xero Ltd. *	(1,804,172)

	Total Australia	(7,736,077)

	Austria — (0.1)%

(10,005)	Verbund AG	(821,480)

	Belgium — (0.2)%

(24,688)	Anheuser-Busch InBev SA	(1,557,604)

(38)	Lotus Bakeries NV	(403,215)

	Total Belgium	(1,960,819)

	Canada — (1.3)%

(7,813)	Agnico Eagle Mines Ltd.	(532,925)

(73,900)	AltaGas Ltd.	(1,667,284)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

(27,553)	Brookfield Renewable Corp. – Class A	(869,022)

(36,332)	Cameco Corp.	(2,016,789)

(50,150)	Enbridge, Inc.	(1,834,487)

(13,544)	Franco-Nevada Corp.	(1,676,747)

(47,600)	GFL Environmental, Inc.	(1,497,972)

(26,748)	Pan American Silver Corp.	(588,456)

(49,101)	Pembina Pipeline Corp.	(1,823,120)

(22,267)	Restaurant Brands International, Inc.	(1,527,071)

	Total Canada	(14,033,873)

	China — (0.0)%

(1,391)	Yum China Holdings, Inc.	(49,742)

	Denmark — (0.1)%

(10,888)	Coloplast AS – Class B	(1,309,577)

(2,233)	Novo Nordisk AS – Class B	(302,545)

	Total Denmark	(1,612,122)

	Finland — (0.0)%

(3,958)	Elisa OYJ	(184,425)

	France — (0.5)%

(32,176)	Accor SA *	(1,403,726)

(8,024)	Aeroports de Paris SA	(1,149,803)

(85,857)	Getlink SE	(1,513,018)

(769)	Hermes International SCA	(1,825,313)

(709)	Sartorius Stedim Biotech	(141,237)

(609)	Sodexo SA	(56,721)

	Total France	(6,089,818)

	Germany — (0.9)%

(7,799)	adidas AG	(1,975,255)

(3,641)	Covestro AG *	(196,173)

(49,327)	Delivery Hero SE *	(1,510,980)

(6,714)	MTU Aero Engines AG	(1,677,144)

(123)	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	(61,340)

(1,091)	Rational AG	(931,022)

(109)	Rheinmetall AG	(62,830)

(23,530)	Siemens Energy AG *	(640,751)

(13,483)	Symrise AG	(1,610,552)

(7,527)	Talanx AG	(600,403)

(2,478)	Vonovia SE	(77,897)

(10,417)	Zalando SE *	(276,668)

	Total Germany	(9,621,015)

	Israel — (0.2)%

(7,163)	CyberArk Software Ltd. *	(1,642,118)

(1,245)	Monday.com Ltd. *	(281,258)

	Total Israel	(1,923,376)

Shares	Description	Value ($)

	Italy — (0.6)%

(41,161)	Amplifon SpA	(1,521,437)

(281)	DiaSorin SpA	(30,325)

(4,535)	Ferrari NV	(1,868,792)

(103,891)	FinecoBank Banca Fineco SpA	(1,684,960)

(112,566)	Infrastrutture Wireless Italiane SpA	(1,234,164)

	Total Italy	(6,339,678)

	Japan — (1.5)%

(1,100)	Advantest Corp.	(36,617)

(75,200)	Aeon Co. Ltd.	(1,621,997)

(23,600)	Asahi Intecc Co. Ltd.	(341,037)

(4,600)	Disco Corp.	(1,809,451)

(8,100)	East Japan Railway Co.	(140,466)

(1,400)	Ibiden Co. Ltd.	(56,611)

(56,100)	Japan Exchange Group, Inc.	(1,318,629)

(11,700)	Keisei Electric Railway Co. Ltd.	(420,223)

(25,600)	Kintetsu Group Holdings Co. Ltd.	(544,261)

(25,100)	Kobe Bussan Co. Ltd.	(555,178)

(7,000)	Lasertec Corp.	(1,799,812)

(72,300)	MonotaRO Co. Ltd.	(763,736)

(53,700)	Oriental Land Co. Ltd.	(1,501,272)

(299,200)	Rakuten Group, Inc. *	(1,556,175)

(8,100)	Resona Holdings, Inc.	(56,225)

(10,000)	Sharp Corp. *	(61,790)

(23,500)	Shiseido Co. Ltd.	(745,824)

(148,400)	SoftBank Corp.	(1,779,348)

(11,200)	SoftBank Group Corp.	(648,116)

(16,100)	Tobu Railway Co. Ltd.	(284,542)

(64,200)	Tokyu Corp.	(749,017)

(8,500)	West Japan Railway Co.	(169,580)

(8,100)	Zensho Holdings Co. Ltd.	(318,930)

	Total Japan	(17,278,837)

	Netherlands — (0.5)%

(1,163)	Adyen NV *	(1,508,159)

(10,108)	BE Semiconductor Industries NV	(1,503,745)

(26,979)	OCI NV	(739,927)

(58,747)	Universal Music Group NV	(1,830,771)

	Total Netherlands	(5,582,602)

	Peru — (0.2)%

(14,939)	Southern Copper Corp.	(1,772,250)

	Singapore — (0.2)%

(468,227)	Grab Holdings Ltd. – Class A *	(1,718,393)

(833,655)	Seatrium Ltd. *	(1,088,175)

	Total Singapore	(2,806,568)

	Spain — (0.3)%

(48,210)	Cellnex Telecom SA *	(1,761,113)

(47,388)	Ferrovial SE	(1,872,807)

	Total Spain	(3,633,920)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Sweden — (0.3)%

(53,464)	Beijer Ref AB	(875,194)

(50,603)	EQT AB	(1,550,057)

(76)	Evolution AB	(8,198)

(28,756)	H & M Hennes & Mauritz AB – Class B	(508,470)

	Total Sweden	(2,941,919)

	Switzerland — (0.2)%

(7,502)	Avolta AG	(304,611)

(1,104)	Bachem Holding AG	(99,809)

(96)	Lonza Group AG (Registered)	(52,114)

(560)	Partners Group Holding AG	(753,663)

(12,857)	SIG Group AG	(267,780)

(622)	VAT Group AG	(341,097)

	Total Switzerland	(1,819,074)

	United Kingdom — (1.3)%

(11,109)	Admiral Group PLC	(385,424)

(154,032)	Auto Trader Group PLC	(1,620,336)

(7,695)	Flutter Entertainment PLC *	(1,480,782)

(62,842)	Hargreaves Lansdown PLC	(853,112)

(174,810)	Informa PLC	(1,902,636)

(16,149)	InterContinental Hotels Group PLC	(1,639,911)

(16,612)	London Stock Exchange Group PLC	(1,947,201)

(193,680)	M&G PLC	(495,188)

(5,769)	Melrose Industries PLC	(45,651)

(119,337)	Phoenix Group Holdings PLC	(759,364)

(314,402)	Rolls-Royce Holdings PLC *	(1,836,381)

(23,368)	Severn Trent PLC	(714,050)

(2,369)	Spirax-Sarco Engineering PLC	(270,894)

(95,842)	Wise PLC – Class A *	(1,007,112)

	Total United Kingdom	(14,958,042)

	United States — (8.7)%

(6,743)	AbbVie, Inc.	(1,087,241)

(93,022)	AES Corp.	(2,008,345)

(10,525)	Alnylam Pharmaceuticals, Inc. *	(1,562,226)

(4,356)	American Tower Corp. – (REIT)	(852,643)

(6,061)	Amgen, Inc.	(1,853,757)

(2,849)	Analog Devices, Inc.	(668,062)

(7,524)	Arthur J Gallagher & Co.	(1,906,055)

(5,644)	Axon Enterprise, Inc. *	(1,589,746)

(6,029)	Bill Holdings, Inc. *	(313,809)

(9,549)	Boeing Co. *	(1,695,998)

(1,459)	Broadcom, Inc.	(1,938,354)

(7,902)	Burlington Stores, Inc. *	(1,896,875)

(37,760)	Caesars Entertainment, Inc. *	(1,342,746)

(18,481)	Celsius Holdings, Inc. *	(1,478,110)

(25)	Charles Schwab Corp.	(1,832)

(609)	Chipotle Mexican Grill, Inc. *	(1,905,878)

(20,151)	Cloudflare, Inc. – Class A *	(1,364,021)

(3,627)	Coinbase Global, Inc. – Class A *	(819,412)

Shares	Description	Value ($)

	United States — continued

(3,844)	Confluent, Inc. – Class A *	(99,829)

(24,312)	Dayforce, Inc. *	(1,202,472)

(14,274)	Dexcom, Inc. *	(1,695,323)

(3,324)	Dominion Energy, Inc.	(179,230)

(41,353)	DraftKings, Inc. – Class A *	(1,452,731)

(36,118)	EQT Corp.	(1,484,089)

(5,921)	Equity LifeStyle Properties, Inc. – (REIT)	(371,661)

(2,417)	Erie Indemnity Co. – Class A	(875,993)

(25,992)	Exact Sciences Corp. *	(1,181,336)

(1,480)	Fair Isaac Corp. *	(1,909,096)

(1,733)	Fastenal Co.	(114,343)

(27,161)	Fidelity National Information Services, Inc.	(2,060,977)

(3,287)	Fortinet, Inc. *	(194,985)

(3,304)	Gartner, Inc. *	(1,386,590)

(2,916)	HubSpot, Inc. *	(1,781,822)

(5,348)	Hyatt Hotels Corp. – Class A	(788,670)

(9,155)	Insulet Corp. *	(1,622,174)

(6,261)	IQVIA Holdings, Inc. *	(1,371,723)

(12,061)	Iron Mountain, Inc. – (REIT)	(973,202)

(2,196)	Lamb Weston Holdings, Inc.	(193,885)

(15,794)	Lattice Semiconductor Corp. *	(1,172,547)

(24,254)	Liberty Media Corp.-Liberty Formula One – Class C *	(1,798,192)

(4,256)	Linde PLC	(1,853,573)

(18,843)	Live Nation Entertainment, Inc. *	(1,766,343)

(3,449)	Manhattan Associates, Inc. *	(757,193)

(2,367)	MarketAxess Holdings, Inc.	(470,867)

(1,074)	Marvell Technology, Inc.	(73,902)

(4,178)	Mastercard, Inc. – Class A	(1,867,858)

(3,053)	McKesson Corp.	(1,738,958)

(1,164)	MercadoLibre, Inc. *	(2,008,575)

(4,511)	MongoDB, Inc. *	(1,064,867)

(3,545)	Moody’s Corp.	(1,407,330)

(359)	Motorola Solutions, Inc.	(131,003)

(3,330)	MSCI, Inc.	(1,648,949)

(46,625)	Newmont Corp.	(1,955,453)

(14,873)	NiSource, Inc.	(432,209)

(17,476)	Okta, Inc. *	(1,549,772)

(25,000)	ONEOK, Inc.	(2,025,000)

(77,468)	Palantir Technologies, Inc. – Class A *	(1,679,506)

(1,589)	Palo Alto Networks, Inc. *	(468,612)

(11,855)	Paychex, Inc.	(1,424,497)

(4,312)	PTC, Inc. *	(759,947)

(9,043)	Repligen Corp. *	(1,348,221)

(65,620)	Rivian Automotive, Inc. – Class A *	(716,570)

(41,331)	ROBLOX Corp. – Class A *	(1,389,548)

(22,388)	Roku, Inc. *	(1,285,071)

(37,630)	Rollins, Inc.	(1,719,315)

(23,530)	Samsara, Inc. – Class A *	(798,373)

(2,894)	Seagate Technology Holdings PLC	(269,837)

(1,839)	Simon Property Group, Inc. – (REIT)	(278,259)

(11,166)	Snap, Inc. – Class A *	(167,713)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(10,963)	Snowflake, Inc. – Class A *	(1,492,941)

(36)	Starbucks Corp.	(2,888)

(202)	Super Micro Computer, Inc. *	(158,471)

(10,023)	Tesla, Inc. *	(1,784,896)

(381)	Texas Pacific Land Corp.	(234,052)

(71,135)	Toast, Inc. – Class A *	(1,723,601)

(4,208)	Trade Desk, Inc. – Class A *	(390,418)

(1,497)	TransDigm Group, Inc.	(2,010,815)

(12,231)	Uber Technologies, Inc. *	(789,633)

(19,956)	Unity Software, Inc. *	(364,596)

(6,526)	Vail Resorts, Inc.	(1,231,587)

(5,518)	Vistra Corp.	(546,723)

(3,825)	Watsco, Inc.	(1,816,493)

(49,390)	Williams Cos., Inc.	(2,050,179)

(2,987)	Zillow Group, Inc. – Class C *	(122,318)

(8,613)	Zscaler, Inc. *	(1,463,865)

	Total United States	(97,436,777)

	TOTAL COMMON STOCKS (PROCEEDS $166,670,820)	(198,602,414)

Shares	Description	Value ($)

	PREFERRED STOCKS (g) — (0.1)%

	Germany — (0.1)%

(4,629)	Sartorius AG	(1,226,998)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,710,838)	(1,226,998)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $168,381,658)	(199,829,412)

	Other Assets and Liabilities (net) — (3.3)%	(36,730,542)

	TOTAL NET ASSETS — 100.0%	$1,116,675,009

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2024

Alrosa PJSC	12/06/17	$4,239,436	0.0%	$25,114

Magnitogorsk Iron & Steel Works PJSC	09/08/17	1,550,653	0.0%	11,340

Mechel PJSC	11/15/21	47,412	0.0%	605

PhosAgro PJSC GDR	12/03/20	1,365	0.0%	15

Polyus PJSC	07/22/20	2,148,976	0.0%	13,795

Polyus PJSC GDR (Registered)	02/24/23	0	0.0%	1

Sberbank of Russia PJSC	09/09/20	12,774,954	0.0%	127,092

Sberbank of Russia PJSC	01/10/22	77,024	0.0%	719

Severstal PAO	02/02/21	7,249	0.0%	84

Severstal PAO GDR (Registered)	03/16/20	1,679,360	0.0%	17,935

				$196,700

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

A summary of outstanding financial instruments at May 31, 2024 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
175	U.S. Treasury Note 10 Yr. (CBT)	September 2024	19,039,453	31,941
243	U.S. Treasury Note 5 Yr. (CBT)	September 2024	25,708,641	(64,656)

			$44,748,094	$(32,715)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S42	USD 12,450,000	5.00%	3.36%	N/A	06/20/2029	Quarterly	$(823,903)	$(840,624)	$(16,721)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	GS	USD	6,352,982	06/24/2024	Monthly	—	173,602	173,602
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	11,016,346	06/18/2024	Monthly	—	1,139,659	1,139,659

							$—	$1,313,261	$1,313,261

As of May 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	Securities are traded on separate exchanges for the same entity.

(d)	Investment valued using significant unobservable inputs.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	The security is restricted as to resale.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	All or a portion of this security is purchased with collateral from securities loaned.

(i)	The rate disclosed is the 7 day net yield as of May 31, 2024.

(j)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

The rates shown on variable rate notes are the current interest rates at May 31, 2024, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

Counterparty Abbreviations:

GS - Goldman Sachs International

MORD - Morgan Stanley Capital

Services LLC

Currency Abbreviations:

USD - United States Dollar

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.8%

	Affiliated Issuers — 99.8%

2,513,088	GMO Alternative Allocation Fund, Class VI	46,793,707

1,136,467	GMO Asset Allocation Bond Fund, Class VI	21,161,007

166,214	GMO Climate Change Fund, Class III	3,942,590

575,147	GMO Emerging Country Debt Fund, Class VI	11,290,133

730,133	GMO Emerging Markets ex-China Fund, Class VI	11,251,353

897,491	GMO Emerging Markets Fund, Class VI	22,024,420

2,233,148	GMO International Equity Fund, Class IV	56,788,958

1,707,570	GMO International Opportunistic Value Fund, Class IV	26,569,788

1,082,838	GMO-Usonian Japan Value Creation Fund, Class VI	21,851,662

2,466,342	GMO Multi-Sector Fixed Income Fund, Class IV	42,593,733

448,710	GMO Opportunistic Income Fund, Class VI	10,778,013

475,035	GMO Quality Cyclicals Fund, Class VI	11,391,347

350,811	GMO Quality Fund, Class VI	11,127,737

325,050	GMO Resources Fund, Class VI	7,453,387

450,297	GMO Small Cap Quality Fund, Class VI	11,122,335

1,320,908	GMO U.S. Equity Fund, Class VI	19,021,072

1,142,134	GMO U.S. Opportunistic Value Fund, Class VI	26,417,566

377,084	GMO U.S. Small Cap Value Fund, Class VI	7,515,289

67,943	GMO U.S. Treasury Fund	339,713

	TOTAL MUTUAL FUNDS (COST $373,723,420)	369,433,810

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

453,320	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (a)	453,320

	TOTAL SHORT-TERM INVESTMENTS (COST $453,320)	453,320

	TOTAL INVESTMENTS — 99.9% (Cost $374,176,740)	369,887,130

	Other Assets and Liabilities (net) — 0.1%	413,825

	TOTAL NET ASSETS — 100.0%	$370,300,955

Notes to Schedule of Investments:

(a) The rate disclosed is the 7 day net yield as of May 31, 2024.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

33,288	GMO Climate Change Fund, Class III	789,592

93,108	GMO Emerging Markets ex-China Fund, Class VI	1,434,799

801,356	GMO International Equity Fund, Class IV	20,378,483

527,913	GMO International Opportunistic Value Fund, Class IV	8,214,323

213,413	GMO-Usonian Japan Value Creation Fund, Class VI	4,306,669

156,201	GMO Quality Cyclicals Fund, Class VI	3,745,706

353,407	GMO Quality Fund, Class VI	11,210,069

86,253	GMO Resources Fund, Class VI	1,977,782

147,220	GMO Small Cap Quality Fund, Class VI	3,636,329

366,693	GMO U.S. Equity Fund, Class VI	5,280,379

489,838	GMO U.S. Opportunistic Value Fund, Class VI	11,329,966

113,215	GMO U.S. Small Cap Value Fund, Class VI	2,256,371

	TOTAL MUTUAL FUNDS (COST $65,060,722)	74,560,468

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

77,149	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (a)	77,149

	TOTAL SHORT-TERM INVESTMENTS (COST $77,149)	77,149

	TOTAL INVESTMENTS — 100.1% (Cost $65,137,871)	74,637,617

	Other Assets and Liabilities (net) — (0.1%)	(39,822)

	TOTAL NET ASSETS — 100.0%	$74,597,795

Notes to Schedule of Investments:

(a) The rate disclosed is the 7 day net yield as of May 31, 2024.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

275,162	GMO Climate Change Fund, Class III	6,526,844

2,087,138	GMO Emerging Markets ex-China Fund, Class VI	32,162,802

2,613,369	GMO Emerging Markets Fund, Class VI	64,132,079

5,488,352	GMO International Equity Fund, Class IV	139,568,780

4,693,407	GMO International Opportunistic Value Fund, Class IV	73,029,414

1,973,847	GMO-Usonian Japan Value Creation Fund, Class VI	39,832,231

1,372,976	GMO Quality Cyclicals Fund, Class VI	32,923,971

2,475,207	GMO Quality Fund, Class VI	78,513,577

857,889	GMO Resources Fund, Class VI	19,671,397

1,347,236	GMO Small Cap Quality Fund, Class VI	33,276,720

2,293,694	GMO U.S. Equity Fund, Class VI	33,029,191

3,758,453	GMO U.S. Opportunistic Value Fund, Class VI	86,933,013

1,007,560	GMO U.S. Small Cap Value Fund, Class VI	20,080,672

	TOTAL MUTUAL FUNDS (COST $627,896,894)	659,680,691

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

815,565	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (a)	815,565

	TOTAL SHORT-TERM INVESTMENTS (COST $815,565)	815,565

	TOTAL INVESTMENTS — 100.1% (Cost $628,712,459)	660,496,256

	Other Assets and Liabilities (net) — (0.1%)	(493,003)

	TOTAL NET ASSETS — 100.0%	$660,003,253

Notes to Schedule of Investments:

(a) The rate disclosed is the 7 day net yield as of May 31, 2024.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 83.5%

	Argentina — 0.1%

39,648	Adecoagro SA	390,136

45,900	YPF SA Sponsored ADR * (a)	1,065,339

	Total Argentina	1,455,475

	Australia — 1.8%

189,557	Accent Group Ltd.	238,156

109,906	Altium Ltd. (b)	4,924,883

1,208,760	Alumina Ltd. *	1,524,051

230,653	Beach Energy Ltd.	258,613

390,066	BHP Group Ltd. (b)	11,609,275

474,276	BlueScope Steel Ltd.	6,692,931

382,444	Brambles Ltd. (b)	3,635,337

159,990	CSR Ltd.	949,599

154,205	Fortescue Ltd.	2,548,262

616,065	GPT Group – (REIT)	1,728,252

43,840	GrainCorp Ltd. – Class A	243,657

391,714	Grange Resources Ltd.	102,086

218,966	Helia Group Ltd.	602,310

49,194	HomeCo Daily Needs – (REIT)	39,825

14,161	JB Hi-Fi Ltd.	550,668

8,811	McMillan Shakespeare Ltd.	97,197

1,219,527	Mirvac Group – (REIT) (b)	1,601,707

20,860	Rio Tinto Ltd. (b)	1,794,262

80,239	Santos Ltd.	407,703

614,795	Scentre Group – (REIT) (b)	1,297,284

79,010	Southern Cross Media Group Ltd.	37,339

474,167	Stockland – (REIT) (b)	1,428,808

154,510	Sunrise Energy Metals Ltd. * (a)	52,049

100,347	Super Retail Group Ltd.	880,126

13,383	Westpac Banking Corp.	232,402

	Total Australia	43,476,782

	Austria — 0.5%

68,985	Erste Group Bank AG	3,389,935

121,957	OMV AG	6,163,517

63,574	Raiffeisen Bank International AG (a)	1,175,798

1,869	Strabag SE	82,460

13,774	Wienerberger AG	517,037

	Total Austria	11,328,747

	Belgium — 1.0%

190,085	Ageas SA	9,482,904

10,574	Bekaert SA	498,332

11,958	Econocom Group SA	31,370

43,710	Groupe Bruxelles Lambert NV	3,351,981

15,565	KBC Group NV	1,136,722

1,487	Melexis NV (a)	135,014

1,215	Orange Belgium SA *	19,617

236,186	Proximus SADP	1,862,029

24,966	Syensqo SA	2,498,677

Shares	Description	Value ($)

	Belgium — continued

36,661	UCB SA	5,142,460

	Total Belgium	24,159,106

	Brazil — 0.8%

8,460	Alupar Investimento SA	46,852

195,000	Ambev SA	429,298

2,400	Auren Energia SA	5,457

41,082	Banco Bradesco SA ADR	101,062

160,600	Banco do Brasil SA	829,472

78,600	Banco Santander Brasil SA	415,386

41,200	BB Seguridade Participacoes SA	253,435

1,700	BrasilAgro—Co. Brasileira de Propriedades Agricolas	8,220

33,400	Cia de Saneamento de Minas Gerais Copasa MG	128,170

9,200	Cia De Sanena Do Parana	47,849

191,800	CPFL Energia SA	1,245,573

16,700	Cury Construtora e Incorporadora SA	58,615

60,400	Enauta Participacoes SA *	254,672

81,800	Engie Brasil Energia SA	675,163

11,000	GPS Participacoes e Empreendimentos SA	38,839

4,500	Grendene SA	5,296

21,300	Itau Unibanco Holding SA	109,321

165,200	Magazine Luiza SA *	389,805

8,000	Odontoprev SA	17,003

337,176	Petroleo Brasileiro SA Sponsored ADR	5,243,087

21,100	Petroleo Brasileiro SA	163,547

20,600	PRIO SA	163,242

117,326	Sao Martinho SA	606,416

53,100	Ser Educacional SA *	49,956

60,820	SLC Agricola SA	206,405

35,100	Suzano SA	325,538

1,319	Telefonica Brasil SA ADR	11,040

253,900	TIM SA	766,888

19,947	TIM SA ADR	303,793

38,100	Transmissora Alianca de Energia Eletrica SA	248,732

305,557	Ultrapar Participacoes SA	1,348,294

236,902	Vale SA	2,851,360

93,027	Vale SA Sponsored ADR	1,120,975

327,600	Vibra Energia SA	1,343,866

	Total Brazil	19,812,627

	Canada — 3.8%

8,800	Algoma Steel Group, Inc. (a)	67,730

55,903	Alimentation Couche-Tard, Inc. (b)	3,262,837

58,000	Anaergia, Inc. * (a) (c)	12,766

28,900	ARC Resources Ltd. (a)	546,851

185,397	B2Gold Corp. (d)	519,112

152,100	B2Gold Corp. (d)	428,529

49,098	Bank of Nova Scotia (d)	2,323,808

40,200	Bank of Nova Scotia (d)	1,903,007

14,311	Brookfield Asset Management Ltd. – Class A (a)	561,564

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

73,817	Brookfield Corp. – Class A (b)	3,210,301

3,900	BRP, Inc.	243,680

40,374	Canadian Imperial Bank of Commerce (d)	2,000,128

32,400	Canadian Imperial Bank of Commerce (d)	1,606,509

39,900	Canadian Tire Corp. Ltd. – Class A	3,982,535

15,378	Canfor Corp. *	169,018

51,649	Celestica, Inc. * (d)	2,887,221

25,078	Celestica, Inc. * (d)	1,402,362

5,300	CGI, Inc. * (b)	523,370

47,800	China Gold International Resources Corp. Ltd. *	330,219

8,900	CI Financial Corp.	95,533

6,987	Cogeco, Inc. (a)	243,247

21,780	Dundee Precious Metals, Inc.	179,775

10,300	Empire Co. Ltd. – Class A	244,020

14,300	Enerplus Corp.	290,732

1,398	EQB, Inc.	89,873

1,277	Fairfax Financial Holdings Ltd. (b)	1,437,554

8,167	Finning International, Inc.	243,940

78,800	First Quantum Minerals Ltd.	1,012,354

25,300	Great-West Lifeco, Inc. (b)	758,842

34,800	iA Financial Corp., Inc.	2,265,785

6,479	Imperial Oil Ltd. (d)	456,769

4,400	Imperial Oil Ltd. (a) (d)	310,884

10,963	Interfor Corp. *	142,693

12,665	International Petroleum Corp. *	179,189

348,200	Ivanhoe Mines Ltd. – Class A * (a)	5,027,753

110,972	Largo, Inc. * (a)	245,076

96,800	Li-Cycle Holdings Corp. *	49,823

3,500	Linamar Corp.	182,351

28,061	Logan Energy Corp. *	17,706

39,800	Magna International, Inc.	1,800,556

383,939	Manulife Financial Corp. (b) (d)	9,972,076

127,907	Manulife Financial Corp. (b) (d)	3,320,466

146,100	NexGen Energy Ltd. * (a)	1,138,400

49,700	Nutrien Ltd. (d)	2,912,461

36,241	Nutrien Ltd. (d)	2,124,085

73,479	Nuvei Corp.	2,366,024

23,300	Onex Corp.	1,651,745

4,166	Open Text Corp. (b)	121,856

114,117	Parex Resources, Inc. (a)	1,872,994

116,256	Power Corp. of Canada	3,375,215

105,800	Quebecor, Inc. – Class B (a)	2,231,740

724,783	Resolute Forest Products, Inc. * (c)	1,449,566

46,600	Russel Metals, Inc.	1,250,348

19,200	Sleep Country Canada Holdings, Inc.	361,334

20,918	Stella-Jones, Inc. (a)	1,248,680

43,447	Sun Life Financial, Inc. (b) (d)	2,177,530

21,906	Sun Life Financial, Inc.(d)	1,098,148

20,700	Tamarack Valley Energy Ltd. (a)	58,321

13,100	Teck Resources Ltd. – Class B (d)	681,360

12,900	Teck Resources Ltd. – Class B (d)	671,445

87,500	Toronto-Dominion Bank (b) (d)	4,891,962

Shares	Description	Value ($)

	Canada — continued

15,278	Toronto-Dominion Bank (b) (d)	854,346

4,400	Tourmaline Oil Corp.	218,265

36,200	Veren, Inc.	315,302

57,400	Vermilion Energy, Inc.	710,612

2,943	Wajax Corp.	56,832

63,700	West Fraser Timber Co. Ltd. (d)	5,095,720

7,132	West Fraser Timber Co. Ltd. (d)	570,631

39,700	Whitecap Resources, Inc. (a)	310,796

	Total Canada	94,364,262

	Chile — 0.0%

237,838	Cencosud SA	446,628

2,348,061	Colbun SA	306,933

1,213,462	Enel Chile SA	69,542

22,475	Enel Chile SA ADR	66,076

	Total Chile	889,179

	China — 1.9%

165,000	361 Degrees International Ltd.	94,429

436,500	3SBio, Inc.	340,855

7,384,000	Agricultural Bank of China Ltd. – Class H	3,095,599

60,466	Alibaba Group Holding Ltd. Sponsored ADR (b)	4,736,906

863,500	BAIC Motor Corp. Ltd. – Class H	246,669

1,377,871	Bank of Communications Co. Ltd. – Class H	1,039,963

196,500	Beijing Enterprises Holdings Ltd.	692,663

3,376,000	China Cinda Asset Management Co. Ltd. – Class H	324,868

268,000	China Communications Services Corp. Ltd. – Class H	128,920

10,942,000	China Construction Bank Corp. – Class H	7,765,801

1,266,000	China Energy Engineering Corp. Ltd. – Class H *	144,514

465,000	China Everbright Environment Group Ltd.	217,092

3,659,000	China Greenfresh Group Co. Ltd. (e)	—

135,000	China High Speed Transmission Equipment Group Co. Ltd. *	19,133

49,000	China Hongqiao Group Ltd. (a)	81,126

675,000	China Lesso Group Holdings Ltd. *	311,127

126,925	China Medical System Holdings Ltd.	107,466

341,000	China Overseas Grand Oceans Group Ltd.	92,139

3,430,000	China Petroleum & Chemical Corp. – Class H	2,185,075

3,934,000	China Railway Group Ltd. – Class H	2,119,718

275,000	China Railway Signal & Communication Corp. Ltd. – Class H	116,413

528,000	China Reinsurance Group Corp. – Class H	38,526

512,000	China Resources Pharmaceutical Group Ltd.	379,758

308,000	China State Construction International Holdings Ltd.	407,794

4,237,600	China Zhongwang Holdings Ltd. (a) (e)	1

1,652,158	CITIC Ltd.	1,675,522

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	China — continued

1,339,500	COSCO Shipping Holdings Co. Ltd. – Class H	2,243,060

987,000	CRRC Corp. Ltd. – Class H	592,066

674,000	CSPC Pharmaceutical Group Ltd.	573,015

1,196,313	Dongfeng Motor Group Co. Ltd. – Class H	388,063

287,000	Fufeng Group Ltd. (a)	224,591

44,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. – Class H	125,486

162,400	Haier Smart Home Co. Ltd. – Class H	589,998

153,000	Henan Shenhuo Coal & Power Co. Ltd. – Class A	488,406

35,369	JD.com, Inc. ADR (a) (b)	1,047,630

194,788	Kingboard Holdings Ltd.	473,891

110,000	Kunlun Energy Co. Ltd.	114,724

120,300	Legend Holdings Corp. – Class H	105,307

1,482,000	Lenovo Group Ltd.	2,134,833

53,000	Livzon Pharmaceutical Group, Inc. – Class H	179,960

345,000	Lonking Holdings Ltd.	63,944

587,000	Metallurgical Corp. of China Ltd. – Class H	127,911

32,000	NetDragon Websoft Holdings Ltd.	48,083

123,000	Orient Overseas International Ltd.	2,089,088

500,000	PetroChina Co. Ltd. – Class H	512,679

1,326,000	PICC Property & Casualty Co. Ltd. – Class H	1,728,002

235,000	Poly Property Group Co. Ltd.	44,672

311,700	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	462,775

271,500	Sinopec Engineering Group Co. Ltd. – Class H	182,680

505,200	Sinopharm Group Co. Ltd. – Class H	1,374,814

289,000	Sinotruk Hong Kong Ltd.	672,135

260,000	Skyworth Group Ltd.	92,977

87,700	Tencent Holdings Ltd.	4,068,715

82,000	Tianneng Power International Ltd. (a)	62,005

164,000	Weichai Power Co. Ltd. – Class H	294,598

306,600	Western Mining Co. Ltd. – Class A	788,218

	Total China	48,256,403

	Colombia — 0.0%

2,059	Interconexion Electrica SA ESP	10,201

	Czech Republic — 0.0%

87,257	Moneta Money Bank AS	382,162

325	Philip Morris CR AS	214,031

	Total Czech Republic	596,193

	Denmark — 0.8%

1,429	AP Moller - Maersk AS – Class A	2,507,574

2,792	AP Moller - Maersk AS – Class B (b)	5,076,360

148,554	Danske Bank AS	4,566,793

10,930	Genmab AS *	3,085,089

46,735	H Lundbeck AS	256,759

3,998	Matas AS	69,205

1,873	Pandora AS	307,660

Shares	Description	Value ($)

	Denmark — continued

7,823	ROCKWOOL AS – B Shares	3,291,454

2,730	Svitzer AS *	107,027

	Total Denmark	19,267,921

	Egypt — 0.0%

57,551	Abou Kir Fertilizers & Chemical Industries	75,466

238,395	Commercial International Bank - Egypt (CIB)	394,480

373,532	Eastern Co. SAE	218,355

19,193	ElSewedy Electric Co.	18,077

157,420	Misr Fertilizers Production Co. SAE	146,057

	Total Egypt	852,435

	Finland — 0.4%

11,004	Kemira OYJ	259,371

111,509	Neste OYJ	2,341,049

1,507,451	Nokia OYJ	5,896,239

110,984	Outokumpu OYJ	461,018

2,141	Sanoma OYJ	17,480

70,288	Stora Enso OYJ – R Shares	1,029,673

9,492	TietoEVRY OYJ (b)	191,794

30,849	Valmet OYJ	830,231

	Total Finland	11,026,855

	France — 3.6%

1,191	Amundi SA *	91,902

15,719	APERAM SA	453,396

154,343	ArcelorMittal SA	4,071,965

5,173	Arkema SA	530,108

41,003	AXA SA (b)	1,480,472

65,162	BNP Paribas SA	4,810,038

764	Caisse Regionale de Credit Agricole Mutuel Nord de France	12,036

37,919	Carrefour SA (a)	618,364

101,899	Cie de Saint-Gobain SA	8,996,792

25,221	Cie Generale des Etablissements Michelin SCA (b)	1,022,838

72,341	Coface SA	1,113,932

61,222	Credit Agricole SA	996,136

15,907	Derichebourg SA	90,680

3,679	Eramet SA *	424,794

8,100	Eurazeo SE	683,725

6,321	Ipsen SA	829,222

2,021	IPSOS SA	147,418

2,797	LVMH Moet Hennessy Louis Vuitton SE (b)	2,236,882

1,650	Mersen SA	69,058

4,694	Metropole Television SA	71,485

185,489	Orange SA (b)	2,165,893

26,070	Publicis Groupe SA (b)	2,928,307

14,609	Quadient SA	352,514

79,936	Renault SA	4,695,455

74,837	Rexel SA	2,274,286

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	France — continued

25,144	Rubis SCA	895,717

19,498	Safran SA (b)	4,566,533

86,328	Sanofi SA	8,451,679

5,321	Societe BIC SA *	398,143

227,580	Societe Generale SA	6,816,665

150,164	STMicroelectronics NV—NY Shares	6,302,383

371	Synergie SE	14,707

83,867	Television Francaise 1 SA	825,881

200,839	TotalEnergies SE (d)	14,714,357

1,951	TotalEnergies SE (d)	143,360

12,291	Valeo SE	152,019

41,547	Veolia Environnement SA (b)	1,390,862

321,819	Vivendi SE	3,543,873

	Total France	89,383,877

	Germany — 1.2%

19,265	1&1 AG	366,950

1,666	Allianz SE (Registered) (b)	487,701

272	Amadeus Fire AG	32,835

7,471	Bayerische Motoren Werke AG (b)	762,060

18,650	Beiersdorf AG (b)	2,923,890

26,148	Continental AG	1,782,104

35,825	Daimler Truck Holding AG	1,532,815

195,841	Deutsche Bank AG (Registered) (b)	3,258,884

33,963	Deutz AG	194,508

5,709	DHL Group (b)	240,351

561	Draegerwerk AG & Co. KGaA	28,536

21,454	E.ON SE (b)	287,315

47,117	Fresenius SE & Co. KGaA *	1,503,328

12,088	Heidelberg Materials AG	1,267,709

9,220	Henkel AG & Co. KGaA (b)	738,798

502	Hornbach Holding AG & Co. KGaA	42,324

25,590	Kloeckner & Co. SE	170,012

93,716	Mercedes-Benz Group AG (b)	6,801,651

76,139	ProSiebenSat.1 Media SE	632,909

2,366	RTL Group SA	79,294

41	SAF-Holland SE *	788

6,338	Salzgitter AG	157,618

12,632	Siemens AG (Registered) (b)	2,434,705

25,746	Talanx AG	2,053,670

1,547	Traton SE	55,182

4,117	Volkswagen AG	590,324

4,154	Wacker Neuson SE	75,645

792	Wuestenrot & Wuerttembergische AG	11,817

	Total Germany	28,513,723

	Greece — 0.1%

137,106	Eurobank Ergasias Services & Holdings SA – Class A *	299,726

13,494	JUMBO SA	386,931

14,181	Mytilineos SA	564,736

2,930	OPAP SA	46,577

	Total Greece	1,297,970

Shares	Description	Value ($)

	Hong Kong — 0.8%

205,900	ASMPT Ltd.	2,462,368

83,000	Bank of East Asia Ltd.	109,642

187,000	BOC Hong Kong Holdings Ltd.	587,815

65,000	Chow Sang Holdings International Ltd.	68,041

833,000	CITIC Telecom International Holdings Ltd.	273,574

368,500	CK Asset Holdings Ltd.	1,459,568

498,000	CK Hutchison Holdings Ltd.	2,431,776

74,000	Dah Sing Banking Group Ltd.	64,144

46,400	Dah Sing Financial Holdings Ltd.	136,552

500,000	E-Commodities Holdings Ltd.	111,313

284,000	First Pacific Co. Ltd.	136,501

264,025	Galaxy Entertainment Group Ltd.	1,272,124

254,000	Giordano International Ltd.	63,428

145,000	Health & Happiness H&H International Holdings Ltd.	189,289

2,665	Hong Kong Resources Holdings Co. Ltd. *	202

617,000	IGG, Inc. *	242,087

146,500	Johnson Electric Holdings Ltd.	224,316

154,000	K Wah International Holdings Ltd.	36,530

30,000	Kerry Logistics Network Ltd.	34,469

48,500	Kerry Properties Ltd.	87,707

65,000	Luk Fook Holdings International Ltd.	159,579

443,000	Pacific Basin Shipping Ltd.	155,952

28,000	PAX Global Technology Ltd.	22,353

354,000	Shun Tak Holdings Ltd. *	34,118

39,500	SmarTone Telecommunications Holdings Ltd.	18,456

231,000	Sun Hung Kai Properties Ltd.	2,232,039

234,500	Swire Pacific Ltd. – Class A	2,041,241

43,800	Swire Properties Ltd.	80,561

119,000	Texhong International Group Ltd. *	67,111

4,586,000	United Energy Group Ltd. (a)	375,482

536,000	VSTECS Holdings Ltd.	315,630

74,200	VTech Holdings Ltd.	532,058

4,280,500	WH Group Ltd.	2,916,971

173,500	Yue Yuen Industrial Holdings Ltd.	320,780

	Total Hong Kong	19,263,777

	Hungary — 0.2%

46,588	Magyar Telekom Telecommunications PLC	127,333

112,064	MOL Hungarian Oil & Gas PLC	871,688

88,523	OTP Bank Nyrt	4,274,798

27,163	Richter Gedeon Nyrt	688,552

	Total Hungary	5,962,371

	India — 1.7%

38,025	Arvind Ltd.	173,550

4,407	Ashoka Buildcon Ltd. *	9,684

93,836	Aurobindo Pharma Ltd.	1,338,848

1,505	Avanti Feeds Ltd.	9,239

44,957	Berger Paints India Ltd.	247,753

252,385	Bharat Petroleum Corp. Ltd.	1,901,894

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	India — continued

102,260	Brightcom Group Ltd. *	13,541

10,685	Castrol India Ltd.	25,102

4,820	CESC Ltd.	8,525

38,450	Chambal Fertilisers & Chemicals Ltd.	179,044

20,411	Chennai Petroleum Corp. Ltd.	224,244

521	Cholamandalam Financial Holdings Ltd.	6,728

40,598	Cipla Ltd.	706,103

3,220	Colgate-Palmolive India Ltd.	102,107

11,785	Coromandel International Ltd.	184,261

13,297	Dhampur Bio Organics Ltd.	19,125

28,658	Dr Reddy’s Laboratories Ltd. ADR	1,968,231

10,958	Dr Reddy’s Laboratories Ltd.	759,899

1,066	EID Parry India Ltd.	8,526

21,888	Exide Industries Ltd.	128,357

407,957	GAIL India Ltd.	1,001,418

20,493	GHCL Ltd.	123,806

7,785	Godawari Power & Ispat Ltd.	91,065

21,286	Great Eastern Shipping Co. Ltd.	276,284

24,493	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	186,483

9,590	Gujarat Pipavav Port Ltd.	22,376

113,495	Gujarat State Fertilizers & Chemicals Ltd.	287,483

3,097	Gujarat State Petronet Ltd.	10,792

39,705	HCL Technologies Ltd.	631,179

27,144	Hero MotoCorp Ltd.	1,669,094

84,304	Hindalco Industries Ltd.	695,012

55,815	Hindustan Petroleum Corp. Ltd.	360,945

2,061	ICICI Securities Ltd.	17,667

1,632	IIFL Finance Ltd.	7,792

580,808	Indiabulls Housing Finance Ltd.	1,101,024

706,727	Indian Oil Corp. Ltd.	1,378,200

75,607	Indraprastha Gas Ltd.	400,312

27,167	Infosys Ltd. Sponsored ADR (b)	455,047

755,779	ITC Ltd.	3,869,952

47,734	JM Financial Ltd. *	45,123

52,008	Karnataka Bank Ltd.	133,351

2,214	Kaveri Seed Co. Ltd.	22,522

2,441	KNR Constructions Ltd.	9,294

2,407	KRBL Ltd.	7,707

3,737	LT Foods Ltd.	9,248

10,933	Mahanagar Gas Ltd.	170,207

127	Maharashtra Scooters Ltd.	11,788

488,111	Manappuram Finance Ltd.	994,849

1,116	Motilal Oswal Financial Services Ltd.	29,745

13,975	Muthoot Finance Ltd.	283,362

2,220	Nippon Life India Asset Management Ltd.	16,107

939,725	NMDC Ltd.	2,935,686

2,142,633	Oil & Natural Gas Corp. Ltd.	6,838,835

60,426	One 97 Communications Ltd. *	261,152

106,129	Petronet LNG Ltd.	378,004

471,993	Power Finance Corp. Ltd.	2,797,663

619,988	Power Grid Corp. of India Ltd.	2,299,526

31,712	PTC India Ltd.	79,963

Shares	Description	Value ($)

	India — continued

1,619	Rashtriya Chemicals & Fertilizers Ltd.	2,996

237,614	REC Ltd.	1,534,460

19,267	Redington Ltd.	45,960

658	Reliance Industries Ltd.	22,559

14,830	RITES Ltd.	124,964

232	Sanofi India Ltd.	24,283

4,556	Shipping Corp. of India Ltd.	13,461

15,131	Shriram Finance Ltd.	433,054

47,300	Sun TV Network Ltd.	371,764

9,278	Tata Consultancy Services Ltd.	411,866

2,680	Triveni Engineering & Industries Ltd.	10,555

1,295	UTI Asset Management Co. Ltd.	14,078

32,688	Vardhman Textiles Ltd.	176,752

6,500	West Coast Paper Mills Ltd.	46,590

325	Zensar Technologies Ltd.	2,390

101,697	Zydus Lifesciences Ltd.	1,218,569

	Total India	42,379,125

	Indonesia — 0.4%

2,218,600	AKR Corporindo Tbk. PT	218,633

1,669,300	Aneka Tambang Tbk. PT	150,679

55,500	Astra International Tbk. PT	14,680

5,256,400	Bank Central Asia Tbk. PT	2,990,746

3,220,584	Bank Mandiri Persero Tbk. PT	1,167,995

4,232,400	Bank Negara Indonesia Persero Tbk. PT	1,148,457

1,558,900	Bank Pembangunan Daerah Jawa Timur Tbk. PT	47,966

6,670,900	Bank Rakyat Indonesia Persero Tbk. PT	1,788,063

31,200	Indah Kiat Pulp & Paper Tbk. PT *	17,518

9,500	Indofood CBP Sukses Makmur Tbk. PT	5,702

835,000	Indofood Sukses Makmur Tbk. PT	301,952

3,820,200	Kalbe Farma Tbk. PT	349,963

293,700	Medco Energi Internasional Tbk. PT	25,386

2,986,600	Media Nusantara Citra Tbk. PT	56,621

7,830,800	Panin Financial Tbk. PT *	165,909

122,700	Perusahaan Gas Negara Tbk. PT	11,943

1,676,700	Sarana Menara Nusantara Tbk. PT	71,195

940,600	Semen Indonesia Persero Tbk. PT	202,012

91,900	Unilever Indonesia Tbk. PT	17,679

	Total Indonesia	8,753,099

	Ireland — 0.2%

36,192	AIB Group PLC	205,957

65,796	Bank of Ireland Group PLC	756,197

3,044	Kingspan Group PLC	293,253

38,104	Origin Enterprises PLC	127,432

24,839	Permanent TSB Group Holdings PLC *	41,322

28,768	Ryanair Holdings PLC Sponsored ADR (b)	3,499,339

	Total Ireland	4,923,500

	Israel — 0.3%

15,848	Check Point Software Technologies Ltd. * (a)	2,385,124

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Israel — continued

53,255	Israel Discount Bank Ltd. – Class A	273,899

669,745	Oil Refineries Ltd.	182,217

311,617	Teva Pharmaceutical Industries Ltd. Sponsored ADR *	5,275,676

27,854	Teva Pharmaceutical Industries Ltd. *	468,996

	Total Israel	8,585,912

	Italy — 1.8%

62,365	Anima Holding SpA	333,295

13,609	Arnoldo Mondadori Editore SpA	34,765

42,361	Assicurazioni Generali SpA (b)	1,090,312

40,817	Banca IFIS SpA	898,838

76,572	Banco BPM SpA	552,465

401,099	BPER Banca SpA (a)	2,158,605

1,524	Buzzi SpA	64,433

51,955	Credito Emiliano SpA	543,371

360,486	Eni SpA	5,693,650

12,017	Esprinet SpA *	64,778

445,863	Intesa Sanpaolo SpA (a)	1,756,358

42,936	Iveco Group NV	514,841

270,894	Leonardo SpA* (a)	6,967,915

32,417	MFE-MediaForEurope NV – Class A	111,319

23,898	MFE-MediaForEurope NV – Class B	108,782

24,676	OVS SpA (a)	73,365

468,435	Stellantis NV	10,378,659

11,492,706	Telecom Italia SpA * (a)	3,029,537

34,093	Tenaris SA ADR	1,124,046

30,774	Tenaris SA	508,459

73,237	UniCredit SpA	2,915,756

3,074	Unieuro SpA (a)	32,234

523,905	Unipol Gruppo SpA	5,401,050

	Total Italy	44,356,833

	Japan — 16.9%

21,700	ADEKA Corp.	466,492

13,100	Aichi Corp.	96,976

100,700	Amano Corp.	2,420,840

4,300	AOKI Holdings, Inc.	34,746

6,200	Arata Corp.	127,099

2,400	Artience Co. Ltd.	51,399

10,200	Asahi Yukizai Corp.	312,282

18,500	Axial Retailing, Inc.	118,146

9,100	Bando Chemical Industries Ltd.	105,802

32,500	Belluna Co. Ltd.	148,569

19,400	BML, Inc.	346,164

65,200	Bridgestone Corp.	2,857,811

217,300	Brother Industries Ltd.	4,182,266

7,000	Bunka Shutter Co. Ltd.	80,932

5,600	Canon Electronics, Inc.	81,919

30,200	Canon Marketing Japan, Inc.	854,314

51,900	Canon, Inc. (b)	1,510,400

Shares	Description	Value ($)

	Japan — continued

4,600	Central Glass Co. Ltd.	105,072

3,400	Chiyoda Integre Co. Ltd.	63,098

287,100	Chubu Electric Power Co., Inc. (b)	3,966,508

3,900	Cosmo Energy Holdings Co. Ltd.	194,735

379,700	Credit Saison Co. Ltd.	8,231,591

22,900	Dai Nippon Printing Co. Ltd. (b)	713,257

12,900	Dai Nippon Toryo Co. Ltd.	102,386

147,700	Daicel Corp.	1,496,356

8,000	Dai-Dan Co. Ltd.	166,676

50,900	Daido Steel Co. Ltd.	514,307

2,300	Daihen Corp.	122,383

10,600	Daiichi Jitsugyo Co. Ltd.	159,763

32,900	Daiki Aluminium Industry Co. Ltd.	277,634

72,800	Daiwa House Industry Co. Ltd.	1,936,964

292,800	Daiwabo Holdings Co. Ltd.	5,180,050

277,600	Denka Co. Ltd.	3,922,030

21,800	EDION Corp.	218,260

1,500	Elecom Co. Ltd.	14,800

1,105,300	ENEOS Holdings, Inc.	5,714,666

229,600	EXEO Group, Inc.	2,355,733

700	FCC Co. Ltd.	10,005

41,400	Ferrotec Holdings Corp.	707,759

1,800	FJ Next Holdings Co. Ltd.	14,148

300,000	Fuji Corp.	4,855,439

2,400	Fuji Electric Co. Ltd.	143,176

191,500	FUJIFILM Holdings Corp. (b)	4,373,047

193,800	Fujikura Ltd.	3,999,149

300	Fukuda Denshi Co. Ltd.	11,807

2,500	Fukushima Galilei Co. Ltd.	96,595

2,000	FULLCAST Holdings Co. Ltd.	18,450

2,500	G-7 Holdings, Inc.	25,229

10,600	GLOBERIDE, Inc.	140,541

13,100	Glory Ltd.	228,782

80,100	GungHo Online Entertainment, Inc.	1,347,926

336,800	H.U. Group Holdings, Inc.	5,381,753

2,100	Hamakyorex Co. Ltd.	54,127

7,300	Hanwa Co. Ltd.	309,924

130,800	Haseko Corp.	1,478,548

48,500	Hitachi Construction Machinery Co. Ltd.	1,321,554

1,300	Hitachi Ltd. (b)	133,884

134,100	Hogy Medical Co. Ltd.	3,370,098

460,200	Honda Motor Co. Ltd. (b)	5,211,171

149,570	Honda Motor Co. Ltd. Sponsored ADR	5,073,414

24,500	Horiba Ltd.	1,936,887

34,400	Hosiden Corp.	439,110

155,800	Idemitsu Kosan Co. Ltd.	1,066,853

600	Inaba Denki Sangyo Co. Ltd.	14,813

50,500	Inabata & Co. Ltd.	1,076,566

813,100	Inpex Corp.	12,545,936

649,400	Isuzu Motors Ltd.	8,703,215

230,800	ITOCHU Corp. (a)	10,895,283

44,300	Itochu Enex Co. Ltd.	434,848

1,300	Itochu-Shokuhin Co. Ltd.	59,188

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

16,300	Itoham Yonekyu Holdings, Inc.	430,090

8,200	Itoki Corp.	80,392

3,500	Izumi Co. Ltd.	75,131

63,800	JAFCO Group Co. Ltd.	726,653

2,200	Japan Lifeline Co. Ltd.	15,980

22,800	Japan Petroleum Exploration Co. Ltd.	959,946

95,800	Japan Post Insurance Co. Ltd.	1,846,198

206,900	Japan Tobacco, Inc. (b)	5,870,314

90,900	JFE Holdings, Inc.	1,376,180

2,600	Justsystems Corp. (b)	46,092

36,000	Kaga Electronics Co. Ltd.	1,315,309

82,500	Kajima Corp.	1,401,751

8,800	Kamei Corp.	115,394

87,900	Kandenko Co. Ltd.	1,046,194

4,100	Kaneka Corp.	110,328

484,900	Kanematsu Corp.	8,319,330

47,300	Kansai Electric Power Co., Inc. (b)	855,997

49,100	Kawasaki Kisen Kaisha Ltd. (b)	729,740

46,900	KDDI Corp. (b)	1,292,319

347,900	Kirin Holdings Co. Ltd.	4,804,478

15,400	Kitz Corp.	110,643

74,500	Kobe Steel Ltd.	970,702

11,700	Kohnan Shoji Co. Ltd.	312,710

1,900	Kokuyo Co. Ltd.	32,697

84,900	Komatsu Ltd.	2,495,297

23,745	Komeri Co. Ltd.	564,689

1,200	Krosaki Harima Corp.	23,732

76,800	K’s Holdings Corp.	712,269

91,700	Kumiai Chemical Industry Co. Ltd.	449,401

11,400	Kureha Corp.	209,077

40,800	Kyudenko Corp.	1,661,407

781,100	Macromill, Inc.	4,406,644

40,000	Marubeni Corp.	783,421

1,000	Maruha Nichiro Corp.	20,839

163,400	Maruichi Steel Tube Ltd.	3,898,864

9,000	Maruzen Showa Unyu Co. Ltd.	297,317

12,200	Matsuda Sangyo Co. Ltd.	220,172

277,600	Maxell Ltd.	2,954,709

219,200	Mazda Motor Corp.	2,310,973

28,500	MCJ Co. Ltd.	249,540

12,100	Medipal Holdings Corp.	178,212

4,200	Melco Holdings, Inc.	93,645

34,000	Mirait One Corp.	413,147

58,400	Mirarth Holdings, Inc.	178,565

57,000	Mitsubishi Chemical Group Corp.	301,882

91,100	Mitsubishi Corp. (b)	1,922,792

436,900	Mitsubishi Electric Corp.	7,592,160

100,300	Mitsubishi Gas Chemical Co., Inc.	1,882,489

5,800	Mitsubishi Research Institute, Inc.	173,289

700	Mitsubishi Shokuhin Co. Ltd.	23,245

553,100	Mitsubishi UFJ Financial Group, Inc.	5,874,845

97,300	Mitsui & Co. Ltd. (b)	4,953,951

37,000	Mitsui Chemicals, Inc.	1,120,995

Shares	Description	Value ($)

	Japan — continued

213,100	Mitsui OSK Lines Ltd. (b)	7,024,283

4,000	Mitsui-Soko Holdings Co. Ltd.	109,837

5,200	MIXI, Inc.	94,784

72,900	Mizuno Corp.	3,794,326

5,300	Modec, Inc. (a)	90,983

165,100	Morinaga & Co. Ltd.	2,640,632

83,000	Morinaga Milk Industry Co. Ltd.	1,714,726

121,100	MS&AD Insurance Group Holdings, Inc.	2,518,869

2,300	Nafco Co. Ltd.	42,463

8,400	Nagase & Co. Ltd.	164,636

75,500	NEC Corp. (b)	5,620,052

6,600	NGK Insulators Ltd.	88,215

153,300	NH Foods Ltd.	4,705,620

47,700	Nichias Corp.	1,446,439

15,800	Nichiha Corp.	356,639

8,400	Nichireki Co. Ltd.	129,375

5,200	Nippn Corp.	73,736

18,800	Nippon Shinyaku Co. Ltd.	368,118

4,300	Nippon Soda Co. Ltd.	138,885

164,700	Nippon Television Holdings, Inc.	2,221,170

267,900	Nippon Yusen KK (b)	8,493,803

37,400	Nissan Motor Co. Ltd.	133,765

3,400	Nisshin Oillio Group Ltd.	105,708

3,800	Nissin Corp.	108,842

51,400	Niterra Co. Ltd.	1,549,115

2,000	Nitta Corp.	52,254

12,200	Nittetsu Mining Co. Ltd.	411,946

1,300	Nitto Denko Corp.	99,528

84,600	Nojima Corp.	951,902

61,200	Nomura Real Estate Holdings, Inc.	1,577,874

8,800	Noritake Co. Ltd.	224,859

3,500	NS United Kaiun Kaisha Ltd.	110,171

2,200	Obara Group, Inc.	59,386

143,200	Oji Holdings Corp.	578,726

49,200	Okamura Corp.	713,050

9,300	OKUMA Corp.	398,208

233,200	Ono Pharmaceutical Co. Ltd. (a)	3,376,939

2,600	Organo Corp.	146,453

139,500	ORIX Corp.	3,042,220

2,300	Osaka Gas Co. Ltd. (b)	52,367

50,200	Otsuka Holdings Co. Ltd.	2,072,529

339,400	Pacific Industrial Co. Ltd.	3,358,651

500	PAL GROUP Holdings Co. Ltd.	5,803

2,300	PALTAC Corp.	60,365

702,500	Panasonic Holdings Corp.	6,205,069

625,800	Penta-Ocean Construction Co. Ltd.	2,520,436

9,400	Pilot Corp.	262,132

8,000	Proto Corp.	69,243

4,500	Raito Kogyo Co. Ltd.	57,616

96,500	Renesas Electronics Corp.	1,778,168

6,300	Rengo Co. Ltd.	42,491

20,000	Ricoh Co. Ltd.	179,601

300,000	Rohm Co. Ltd.	3,888,445

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

9,800	S Foods, Inc.	177,414

6,100	Sakai Moving Service Co. Ltd.	92,116

4,000	Sakata INX Corp.	48,614

15,200	San-A Co. Ltd.	466,298

31,800	San-Ai Obbli Co. Ltd.	420,737

5,700	Sankyo Co. Ltd.	55,577

117,700	Sankyu, Inc.	4,251,324

172,800	Sanwa Holdings Corp.	3,216,907

3,300	Sanyo Denki Co. Ltd.	152,350

3,100	SB Technology Corp.	58,449

1,700	SCREEN Holdings Co. Ltd.	162,614

365,200	Sega Sammy Holdings, Inc.	5,158,408

53,500	Seiko Epson Corp.	864,446

96,200	Sekisui Chemical Co. Ltd.	1,380,728

283,900	Sekisui House Ltd.	6,392,738

5,000	Sekisui Jushi Corp.	76,821

30,400	Shimamura Co. Ltd.	1,456,217

7,600	Shinagawa Refractories Co. Ltd.	98,044

6,700	Shin-Etsu Polymer Co. Ltd.	64,852

142,374	Shinko Electric Industries Co. Ltd.	5,102,672

4,100	Shinnihon Corp.	39,654

81,000	Shionogi & Co. Ltd.	3,649,300

2,000	Sinanen Holdings Co. Ltd.	59,239

9,300	Sinko Industries Ltd.	228,462

2,100	Sohgo Security Services Co. Ltd.	12,681

133,920	Sojitz Corp.	3,503,590

280,200	Stanley Electric Co. Ltd.	5,154,840

32,000	Star Micronics Co. Ltd.	433,303

17,000	Starts Corp., Inc.	354,685

205,500	Subaru Corp.	4,593,888

358,300	SUMCO Corp. (a)	5,386,440

164,000	Sumitomo Corp.	4,267,688

7,800	Sumitomo Densetsu Co. Ltd.	181,445

218,400	Sumitomo Forestry Co. Ltd.	7,561,904

67,600	Sumitomo Heavy Industries Ltd.	1,839,283

97,600	Sumitomo Mitsui Financial Group, Inc.	6,387,831

208,500	Sumitomo Mitsui Trust Holdings, Inc.	4,847,531

466,600	Sumitomo Pharma Co. Ltd. *	905,965

19,200	Sun Frontier Fudousan Co. Ltd.	238,433

323,700	T&D Holdings, Inc.	5,851,962

12,600	Takeda Pharmaceutical Co. Ltd.	335,475

6,700	Tamron Co. Ltd.	377,768

43,400	TDK Corp.	2,179,786

148,700	THK Co. Ltd.	2,883,617

578,500	Tokai Carbon Co. Ltd. (a)	3,678,651

4,000	Tokai Rika Co. Ltd.	56,734

1,100	Token Corp.	76,250

679,300	Tokyo Electric Power Co. Holdings, Inc. * (b)	4,078,152

245,900	Tokyo Gas Co. Ltd. (b)	5,523,258

54,800	Tokyo Steel Manufacturing Co. Ltd.	547,088

253,600	Tosei Corp.	3,647,228

160,800	Tosoh Corp.	2,040,495

Shares	Description	Value ($)

	Japan — continued

4,600	Towa Pharmaceutical Co. Ltd.	84,642

17,600	Toyo Tire Corp.	315,408

10,200	Toyoda Gosei Co. Ltd.	198,460

23,900	Toyota Boshoku Corp.	349,882

28,700	Toyota Industries Corp.	2,706,718

73,600	Toyota Tsusho Corp.	4,494,675

2,800	Transcosmos, Inc.	60,409

300	Tsubakimoto Chain Co.	11,311

21,000	Tsugami Corp.	194,445

38,000	TV Asahi Holdings Corp.	486,564

5,500	Unipres Corp.	52,410

4,100	Wacoal Holdings Corp.	101,359

3,000	Warabeya Nichiyo Holdings Co. Ltd.	45,135

36,500	YAMABIKO Corp.	499,400

123,200	Yamaha Corp.	2,803,371

1,101,200	Yamaha Motor Co. Ltd. (a)	10,782,649

1,900	Yamato Kogyo Co. Ltd.	99,318

61,500	Yamazen Corp.	550,355

38,300	Yellow Hat Ltd.	508,221

178,700	Yokogawa Bridge Holdings Corp.	3,144,726

22,000	Yokohama Rubber Co. Ltd.	552,548

14,300	Yuasa Trading Co. Ltd.	510,256

79,300	Zenkoku Hosho Co. Ltd.	2,841,515

	Total Japan	421,588,969

	Kuwait — 0.0%

6,164	Humansoft Holding Co. KSC	51,979

	Malaysia — 0.1%

84,900	AMMB Holdings Bhd.	76,704

983,300	CIMB Group Holdings Bhd.	1,431,678

122,200	IOI Corp. Bhd.	99,306

172,500	KPJ Healthcare Bhd.	69,737

340,100	Malayan Banking Bhd.	717,669

132,100	MISC Bhd.	234,196

126,600	Petronas Chemicals Group Bhd.	180,660

51,800	PPB Group Bhd.	162,574

156,600	Sime Darby Bhd.	92,582

	Total Malaysia	3,065,106

	Mexico — 0.8%

134,536	Arca Continental SAB de CV	1,379,179

100,268	Banco del Bajio SA	347,199

6,738	Bolsa Mexicana de Valores SAB de CV	12,248

21,564	Cemex SAB de CV Sponsored ADR*	162,377

8,291	Coca-Cola Femsa SAB de CV Sponsored ADR (a)	776,535

1,136,700	Credito Real SAB de CV SOFOM ER * (e)	—

52,174	El Puerto de Liverpool SAB de CV – Class C1	396,690

326,938	Fomento Economico Mexicano SAB de CV	3,745,436

3,375	Fomento Economico Mexicano SAB de CV Sponsored ADR	386,842

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued

5,287	Gentera SAB de CV	8,167

25,903	Grupo Aeroportuario del Centro Norte SAB de CV	265,679

9,043	Grupo Aeroportuario del Sureste SAB de CV – Class B	305,255

436,970	Grupo Financiero Banorte SAB de CV – Class O	4,150,912

945,516	Grupo Mexico SAB de CV – Series B	5,833,650

22,425	Kimberly-Clark de Mexico SAB de CV – Class A	47,159

22,123	Regional SAB de CV	191,651

19,685	Unifin Financiera SAB de CV * (e)	—

21,900	Vista Energy SAB de CV ADR *	1,061,055

225,627	Wal-Mart de Mexico SAB de CV	847,772

	Total Mexico	19,917,806

	Netherlands — 2.2%

12,188	Aalberts NV	583,171

75,354	Aegon Ltd.	488,766

1,617	Arcadis NV	106,108

23,691	ASR Nederland NV	1,146,606

9,661	Brunel International NV (a)	116,009

94,477	EXOR NV	10,609,825

16,510	HEMA Bondco I B.V. (c)	179

3,916	IMCD NV (a)	597,602

498,346	ING Groep NV	8,903,128

303,360	Koninklijke Ahold Delhaize NV (b)	9,408,109

306,934	Koninklijke Philips NV * (b)	8,383,857

129,077	NN Group NV	6,022,615

74,478	Randstad NV (b)	3,936,297

25,313	Royal BAM Group NV	106,403

86,369	Signify NV (a)	2,360,026

11,048	Wolters Kluwer NV (b)	1,762,038

	Total Netherlands	54,530,739

	New Zealand — 0.0%

199,171	Meridian Energy Ltd. (b)	828,665

	Norway — 0.9%

24,603	Aker BP ASA	635,184

52,559	Austevoll Seafood ASA	428,899

82,203	BW LPG Ltd.	1,706,389

150,701	DNO ASA	168,683

281,952	Elkem ASA *	589,247

438,502	Equinor ASA	12,728,717

58,949	Europris ASA	394,640

172,534	Hafnia Ltd.	1,516,199

101,148	Hoegh Autoliners ASA	1,207,499

56,862	Odfjell Drilling Ltd.	313,142

13,427	Orkla ASA	107,503

15,675	Stolt-Nielsen Ltd.	723,994

106,321	Wallenius Wilhelmsen ASA	1,135,800

	Total Norway	21,655,896

Shares	Description	Value ($)

	Pakistan — 0.0%

91,879	Attock Refinery Ltd.	125,576

166,074	Engro Fertilizers Ltd.	95,479

91,491	Fauji Fertilizer Bin Qasim Ltd.	10,958

96,098	Fauji Fertilizer Co. Ltd.	48,976

54,094	Habib Bank Ltd.	22,129

63,052	Hub Power Co. Ltd.	32,528

5,479	Lucky Cement Ltd.	17,680

2,399	Mari Petroleum Co. Ltd.	24,018

18,573	Nishat Mills Ltd.	4,866

717,559	Oil & Gas Development Co. Ltd.	344,417

14,564	Pakistan Oilfields Ltd.	25,662

682,474	Pakistan Petroleum Ltd.	293,894

155,152	SUI Northern Gas Pipeline	36,895

40,522	United Bank Ltd.	32,564

	Total Pakistan	1,115,642

	Philippines — 0.0%

43,200	Aboitiz Equity Ventures, Inc.	25,874

11,420	Manila Electric Co.	71,629

1,759,024	Megaworld Corp.	54,134

	Total Philippines	151,637

	Poland — 0.5%

8,055	Asseco Poland SA	169,289

45,919	Bank Polska Kasa Opieki SA	1,870,288

2,053	Budimex SA	390,035

30,663	Cyfrowy Polsat SA *	97,553

39	Grupa Kety SA	8,568

79,837	Orange Polska SA	166,543

396,815	ORLEN SA	6,427,805

45,064	Pepco Group NV *	278,086

336,858	PGE Polska Grupa Energetyczna SA *	581,895

19,781	Powszechna Kasa Oszczednosci Bank Polski SA	299,729

112,304	Powszechny Zaklad Ubezpieczen SA	1,429,295

4,259	Santander Bank Polska SA	549,153

3,764	XTB SA	63,727

	Total Poland	12,331,966

	Portugal — 0.2%

200,588	Galp Energia SGPS SA	4,218,187

82,864	Navigator Co. SA *	362,375

17,079	REN - Redes Energeticas Nacionais SGPS SA (a)	42,693

440,451	Sonae SGPS SA	454,662

	Total Portugal	5,077,917

	Qatar — 0.0%

170,738	Industries Qatar QSC	542,420

124,580	Ooredoo QPSC	321,840

4,764	Qatar Islamic Bank SAQ	22,594

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Qatar — continued

25,977	Qatar National Bank QPSC	96,561

	Total Qatar	983,415

	Russia — 0.0%

10,221,010	Alrosa PJSC (e) (f)	84,492

376,870,000	Federal Grid Co.-Rosseti PJSC * (e)	4,239

214,678	Fix Price Group PLC GDR (e)	5,110

415,363	Gazprom Neft PJSC (e)	30,909

4,924,596	Gazprom PJSC * (e)	68,157

1,279,700	GMK Norilskiy Nickel PAO (e)	19,943

18,204,300	Inter RAO UES PJSC * (e)	8,209

88,304	LSR Group PJSC (e)	7,611

4	LSR Group PJSC GDR (e)	—

192,855	LUKOIL PJSC (e)	156,737

5,760,219	Magnitogorsk Iron & Steel Works PJSC * (e) (f)	35,055

71,800	Mechel PJSC * (e) (f)	1,711

8	MMC Norilsk Nickel PJSC ADR * (e)	—

23,942	Mobile TeleSystems PJSC (e)	749

1,472,470	Moscow Exchange MICEX-Rates PJSC (e)	38,971

7,545,000	Mosenergo PJSC (e)	2,526

191,960	Novatek PJSC (e)	22,974

3,493,400	Novolipetsk Steel PJSC (e)	74,631

6,115	PhosAgro PJSC (e)	4,016

118	PhosAgro PJSC GDR (e) (f)	26

25,552	Polyus PJSC * (e) (f)	34,507

1	Polyus PJSC GDR (Registered) (e) (f)	1

49,974,140	RusHydro PJSC (e)	3,489

8,073,970	Sberbank of Russia PJSC * (e) (f)	279,020

7,395	Severstal PAO * (e) (f)	1,454

261,549	Severstal PAO GDR (Registered) * (e) (f)	51,445

29,090	SFI PJSC (e)	4,150

27,770,670	Surgutneftegas PJSC (e)	87,742

986,916	Tatneft PJSC (e)	75,199

725,480	Unipro PJSC * (e)	153

55,470	United Co. Rusal International PJSC * (e)	262

752,312,000	VTB Bank PJSC * (e) (f)	1,647

	Total Russia	1,105,135

	Saudi Arabia — 0.0%

6,155	Almarai Co. JSC	85,846

11,367	Saudi Arabian Oil Co.	87,876

39,870	Saudi National Bank	362,075

	Total Saudi Arabia	535,797

	Singapore — 0.6%

72,800	Asian Pay Television Trust	4,362

92,400	Bumitama Agri Ltd.	47,893

885,400	ComfortDelGro Corp. Ltd.	912,801

33,106	DBS Group Holdings Ltd.	882,798

122,400	First Real Estate Investment Trust – (REIT)	21,713

314,900	First Resources Ltd.	328,755

Shares	Description	Value ($)

	Singapore — continued

1,798,600	Golden Agri-Resources Ltd.	352,933

116,300	Japfa Ltd. *	27,124

159,900	Keppel Ltd.	797,235

371,000	Oversea-Chinese Banking Corp. Ltd.	3,992,735

55,900	Sheng Siong Group Ltd.	61,696

37,800	Silverlake Axis Ltd.	8,265

230,000	StarHub Ltd.	217,860

77,000	United Overseas Bank Ltd.	1,755,758

40,600	UOL Group Ltd.	162,522

13,000	Venture Corp. Ltd.	135,270

315,300	Yangzijiang Financial Holding Ltd.	75,946

2,726,477	Yangzijiang Shipbuilding Holdings Ltd.	4,613,194

401,900	Yanlord Land Group Ltd. *	137,023

	Total Singapore	14,535,883

	South Africa — 0.6%

35,612	Absa Group Ltd.	283,835

1,755	AECI Ltd.	8,998

39,227	African Rainbow Minerals Ltd.	474,923

60,916	Anglo American Platinum Ltd.	1,998,318

53,851	AVI Ltd.	244,039

22,785	Barloworld Ltd.	109,066

126,999	Bidvest Group Ltd.	1,660,420

53,682	Clicks Group Ltd.	842,581

14,418	Coronation Fund Managers Ltd.	26,731

814,002	FirstRand Ltd.	2,824,043

50,968	Foschini Group Ltd.	257,894

334,610	Impala Platinum Holdings Ltd.	1,723,693

26,359	Investec Ltd.	172,337

18,389	Kumba Iron Ore Ltd.	482,080

15,683	Motus Holdings Ltd.	72,033

96,340	Mr Price Group Ltd.	912,420

34,400	Nedbank Group Ltd.	417,592

80,932	Ninety One Ltd.	170,740

13,945	Omnia Holdings Ltd.	41,715

87,512	Sanlam Ltd.	330,201

2,007	Santam Ltd.	31,996

174,610	Sappi Ltd.	501,989

35,265	Shoprite Holdings Ltd.	468,872

561,130	Sibanye Stillwater Ltd.	708,229

24,128	Tiger Brands Ltd.	249,876

175,351	Truworths International Ltd.	712,683

50,593	Woolworths Holdings Ltd.	146,214

	Total South Africa	15,873,518

	South Korea — 1.8%

46,363	BNK Financial Group, Inc.	283,972

9,430	Cheil Worldwide, Inc.	127,505

12,855	Coway Co. Ltd.	526,440

24,011	Daewon Cable Co. Ltd. *	62,283

8,489	Daou Data Corp.	70,935

1,741	DB Insurance Co. Ltd.	130,483

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

105,163	Dongwon Development Co. Ltd.	210,077

40	F&F Co. Ltd.	1,941

4,902	Global Standard Technology Co. Ltd.	159,372

40,998	GS Holdings Corp.	1,294,368

31,388	Hana Financial Group, Inc.	1,401,650

5,890	Handsome Co. Ltd.	76,366

18,730	Hankook Tire & Technology Co. Ltd.	593,494

55,909	Hanon Systems	202,307

8,417	HDC Hyundai Development Co-Engineering & Construction	106,818

7,809	Hyundai Engineering & Construction Co. Ltd.	187,382

7,530	Hyundai Glovis Co. Ltd.	980,067

1,750	Hyundai Home Shopping Network Corp.	66,318

22,228	Hyundai Mobis Co. Ltd.	3,465,676

15,428	Hyundai Motor Co.	2,831,097

832	INTOPS Co. Ltd.	14,170

36,262	JB Financial Group Co. Ltd.	382,643

7,372	Kakaopay Corp. *	165,059

15,892	Kangwon Land, Inc.	171,138

15,874	KB Financial Group, Inc.	912,601

9,716	KB Financial Group, Inc. ADR	559,059

537	KCC Glass Corp.	15,685

103,417	Kia Corp.	8,827,286

23,989	KT Corp. Sponsored ADR	324,331

57,982	KT&G Corp.	3,499,893

26,719	LG Corp.	1,572,136

80,784	LG Electronics, Inc.	6,144,739

20,864	LG Uplus Corp.	145,706

10,767	LOTTE Fine Chemical Co. Ltd.	374,484

23,587	Mirae Asset Securities Co. Ltd.	123,296

2,751	NAVER Corp.	340,571

1,114	NH Investment & Securities Co. Ltd.	9,894

2,722	Orion Corp.	180,092

52,726	POSCO Holdings, Inc. Sponsored ADR	3,554,260

618	S-1 Corp.	28,376

8,214	Samsung E&A Co. Ltd. *	139,120

12,323	Samsung Electronics Co. Ltd.	652,907

246	Samsung Electronics Co. Ltd. GDR (b)	333,318

11,720	Samsung Securities Co. Ltd.	306,772

24,204	Shinhan Financial Group Co. Ltd.	830,357

16,200	SK Networks Co. Ltd.	59,311

10,473	SK Telecom Co. Ltd. Sponsored ADR	216,582

250	SNT Motiv Co. Ltd.	8,282

3,420	TKG Huchems Co. Ltd.	48,986

121,702	Woori Financial Group, Inc.	1,248,336

9,838	Youngone Corp.	241,626

	Total South Korea	44,209,567

	Spain — 2.1%

184,059	Acerinox SA	2,016,163

47,882	Amadeus IT Group SA (b)	3,417,933

5,951	Applus Services SA	82,133

Shares	Description	Value ($)

	Spain — continued

53,381	Atresmedia Corp. de Medios de Comunicacion SA	307,540

1,187,496	Banco Bilbao Vizcaya Argentaria SA	12,885,940

4,213,204	Banco de Sabadell SA	8,899,512

1,947,928	Banco Santander SA	10,272,878

62,863	CaixaBank SA	360,021

1,514	Faes Farma SA	6,272

8,882	Iberdrola SA (b)	117,231

129,835	Industria de Diseno Textil SA (b)	6,173,856

239,459	Mapfre SA (a)	576,613

47,480	Prosegur Compania de Seguridad SA	91,376

391,616	Repsol SA	6,393,010

60,851	Solaria Energia y Medio Ambiente SA * (a)	783,579

	Total Spain	52,384,057

	Sweden — 0.8%

18,744	AcadeMedia AB (b)	100,661

21,713	Betsson AB * (d)	7,742

21,713	Betsson AB (b) (d)	249,002

66,016	Boliden AB	2,314,072

20,151	Fabege AB (a)	172,313

459,737	Fastighets AB Balder – B Shares *	3,112,755

2,625	Investor AB – A Shares (b)	70,711

227,755	Investor AB – B Shares (b)	6,180,214

21,700	Peab AB – Class B (a)	141,811

34,455	Securitas AB – B Shares	354,586

71,177	Skanska AB – B Shares	1,257,195

286,905	Telefonaktiebolaget LM Ericsson – B Shares	1,767,782

19,160	Volvo AB – A Shares	520,703

122,110	Volvo AB – B Shares	3,286,577

90,707	Volvo Car AB – Class B *	305,483

	Total Sweden	19,841,607

	Switzerland — 1.4%

173,083	Adecco Group AG (Registered)	6,568,640

3,969	Holcim AG	348,676

19,808	Logitech International SA (Registered) (d)	1,982,570

1,692	Logitech International SA (Registered) (d)	169,217

4,895	Mobilezone Holding AG (Registered)	78,036

38,953	Novartis AG Sponsored ADR (a)	4,017,223

35,609	Novartis AG (Registered)	3,685,458

1,976	Roche Holding AG	553,017

57,635	Roche Holding AG – Genusschein	14,715,182

15,780	Sandoz Group AG ADR	560,032

1,047	Sandoz Group AG	37,037

891	Swatch Group AG	190,860

2,008	Swisscom AG (Registered) (b)	1,113,957

1,698	u-blox Holding AG	180,658

3,730	UBS Group AG (Registered) (b)	118,912

	Total Switzerland	34,319,475

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Taiwan — 2.6%

6,000	Acter Group Corp. Ltd.	43,420

1,898	Advantech Co. Ltd.	20,780

5,000	Arcadyan Technology Corp.	25,843

291,768	ASE Technology Holding Co. Ltd. ADR	3,145,259

16,000	Asia Cement Corp.	20,538

59,799	Asustek Computer, Inc.	952,021

3,000	Bizlink Holding, Inc.	25,762

468,000	Catcher Technology Co. Ltd.	3,251,688

76,490	Chicony Electronics Co. Ltd.	442,441

5,000	Chicony Power Technology Co. Ltd. *	23,984

159,000	Chipbond Technology Corp.	334,621

747,000	Compal Electronics, Inc.	857,812

71,080	Coretronic Corp.	243,312

23,000	Dynapack International Technology Corp.	67,208

101,000	Elitegroup Computer Systems Co. Ltd. *	107,329

18,000	Evergreen International Storage & Transport Corp.	18,658

848,000	Evergreen Marine Corp. Taiwan Ltd.	5,516,520

24,000	Everlight Electronics Co. Ltd.	53,526

132,000	Farglory Land Development Co. Ltd.	361,241

61,709	FLEXium Interconnect, Inc.	166,702

20,000	Formosa Advanced Technologies Co. Ltd.	23,872

194,000	Foxconn Technology Co. Ltd.	439,739

5,000	Fusheng Precision Co. Ltd.	44,936

35,000	Giant Manufacturing Co. Ltd.	235,374

22,000	Global Brands Manufacture Ltd.	50,629

3,000	Global Mixed Mode Technology, Inc.	28,347

3,000	Greatek Electronics, Inc.	5,859

22,000	Hannstar Board Corp.	40,325

1,551,406	Hon Hai Precision Industry Co. Ltd.	8,262,006

80,000	Huaku Development Co. Ltd. *	390,561

11,279	Innodisk Corp.	115,185

84,000	King’s Town Bank Co. Ltd.	155,812

76,000	Kung Long Batteries Industrial Co. Ltd.	346,518

13,000	Largan Precision Co. Ltd.	918,148

145,000	MediaTek, Inc.	5,552,641

265,000	Micro-Star International Co. Ltd.	1,574,144

70,000	Nan Ya Printed Circuit Board Corp.	422,455

153,502	Nantex Industry Co. Ltd.	165,146

5,000	Nien Made Enterprise Co. Ltd.	54,266

162,000	Novatek Microelectronics Corp.	2,986,539

18,000	Parade Technologies Ltd.	427,301

5,000	Pixart Imaging, Inc.	25,339

332,566	Pou Chen Corp.	385,640

520,000	Powerchip Semiconductor Manufacturing Corp. *	399,704

130,000	Primax Electronics Ltd.	406,607

280,263	Radiant Opto-Electronics Corp.	1,709,470

3,000	Raydium Semiconductor Corp.	38,390

20,000	Realtek Semiconductor Corp.	337,677

55,000	Ruentex Industries Ltd.	116,173

53,280	Shin Zu Shing Co. Ltd.	326,611

Shares	Description	Value ($)

	Taiwan — continued

66,000	Shinkong Insurance Co. Ltd.	193,797

3,000	Sigurd Microelectronics Corp.	7,327

42,000	Simplo Technology Co. Ltd.	535,476

5,000	Sinon Corp.	6,382

6,300	Sporton International, Inc.	47,566

62,000	T3EX Global Holdings Corp.	213,424

35,000	TaiDoc Technology Corp.	176,343

17,000	Taiwan Fertilizer Co. Ltd.	33,528

7,000	Taiwan Hon Chuan Enterprise Co. Ltd.	35,259

177,000	Taiwan Semiconductor Manufacturing Co. Ltd.	4,532,604

77,376	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	11,686,871

66,000	Taiwan Surface Mounting Technology Corp.	232,433

8,000	Test Research, Inc.	42,693

4,000	Topkey Corp.	25,061

121,000	Transcend Information, Inc.	440,325

77,000	Tripod Technology Corp.	507,179

12,000	Tung Ho Steel Enterprise Corp.	25,602

17,000	TXC Corp.	59,483

54,000	Wisdom Marine Lines Co. Ltd. *	129,555

1,343,000	Yang Ming Marine Transport Corp.	2,968,021

653,365	Yuanta Financial Holding Co. Ltd.	640,277

	Total Taiwan	64,203,285

	Thailand — 0.6%

2,245,800	AP Thailand PCL NVDR	562,853

342,000	Bangkok Bank PCL NVDR	1,270,213

1,683,700	BTS Group Holdings PCL NVDR	219,673

132,700	GFPT PCL NVDR	48,490

773,400	Kasikornbank PCL NVDR	2,758,224

9,458,300	Krung Thai Bank PCL NVDR	4,427,412

2,258,800	Land & Houses PCL NVDR	405,221

269,800	Muangthai Capital PCL NVDR	326,341

293,080	Pruksa Holding PCL NVDR	79,795

82,808	Pruksa Holding PCL (Foreign Registered)	22,546

521,700	PTT Exploration & Production PCL NVDR	2,193,746

1,074,900	PTT PCL NVDR	958,893

3,263,000	Sansiri PCL NVDR	141,412

294,300	SCB X PCL NVDR	849,793

18,900	Siam Cement PCL NVDR	121,446

122,000	Somboon Advance Technology PCL NVDR	49,131

461,200	Sri Trang Agro-Industry PCL NVDR	296,473

364,200	Supalai PCL NVDR	183,386

196,800	Thai Oil PCL NVDR	277,852

	Total Thailand	15,192,900

	Turkey — 0.5%

1,660,765	Akbank TAS	3,404,369

871,325	Aselsan Elektronik Sanayi Ve Ticaret AS	1,584,966

47,934	Dogus Otomotiv Servis ve Ticaret AS	450,544

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued

231,613	KOC Holding AS	1,711,549

94,861	Mavi Giyim Sanayi Ve Ticaret AS – Class B	281,155

46,899	Turk Hava Yollari AO *	441,039

124,072	Vestel Beyaz Esya Sanayi ve Ticaret AS	91,821

3,615,720	Yapi ve Kredi Bankasi AS	3,628,408

	Total Turkey	11,593,851

	Ukraine — 0.0%

36,516	Kernel Holding SA *	103,403

	United Arab Emirates — 0.1%

264,047	Emirates NBD Bank PJSC	1,118,534

	United Kingdom — 5.1%

383,453	3i Group PLC	14,129,070

74,644	abrdn PLC (a)	148,529

49,226	BAE Systems PLC	876,519

16,420	Bank of Georgia Group PLC	780,571

547,857	Barratt Developments PLC	3,552,553

44,702	Bellway PLC	1,539,243

81,632	Berkeley Group Holdings PLC	5,508,568

541,408	BP PLC	3,386,769

17,159	British American Tobacco PLC (b)	530,639

6,133,954	BT Group PLC (a)	10,269,682

117,339	Centamin PLC	179,487

98,844	Coca-Cola HBC AG	3,354,300

139,113	Compass Group PLC (b)	3,905,765

4,401	CRH PLC	359,826

1,180,664	DS Smith PLC	5,790,494

30,601	Evraz PLC * (e)	798

338,518	Ferrexpo PLC *	180,413

831,700	Glencore PLC	5,126,345

31,833	GSK PLC	714,269

150,958	GSK PLC Sponsored ADR (a)	6,758,390

12,278	Halfords Group PLC	24,222

220,227	Harbour Energy PLC	937,011

63,256	Howden Joinery Group PLC	737,743

711,976	HSBC Holdings PLC	6,345,757

15,460	HSBC Holdings PLC Sponsored ADR (a) (b)	690,289

87,038	IG Group Holdings PLC	900,397

45,296	Imperial Brands PLC	1,125,566

27,836	International Personal Finance PLC	39,963

30,824	Investec PLC	206,259

969,341	ITV PLC	987,325

340,588	J Sainsbury PLC	1,207,535

11,440	Keller Group PLC	189,569

1,128,159	Kingfisher PLC	3,819,281

68,000	Lifezone Holdings Ltd. *	613,360

4,225,017	Lloyds Banking Group PLC	3,016,073

192,029	MONY Group PLC	555,962

23,013	Morgan Sindall Group PLC	743,920

446,298	NatWest Group PLC	1,805,408

171,640	OSB Group PLC	1,020,723

45,981	Paragon Banking Group PLC	449,110

Shares	Description	Value ($)

	United Kingdom — continued

93,601	Persimmon PLC	1,748,677

57,857	Plus500 Ltd.	1,648,003

14,028	Premier Foods PLC	30,901

48,441	Reach PLC	49,962

161,001	Redrow PLC	1,470,195

7,034	RELX PLC (b)	308,581

4,977	RELX PLC Sponsored ADR (b)	218,789

29,334	Rio Tinto PLC Sponsored ADR (b)	2,056,313

21,253	Rio Tinto PLC (b)	1,496,156

3,674	Sage Group PLC (b)	48,260

185,667	Shell PLC	6,701,604

6,552	Shell PLC ADR (b)	476,855

44,692	Standard Chartered PLC	445,159

1,327,114	Taylor Wimpey PLC	2,512,506

10,766	TBC Bank Group PLC	350,528

114,495	Tesco PLC (b)	455,449

85,859	Unilever PLC Sponsored ADR (b)	4,700,780

57,671	Vesuvius PLC	360,451

1,926,216	Vodafone Group PLC (b)	1,862,264

631,358	Vodafone Group PLC Sponsored ADR (b)	6,073,664

129,085	Zigup PLC	721,165

	Total United Kingdom	126,243,965

	United States — 24.2%

47,549	3M Co. (a)	4,761,557

6,718	Academy Sports & Outdoors, Inc. (a)	387,561

3,210	Adtalem Global Education, Inc. * (a)	206,692

3,300	Advanced Drainage Systems, Inc.	572,517

38,098	Aemetis, Inc. * (a)	131,438

3,124	Affiliated Managers Group, Inc.	507,962

11,559	Aflac, Inc. (a)	1,038,808

13,146	AGCO Corp. (a)	1,410,960

27,924	Akamai Technologies, Inc. * (a)	2,575,710

544,561	Albertsons Cos., Inc. – Class A	11,239,739

5,011	Allison Transmission Holdings, Inc. (a)	379,884

129,864	Ally Financial, Inc. (a)	5,060,800

73,690	Alphabet, Inc. – Class A * (b)	12,711,525

20,271	Alphabet, Inc. – Class C * (b)	3,526,343

17,829	Amazon.com, Inc. * (b)	3,145,749

81,993	Ameresco, Inc. – Class A * (a)	2,994,384

27,093	American Express Co. (b)	6,502,320

19,272	ANSYS, Inc. * (b)	6,117,896

61,215	Apartment Income REIT Corp. – (REIT) (a) (b)	2,372,081

239,598	Arcadium Lithium PLC * (a)	1,061,419

21,401	Arch Capital Group Ltd. * (a) (b)	2,196,385

32,114	Archer-Daniels-Midland Co. (a) (b)	2,005,198

89,200	Array Technologies, Inc. * (a)	1,264,856

7,184	Arrow Electronics, Inc. * (a)	943,331

4,837	Aspen Technology, Inc. * (a)	1,018,914

10,069	AT&T, Inc. (b)	183,457

1,712	Atkore, Inc. (a)	260,481

3,406	AutoNation, Inc. * (a)	579,872

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

4,557	Avnet, Inc.	248,812

154,226	Bank of America Corp. (b)	6,167,498

28,418	Bank of New York Mellon Corp. (b)	1,693,997

13,600	Berry Corp.	94,792

2,192	Berry Global Group, Inc. (a)	131,257

19,256	Best Buy Co., Inc. (a)	1,633,294

13,205	Bio-Rad Laboratories, Inc. – Class A * (a)	3,787,986

1,087	Booking Holdings, Inc. (b)	4,104,892

202,616	BorgWarner, Inc. (a)	7,225,287

49,173	Bristol-Myers Squibb Co.	2,020,519

2,929	Brunswick Corp. (a)	241,730

23,393	Builders FirstSource, Inc. * (a)	3,761,360

6,735	Bunge Global SA (a)	724,619

32,900	California Resources Corp.	1,557,815

45,158	Capital One Financial Corp. (a) (b)	6,215,096

28,475	CarMax, Inc. * (a)	2,000,654

2,669	Carter’s, Inc. (a)	182,560

72,837	Catalent, Inc. *	3,917,902

13,625	CBRE Group, Inc. – Class A * (b)	1,199,954

71,546	Centene Corp. * (a) (b)	5,121,978

95,838	Cerevel Therapeutics Holdings, Inc. *	3,904,440

116,949	ChampionX Corp. (a)	3,814,876

46,725	Chevron Corp. (b)	7,583,468

2,602	Chord Energy Corp.	482,459

7,462	Cigna Group (b)	2,571,554

165,087	Cisco Systems, Inc. (a) (b)	7,676,546

123,264	Citigroup, Inc.	7,680,580

192,541	Clean Energy Fuels Corp. * (a)	602,653

205,543	Cleveland-Cliffs, Inc. *	3,551,783

82,672	Cognizant Technology Solutions Corp. – Class A (a) (b)	5,468,753

190,602	Comcast Corp. – Class A (b)	7,629,798

5,668	Commercial Metals Co.	319,222

27,100	ConocoPhillips (a)	3,156,608

21,200	Corteva, Inc.	1,185,928

802	Crane NXT Co. (a)	50,702

6,732	Crocs, Inc. *	1,047,768

6,973	Cummins, Inc. (a)	1,964,503

106,688	CVS Health Corp. (b)	6,358,605

170,909	Darling Ingredients, Inc. * (a)	6,904,724

800	Deere & Co. (b)	299,808

46,820	Discover Financial Services (b)	5,742,941

18,152	DR Horton, Inc. (a)	2,682,866

39,002	Dropbox, Inc. – Class A * (a) (b)	878,715

121,052	eBay, Inc. (a) (b)	6,563,439

5,216	Elevance Health, Inc. (b)	2,808,712

1,117	Encore Wire Corp.	322,511

59,815	Endeavor Group Holdings, Inc. – Class A	1,604,836

13,667	Enphase Energy, Inc. * (a)	1,748,009

38,163	EOG Resources, Inc. (a)	4,753,202

910	EPAM Systems, Inc. * (b)	161,916

113,017	Equitrans Midstream Corp.	1,613,883

48,081	Etsy, Inc. * (a)	3,051,701

Shares	Description	Value ($)

	United States — continued

1,351	Everest Group Ltd.	528,146

29,584	Expedia Group, Inc. * (b)	3,338,850

43,751	Exxon Mobil Corp. (a)	5,130,242

11,774	F5, Inc. * (a)	1,989,453

7,010	Federated Hermes, Inc.	232,522

71,977	Fidelity National Financial, Inc. (a)	3,624,762

6,100	First Solar, Inc. * (a)	1,657,736

3,750	Foot Locker, Inc. (a)	103,988

504,490	Ford Motor Co. (b)	6,119,464

13,058	Fox Corp. – Class A (a)	449,587

141,367	Fox Corp. – Class B	4,515,262

162,119	Franklin Resources, Inc. (a)	3,826,008

26,800	Freeport-McMoRan, Inc.	1,413,164

546	Garmin Ltd. (a)	89,462

201,500	GCI Liberty, Inc. (a) (c)	—

55,744	GE HealthCare Technologies, Inc. (a) (b)	4,348,032

9,807	General Electric Co. (b)	1,619,528

18,040	General Mills, Inc. (a)	1,240,250

122,790	General Motors Co. (b)	5,524,322

24,519	Gilead Sciences, Inc. (a)	1,575,836

7,687	Goldman Sachs Group, Inc. (a)	3,509,269

408,136	GrafTech International Ltd. * (a)	673,424

184	Graham Holdings Co. – Class B (a)	138,447

131,059	Green Plains, Inc. * (a)	2,250,283

1,201	Group 1 Automotive, Inc. (a)	373,487

3,100	Gulfport Energy Corp. *	501,611

13,761	H&R Block, Inc. (a)	683,096

13,797	Hartford Financial Services Group, Inc. (b)	1,427,300

97,075	HashiCorp, Inc. – Class A * (b)	3,259,779

63,116	Hess Corp.	9,726,176

292,398	Hewlett Packard Enterprise Co. (a)	5,160,825

14,012	Hilton Worldwide Holdings, Inc. (b)	2,810,807

1,800	HNI Corp.	84,690

206,521	HP, Inc.	7,538,017

4,615	Humana, Inc. (b)	1,652,724

81,490	Incyte Corp. * (a)	4,709,307

199,586	Intel Corp.	6,157,228

30,582	Intercontinental Exchange, Inc. (a)	4,094,930

44,071	International Business Machines Corp. (b)	7,353,246

12,241	International Paper Co. (a)	551,947

29,790	Invesco Ltd. (a)	468,001

5,452	Jackson Financial, Inc. – Class A (a)	414,407

9,409	Janus Henderson Group PLC	315,202

28,309	Jazz Pharmaceuticals PLC * (a)	2,979,522

36,586	Johnson & Johnson (a)	5,366,069

37,813	JPMorgan Chase & Co. (b)	7,662,048

2,932	Keysight Technologies, Inc. * (a)	406,023

229,058	Kinder Morgan, Inc. (a)	4,464,340

10,744	Kohl’s Corp. (a)	240,558

995,351	Kosmos Energy Ltd. * (a)	6,071,641

146,530	Kraft Heinz Co. (a)	5,182,766

47,021	Kroger Co. (b)	2,462,490

3,510	Lam Research Corp. (a)	3,272,864

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

60,906	Las Vegas Sands Corp. (a) (b)	2,742,597

2,129	La-Z-Boy, Inc.	79,880

4,810	Lear Corp.	602,934

17,119	Lennar Corp. – Class A (a) (b)	2,745,032

100,475	Liberty Broadband Corp. – Class C * (a)	5,434,693

19,700	Liberty Energy, Inc. (a)	486,393

191,899	Liberty Global Ltd. – Class A *	3,198,956

41,543	Liberty Media Corp.-Liberty Formula One – Class A *	2,841,957

12,202	LyondellBasell Industries NV – Class A	1,213,123

8,642	M&T Bank Corp. (a)	1,310,127

12,343	Macy’s, Inc. (a)	240,442

4,612	ManpowerGroup, Inc.	344,147

15,400	Marathon Oil Corp.	445,984

2,009	Markel Group, Inc. * (a)	3,297,954

116,404	Match Group, Inc. * (a)	3,565,455

511	Matson, Inc.	65,510

57,571	McGrath RentCorp	6,274,088

20,680	Medtronic PLC (b)	1,682,732

56,494	Merck & Co., Inc.	7,092,257

26,714	Meta Platforms, Inc. – Class A (b)	12,470,897

41,536	MGIC Investment Corp. (a)	872,256

33,941	Micron Technology, Inc. (a)	4,242,625

31,546	Moderna, Inc. * (a)	4,496,882

9,060	Morgan Stanley (a)	886,430

59,420	Mosaic Co.	1,837,861

3,462	Mueller Industries, Inc. (a)	203,946

2,600	NEXTracker, Inc. – Class A *	143,442

3,800	Northern Oil & Gas, Inc. (a)	155,534

32,309	Nucor Corp.	5,455,375

49,075	ON Semiconductor Corp. * (a)	3,584,438

4,091	OneMain Holdings, Inc. (a)	200,950

28	Oracle Corp. (b)	3,281

2,100	Ormat Technologies, Inc. (a)	158,340

21,296	Otis Worldwide Corp. (a)	2,112,563

68,661	Ovintiv, Inc.	3,547,714

3,260	Owens Corning	590,288

40,200	PACCAR, Inc. (a)	4,321,500

316,230	Paramount Global – Class B (a)	3,766,299

100,734	PayPal Holdings, Inc. * (b)	6,345,235

755,227	Pershing Square Tontine Holdings Ltd. (e)	1

281,957	Pfizer, Inc.	8,080,888

5,227	Polaris, Inc. (a)	436,977

15,500	PotlatchDeltic Corp. – (REIT) (a) (b)	662,315

5,459	Premier, Inc. – Class A (a)	103,284

24,200	ProPetro Holding Corp. * (a)	231,836

24,474	PulteGroup, Inc.	2,871,290

27,056	QUALCOMM, Inc. (a)	5,520,777

24,194	Radian Group, Inc.	755,821

7,061	Regeneron Pharmaceuticals, Inc. *	6,920,910

4,065	Signet Jewelers Ltd.	445,077

110,297	SilverBow Resources, Inc. *	4,323,642

1,936	Skechers U.S.A., Inc. – Class A *	138,269

Shares	Description	Value ($)

	United States — continued

47,458	Skyworks Solutions, Inc. (a)	4,397,458

5,833	SLM Corp.	125,176

7,400	SM Energy Co.	373,182

57,025	SolarEdge Technologies, Inc. * (a)	2,793,655

12,644	Solventum Corp. * (a)	750,295

435,606	Southwestern Energy Co. *	3,280,113

5,372	SS&C Technologies Holdings, Inc. (b)	333,333

15,933	State Street Corp.	1,204,375

38,982	Steel Dynamics, Inc. (a)	5,218,520

229,248	Sunrun, Inc. * (a)	3,314,926

123,183	Synchrony Financial	5,395,415

9,400	T Rowe Price Group, Inc. (a)	1,107,602

15,600	Talos Energy, Inc. * (a)	187,356

8,054	Tapestry, Inc. (a)	350,268

9,505	TE Connectivity Ltd. (b)	1,422,899

14,582	Texas Instruments, Inc. (a)	2,843,636

9,067	Textron, Inc.	794,360

5,869	TRU TAJ Liquidation Unit Trust / TRU TAJ Finance, Inc. (e)	59

160,204	TRU Taj LLC / TRU Taj Finance, Inc. * (e)	320,408

64,745	Tyson Foods, Inc. – Class A	3,706,651

70,676	U.S. Bancorp (a)	2,865,912

265,697	U.S. Steel Corp. (a)	10,189,480

3,817	UFP Industries, Inc.	456,055

3,926	United Therapeutics Corp. * (a)	1,080,160

3,666	UnitedHealth Group, Inc. (b)	1,816,026

15,793	Unum Group (a)	850,611

16,028	Valero Energy Corp.	2,518,640

1,200	Valmont Industries, Inc. (a)	301,680

2,600	Veralto Corp. (b)	256,308

199,645	Verizon Communications, Inc. (b)	8,215,392

25,587	VF Corp. (a)	339,795

445,426	Viatris, Inc. (a)	4,721,516

226,381	Vizio Holding Corp. – Class A *	2,431,332

254,683	Walgreens Boots Alliance, Inc. (a)	4,130,958

91,463	Wells Fargo & Co. (a) (b)	5,480,463

56,291	Western Union Co. (a)	720,525

2,939	Westlake Corp. (a)	471,886

2,141	Westmoreland Mining Holdings (c)	2,676

65,707	Westrock Co. (a)	3,524,524

5,082	Whirlpool Corp. (a)	472,778

72,801	Zoom Video Communications, Inc. – Class A * (a) (b)	4,465,613

	Total United States	603,449,709

	Vietnam — 0.1%

4,900	Dong Phu Rubber JSC	8,199

148,899	Duc Giang Chemicals JSC	740,783

110,900	PetroVietNam Ca Mau Fertilizer JSC	164,206

7,800	PetroVietnam Gas JSC	24,622

48,200	PetroVietnam Technical Services Corp.	82,291

552,900	SSI Securities Corp.	758,207

141,900	Vietnam Dairy Products JSC	365,307

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Vietnam — continued

161,903	Vietnam Joint Stock Commercial Bank for Industry & Trade *	203,719

26,600	VIX Securities JSC *	18,956

922,635	VNDirect Securities Corp. *	649,439

	Total Vietnam	3,015,729

	TOTAL COMMON STOCKS (COST $2,236,517,166)	2,077,942,525

	PREFERRED STOCKS (g) —1.6%

	Brazil — 0.8%

1,518,536	Bradespar SA	5,552,551

6,600	Cia de Ferro Ligas da Bahia FERBASA	9,993

1,630,350	Cia Energetica de Minas Gerais	3,089,372

649,188	Gerdau SA Sponsored ADR	2,246,191

516,495	Itausa SA	957,073

18,900	Marcopolo SA	23,468

846,400	Petroleo Brasileiro SA	6,252,615

138,393	Petroleo Brasileiro SA ADR	2,049,600

19,000	Randon SA Implementos e Participacoes	34,447

12,420	Unipar Carbocloro SA – Class B	118,289

	Total Brazil	20,333,599

	Chile — 0.1%

2,051	Embotelladora Andina SA – Class B	6,325

45,100	Sociedad Quimica y Minera de Chile SA Sponsored ADR (a)	2,106,170

	Total Chile	2,112,495

	Colombia — 0.1%

36,110	Bancolombia SA Sponsored ADR	1,280,460

	Germany — 0.4%

25,625	Bayerische Motoren Werke AG	2,477,304

2,287	Jungheinrich AG	89,369

71,758	Porsche Automobil Holding SE	3,959,502

1,257	Villeroy & Boch AG	23,079

37,034	Volkswagen AG	4,653,734

	Total Germany	11,202,988

	Russia — 0.0%

15,222	Bashneft PJSC (e)	3,266

79,750	Nizhnekamskneftekhim PJSC (e)	646

49,530	Sberbank of Russia PJSC * (e) (f)	1,711

20,862,000	Surgutneftegas PJSC (e)	156,272

12,313	Tatneft PJSC (e)	928

33,700	Transneft PJSC (e)	5,909

	Total Russia	168,732

	South Korea — 0.2%

887	Hyundai Motor Co.	98,631

3,460	Hyundai Motor Co. GDR	194,897

	Shares / Par Value†	Description	Value ($)

		South Korea — continued

	3,452	LG Electronics, Inc.	117,551

	87,090	Samsung Electronics Co. Ltd.	3,799,829

	114	Samsung Electronics Co. Ltd. (Registered)	125,058

		Total South Korea	4,335,966

		United States — 0.0%

	1,288,200	NII Holdings, Inc. (c)	450,870

		TOTAL PREFERRED STOCKS (COST $57,455,121)	39,885,110

		RIGHTS/WARRANTS — 0.0%

		Canada — 0.0%

	222,285	Clementia Pharmaceuticals, Inc. * (c)	222

		United States — 0.0%

	408,963	Bristol-Myers Squibb Co. * (c)	899,719

	50,914	Contra Abiomed, Inc. * (c)	89,099

	188,806	Pershing Square Holdings Ltd. * (c)	56,642

		Total United States	1,045,460

		Vietnam — 0.0%

	175,740	VNDirect Securities Corp., expires 07/03/24 * (c)	53,871

		TOTAL RIGHTS/WARRANTS (COST $1,235,833)	1,099,553

		INVESTMENT FUNDS — 0.4%

		United States — 0.4%

	4,418,828	Altaba, Inc. (c)	10,384,246

		TOTAL INVESTMENT FUNDS (COST $5,265,823)	10,384,246

		DEBT OBLIGATIONS — 29.4%

		Netherlands — 0.0%

		Corporate Debt — 0.0%

EUR	608,780	HEMA Bondco I B.V., Variable Rate, 10.00%, due 04/19/26 (e) (h)	66

		United States — 29.4%

		U.S. Government — 27.8%

	158,103,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.20%, 5.53%, due 01/31/25 (b) (i)	158,272,962

	90,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.17%, 5.49%, due 04/30/25	90,095,799

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares / Par Value†	Description	Value ($)

	United States — continued

	U.S. Government — continued

2,350,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.17%, 5.50%, due 10/31/25 (b) (i)	2,353,015

59,700,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 5.57%, due 01/31/26 (b) (i)	59,831,179

104,600,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 5.48%, due 04/30/26 (b) (i)	104,648,532

135,925,396	U.S. Treasury Inflation-Indexed Notes, 1.38%, due 07/15/33 (b)	127,785,142

152,582,172	U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34 (b)	147,369,020

1,000,000	U.S. Treasury Notes, 3.13%, due 08/15/25 (b)	976,992

	Total U.S. Government	691,332,641

	U.S. Government Agency — 1.6%

40,500,000	Federal Home Loan Banks, Variable Rate, 1 day USD SOFR + 0.10%, 5.43%, due 09/04/24	40,508,916

	Total United States	731,841,557

	TOTAL DEBT OBLIGATIONS (COST $732,617,777)	731,841,623

	MUTUAL FUNDS — 0.7%

	United States — 0.7%

	Affiliated Issuers — 0.7%

3,528,533	GMO U.S. Treasury Fund (j)	17,642,664

	TOTAL MUTUAL FUNDS (COST $17,642,945)	17,642,664

	SHORT-TERM INVESTMENTS — 3.8%

	Money Market Funds — 0.3%

597,116	State Street Global Advisors Liquidity PLC - U.S. Treasury Liquidity Fund – Class D Shares, 5.22% (i)	597,116

6,398,282	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (k)	6,398,282

	Total Money Market Funds	6,995,398

Par Value† / Shares	Description	Value ($)

	Repurchase Agreements — 3.5%

87,084,270	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 05/31/24, maturing on 06/03/24 with a maturity value of $87,122,732 and an effective yield of 5.30%, collateralized by a U.S. Treasury Note with maturity date 09/30/28 and a market value of $88,437,726.	87,084,270

	TOTAL SHORT-TERM INVESTMENTS (COST $94,079,668)	94,079,668

	TOTAL INVESTMENTS — 119.4% (Cost $3,144,814,333)	2,972,875,389

	SECURITIES SOLD SHORT — (22.0)%

	Common Stocks — (21.9)%

	Australia — (0.8)%

(58,489)	ASX Ltd.	(2,435,639)

(41,386)	CAR Group Ltd.	(966,386)

(12,848)	Cochlear Ltd.	(2,768,642)

(117,411)	IDP Education Ltd.	(1,256,314)

(511,054)	Lottery Corp. Ltd.	(1,664,218)

(3,209)	Mineral Resources Ltd.	(154,188)

(61,429)	Ramsay Health Care Ltd.	(1,933,215)

(45,363)	WiseTech Global Ltd.	(2,948,339)

(51,779)	Xero Ltd. *	(4,701,235)

	Total Australia	(18,828,176)

	Austria — (0.1)%

(24,553)	Verbund AG	(2,015,971)

	Belgium — (0.2)%

(64,049)	Anheuser-Busch InBev SA	(4,040,951)

(78)	Lotus Bakeries NV	(827,652)

	Total Belgium	(4,868,603)

	Canada — (1.4)%

(14,348)	Agnico Eagle Mines Ltd.	(978,677)

(189,500)	AltaGas Ltd.	(4,275,377)

(59,524)	Brookfield Renewable Corp. – Class A	(1,877,387)

(89,134)	Cameco Corp.	(4,947,828)

(127,286)	Enbridge, Inc.	(4,656,122)

(34,718)	Franco-Nevada Corp.	(4,298,088)

(119,278)	GFL Environmental, Inc.	(3,753,679)

(72,006)	Pan American Silver Corp.	(1,584,132)

(125,565)	Pembina Pipeline Corp.	(4,662,228)

(54,627)	Restaurant Brands International, Inc.	(3,746,320)

	Total Canada	(34,779,838)

	Denmark — (0.1)%

(26,712)	Coloplast AS – Class B	(3,212,842)

(4,760)	Novo Nordisk AS – Class B	(644,923)

	Total Denmark	(3,857,765)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Finland — (0.0)%

(13,862)	Elisa OYJ	(645,908)

	France — (0.6)%

(81,582)	Accor SA *	(3,559,137)

(19,797)	Aeroports de Paris SA	(2,836,821)

(234,159)	Getlink SE	(4,126,475)

(1,886)	Hermes International SCA	(4,476,646)

(1,760)	Sartorius Stedim Biotech	(350,601)

	Total France	(15,349,680)

	Germany — (0.9)%

(19,133)	adidas AG	(4,845,821)

(8,684)	Covestro AG *	(467,886)

(128,172)	Delivery Hero SE *	(3,926,152)

(18,365)	MTU Aero Engines AG	(4,587,540)

(2,673)	Rational AG	(2,281,048)

(45,620)	Siemens Energy AG *	(1,242,289)

(33,405)	Symrise AG	(3,990,246)

(18,399)	Talanx AG	(1,467,625)

(9,181)	Vonovia SE	(288,610)

(22,815)	Zalando SE *	(605,950)

	Total Germany	(23,703,167)

	Ireland — (0.1)%

(65,707)	Smurfit Kappa Group PLC	(3,204,726)

	Israel — (0.2)%

(17,349)	CyberArk Software Ltd. *	(3,977,258)

(3,054)	Monday.com Ltd. *	(689,929)

	Total Israel	(4,667,187)

	Italy — (0.6)%

(102,675)	Amplifon SpA	(3,795,183)

(11,125)	Ferrari NV	(4,584,412)

(273,842)	FinecoBank Banca Fineco SpA	(4,441,318)

(280,042)	Infrastrutture Wireless Italiane SpA	(3,070,357)

	Total Italy	(15,891,270)

	Japan — (1.7)%

(191,700)	Aeon Co. Ltd.	(4,134,799)

(57,900)	Asahi Intecc Co. Ltd.	(836,696)

(11,300)	Disco Corp.	(4,444,955)

(141,000)	Japan Exchange Group, Inc.	(3,314,200)

(28,500)	Keisei Electric Railway Co. Ltd.	(1,023,621)

(70,600)	Kintetsu Group Holdings Co. Ltd.	(1,500,970)

(57,900)	Kobe Bussan Co. Ltd.	(1,280,669)

(17,000)	Lasertec Corp.	(4,370,971)

(176,900)	MonotaRO Co. Ltd.	(1,868,671)

(136,800)	Oriental Land Co. Ltd.	(3,824,470)

(733,900)	Rakuten Group, Inc. *	(3,817,103)

(19,900)	Resona Holdings, Inc.	(138,134)

Shares	Description	Value ($)

	Japan — continued

(21,400)	Sharp Corp. *	(132,231)

(57,600)	Shiseido Co. Ltd.	(1,828,062)

(359,500)	SoftBank Corp.	(4,310,481)

(27,000)	SoftBank Group Corp.	(1,562,422)

(46,000)	Tobu Railway Co. Ltd.	(812,976)

(169,600)	Tokyu Corp.	(1,978,712)

(20,800)	West Japan Railway Co.	(414,972)

(18,500)	Zensho Holdings Co. Ltd.	(728,421)

	Total Japan	(42,323,536)

	Netherlands — (0.5)%

(2,849)	Adyen NV *	(3,694,535)

(24,555)	BE Semiconductor Industries NV	(3,652,994)

(66,186)	OCI NV	(1,815,219)

(144,122)	Universal Music Group NV	(4,491,368)

	Total Netherlands	(13,654,116)

	Peru — (0.2)%

(36,646)	Southern Copper Corp.	(4,347,315)

	Singapore — (0.3)%

(1,115,905)	Grab Holdings Ltd. – Class A *	(4,095,372)

(2,444,875)	Seatrium Ltd. *	(3,191,309)

	Total Singapore	(7,286,681)

	Spain — (0.4)%

(125,451)	Cellnex Telecom SA *	(4,582,729)

(116,259)	Ferrovial SE	(4,594,638)

	Total Spain	(9,177,367)

	Sweden — (0.3)%

(121,235)	Beijer Ref AB	(1,984,589)

(125,237)	EQT AB	(3,836,226)

(188)	Evolution AB	(20,280)

(70,555)	H & M Hennes & Mauritz AB – Class B	(1,247,568)

	Total Sweden	(7,088,663)

	Switzerland — (0.2)%

(18,404)	Avolta AG	(747,276)

(2,599)	Bachem Holding AG	(234,967)

(1,350)	Partners Group Holding AG	(1,816,866)

(30,320)	SIG Group AG	(631,493)

(1,422)	VAT Group AG	(779,806)

	Total Switzerland	(4,210,408)

	United Kingdom — (1.5)%

(27,204)	Admiral Group PLC	(943,837)

(370,886)	Auto Trader Group PLC	(3,901,526)

(19,182)	Flutter Entertainment PLC *	(3,691,274)

(138,560)	Hargreaves Lansdown PLC	(1,881,023)

(432,030)	Informa PLC	(4,702,224)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

(39,400)	InterContinental Hotels Group PLC	(4,001,020)

(40,267)	London Stock Exchange Group PLC	(4,719,957)

(435,424)	M&G PLC	(1,113,263)

(292,767)	Phoenix Group Holdings PLC	(1,862,932)

(766,524)	Rolls-Royce Holdings PLC *	(4,477,167)

(59,453)	Severn Trent PLC	(1,816,691)

(7,678)	Spirax-Sarco Engineering PLC	(877,976)

(267,411)	Wise PLC – Class A *	(2,809,968)

	Total United Kingdom	(36,798,858)

	United States — (11.8)%

(14,408)	AbbVie, Inc.	(2,323,146)

(231,096)	AES Corp.	(4,989,363)

(34,498)	Alcoa Corp.	(1,527,226)

(29,805)	Alnylam Pharmaceuticals, Inc. *	(4,423,956)

(16,570)	Amedisys, Inc. *	(1,510,355)

(10,975)	American Tower Corp. – (REIT)	(2,148,246)

(14,276)	Amgen, Inc.	(4,366,315)

(7,049)	Analog Devices, Inc.	(1,652,920)

(18,457)	Arthur J Gallagher & Co.	(4,675,712)

(13,847)	Axon Enterprise, Inc. *	(3,900,284)

(14,512)	Bill Holdings, Inc. *	(755,350)

(23,282)	Boeing Co. *	(4,135,116)

(3,579)	Broadcom, Inc.	(4,754,880)

(19,022)	Burlington Stores, Inc. *	(4,566,231)

(97,831)	Caesars Entertainment, Inc. *	(3,478,870)

(45,339)	Celsius Holdings, Inc. *	(3,626,213)

(21,196)	Charter Communications, Inc. – Class A *	(6,085,796)

(37,769)	Chesapeake Energy Corp.	(3,434,335)

(64,704)	Chevron Corp.	(10,499,024)

(1,494)	Chipotle Mexican Grill, Inc. *	(4,675,503)

(48,934)	Cloudflare, Inc. – Class A *	(3,312,342)

(8,899)	Coinbase Global, Inc. – Class A *	(2,010,462)

(272,823)	Crescent Energy Co.	(3,437,570)

(62,120)	Dayforce, Inc. *	(3,072,455)

(35,580)	Dexcom, Inc. *	(4,225,837)

(8,155)	Dominion Energy, Inc.	(439,718)

(101,450)	DraftKings, Inc. – Class A *	(3,563,938)

(128,213)	EQT Corp.	(5,268,272)

(13,621)	Equity LifeStyle Properties, Inc. – (REIT)	(854,990)

(5,928)	Erie Indemnity Co. – Class A	(2,148,485)

(62,508)	Exact Sciences Corp. *	(2,840,989)

(3,727)	Fair Isaac Corp. *	(4,807,569)

(5,906)	Fastenal Co.	(389,678)

(66,634)	Fidelity National Information Services, Inc.	(5,056,188)

(408)	Fortinet, Inc. *	(24,203)

(8,106)	Gartner, Inc. *	(3,401,845)

(7,312)	HubSpot, Inc. *	(4,467,998)

(13,120)	Hyatt Hotels Corp. – Class A	(1,934,806)

(22,942)	Insulet Corp. *	(4,065,093)

(151,717)	International Paper Co.	(6,840,920)

(15,361)	IQVIA Holdings, Inc. *	(3,365,441)

Shares	Description	Value ($)

	United States — continued

(29,287)	Iron Mountain, Inc. – (REIT)	(2,363,168)

(52,130)	Juniper Networks, Inc.	(1,859,477)

(57,172)	Kroger Co.	(2,994,098)

(1,759)	Lamb Weston Holdings, Inc.	(155,302)

(38,747)	Lattice Semiconductor Corp. *	(2,876,577)

(180,777)	Liberty Global Ltd. – Class C *	(3,085,863)

(99,111)	Liberty Media Corp.-Liberty Formula One – Class C *	(7,348,090)

(10,708)	Linde PLC	(4,663,548)

(42,074)	Live Nation Entertainment, Inc. *	(3,944,017)

(8,462)	Manhattan Associates, Inc. *	(1,857,747)

(5,840)	MarketAxess Holdings, Inc.	(1,161,751)

(2,634)	Marvell Technology, Inc.	(181,246)

(10,526)	Mastercard, Inc. – Class A	(4,705,859)

(7,489)	McKesson Corp.	(4,265,659)

(2,914)	MercadoLibre, Inc. *	(5,028,340)

(11,537)	MongoDB, Inc. *	(2,723,424)

(8,488)	Moody’s Corp.	(3,369,651)

(398)	Motorola Solutions, Inc.	(145,234)

(8,351)	MSCI, Inc.	(4,135,248)

(110,943)	Newmont Corp.	(4,652,949)

(36,487)	NiSource, Inc.	(1,060,312)

(42,438)	Okta, Inc. *	(3,763,402)

(60,475)	ONEOK, Inc.	(4,898,475)

(188,118)	Palantir Technologies, Inc. – Class A *	(4,078,398)

(3,581)	Palo Alto Networks, Inc. *	(1,056,073)

(27,941)	Paychex, Inc.	(3,357,391)

(11,105)	PTC, Inc. *	(1,957,145)

(22,256)	Repligen Corp. *	(3,318,147)

(130,136)	Rivian Automotive, Inc. – Class A *	(1,421,085)

(110,952)	ROBLOX Corp. – Class A *	(3,730,206)

(54,922)	Roku, Inc. *	(3,152,523)

(92,007)	Rollins, Inc.	(4,203,800)

(57,517)	Samsara, Inc. – Class A *	(1,951,552)

(85,959)	Schlumberger NV	(3,944,659)

(5,587)	Seagate Technology Holdings PLC	(520,932)

(4,685)	Simon Property Group, Inc. – (REIT)	(708,887)

(26,728)	Snowflake, Inc. – Class A *	(3,639,819)

(178)	Super Micro Computer, Inc. *	(139,643)

(6,647)	Synopsys, Inc. *	(3,727,638)

(24,040)	Tesla, Inc. *	(4,281,043)

(786)	Texas Pacific Land Corp.	(482,848)

(178,429)	Toast, Inc. – Class A *	(4,323,335)

(10,322)	Trade Desk, Inc. – Class A *	(957,675)

(3,672)	TransDigm Group, Inc.	(4,932,341)

(30,007)	Uber Technologies, Inc. *	(1,937,252)

(48,958)	Unity Software, Inc. *	(894,463)

(15,525)	Vail Resorts, Inc.	(2,929,878)

(12,758)	Vistra Corp.	(1,264,063)

(9,383)	Watsco, Inc.	(4,455,987)

(121,169)	Williams Cos., Inc.	(5,029,725)

(64,968)	WillScot Mobile Mini Holdings Corp. *	(2,561,688)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(22,929)	Zscaler, Inc. *	(3,897,013)

	Total United States	(293,152,286)

	TOTAL COMMON STOCKS (PROCEEDS $458,355,042)	(545,851,521)

	PREFERRED STOCKS (g) — (0.1)%

	Germany — (0.1)%

(11,558)	Sartorius AG	(3,063,651)

	TOTAL PREFERRED STOCKS (PROCEEDS $3,975,536)	(3,063,651)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $462,330,578)	(548,915,172)

	Other Assets and Liabilities (net) — 2.6%	66,239,875

	TOTAL NET ASSETS — 100.0%	$2,490,200,092

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2024

Alrosa PJSC	12/06/17	$15,372,968	0.0%	$84,492

Magnitogorsk Iron & Steel Works PJSC	10/11/17	4,815,566	0.0%	35,055

Mechel PJSC	11/12/21	133,558	0.0%	1,711

PhosAgro PJSC GDR	10/15/21	2,792	0.0%	26

Polyus PJSC	06/27/20	5,699,094	0.0%	34,507

Polyus PJSC GDR (Registered)	07/27/20	0	0.0%	1

Sberbank of Russia PJSC	07/10/19	29,636,901	0.0%	279,020

Sberbank of Russia PJSC	01/10/22	183,324	0.0%	1,711

Severstal PAO	02/02/21	126,125	0.0%	1,454

Severstal PAO GDR (Registered)	10/23/17	5,003,828	0.0%	51,445

VTB Bank PJSC	01/09/20	587,690	0.0%	1,647

				$491,069

A summary of outstanding financial instruments at May 31, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/29/2024	UBSA	AUD	1,167,447	USD	780,360	2,374
06/04/2024	BCLY	BRL	20,502,457	USD	3,945,056	40,496
06/04/2024	CITI	BRL	6,726,756	USD	1,322,111	41,044
06/04/2024	MSCI	BRL	23,204,074	USD	4,484,502	65,436
08/13/2024	CITI	JPY	674,726,080	USD	4,398,506	62,618
07/29/2024	DB	JPY	4,170,669,059	USD	26,854,388	112,912
07/29/2024	SSB	JPY	4,170,669,058	USD	26,851,501	110,024

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/04/2024	BCLY	MXN	132,848,557	USD	7,838,737	8,686
06/04/2024	JPM	MXN	35,323,393	USD	2,126,730	44,781
06/04/2024	MSCI	MXN	132,848,556	USD	7,833,052	3,001
06/26/2024	SSB	NOK	53,253,384	USD	5,087,362	11,063
06/25/2024	MSCI	PEN	2,480,000	USD	669,326	3,799
06/27/2024	MSCI	USD	894,753	AUD	1,376,029	21,400
07/10/2024	BCLY	USD	26,286,589	CAD	36,071,813	199,033

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/31/2024	JPM	USD	6,045,312	EUR	5,557,687	575
07/29/2024	BCLY	USD	11,949,665	GBP	9,388,603	17,032
06/26/2024	BCLY	USD	62,696,918	NOK	683,690,862	2,474,884
06/28/2024	BOA	USD	263,075	ZAR	5,000,000	2,572
06/28/2024	MSCI	USD	62,906	ZAR	1,200,000	849
06/27/2024	MSCI	AUD	8,904,591	USD	5,831,905	(96,728)
07/29/2024	MSCI	AUD	33,529,644	USD	22,257,481	(86,659)
07/31/2024	SSB	CHF	20,724,464	USD	22,878,346	(238,281)
07/31/2024	UBSA	CHF	20,724,464	USD	22,880,746	(235,882)
06/26/2024	BCLY	NOK	63,329,255	USD	5,958,810	(77,955)
07/31/2024	SSB	NZD	12,446,744	USD	7,643,004	(7,950)
07/15/2024	BCLY	SEK	8,750,159	USD	812,442	(20,703)
07/15/2024	DB	SEK	12,467,279	USD	1,152,041	(35,030)
06/04/2024	BCLY	USD	4,356,885	BRL	21,853,265	(195,072)
08/02/2024	BCLY	USD	3,920,839	BRL	20,502,457	(38,087)
06/04/2024	MSCI	USD	5,697,772	BRL	28,580,022	(254,891)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/02/2024	MSCI	USD	3,922,489	BRL	20,502,457	(39,737)
07/31/2024	MSCI	USD	13,481,455	EUR	12,387,115	(6,228)
07/29/2024	DB	USD	1,593,857	GBP	1,247,287	(4,066)
07/29/2024	BCLY	USD	1,460,360	JPY	227,419,999	(2,190)
07/29/2024	JPM	USD	1,326,150	JPY	206,088,852	(4,751)
06/04/2024	BCLY	USD	8,935,541	MXN	150,510,253	(64,516)
08/02/2024	BCLY	USD	7,766,333	MXN	132,848,557	(8,382)
06/04/2024	MSCI	USD	8,923,302	MXN	150,510,253	(52,277)
08/02/2024	MSCI	USD	7,760,843	MXN	132,848,556	(2,892)
06/25/2024	BCLY	USD	173,416	PEN	640,000	(1,667)
06/25/2024	CITI	USD	322,745	PEN	1,200,000	(716)
06/25/2024	JPM	USD	172,381	PEN	640,000	(632)
07/31/2024	SSB	USD	887,449	ZAR	16,305,633	(23,509)
06/28/2024	SSB	ZAR	6,200,000	USD	329,041	(360)

						$1,723,418

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
13	Australia Government Bond 10 Yr.	June 2024	974,455	(33,137)
148	CAC40 10 Euro	June 2024	12,920,377	(231,784)
105	CBOE Volatility Index(i)	June 2024	1,447,908	(11,075)
235	Cotton(i)	July 2024	8,947,625	(530,527)
4	DAX Index	June 2024	2,025,458	(23,800)
29	E-mini Russell 2000 Index	June 2024	3,009,910	8,211
80	FTSE MIB Index	June 2024	15,104,748	442,205
641	Iron Ore(i)	July 2024	7,402,268	(336,948)
26	Live Cattle Futures(i)	August 2024	1,855,880	(24,501)
64	Natural Gas(i)	June 2024	1,655,680	47,264
99	NY Harbor ULSD Futures(i)	June 2024	9,913,504	(339,845)
60	NYMEX Platinum Futures(i)	July 2024	3,126,000	309,202
51	RBOB Gasoline(i)	June 2024	5,178,071	(170,580)
255	S&P 500 E-Mini	June 2024	67,517,625	910,361
544	Soybean(i)	July 2024	32,776,000	443,683
184	Soybean Meal(i)	July 2024	6,710,480	462,702
117	Soybean Oil(i)	July 2024	3,195,504	(17,921)
488	Sugar(i)	June 2024	10,002,048	(1,125,668)
23	Swiss Market New Index Futures	June 2024	3,076,584	22,039
29	TOPIX Index	June 2024	5,124,903	52,479
329	U.S. Treasury Note 10 Yr. (CBT)	September 2024	35,794,172	60,483
541	U.S. Treasury Note 5 Yr. (CBT)	September 2024	57,236,109	(143,946)
118	UK Gilt Long Bond	September 2024	14,482,826	(112,097)

			$309,478,135	$(343,200)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
42	Canadian Government Bond 10 Yr.	September 2024	3,663,348	9,010
96	Cocoa(i)	July 2024	8,957,760	8,553
34	Cocoa(i)	September 2024	2,919,240	(253,166)
110	Coffee(i)	July 2024	9,171,937	(497,602)
206	Copper(i)	July 2024	23,700,300	(1,307,879)
1,157	Corn(i)	July 2024	25,815,562	642,851
32	Euro Bund	June 2024	4,490,889	88,356
23	Euro Bund	September 2024	3,243,799	(1,708)
5	FTSE 100 Index	June 2024	531,080	1,388
269	FTSE Taiwan Index	June 2024	19,440,268	492,738
25	Gold(i)	August 2024	5,864,500	106,587
135	Hang Seng Index	June 2024	15,602,351	524,877
654	IFSC NIFTY 50 Index	June 2024	29,675,904	518,662
175	KOSPI 200 Index	June 2024	11,415,191	19,137
117	Lean Hogs(i)	July 2024	4,545,450	227,033
121	MSCI Singapore	June 2024	2,771,887	21,451
15	OMX Stockholm 30 Index	June 2024	374,326	1,701
55	S&P/TSX 60	June 2024	10,769,581	(56,906)
118	Silver(i)	July 2024	17,959,600	(1,421,631)
116	WCE Canola Futures(i)	July 2024	1,125,148	(31,012)
559	Wheat(i)	July 2024	18,964,075	(2,960,202)
87	WTI Crude(i)	June 2024	6,698,130	146,100

			$227,700,326	$(3,721,662)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S42	USD 25,730,000	5.00%	3.36%	N/A	06/20/2029	Quarterly	$(1,702,734)	$(1,737,290)	$(34,556)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate plus 0.07%	Total Return on MSCI World Daily Total Return Net Growth Index	UBSA	USD	7,121,211	08/09/2024	Monthly	—	121,124	121,124
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.11%	UBSA	USD	5,951,267	08/09/2024	Monthly	—	(61,503)	(61,503)
1 Month Federal Funds Rate plus 0.06%	Total Return on MSCI World Daily Total Return Net Growth Index	JPM	USD	2,766,977	12/16/2024	Monthly	—	(9,175)	(9,175)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.17%	JPM	USD	4,241,249	12/16/2024	Monthly	—	60,846	60,846
1 Month Federal Funds Rate plus 0.31%	Total Return on MSCI World Daily Total Return Net Growth Index	GS	USD	6,897,481	04/30/2025	Monthly	—	59,136	59,136
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.24%	GS	USD	4,173,073	04/30/2025	Monthly	—	(22,350)	(22,350)
1 Month Federal Funds Rate plus 0.17%	Total Return on MSCI World Daily Total Return Net Growth Index	UBSA	USD	6,468,586	05/22/2025	Monthly	—	15,602	15,602
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.24%	UBSA	USD	9,267,923	05/22/2025	Monthly	—	62,176	62,176
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	GS	USD	15,921,730	06/24/2024	Monthly	—	490,897	490,897
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	27,515,732	06/18/2024	Monthly	—	2,914,423	2,914,423

							$—	$3,631,176	$3,631,176

As of May 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	Investment valued using significant unobservable inputs.

(d)	Securities are traded on separate exchanges for the same entity.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	The security is restricted as to resale.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	Security is in default.

(i)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(j)	All or a portion of this security is purchased with collateral from securities loaned.

(k)	The rate disclosed is the 7 day net yield as of May 31, 2024.

(l)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(m)	The following table represents the individual long and/or short positions within the custom equity basket swap as of May 31, 2024.

Shares	Description	% of Equity Basket	Value ($)

(1,284,000)	Air China Ltd. – Class H	2.8%	(684,097)

(1,234,900)	Airports Of Thailand PC NVDR	8.9%	(2,185,996)

(244,000)	Alibaba Health Information Technology Ltd.	0.4%	(102,847)

(1,730,000)	Genscript Biotech Corp.	9.0%	(2,224,250)

(2,734,500)	Gulf Energy Development PCL NVDR	12.3%	(3,017,458)

(67,000)	Haidilao International Holding Ltd.	0.6%	(149,518)

(4,375)	Hanmi Pharm Co. Ltd.	3.6%	(897,276)

(291,000)	Hapvida Participacoes e Investimentos SA	0.9%	(221,122)

(179,000)	Innovent Biologics, Inc.	3.3%	(810,132)

(5,890)	Kakao Corp.	0.8%	(185,587)

(2,044,000)	Kingdee International Software Group Co. Ltd.	8.6%	(2,104,635)

(86,432)	Korea Aerospace Industries Ltd.	13.2%	(3,242,284)

403,642	Nokia OYJ	(6.4%)	1,578,804

(434,000)	Nongfu Spring Co. Ltd. – Class H	9.4%	(2,310,866)

(90,300)	Rede D’Or Sao Luiz SA	1.9%	(472,231)

(7,167)	Samsung Biologics Co. Ltd.	15.4%	(3,780,919)

(538,084)	Samsung Heavy Industries Co. Ltd.	14.6%	(3,586,183)

Shares	Description	% of Equity Basket	Value ($)

(365,250)	Shandong Gold Mining Co. Ltd. – Class H	3.2%	(785,641)

73,303	Stora Enso OYJ – R Shares	(4.4%)	1,073,841

(9,585)	Yuhan Corp.	1.9%	(478,855)

	TOTAL COMMON STOCKS		$(24,587,252)

The rates shown on variable rate notes are the current interest rates at May 31, 2024, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

SEK - Swedish Krona

USD - United States Dollar

ZAR - South African Rand

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

362,243	GMO Emerging Markets ex-China Fund, Class VI	5,582,154

7,945,715	GMO International Equity Fund, Class IV	202,059,538

3,885,854	GMO International Opportunistic Value Fund, Class IV	60,463,890

974,308	GMO-Usonian Japan Value Creation Fund, Class VI	19,661,530

	TOTAL MUTUAL FUNDS (COST $256,694,969)	287,767,112

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

371,459	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (a)	371,459

	TOTAL SHORT-TERM INVESTMENTS (COST $371,459)	371,459

	TOTAL INVESTMENTS — 100.0% (Cost $257,066,428)	288,138,571

	Other Assets and Liabilities (net) — (0.0%)	(118,120)

	TOTAL NET ASSETS — 100.0%	$288,020,451

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2024.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

587,052	GMO Emerging Markets ex-China Fund, Class VI	9,046,478

3,458,193	GMO Emerging Markets Fund, Class VI	84,864,051

5,780,469	GMO International Equity Fund, Class IV	146,997,324

3,024,215	GMO International Opportunistic Value Fund, Class IV	47,056,784

1,058,857	GMO-Usonian Japan Value Creation Fund, Class VI	21,367,726

	TOTAL MUTUAL FUNDS (COST $314,578,492)	309,332,363

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

265,893	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (a)	265,893

	TOTAL SHORT-TERM INVESTMENTS (COST $265,893)	265,893

	TOTAL INVESTMENTS — 100.0% (Cost $314,844,385)	309,598,256

	Other Assets and Liabilities (net) — (0.0%)	(63,717)

	TOTAL NET ASSETS — 100.0%	$309,534,539

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2024.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 21.9%

	Australia — 0.5%

6,380	BHP Group Ltd. (a)	189,884

16,457	BlueScope Steel Ltd. (a)	232,239

22,207	Brambles Ltd. (a)	211,089

44,850	GPT Group – (REIT) (a)	125,818

83,063	Mirvac Group – (REIT) (a)	109,094

44,089	Scentre Group – (REIT) (a)	93,033

34,686	Stockland – (REIT) (a)	104,519

	Total Australia	1,065,676

	Belgium — 0.3%

5,649	Ageas SA (a)	281,816

800	Groupe Bruxelles Lambert NV (a)	61,349

2,245	UCB SA (a)	314,907

	Total Belgium	658,072

	Brazil — 0.1%

3,288	Petroleo Brasileiro SA Sponsored ADR (a)	51,128

2,430	Vale SA Sponsored ADR (a)	29,281

847	Vale SA	10,195

	Total Brazil	90,604

	Canada — 1.0%

3,100	Alimentation Couche-Tard, Inc. (a)	180,935

885	Brookfield Asset Management Ltd. – Class A (b)	34,727

4,574	Brookfield Corp. – Class A (a)	198,923

2,400	Canadian Tire Corp. Ltd. – Class A (a)	239,551

300	CGI, Inc. * (a)	29,625

1,200	iA Financial Corp., Inc. (a)	78,130

1,500	Magna International, Inc. (a)	67,860

7,100	Manulife Financial Corp. (a) (c)	184,409

6,323	Manulife Financial Corp. (a) (c)	164,145

1,777	Nutrien Ltd. (a) (c)	104,150

1,300	Nutrien Ltd. (a) (c)	76,181

1,600	Onex Corp. (a)	113,425

1,400	Power Corp. of Canada (a)	40,646

7,300	Quebecor, Inc. – Class B (a)	153,986

3,200	West Fraser Timber Co. Ltd. (a) (c)	255,986

400	West Fraser Timber Co. Ltd. (a) (c)	32,004

	Total Canada	1,954,683

	China — 0.4%

78,000	Bank of Communications Co. Ltd. – Class H	58,871

13,000	Beijing Enterprises Holdings Ltd.	45,825

387,000	China Construction Bank Corp. – Class H	274,663

152,000	China Railway Group Ltd. – Class H	81,901

286,000	China Zhongwang Holdings Ltd. (d)	—

110,000	CITIC Ltd.	111,556

26,000	COSCO Shipping Holdings Co. Ltd. – Class H	43,538

Shares	Description	Value ($)

	China — continued

60,000	Dongfeng Motor Group Co. Ltd. – Class H	19,463

9,000	Kingboard Holdings Ltd.	21,896

4,500	Orient Overseas International Ltd. (a)	76,430

9,900	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	14,698

8,000	Sinopharm Group Co. Ltd. – Class H	21,771

	Total China	770,612

	Denmark — 0.6%

66	AP Moller - Maersk AS – Class A (a)	115,815

131	AP Moller - Maersk AS – Class B (a)	238,181

10,897	Danske Bank AS (a)	334,992

788	Genmab AS * (a)	222,420

73	Pandora AS (a)	11,991

475	ROCKWOOL AS – B Shares (a)	199,852

	Total Denmark	1,123,251

	Finland — 0.3%

4,263	Neste OYJ (a)	89,499

86,641	Nokia OYJ (a)	338,887

5,030	Stora Enso OYJ – R Shares (a)	73,686

	Total Finland	502,072

	France — 0.8%

9,781	ArcelorMittal SA	258,048

318	Cie de Saint-Gobain SA (a)	28,077

174	LVMH Moet Hennessy Louis Vuitton SE (a)	139,155

5,800	Renault SA (a)	340,693

1,209	Safran SA (a)	283,154

10,582	Societe Generale SA (a)	316,961

4,169	STMicroelectronics NV—NY Shares	174,973

11,205	Vivendi SE (a)	123,389

	Total France	1,664,450

	Germany — 0.3%

1,156	Beiersdorf AG (a)	181,234

1,911	Continental AG (a)	130,243

859	Daimler Truck Holding AG (a)	36,754

2,034	Mercedes-Benz Group AG (a)	147,622

216	Siemens AG (Registered) (a)	41,632

	Total Germany	537,485

	Hong Kong — 0.0%

16,386	Galaxy Entertainment Group Ltd.	78,951

	Ireland — 0.1%

1,781	Ryanair Holdings PLC Sponsored ADR (a)	216,641

	Israel — 0.3%

2,589	Bank Leumi Le-Israel BM	21,540

1,075	Check Point Software Technologies Ltd. * (b)	161,788

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Israel — continued

17,763	Teva Pharmaceutical Industries Ltd. Sponsored ADR * (a)	300,728

5,573	Teva Pharmaceutical Industries Ltd. *	93,836

	Total Israel	577,892

	Italy — 0.3%

5,943	Leonardo SpA * (a)	152,865

12,604	Stellantis NV (a)	279,255

751,056	Telecom Italia SpA * (a)	197,982

	Total Italy	630,102

	Japan — 1.7%

8,200	Chubu Electric Power Co., Inc. (a)	113,289

26,500	Honda Motor Co. Ltd. (a)	300,078

18,800	Inpex Corp. (a)	290,079

6,800	ITOCHU Corp. (a)	321,005

2,300	Kansai Electric Power Co., Inc. (a)	41,624

4,500	Kawasaki Kisen Kaisha Ltd. (a)	66,880

7,600	Mitsui OSK Lines Ltd. (a)	250,514

8,100	Nippon Yusen KK (a)	256,812

20,900	Panasonic Holdings Corp. (a)	184,606

6,600	Renesas Electronics Corp. (a)	121,616

11,100	Sekisui House Ltd. (a)	249,945

2,800	Shionogi & Co. Ltd. (a)	126,149

7,900	Subaru Corp. (a)	176,602

11,300	Sumitomo Corp. (a)	294,054

2,700	TDK Corp. (a)	135,609

48,400	Tokyo Electric Power Co. Holdings, Inc. * (a)	290,568

800	Toyota Tsusho Corp. (a)	48,855

17,400	Yamaha Motor Co. Ltd. (a)	170,376

	Total Japan	3,438,661

	Mexico — 0.2%

20,301	Fomento Economico Mexicano SAB de CV	232,571

38,446	Grupo Mexico SAB de CV – Series B	237,204

	Total Mexico	469,775

	Netherlands — 0.7%

5,172	Aegon Ltd. (a)	33,547

2,845	EXOR NV (a)	319,495

243	IMCD NV (a)	37,083

19,383	ING Groep NV (a)	346,284

9,307	Koninklijke Ahold Delhaize NV (a)	288,638

11,918	Koninklijke Philips NV * (a)	325,538

1,914	NN Group NV (a)	89,306

	Total Netherlands	1,439,891

	New Zealand — 0.0%

12,318	Meridian Energy Ltd. (a)	51,250

	Norway — 0.1%

9,557	Equinor ASA (a)	277,418

Shares	Description	Value ($)

	Poland — 0.1%

15,981	ORLEN SA	258,868

	Russia — 0.0%

2,505	LUKOIL PJSC (d)	2,036

5,410	Novatek PJSC (d)	647

	Total Russia	2,683

	South Africa — 0.1%

7,025	Bidvest Group Ltd.	91,847

	South Korea — 0.6%

900	Hyundai Engineering & Construction Co. Ltd.	21,596

322	Hyundai Mobis Co. Ltd.	50,205

911	Hyundai Motor Co.	167,172

3,438	Kia Corp.	293,455

1,657	KT Corp. Sponsored ADR (a)	22,403

1,631	LG Corp.	95,967

3,612	LG Electronics, Inc.	274,742

160	NAVER Corp.	19,808

76	POSCO Holdings, Inc.	20,381

2,400	POSCO Holdings, Inc. Sponsored ADR (a)	161,784

698	Shinhan Financial Group Co. Ltd.	23,946

	Total South Korea	1,151,459

	Spain — 0.6%

2,968	Amadeus IT Group SA (a)	211,863

30,299	Banco Bilbao Vizcaya Argentaria SA (a)	328,785

69,531	Banco Santander SA (a)	366,689

5,268	Industria de Diseno Textil SA (a)	250,502

	Total Spain	1,157,839

	Sweden — 0.3%

29,827	Fastighets AB Balder – B Shares * (a)	201,951

12,467	Investor AB – B Shares (a)	338,297

5,437	Skanska AB – B Shares (a)	96,033

6,618	Volvo Car AB – Class B * (a)	22,288

	Total Sweden	658,569

	Switzerland — 0.3%

6,504	Adecco Group AG (Registered) (a)	246,832

53	Roche Holding AG (a)	14,833

1,146	Roche Holding AG – Genusschein (a)	292,593

	Total Switzerland	554,258

	Thailand — 0.2%

55,000	Kasikornbank PCL NVDR	196,150

379,800	Krung Thai Bank PCL NVDR	177,784

4,800	PTT Exploration & Production PCL NVDR	20,184

6,600	SCB X PCL NVDR	19,057

13,100	Thai Oil PCL NVDR	18,495

	Total Thailand	431,670

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Turkey — 0.2%

15,648	Akbank TAS	32,076

13,775	KOC Holding AS	101,793

3,234	Turk Hava Yollari AO *	30,413

219,644	Yapi ve Kredi Bankasi AS	220,415

	Total Turkey	384,697

	United Kingdom — 1.3%

8,754	3i Group PLC (a)	322,558

5,374	Berkeley Group Holdings PLC (a)	362,640

190,514	BT Group PLC (a)	318,965

3,858	Coca-Cola HBC AG (a)	130,923

8,624	Compass Group PLC (a)	242,129

602	GSK PLC Sponsored ADR (b)	26,952

3,927	Howden Joinery Group PLC (a)	45,800

63,471	Kingfisher PLC (a)	214,875

5,803	Persimmon PLC (a)	108,413

5,439	Shell PLC (a)	196,319

450	Shell PLC ADR (a)	32,751

72,474	Taylor Wimpey PLC (a)	137,209

2,949	Unilever PLC Sponsored ADR (a)	161,458

30,786	Vodafone Group PLC Sponsored ADR (a)	296,161

	Total United Kingdom	2,597,153

	United States — 10.5%

3,136	3M Co. (b)	314,039

2,132	Akamai Technologies, Inc. * (b)	196,656

7,426	Ally Financial, Inc. (a)	289,391

1,704	Alphabet, Inc. – Class A * (a)	293,940

756	Alphabet, Inc. – Class C * (a)	131,514

1,274	Amazon.com, Inc. * (a)	224,785

1,175	American Express Co. (a)	282,000

953	Arch Capital Group Ltd. * (b)	97,806

959	Archer-Daniels-Midland Co. (b)	59,880

333	Aspen Technology, Inc. * (b)	70,146

934	Bank of America Corp. (a)	37,351

628	Best Buy Co., Inc. (b)	53,267

816	Bio-Rad Laboratories, Inc. – Class A * (b)	234,078

70	Booking Holdings, Inc. (a)	264,345

11,256	BorgWarner, Inc. (a)	401,389

1,633	Builders FirstSource, Inc. * (b)	262,570

2,275	Capital One Financial Corp. (a)	313,108

1,768	CarMax, Inc. * (b)	124,220

964	CBRE Group, Inc. – Class A * (a)	84,899

3,538	Centene Corp. * (b)	253,285

906	Chevron Corp. (a)	147,044

5,702	Cisco Systems, Inc. (a) (b)	265,143

5,210	Citigroup, Inc. (a)	324,635

14,548	Cleveland-Cliffs, Inc. * (a)	251,389

4,300	Cognizant Technology Solutions Corp. – Class A (a)	284,445

7,000	Comcast Corp. – Class A (a)	280,210

702	Corebridge Financial, Inc. (b)	20,477

131	Cummins, Inc. (b)	36,907

Shares	Description	Value ($)

	United States — continued

4,872	CVS Health Corp. (a)	290,371

3,297	Darling Ingredients, Inc. * (b)	133,199

2,521	Discover Financial Services (a)	309,226

1,234	DR Horton, Inc. (b)	182,385

2,802	Dropbox, Inc. – Class A * (b)	63,129

5,900	eBay, Inc. (a)	319,898

259	Enphase Energy, Inc. * (b)	33,126

1,645	EOG Resources, Inc. (b)	204,885

86	EPAM Systems, Inc. * (a)	15,302

3,449	Etsy, Inc. * (b)	218,908

86	Everest Group Ltd. (a)	33,620

2,149	Expedia Group, Inc. * (a)	242,536

716	F5, Inc. * (b)	120,983

4,540	Fidelity National Financial, Inc. (b)	228,634

24,100	Ford Motor Co. (a)	292,333

2,645	Fox Corp. – Class A (b)	91,067

7,200	Fox Corp. – Class B (a)	229,968

9,812	Franklin Resources, Inc. (b)	231,563

3,219	GE HealthCare Technologies, Inc. (a)	251,082

610	General Electric Co. (a)	100,735

7,263	General Motors Co. (a)	326,762

1,889	Green Plains, Inc. * (b)	32,434

15,218	Hewlett Packard Enterprise Co. (b)	268,598

870	Hilton Worldwide Holdings, Inc. (a)	174,522

10,191	HP, Inc. (a)	371,972

4,644	Incyte Corp. * (b)	268,377

8,806	Intel Corp. (a)	271,665

1,895	Intercontinental Exchange, Inc. (b)	253,741

1,751	International Business Machines Corp. (a)	292,154

2,045	Jazz Pharmaceuticals PLC * (b)	215,236

346	Keysight Technologies, Inc. * (b)	47,914

16,718	Kinder Morgan, Inc. (a)	325,834

7,657	Kraft Heinz Co. (b)	270,828

1,411	Kroger Co. (a)	73,894

218	Lam Research Corp. (b)	203,272

3,774	Las Vegas Sands Corp. (b)	169,943

214	Lear Corp. (a)	26,825

1,247	Lennar Corp. – Class A (b)	199,956

124	Markel Group, Inc. * (a)	203,557

8,404	Match Group, Inc. * (b)	257,415

1,946	Merck & Co., Inc. (a)	244,301

1,018	Meta Platforms, Inc. – Class A (a)	475,233

2,107	Micron Technology, Inc. (b)	263,375

2,165	Moderna, Inc. * (b)	308,621

3,051	Mosaic Co. (a)	94,367

1,800	Nucor Corp. (a)	303,930

3,389	ON Semiconductor Corp. * (b)	247,533

1,322	Otis Worldwide Corp. (b)	131,142

4,852	Ovintiv, Inc. (a)	250,703

2,992	PACCAR, Inc. (b)	321,640

23,008	Paramount Global – Class B (b)	274,025

4,799	PayPal Holdings, Inc. * (a)	302,289

10,984	Pfizer, Inc. (a)	314,801

1,712	PulteGroup, Inc. (a)	200,852

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares/ Par Value†	Description	Value ($)

	United States — continued

886	QUALCOMM, Inc. (a)	180,788

353	Regeneron Pharmaceuticals, Inc. * (a)	345,997

2,776	Skyworks Solutions, Inc. (b)	257,224

1,013	SolarEdge Technologies, Inc. * (b)	49,627

784	Solventum Corp. * (b)	46,523

369	SS&C Technologies Holdings, Inc. (a)	22,896

2,245	Steel Dynamics, Inc. (b)	300,538

6,634	Synchrony Financial (a)	290,569

875	TE Connectivity Ltd. (a)	130,988

902	Texas Instruments, Inc. (b)	175,899

830	Textron, Inc. (a)	72,716

4,211	Tyson Foods, Inc. – Class A (a) (b)	241,080

3,495	U.S. Bancorp (b)	141,722

129	United Therapeutics Corp. * (b)	35,492

334	Valero Energy Corp. (a)	52,485

8,234	Verizon Communications, Inc. (a)	338,829

24,200	Viatris, Inc. (b)	256,520

13,730	Walgreens Boots Alliance, Inc. (b)	222,701

4,269	Wells Fargo & Co. (b)	255,799

266	Westlake Corp. (b)	42,709

4,000	Zoom Video Communications, Inc. – Class A * (a) (b)	245,360

	Total United States	20,886,042

	TOTAL COMMON STOCKS (COST $38,778,264)	43,722,571

	PREFERRED STOCKS (e) — 0.4%

	Brazil — 0.1%

19,936	Bradespar SA	72,897

1,278	Petroleo Brasileiro SA ADR (a)	18,927

	Total Brazil	91,824

	Germany — 0.3%

1,287	Bayerische Motoren Werke AG (a)	124,421

4,846	Porsche Automobil Holding SE (a)	267,395

2,178	Volkswagen AG (a)	273,690

	Total Germany	665,506

	TOTAL PREFERRED STOCKS (COST $715,139)	757,330

	DEBT OBLIGATIONS — 0.7%

	United States — 0.7%

	U.S. Government — 0.7%

1,350,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.20%, 5.53%, due 01/31/25 (a)	1,351,472

	TOTAL DEBT OBLIGATIONS (COST $1,350,342)	1,351,472

Shares	Description	Value ($)

	MUTUAL FUNDS — 81.0%

	United States — 81.0%

	Affiliated Issuers — 81.0%

666,357	GMO Asset Allocation Bond Fund, Class VI	12,407,576

110,054	GMO Climate Change Fund, Class III	2,610,489

379,045	GMO Emerging Country Debt Fund, Class VI	7,440,646

296,216	GMO Emerging Markets ex-China Fund, Class VI	4,564,681

466,049	GMO Emerging Markets Fund, Class VI	11,436,854

1,404,613	GMO International Equity Fund, Class IV	35,719,314

1,067,569	GMO International Opportunistic Value Fund, Class IV	16,611,367

727,587	GMO-Usonian Japan Value Creation Fund, Class VI	14,682,707

411,928	GMO Multi-Sector Fixed Income Fund, Class IV	7,113,995

224,422	GMO Quality Fund, Class VI	7,118,666

221,553	GMO Resources Fund, Class VI	5,080,217

301,211	GMO Small Cap Quality Fund, Class VI	7,439,920

654,883	GMO U.S. Equity Fund, Class VI	9,430,308

715,696	GMO U.S. Opportunistic Value Fund, Class VI	16,554,042

665,161	GMO U.S. Treasury Fund	3,325,804

	Total Affiliated Issuers	161,536,586

	TOTAL MUTUAL FUNDS (COST $147,901,356)	161,536,586

	SHORT-TERM INVESTMENTS — 12.6%

	Money Market Funds — 1.0%

2,044,715	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (f)	2,044,715

	Repurchase Agreements — 11.6%

22,999,865	Nomura Securities International, Inc. Repurchase Agreement, dated 05/31/24, maturing on 06/03/24 with a maturity value of $23,010,042 and an effective yield of 5.31%, collateralized by a U.S. Treasury Note with maturity date 11/30/28 and a market value of $23,540,496.	22,999,865

	TOTAL SHORT-TERM INVESTMENTS (COST $25,044,580)	25,044,580

	TOTAL INVESTMENTS — 116.6% (Cost $213,789,681)	232,412,539

	SECURITIES SOLD SHORT — (16.9)%

	Common Stocks — (16.8)%

	Australia — (0.7)%

(4,131)	ASX Ltd.	(172,026)

(2,812)	CAR Group Ltd.	(65,662)

(1,035)	Cochlear Ltd.	(223,034)

(11,051)	IDP Education Ltd.	(118,247)

(28,726)	Lottery Corp. Ltd.	(93,544)

(3,990)	Ramsay Health Care Ltd.	(125,568)

(3,412)	WiseTech Global Ltd.	(221,761)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Australia — continued

(3,637)	Xero Ltd. *	(330,219)

	Total Australia	(1,350,061)

	Austria — (0.1)%

(1,660)	Verbund AG	(136,298)

	Belgium — (0.2)%

(4,330)	Anheuser-Busch InBev SA	(273,186)

(5)	Lotus Bakeries NV	(53,055)

	Total Belgium	(326,241)

	Canada — (1.2)%

(1,133)	Agnico Eagle Mines Ltd.	(77,282)

(12,100)	AltaGas Ltd.	(272,992)

(4,733)	Brookfield Renewable Corp. – Class A	(149,279)

(6,027)	Cameco Corp.	(334,559)

(8,205)	Enbridge, Inc.	(300,139)

(2,423)	Franco-Nevada Corp.	(299,967)

(7,433)	GFL Environmental, Inc.	(233,917)

(4,298)	Pan American Silver Corp.	(94,556)

(8,100)	Pembina Pipeline Corp.	(300,753)

(4,000)	Restaurant Brands International, Inc.	(274,320)

	Total Canada	(2,337,764)

	China — (0.0)%

(723)	Yum China Holdings, Inc.	(25,855)

	Denmark — (0.1)%

(1,806)	Coloplast AS – Class B	(217,220)

(270)	Novo Nordisk AS – Class B	(36,582)

	Total Denmark	(253,802)

	Finland — (0.0)%

(938)	Elisa OYJ	(43,707)

	France — (0.5)%

(5,908)	Accor SA *	(257,745)

(1,525)	Aeroports de Paris SA	(218,526)

(13,476)	Getlink SE	(237,481)

(136)	Hermes International SCA	(322,812)

(185)	Sartorius Stedim Biotech	(36,853)

	Total France	(1,073,417)

	Germany — (0.8)%

(1,294)	adidas AG	(327,732)

(544)	Covestro AG *	(29,310)

(8,976)	Delivery Hero SE *	(274,952)

(1,219)	MTU Aero Engines AG	(304,504)

(184)	Rational AG	(157,019)

(4,145)	Siemens Energy AG *	(112,874)

(2,301)	Symrise AG	(274,856)

(1,255)	Talanx AG	(100,107)

Shares	Description	Value ($)

	Germany — continued

(1,286)	Zalando SE *	(34,155)

	Total Germany	(1,615,509)

	Israel — (0.2)%

(1,183)	CyberArk Software Ltd. *	(271,203)

(118)	Monday.com Ltd. *	(26,657)

	Total Israel	(297,860)

	Italy — (0.6)%

(7,509)	Amplifon SpA	(277,556)

(739)	Ferrari NV (c)	(304,529)

(42)	Ferrari NV (c)	(17,262)

(17,820)	FinecoBank Banca Fineco SpA	(289,014)

(19,965)	Infrastrutture Wireless Italiane SpA	(218,894)

	Total Italy	(1,107,255)

	Japan — (1.5)%

(12,300)	Aeon Co. Ltd.	(265,300)

(3,900)	Asahi Intecc Co. Ltd.	(56,358)

(800)	Disco Corp.	(314,687)

(1,200)	East Japan Railway Co.	(20,810)

(9,600)	Japan Exchange Group, Inc.	(225,648)

(2,100)	Keisei Electric Railway Co. Ltd.	(75,425)

(4,100)	Kintetsu Group Holdings Co. Ltd.	(87,167)

(5,500)	Kobe Bussan Co. Ltd.	(121,652)

(1,200)	Lasertec Corp.	(308,539)

(500)	McDonald’s Holdings Co. Japan Ltd.	(20,481)

(13,300)	MonotaRO Co. Ltd.	(140,494)

(1,700)	Odakyu Electric Railway Co. Ltd.	(17,816)

(8,500)	Oriental Land Co. Ltd.	(237,632)

(54,300)	Rakuten Group, Inc. *	(282,421)

(3,200)	Shiseido Co. Ltd.	(101,559)

(23,900)	SoftBank Corp.	(286,566)

(2,200)	SoftBank Group Corp.	(127,308)

(3,400)	Tobu Railway Co. Ltd.	(60,089)

(10,800)	Tokyu Corp.	(126,003)

(1,800)	West Japan Railway Co.	(35,911)

(1,300)	Zensho Holdings Co. Ltd.	(51,186)

	Total Japan	(2,963,052)

	Netherlands — (0.5)%

(206)	Adyen NV *	(267,137)

(1,669)	BE Semiconductor Industries NV	(248,294)

(4,475)	OCI NV	(122,731)

(9,745)	Universal Music Group NV	(303,690)

	Total Netherlands	(941,852)

	Peru — (0.1)%

(2,478)	Southern Copper Corp.	(294,023)

	Singapore — (0.2)%

(71,141)	Grab Holdings Ltd. – Class A *	(261,087)

(137,670)	Seatrium Ltd. *	(179,701)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued

(4,300)	Singapore Airlines Ltd.	(21,593)

	Total Singapore	(462,381)

	Spain — (0.3)%

(7,689)	Cellnex Telecom SA *	(280,879)

(8,429)	Ferrovial SE	(333,120)

	Total Spain	(613,999)

	Sweden — (0.2)%

(9,392)	Beijer Ref AB	(153,745)

(8,370)	EQT AB	(256,388)

(13)	Evolution AB	(1,402)

(4,063)	H & M Hennes & Mauritz AB – Class B	(71,843)

	Total Sweden	(483,378)

	Switzerland — (0.1)%

(1,244)	Avolta AG	(50,511)

(92)	Partners Group Holding AG	(123,816)

(2,044)	SIG Group AG	(42,572)

(103)	VAT Group AG	(56,484)

	Total Switzerland	(273,383)

	United Kingdom — (1.3)%

(2,205)	Admiral Group PLC	(76,502)

(25,277)	Auto Trader Group PLC	(265,901)

(1,351)	Flutter Entertainment PLC *	(259,979)

(11,049)	Hargreaves Lansdown PLC	(149,996)

(28,999)	Informa PLC	(315,626)

(2,664)	InterContinental Hotels Group PLC	(270,526)

(2,750)	London Stock Exchange Group PLC	(322,345)

(29,572)	M&G PLC	(75,608)

(19,795)	Phoenix Group Holdings PLC	(125,959)

(53,494)	Rolls-Royce Holdings PLC *	(312,451)

(3,752)	Severn Trent PLC	(114,649)

(605)	Spirax-Sarco Engineering PLC	(69,181)

(15,583)	Wise PLC – Class A *	(163,747)

	Total United Kingdom	(2,522,470)

	United States — (8.2)%

(1,118)	AbbVie, Inc.	(180,266)

(188)	AECOM	(16,420)

(16,076)	AES Corp.	(347,081)

(1,738)	Alnylam Pharmaceuticals, Inc. *	(257,971)

(696)	American Tower Corp. – (REIT)	(136,235)

(1,054)	Amgen, Inc.	(322,366)

(326)	Analog Devices, Inc.	(76,444)

(1,217)	Arthur J Gallagher & Co.	(308,303)

(1,015)	Axon Enterprise, Inc. *	(285,895)

(1,205)	Bill Holdings, Inc. *	(62,720)

(1,625)	Boeing Co. *	(288,616)

(250)	Broadcom, Inc.	(332,137)

(1,341)	Burlington Stores, Inc. *	(321,907)

(6,006)	Caesars Entertainment, Inc. *	(213,573)

Shares	Description	Value ($)

	United States — continued

(3,066)	Celsius Holdings, Inc. *	(245,219)

(101)	Chipotle Mexican Grill, Inc. *	(316,082)

(3,328)	Cloudflare, Inc. – Class A *	(225,272)

(602)	Coinbase Global, Inc. – Class A *	(136,004)

(21)	CoStar Group, Inc. *	(1,642)

(4,078)	Dayforce, Inc. *	(201,698)

(2,510)	Dexcom, Inc. *	(298,113)

(551)	Dominion Energy, Inc.	(29,710)

(7,286)	DraftKings, Inc. – Class A *	(255,957)

(120)	Ecolab, Inc.	(27,864)

(5,918)	EQT Corp.	(243,171)

(1,017)	Equity LifeStyle Properties, Inc. – (REIT)	(63,837)

(417)	Erie Indemnity Co. – Class A	(151,133)

(4,416)	Exact Sciences Corp. *	(200,707)

(246)	Fair Isaac Corp. *	(317,323)

(290)	Fastenal Co.	(19,134)

(4,505)	Fidelity National Information Services, Inc.	(341,839)

(548)	Gartner, Inc. *	(229,979)

(510)	HubSpot, Inc. *	(311,635)

(887)	Hyatt Hotels Corp. – Class A	(130,806)

(1,435)	Insulet Corp. *	(254,268)

(1,039)	IQVIA Holdings, Inc. *	(227,635)

(1,992)	Iron Mountain, Inc. – (REIT)	(160,734)

(386)	Lamb Weston Holdings, Inc.	(34,080)

(2,690)	Lattice Semiconductor Corp. *	(199,706)

(4,100)	Liberty Media Corp.-Liberty Formula One – Class C *	(303,974)

(728)	Linde PLC	(317,059)

(3,321)	Live Nation Entertainment, Inc. *	(311,311)

(572)	Manhattan Associates, Inc. *	(125,577)

(418)	MarketAxess Holdings, Inc.	(83,153)

(110)	Marsh & McLennan Cos., Inc.	(22,834)

(527)	Marvell Technology, Inc.	(36,263)

(700)	Mastercard, Inc. – Class A	(312,949)

(527)	McKesson Corp.	(300,174)

(204)	MercadoLibre, Inc. *	(352,018)

(800)	MongoDB, Inc. *	(188,848)

(574)	Moody’s Corp.	(227,872)

(63)	Motorola Solutions, Inc.	(22,989)

(578)	MSCI, Inc.	(286,214)

(8,276)	Newmont Corp.	(347,095)

(2,467)	NiSource, Inc.	(71,691)

(2,886)	Okta, Inc. *	(255,930)

(4,353)	ONEOK, Inc.	(352,593)

(12,793)	Palantir Technologies, Inc. – Class A *	(277,352)

(205)	Palo Alto Networks, Inc. *	(60,457)

(1,981)	Paychex, Inc.	(238,037)

(665)	PTC, Inc. *	(117,200)

(1,588)	Repligen Corp. *	(236,755)

(10,788)	Rivian Automotive, Inc. – Class A *	(117,805)

(7,373)	ROBLOX Corp. – Class A *	(247,880)

(3,563)	Roku, Inc. *	(204,516)

(6,604)	Rollins, Inc.	(301,737)

(4,155)	Samsara, Inc. – Class A *	(140,979)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(486)	Seagate Technology Holdings PLC	(45,315)

(46)	Sherwin-Williams Co.	(13,975)

(340)	Simon Property Group, Inc. – (REIT)	(51,445)

(1,865)	Snowflake, Inc. – Class A *	(253,976)

(71)	Starbucks Corp.	(5,696)

(24)	Super Micro Computer, Inc. *	(18,828)

(1,638)	Tesla, Inc. *	(291,695)

(51)	Texas Pacific Land Corp.	(31,330)

(12,134)	Toast, Inc. – Class A *	(294,007)

(563)	Trade Desk, Inc. – Class A *	(52,235)

(248)	TransDigm Group, Inc.	(333,121)

(2,029)	Uber Technologies, Inc. *	(130,992)

(2,800)	Unity Software, Inc. *	(51,156)

(1,132)	Vail Resorts, Inc.	(213,631)

(863)	Vistra Corp.	(85,506)

(670)	Watsco, Inc.	(318,183)

(8,193)	Williams Cos., Inc.	(340,091)

(216)	Zillow Group, Inc. – Class C *	(8,845)

Shares	Description	Value ($)

	United States — continued

(1,493)	Zscaler, Inc. *	(253,750)

	Total United States	(16,428,521)

	TOTAL COMMON STOCKS (PROCEEDS $29,969,446)	(33,550,828)

	PREFERRED STOCKS (e) — (0.1)%

	Germany — (0.1)%

(782)	Sartorius AG	(207,283)

	TOTAL PREFERRED STOCKS (PROCEEDS $292,621)	(207,283)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $30,262,067)	(33,758,111)

	Other Assets and Liabilities (net) — 0.3%	678,848

	TOTAL NET ASSETS — 100.0%	$199,333,276

A summary of outstanding financial instruments at May 31, 2024 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	GS	USD 1,148,992	06/24/2024	Monthly	—	35,470	35,470
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD 1,873,107	06/18/2024	Monthly	—	176,827	176,827

						$—	$212,297	$212,297

As of May 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	All or a portion of this security is out on loan.

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2024.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2024 (Unaudited)

The rates shown on variable rate notes are the current interest rates at May 31, 2024, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

Counterparty Abbreviations:

GS - Goldman Sachs International

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD - United States Dollar

Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund and Implementation Fund may also invest in GMO Alternative Allocation SPC Ltd. and GMO Implementation SPC Ltd. (each a “wholly-owned subsidiary”), respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Basis of presentation and principles of consolidation: Alternative Allocation Fund and Implementation Fund

Alternative Allocation Fund and Implementation Fund include the accounts of their wholly-owned subsidiaries and the accompanying Schedules of Investments have been consolidated for those accounts. The Consolidated Schedules of Investments include all of the assets and liabilities of each wholly-owned subsidiary. Alternative Allocation Fund and Implementation Fund are herein referred to as “Consolidated Alternative Allocation Fund” and “Consolidated Implementation Fund”, respectively.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2024, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued off the last traded price with a discount for liquidity; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2024:

Description	Level 1	Level 2	Level 3		Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$4,988,668	$—		$4,988,668
Belgium	—	1,205,344	—		1,205,344
Brazil	115,566	—	—		115,566
Canada	3,948,556	—	352,512		4,301,068
China	—	1,300,592	0	§	1,300,592
Denmark	—	1,936,898	—		1,936,898
Finland	—	685,986	—		685,986
France	302,730	1,840,603	—		2,143,333
Germany	—	627,939	—		627,939
Israel	907,031	111,932	—		1,018,963
Italy	—	1,081,332	—		1,081,332
Japan	—	19,373,754	—		19,373,754
Mexico	19,503	—	—		19,503
Netherlands	—	2,376,891	—		2,376,891
New Zealand	—	69,452	—		69,452
Norway	—	506,621	—		506,621
Poland	—	495,655	—		495,655
South Africa	—	179,405	—		179,405
South Korea	348,446	1,671,486	—		2,019,932
Spain	—	1,138,420	—		1,138,420
Sweden	—	1,152,250	—		1,152,250
Switzerland	—	947,072	—		947,072
Thailand	—	799,777	—		799,777
Turkey	—	606,797	—		606,797
United Kingdom	886,888	5,086,776	—		5,973,664
United States	117,352,836	—	0	§	117,352,836

TOTAL COMMON STOCKS	123,881,556	48,183,650	352,512		172,417,718

Preferred Stocks
Brazil	18,927	—	—		18,927
Germany	—	1,168,525	—		1,168,525

TOTAL PREFERRED STOCKS	18,927	1,168,525	—		1,187,452

Rights/Warrants
United States	—	—	464,735		464,735

TOTAL RIGHTS/WARRANTS	—	—	464,735		464,735

Investment Funds
United States	—	—	3,186,802		3,186,802

TOTAL INVESTMENT FUNDS	—	—	3,186,802		3,186,802

Debt Obligations
United States	39,030,876	45,017,816	—		84,048,692

TOTAL DEBT OBLIGATIONS	39,030,876	45,017,816	—		84,048,692

Mutual Funds
United States	3,683,820	—	—		3,683,820

TOTAL MUTUAL FUNDS	3,683,820	—	—		3,683,820

Short-Term Investments	1,492,250	43,719,609	—		45,211,859

Total Investments	168,107,429	138,089,600	4,004,049		310,201,078

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,902,061	—		1,902,061
Futures Contracts
Equity Risk	401,421	598,347	—		999,768
Interest Rate Risk	36,065	—	—		36,065
Physical Commodity Contract Risk	648,341	—	—		648,341

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^ (continued)
Swap Contracts
Credit Risk	$—	$4,415,966	$—	$4,415,966
Equity Risk	—	402,543	—	402,543
Interest Rate Risk	—	1,066,940	—	1,066,940

Total	$169,193,256	$146,475,457	$4,004,049	$319,672,762

Liability Valuation Inputs
Common Stocks
Australia	$—	$(2,314,195)	$—	$(2,314,195)
Austria	—	(252,068)	—	(252,068)
Belgium	—	(573,354)	—	(573,354)
Canada	(4,145,919)	—	—	(4,145,919)
China	(20,204)	—	—	(20,204)
Denmark	—	(452,356)	—	(452,356)
Finland	—	(92,213)	—	(92,213)
France	—	(1,785,098)	—	(1,785,098)
Germany	—	(2,781,226)	—	(2,781,226)
Ireland	—	(1,567,807)	—	(1,567,807)
Israel	(540,158)	—	—	(540,158)
Italy	—	(1,900,962)	—	(1,900,962)
Japan	—	(5,061,744)	—	(5,061,744)
Netherlands	—	(1,619,601)	—	(1,619,601)
Peru	(518,413)	—	—	(518,413)
Singapore	(464,611)	(338,392)	—	(803,003)
Spain	—	(1,070,059)	—	(1,070,059)
Sweden	—	(842,427)	—	(842,427)
Switzerland	—	(509,979)	—	(509,979)
United Kingdom	—	(4,348,663)	—	(4,348,663)
United States	(54,567,503)	—	—	(54,567,503)

TOTAL COMMON STOCKS	(60,256,808)	(25,510,144)	—	(85,766,952)

Preferred Stocks
Germany	—	(363,143)	—	(363,143)

TOTAL PREFERRED STOCKS	—	(363,143)	—	(363,143)

Debt Obligations
United States	—	(26,964,014)	—	(26,964,014)

TOTAL DEBT OBLIGATIONS	—	(26,964,014)	—	(26,964,014)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(854,385)	—	(854,385)
Futures Contracts
Equity Risk	(15,072)	(72,107)	—	(87,179)
Interest Rate Risk	(60,359)	—	—	(60,359)
Physical Commodity Contract Risk	(2,564,121)	—	—	(2,564,121)
Written Options
Credit Risk	—	(132,007)	—	(132,007)
Equity Risk	(106,956)	—	—	(106,956)
Swap Contacts
Credit Risk	—	(3,880,090)	—	(3,880,090)
Equity Risk	—	(59,088)	—	(59,088)
Interest Rate Risk	—	(1,063,187)	—	(1,063,187)

Total	$(63,003,316)	$(58,898,165)	$—	$(121,901,481)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,630,244,469	$—	$—	$2,630,244,469
Short-Term Investments	1,526,944	—	—	1,526,944

Total Investments	2,631,771,413	—	—	2,631,771,413

Total	$2,631,771,413	$—	$—	$2,631,771,413

Description	Level 1	Level 2	Level 3		Total
Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$15,496,990	$—		$15,496,990
Austria	—	4,698,907	—		4,698,907
Belgium	—	10,675,553	—		10,675,553
Brazil	1,993,939	4,321,807	—		6,315,746
Canada	35,740,588	201,628	15,800		35,958,016
Chile	34,369	368,470	—		402,839
China	2,736,322	18,768,229	0	§	21,504,551
Czech Republic	—	247,411	—		247,411
Denmark	—	8,127,045	—		8,127,045
Egypt	—	388,032	—		388,032
Finland	—	4,669,686	—		4,669,686
France	2,811,948	38,130,249	—		40,942,197
Germany	—	13,422,113	—		13,422,113
Greece	—	694,324	0	§	694,324
Hong Kong	—	8,289,128	—		8,289,128
Hungary	—	2,521,880	—		2,521,880
India	1,084,605	19,067,681	—		20,152,286
Indonesia	—	3,814,812	—		3,814,812
Ireland	1,678,632	566,198	—		2,244,830
Israel	3,113,558	439,218	—		3,552,776
Italy	550,599	18,539,371	—		19,089,970
Japan	2,292,280	193,676,405	—		195,968,685
Kuwait	—	73,044	—		73,044
Malaysia	—	1,404,604	—		1,404,604
Mexico	8,159,323	—	0	§	8,159,323
Netherlands	—	24,681,603	—		24,681,603
New Zealand	—	349,330	—		349,330
Norway	89,607	8,506,649	—		8,596,256
Pakistan	—	289,907	—		289,907
Philippines	—	16,897	—		16,897
Poland	—	5,395,387	—		5,395,387
Portugal	—	375,018	—		375,018
Qatar	—	454,382	—		454,382
Russia	—	—	410,193		410,193
Saudi Arabia	—	300,385	—		300,385
Singapore	—	7,022,367	—		7,022,367
South Africa	—	6,062,413	—		6,062,413
South Korea	1,809,951	18,057,233	—		19,867,184
Spain	—	22,819,409	—		22,819,409
Sweden	—	7,156,528	—		7,156,528
Switzerland	2,809,765	13,134,808	—		15,944,573
Taiwan	4,784,334	25,799,983	—		30,584,317
Thailand	—	6,612,599	—		6,612,599
Turkey	—	5,309,221	—		5,309,221
United Arab Emirates	—	455,128	—		455,128
United Kingdom	10,343,319	38,775,979	607		49,119,905
United States	208,664,083	—	—		208,664,083
Vietnam	—	1,478,999	—		1,478,999

TOTAL COMMON STOCKS	288,697,222	561,657,010	426,600		850,780,832

Preferred Stocks
Brazil	2,806,309	5,007,991	—		7,814,300
Colombia	636,826	—	—		636,826
Germany	—	4,662,634	—		4,662,634
Russia	—	—	76,090		76,090
South Korea	—	1,853,684	—		1,853,684

TOTAL PREFERRED STOCKS	3,443,135	11,524,309	76,090		15,043,534

Rights/Warrants
Vietnam	—	—	24,198		24,198

TOTAL RIGHTS/WARRANTS	—	—	24,198		24,198

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
United States	$47,537,056	$128,451,081	$—	$175,988,137

TOTAL DEBT OBLIGATIONS	47,537,056	128,451,081	—	175,988,137

Mutual Funds
United States	218,209,540	—	—	218,209,540

TOTAL MUTUAL FUNDS	218,209,540	—	—	218,209,540

Short-Term Investments	3,188,952	89,999,770	—	93,188,722

Total Investments	561,075,905	791,632,170	526,888	1,353,234,963

Derivatives^
Futures Contracts
Interest Rate Risk	31,941	—	—	31,941
Swap Contracts
Equity Risk	—	1,313,261	—	1,313,261

Total	$561,107,846	$792,945,431	$526,888	$1,354,580,165

Liability Valuation Inputs
Common Stocks
Australia	$—	$(7,736,077)	$—	$(7,736,077)
Austria	—	(821,480)	—	(821,480)
Belgium	—	(1,960,819)	—	(1,960,819)
Canada	(14,033,873)	—	—	(14,033,873)
China	(49,742)	—	—	(49,742)
Denmark	—	(1,612,122)	—	(1,612,122)
Finland	—	(184,425)	—	(184,425)
France	—	(6,089,818)	—	(6,089,818)
Germany	—	(9,621,015)	—	(9,621,015)
Israel	(1,923,376)	—	—	(1,923,376)
Italy	—	(6,339,678)	—	(6,339,678)
Japan	—	(17,278,837)	—	(17,278,837)
Netherlands	—	(5,582,602)	—	(5,582,602)
Peru	(1,772,250)	—	—	(1,772,250)
Singapore	(1,718,393)	(1,088,175)	—	(2,806,568)
Spain	—	(3,633,920)	—	(3,633,920)
Sweden	—	(2,941,919)	—	(2,941,919)
Switzerland	—	(1,819,074)	—	(1,819,074)
United Kingdom	—	(14,958,042)	—	(14,958,042)
United States	(97,436,777)	—	—	(97,436,777)

TOTAL COMMON STOCKS	(116,934,411)	(81,668,003)	—	(198,602,414)

Preferred Stocks
Germany	—	(1,226,998)	—	(1,226,998)

TOTAL PREFERRED STOCKS	—	(1,226,998)	—	(1,226,998)

Derivatives^
Futures Contracts
Interest Rate Risk	(64,656)	—	—	(64,656)
Swap Contacts
Credit Risk	—	(840,624)	—	(840,624)

Total	$(116,999,067)	$(83,735,625)	$—	$(200,734,692)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$369,433,810	$—	$—	$369,433,810
Short-Term Investments	453,320	—	—	453,320

Total Investments	369,887,130	—	—	369,887,130

Total	$369,887,130	$—	$—	$369,887,130

Description	Level 1	Level 2	Level 3		Total
Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$74,560,468	$—	$—		$74,560,468
Short-Term Investments	77,149	—	—		77,149

Total Investments	74,637,617	—	—		74,637,617

Total	$74,637,617	$—	$—		$74,637,617

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$659,680,691	$—	$—		$659,680,691
Short-Term Investments	815,565	—	—		815,565

Total Investments	660,496,256	—	—		660,496,256

Total	$660,496,256	$—	$—		$660,496,256

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,455,475	$—	$—		$1,455,475
Australia	—	43,476,782	—		43,476,782
Austria	—	11,328,747	—		11,328,747
Belgium	—	24,159,106	—		24,159,106
Brazil	6,779,957	13,032,670	—		19,812,627
Canada	92,392,522	509,408	1,462,332		94,364,262
Chile	66,076	823,103	—		889,179
China	5,784,536	42,471,866	1		48,256,403
Colombia	10,201	—	—		10,201
Czech Republic	—	596,193	—		596,193
Denmark	—	19,267,921	—		19,267,921
Egypt	—	852,435	—		852,435
Finland	—	11,026,855	—		11,026,855
France	6,302,383	83,081,494	—		89,383,877
Germany	—	28,513,723	—		28,513,723
Greece	—	1,297,970	—		1,297,970
Hong Kong	—	19,263,777	—		19,263,777
Hungary	—	5,962,371	—		5,962,371
India	2,423,278	39,955,847	—		42,379,125
Indonesia	—	8,753,099	—		8,753,099
Ireland	3,499,339	1,424,161	—		4,923,500
Israel	7,660,800	925,112	—		8,585,912
Italy	1,124,046	43,232,787	—		44,356,833
Japan	5,073,414	416,515,555	—		421,588,969
Kuwait	—	51,979	—		51,979
Malaysia	—	3,065,106	—		3,065,106
Mexico	19,917,806	—	0	§	19,917,806
Netherlands	—	54,530,560	179		54,530,739
New Zealand	—	828,665	—		828,665
Norway	—	21,655,896	—		21,655,896
Pakistan	—	1,115,642	—		1,115,642
Philippines	—	151,637	—		151,637
Poland	—	12,331,966	—		12,331,966
Portugal	—	5,077,917	—		5,077,917
Qatar	—	983,415	—		983,415
Russia	—	—	1,105,135		1,105,135
Saudi Arabia	—	535,797	—		535,797
Singapore	—	14,535,883	—		14,535,883
South Africa	—	15,873,518	—		15,873,518
South Korea	4,654,232	39,555,335	—		44,209,567
Spain	—	52,384,057	—		52,384,057
Sweden	—	19,841,607	—		19,841,607
Switzerland	4,865,384	29,454,091	—		34,319,475
Taiwan	14,832,130	49,371,155	—		64,203,285

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Thailand	$—	$15,192,900	$—	$15,192,900
Turkey	—	11,593,851	—	11,593,851
Ukraine	—	103,403	—	103,403
United Arab Emirates	—	1,118,534	—	1,118,534
United Kingdom	21,948,266	104,294,901	798	126,243,965
United States	603,126,565	—	323,144	603,449,709
Vietnam	—	3,015,729	—	3,015,729

TOTAL COMMON STOCKS	801,916,410	1,273,134,526	2,891,589	2,077,942,525

Preferred Stocks
Brazil	4,295,791	16,037,808	—	20,333,599
Chile	2,106,170	6,325	—	2,112,495
Colombia	1,280,460	—	—	1,280,460
Germany	—	11,202,988	—	11,202,988
Russia	—	—	168,732	168,732
South Korea	—	4,335,966	—	4,335,966
United States	—	—	450,870	450,870

TOTAL PREFERRED STOCKS	7,682,421	31,583,087	619,602	39,885,110

Rights/Warrants
Canada	—	—	222	222
United States	—	—	1,045,460	1,045,460
Vietnam	—	—	53,871	53,871

TOTAL RIGHTS/WARRANTS	—	—	1,099,553	1,099,553

Investment Funds
United States	—	—	10,384,246	10,384,246

TOTAL INVESTMENT FUNDS	—	—	10,384,246	10,384,246

Debt Obligations
Netherlands	—	—	66	66
United States	456,687,395	275,154,162	—	731,841,557

TOTAL DEBT OBLIGATIONS	456,687,395	275,154,162	66	731,841,623

Mutual Funds
United States	17,642,664	—	—	17,642,664

TOTAL MUTUAL FUNDS	17,642,664	—	—	17,642,664

Short-Term Investments	6,398,282	87,681,386	—	94,079,668

Total Investments	1,290,327,172	1,667,553,161	14,995,056	2,972,875,389

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	3,222,579	—	3,222,579
Futures Contracts
Equity Risk	918,572	2,096,677	—	3,015,249
Interest Rate Risk	157,849	—	—	157,849
Physical Commodity Contract Risk	2,393,975	—	—	2,393,975
Swap Contracts
Interest Rate Risk	—	3,724,204	—	3,724,204

Total	$1,293,797,568	$1,676,596,621	$14,995,056	$2,985,389,245

Liability Valuation Inputs
Common Stocks
Australia	$—	$(18,828,176)	$—	$(18,828,176)
Austria	—	(2,015,971)	—	(2,015,971)
Belgium	—	(4,868,603)	—	(4,868,603)
Canada	(34,779,838)	—	—	(34,779,838)
Denmark	—	(3,857,765)	—	(3,857,765)
Finland	—	(645,908)	—	(645,908)
France	—	(15,349,680)	—	(15,349,680)
Germany	—	(23,703,167)	—	(23,703,167)

Description	Level 1	Level 2	Level 3		Total
Consolidated Implementation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Ireland	$—	$(3,204,726)	$—		$(3,204,726)
Israel	(4,667,187)	—	—		(4,667,187)
Italy	—	(15,891,270)	—		(15,891,270)
Japan	—	(42,323,536)	—		(42,323,536)
Netherlands	—	(13,654,116)	—		(13,654,116)
Peru	(4,347,315)	—	—		(4,347,315)
Singapore	(4,095,372)	(3,191,309)	—		(7,286,681)
Spain	—	(9,177,367)	—		(9,177,367)
Sweden	—	(7,088,663)	—		(7,088,663)
Switzerland	—	(4,210,408)	—		(4,210,408)
United Kingdom	—	(36,798,858)	—		(36,798,858)
United States	(293,152,286)	—	—		(293,152,286)

TOTAL COMMON STOCKS	(341,041,998)	(204,809,523)	—		(545,851,521)

Preferred Stocks
Germany	—	(3,063,651)	—		(3,063,651)

TOTAL PREFERRED STOCKS	—	(3,063,651)	—		(3,063,651)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(1,499,161)	—		(1,499,161)
Futures Contracts
Equity Risk	(67,981)	(255,584)	—		(323,565)
Interest Rate Risk	(290,888)	—	—		(290,888)
Physical Commodity Contract Risk	(9,017,482)	—	—		(9,017,482)
Swap Contacts
Credit Risk	—	(1,737,290)	—		(1,737,290)
Interest Rate Risk	—	(93,028)	—		(93,028)

Total	$(350,418,349)	$(211,458,237)	$—		$(561,876,586)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$287,767,112	$—	$—		$287,767,112
Short-Term Investments	371,459	—	—		371,459

Total Investments	288,138,571	—	—		288,138,571

Total	$288,138,571	$—	$—		$288,138,571

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$309,332,363	$—	$—		$309,332,363
Short-Term Investments	265,893	—	—		265,893

Total Investments	309,598,256	—	—		309,598,256

Total	$309,598,256	$—	$—		$309,598,256

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,065,676	$—		$1,065,676
Belgium	—	658,072	—		658,072
Brazil	80,409	10,195	—		90,604
Canada	1,954,683	—	—		1,954,683
China	—	770,612	0	§	770,612
Denmark	—	1,123,251	—		1,123,251
Finland	—	502,072	—		502,072
France	174,973	1,489,477	—		1,664,450
Germany	—	537,485	—		537,485
Hong Kong	—	78,951	—		78,951
Ireland	216,641	—	—		216,641

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Israel	$462,516	$115,376	$—	$577,892
Italy	—	630,102	—	630,102
Japan	—	3,438,661	—	3,438,661
Mexico	469,775	—	—	469,775
Netherlands	—	1,439,891	—	1,439,891
New Zealand	—	51,250	—	51,250
Norway	—	277,418	—	277,418
Poland	—	258,868	—	258,868
Russia	—	—	2,683	2,683
South Africa	—	91,847	—	91,847
South Korea	184,187	967,272	—	1,151,459
Spain	—	1,157,839	—	1,157,839
Sweden	—	658,569	—	658,569
Switzerland	—	554,258	—	554,258
Thailand	—	431,670	—	431,670
Turkey	—	384,697	—	384,697
United Kingdom	517,322	2,079,831	—	2,597,153
United States	20,886,042	—	—	20,886,042

TOTAL COMMON STOCKS	24,946,548	18,773,340	2,683	43,722,571

Preferred Stocks
Brazil	18,927	72,897	—	91,824
Germany	—	665,506	—	665,506

TOTAL PREFERRED STOCKS	18,927	738,403	—	757,330

Debt Obligations
United States	1,351,472	—	—	1,351,472

TOTAL DEBT OBLIGATIONS	1,351,472	—	—	1,351,472

Mutual Funds
United States	161,536,586	—	—	161,536,586

TOTAL MUTUAL FUNDS	161,536,586	—	—	161,536,586

Short-Term Investments	2,044,715	22,999,865	—	25,044,580

Total Investments	189,898,248	42,511,608	2,683	232,412,539

Derivatives^
Swap Contracts
Equity Risk	—	212,297	—	212,297

Total	$189,898,248	$42,723,905	$2,683	$232,624,836

Liability Valuation Inputs
Common Stocks
Australia	$—	$(1,350,061)	$—	$(1,350,061)
Austria	—	(136,298)	—	(136,298)
Belgium	—	(326,241)	—	(326,241)
Canada	(2,337,764)	—	—	(2,337,764)
China	(25,855)	—	—	(25,855)
Denmark	—	(253,802)	—	(253,802)
Finland	—	(43,707)	—	(43,707)
France	—	(1,073,417)	—	(1,073,417)
Germany	—	(1,615,509)	—	(1,615,509)
Israel	(297,860)	—	—	(297,860)
Italy	(17,262)	(1,089,993)	—	(1,107,255)
Japan	—	(2,963,052)	—	(2,963,052)
Netherlands	—	(941,852)	—	(941,852)
Peru	(294,023)	—	—	(294,023)
Singapore	(261,087)	(201,294)	—	(462,381)
Spain	—	(613,999)	—	(613,999)
Sweden	—	(483,378)	—	(483,378)
Switzerland	—	(273,383)	—	(273,383)

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
United Kingdom	$—	$(2,522,470)	$—	$(2,522,470)
United States	(16,428,521)	—	—	(16,428,521)

TOTAL COMMON STOCKS	(19,662,372)	(13,888,456)	—	(33,550,828)

Preferred Stocks
Germany	—	(207,283)	—	(207,283)

TOTAL PREFERRED STOCKS	—	(207,283)	—	(207,283)

Total	$(19,662,372)	$(14,095,739)	$—	$(33,758,111)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2024.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of May 31, 2024, Alternative Allocation Fund’s Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendors).

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2024	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of May 31, 2024	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2024
Consolidated Alternative Allocation Fund
Common Stocks
Canada	$352,512	$—	$—	$—	$—	$—	$—	$—	$352,512	$—
Rights/Warrants
United States	425,705	—	—	—	—	39,030	—	—	464,735	39,030
Investment Funds
United States	2,351,936	863,287	—	—	—	(28,421)	—	—	3,186,802	(28,421)

Total Investments	$3,130,153	$863,287	$—	$—	$—	$10,609	$—	$—	$4,004,049	$10,609

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended May 31, 2024.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of May 31, 2024, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund was $4,004,049. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2024 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO Resources Fund, Class VI	$3,309,494	$—	$—	$—		$—	$—	$374,326	$3,683,820

Benchmark-Free Allocation Fund
GMO Climate Change Fund, Class III	$—	$26,000,000	$1,670,000	$—		$—	$75,561	$1,812,732	$26,218,293
GMO Emerging Country Debt Fund, Class VI	105,862,796	—	30,320,264	—		—	1,653,917	1,791,504	78,987,953
GMO High Yield Fund, Class VI	34,788,771	—	8,860,000	—		—	234,902	211,872	26,375,545
GMO Implementation Fund	3,136,528,946	15,417,898	885,991,079	—		—	48,056,880	80,090,487	2,394,103,132
GMO Opportunistic Income Fund, Class VI	138,482,959	2,195,738	36,352,334	1,195,738		—	150,906	82,277	104,559,546

Totals	$3,415,663,472	$43,613,636	$963,193,677	$1,195,738		$—	$50,172,166	$83,988,872	$2,630,244,469

Benchmark-Free Fund
GMO Climate Change Fund, Class III	$—	$13,000,000	$—	$—		$—	$—	$965,580	$13,965,580
GMO Emerging Country Debt Fund, Class VI	42,834,449	—	—	—		—	—	1,772,460	44,606,909
GMO High Yield Fund, Class VI	13,713,467	—	—	—		—	—	200,421	13,913,888
GMO Opportunistic Income Fund, Class VI	50,710,981	—	—	580,852		—	—	42,259	50,753,240
GMO Resources Fund, Class VI	46,597,781	—	—	—		—	—	5,270,526	51,868,307
GMO U.S. Treasury Fund	1,304,389	88,308,831	46,511,604	—	**	—	—	—	43,101,616

Totals	$155,161,067	$101,308,831	$46,511,604	$580,852		$—	$—	$8,251,246	$218,209,540

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$44,599,515	$1,641,949	$—	$—		$—	$—	$552,243	$46,793,707
GMO Asset Allocation Bond Fund, Class VI	20,011,560	2,130,315	—	—		—	—	(980,868)	21,161,007
GMO Climate Change Fund, Class III	—	3,670,000	—	—		—	—	272,590	3,942,590
GMO Emerging Country Debt Fund, Class VI	10,841,518	—	—	—		—	—	448,615	11,290,133
GMO Emerging Markets ex-China Fund, Class VI	25,075,781	357,132	14,136,639	357,132		—	(3,644,612)	3,599,691	11,251,353
GMO Emerging Markets Fund, Class VI	25,266,027	—	4,150,000	—		—	(1,736,496)	2,644,889	22,024,420
GMO International Equity Fund, Class IV	46,775,391	6,000,000	99,030	—		—	4,435	4,108,162	56,788,958
GMO International Opportunistic Value Fund, Class IV	24,435,325	—	—	—		—	—	2,134,463	26,569,788
GMO-Usonian Japan Value Creation Fund, Class VI	14,671,268	6,800,000	—	—		—	—	380,394	21,851,662
GMO Multi-Sector Fixed Income Fund, Class IV	41,627,708	944,252	—	—		—	—	21,773	42,593,733
GMO Opportunistic Income Fund, Class VI	10,427,550	341,645	—	121,645		—	—	8,818	10,778,013
GMO Quality Cyclicals Fund, Class VI	10,854,557	—	—	—		—	—	536,790	11,391,347
GMO Quality Fund, Class VI	11,152,873	—	285,000	—		—	71,980	187,884	11,127,737
GMO Resources Fund, Class VI	6,389,597	310,143	—	—		—	—	753,647	7,453,387

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund (continued)
GMO Small Cap Quality Fund, Class VI	$10,991,749	$—	$—	$—	$—	$—	$130,586	$11,122,335
GMO U.S. Equity Fund, Class VI	18,492,732	—	516,261	—	—	(23,188)	1,067,789	19,021,072
GMO U.S. Opportunistic Value Fund, Class VI	25,419,205	—	235,975	—	—	33,145	1,201,191	26,417,566
GMO U.S. Small Cap Value Fund, Class VI	7,198,539	—	—	—	—	—	316,750	7,515,289
GMO U.S. Treasury Fund	602,314	7,399	270,000	7,505	—	—	—	339,713

Totals	$354,833,209	$22,202,835	$19,692,905	$486,282	$—	$(5,294,736)	$17,385,407	$369,433,810

Global Developed Equity Allocation Fund
GMO Climate Change Fund, Class III	$—	$735,000	$—	$—	$—	$—	$54,592	$789,592
GMO Emerging Markets ex-China Fund, Class VI	5,035,139	60,362	3,660,000	60,363	—	(421,992)	421,290	1,434,799
GMO International Equity Fund, Class IV	18,783,784	—	—	—	—	—	1,594,699	20,378,483
GMO International Opportunistic Value Fund, Class IV	6,711,566	900,000	—	—	—	—	602,757	8,214,323
GMO-Usonian Japan Value Creation Fund, Class VI	2,772,982	1,460,000	—	—	—	—	73,687	4,306,669
GMO Quality Cyclicals Fund, Class VI	3,569,199	—	—	—	—	—	176,507	3,745,706
GMO Quality Fund, Class VI	10,982,867	—	24,711	—	—	5,935	245,978	11,210,069
GMO Resources Fund, Class VI	1,776,813	—	—	—	—	—	200,969	1,977,782
GMO Small Cap Quality Fund, Class VI	3,593,635	—	—	—	—	—	42,694	3,636,329
GMO U.S. Equity Fund, Class VI	4,444,399	565,000	—	—	—	—	270,980	5,280,379
GMO U.S. Opportunistic Value Fund, Class VI	10,805,838	—	—	—	—	—	524,128	11,329,966
GMO U.S. Small Cap Value Fund, Class VI	2,161,270	—	—	—	—	—	95,101	2,256,371

Totals	$70,637,492	$3,720,362	$3,684,711	$60,363	$—	$(416,057)	$4,303,382	$74,560,468

Global Equity Allocation Fund
GMO Climate Change Fund, Class III	$—	$7,400,000	$1,400,000	$—	$—	$75,578	$451,266	$6,526,844
GMO Emerging Markets ex-China Fund, Class VI	73,264,436	1,045,359	42,105,940	1,045,359	—	(12,166,678)	12,125,625	32,162,802
GMO Emerging Markets Fund, Class VI	81,077,912	—	20,371,471	—	—	(7,581,648)	11,007,286	64,132,079
GMO International Equity Fund, Class IV	146,614,835	7,800,000	26,780,699	—	—	939,895	10,994,749	139,568,780
GMO International Opportunistic Value Fund, Class IV	71,886,834	7,725,000	12,659,747	—	—	1,545,015	4,532,312	73,029,414
GMO-Usonian Japan Value Creation Fund, Class VI	29,422,703	14,078,063	4,362,230	—	—	(74,894)	768,589	39,832,231
GMO Quality Cyclicals Fund, Class VI	36,774,104	—	5,586,391	—	—	(693,827)	2,430,085	32,923,971
GMO Quality Fund, Class VI	89,975,382	137,963	13,622,799	—	—	2,792,066	(769,035)	78,513,577
GMO Resources Fund, Class VI	20,138,162	—	2,717,000	—	—	(64,632)	2,314,867	19,671,397
GMO Small Cap Quality Fund, Class VI	37,334,995	—	4,422,284	—	—	777,079	(413,070)	33,276,720
GMO U.S. Equity Fund, Class VI	37,610,164	—	6,584,119	—	—	(957,602)	2,960,748	33,029,191
GMO U.S. Opportunistic Value Fund, Class VI	88,911,262	8,220,135	14,527,846	—	—	1,782,172	2,547,290	86,933,013
GMO U.S. Small Cap Value Fund, Class VI	21,639,012	—	2,445,000	—	—	(37,790)	924,450	20,080,672

Totals	$734,649,801	$46,406,520	$157,585,526	$1,045,359	$—	$(13,665,266)	$49,875,162	$659,680,691

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Implementation Fund
GMO U.S. Treasury Fund	$3,301,486	$43,262,021	$28,920,843	$—	**	$—	$(24)	$24	$17,642,664

International Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$21,157,581	$829,760	$16,391,760	$283,607		$—	$(3,347,501)	$3,334,074	$5,582,154
GMO International Equity Fund, Class IV	185,602,298	657,567	—	—		—	—	15,799,673	202,059,538
GMO International Opportunistic Value Fund, Class IV	47,858,092	8,325,000	154,079	—		—	17,916	4,416,961	60,463,890
GMO-Usonian Japan Value Creation Fund, Class VI	10,805,125	8,790,544	232,988	—		—	(3,648)	302,497	19,661,530

Totals	$265,423,096	$18,602,871	$16,778,827	$283,607		$—	$(3,333,233)	$23,853,205	$287,767,112

International Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$24,272,532	$252,834	$15,558,690	$252,834		$—	$(4,388,691)	$4,468,493	$9,046,478
GMO Emerging Markets Fund, Class VI	89,931,600	182,481	8,864,595	—		—	(3,445,058)	7,059,623	84,864,051
GMO International Equity Fund, Class IV	142,434,181	1,224,714	8,392,566	—		—	122,556	11,608,439	146,997,324
GMO International Opportunistic Value Fund, Class IV	36,353,186	7,875,000	560,018	—		—	49,667	3,338,949	47,056,784
GMO-Usonian Japan Value Creation Fund, Class VI	12,374,718	9,725,000	1,053,214	—		—	(16,089)	337,311	21,367,726

Totals	$305,366,217	$19,260,029	$34,429,083	$252,834		$—	$(7,677,615)	$26,812,815	$309,332,363

Strategic Opportunities Allocation Fund
GMO Asset Allocation Bond Fund, Class VI	$13,007,297	$—	$—	$—		$—	$—	$(599,721)	$12,407,576
GMO Climate Change Fund, Class III	—	2,430,000	—	—		—	—	180,489	2,610,489
GMO Emerging Country Debt Fund, Class VI	8,676,483	—	1,570,000	—		—	(561,830)	895,993	7,440,646
GMO Emerging Markets ex-China Fund, Class VI	17,963,445	249,814	13,640,000	249,814		—	(2,217,203)	2,208,625	4,564,681
GMO Emerging Markets Fund, Class VI	16,002,271	—	5,100,000	—		—	(1,396,972)	1,931,555	11,436,854
GMO International Equity Fund, Class IV	31,688,550	7,000,000	5,610,000	—		—	1,014,452	1,626,312	35,719,314
GMO International Opportunistic Value Fund, Class IV	18,074,314	—	2,940,000	—		—	340,033	1,137,020	16,611,367
GMO-Usonian Japan Value Creation Fund, Class VI	10,795,220	5,000,000	1,400,000	—		—	252,538	34,949	14,682,707
GMO Multi-Sector Fixed Income Fund, Class IV	6,634,466	1,175,000	680,000	—		—	(800)	(14,671)	7,113,995
GMO Quality Fund, Class VI	8,637,364	—	1,665,000	—		—	432,310	(286,008)	7,118,666
GMO Resources Fund, Class VI	4,563,997	—	—	—		—	—	516,220	5,080,217
GMO Small Cap Quality Fund, Class VI	8,341,628	—	1,000,000	—		—	189,627	(91,335)	7,439,920
GMO U.S. Equity Fund, Class VI	11,100,197	—	2,250,000	—		—	(43,782)	623,893	9,430,308
GMO U.S. Opportunistic Value Fund, Class VI	18,332,068	—	2,700,000	—		—	393,726	528,248	16,554,042
GMO U.S. Treasury Fund	3,277,055	48,749	—	48,749		—	—	—	3,325,804

Totals	$177,094,355	$15,903,563	$38,555,000	$298,563		$—	$(1,597,901)	$8,691,569	$161,536,586

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2024 through May 31, 2024. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2025.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $59,504 and $33,147 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.